UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: December 31
Date of reporting period: September 28, 2007

Item 1. Schedule of Investments

Thrivent Financial for Lutherans®

Thrivent Series Fund, Inc.

Schedule of Investments

As of September 28, 2007
(unaudited)

Aggressive Allocation Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares		Value	Percentage

Equity Portfolios (91.2%)
2,024,337	Thrivent Partner Small Cap Growth Portfolio #	$29,085,872	6.0%
1,057,135	Thrivent Partner Small Cap Value Portfolio	20,392,973	4.2
2,226,821	Thrivent Small Cap Stock Portfolio	35,359,025	7.3
857,449	Thrivent Mid Cap Growth Portfolio	17,633,434	3.6
1,158,515	Thrivent Partner Mid Cap Value Portfolio	16,026,663	3.3
2,563,557	Thrivent Mid Cap Stock Portfolio	35,232,495	7.3
5,757,283	Thrivent Partner International Stock Portfolio	102,244,163	21.2
5,468,413	Thrivent Large Cap Growth Portfolio	104,933,386	21.8
2,395,357	Thrivent Large Cap Value Portfolio	33,412,359	6.9
4,083,865	Thrivent Large Cap Stock Portfolio	46,087,232	9.6

	Total Equity Portfolios
	(cost $386,961,007)	440,407,602

Debt Portfolios (6.9%)
980,456	Thrivent High Yield Portfolio	4,879,241	1.0
2,441,680	Thrivent Income Portfolio	23,822,006	4.9
478,751	Thrivent Limited Maturity Bond Portfolio	4,727,041	1.0

	Total Debt Portfolios
	(cost $33,458,852)	33,428,288

Short-Term Investments (1.9%)
9,348,648	Thrivent Money Market Portfolio	9,348,648	1.9

	Total Short-Term Investments
	(cost $9,348,648)	9,348,648

	Total Investments
	(cost $429,768,507) 100.0%	$483,184,538

	Other Assets and Liabilities,
	Net (0.0%)	(77,535)

	Total Net Assets 100.0%	$483,107,003

# Non income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$53,463,421
Gross unrealized depreciation	(47,390)

Net unrealized appreciation (depreciation)	$53,416,031
Cost for federal income tax purposes	$429,768,507

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

1

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares		Value	Percentage

Equity Portfolios (78.7%)
3,492,402	Thrivent Partner Small Cap Growth Portfolio #	$50,179,183	3.0%
1,628,890	Thrivent Partner Small Cap Value Portfolio	31,422,586	1.9
4,092,583	Thrivent Small Cap Stock Portfolio	64,984,896	3.9
1,263,321	Thrivent Mid Cap Growth Portfolio	25,980,196	1.5
1,709,847	Thrivent Partner Mid Cap Value Portfolio	23,653,678	1.4
4,740,170	Thrivent Mid Cap Stock Portfolio	65,147,006	3.9
13,244,688	Thrivent Partner International Stock Portfolio	235,213,731	14.0
15,245,963	Thrivent Large Cap Growth Portfolio	292,554,784	17.4
16,532,770	Thrivent Large Cap Value Portfolio	230,612,306	13.7
22,203,714	Thrivent Large Cap Stock Portfolio	250,573,349	14.9
2,532,832	Thrivent Real Estate Securities Portfolio	51,742,974	3.1

	Total Equity Portfolios
	(cost $1,177,541,254)	1,322,064,689

Debt Portfolios (17.8%)
4,001,831	Thrivent High Yield Portfolio	19,915,111	1.2
21,845,222	Thrivent Income Portfolio	213,130,722	12.7
6,587,499	Thrivent Limited Maturity Bond Portfolio	65,042,988	3.9

	Total Debt Portfolios
	(cost $298,987,804)	298,088,821

Short-Term Investments (3.5%)
59,179,996	Thrivent Money Market Portfolio	59,179,996	3.5

	Total Short-Term Investments
	(cost $59,179,996)	59,179,996

	Total Investments
	(cost $1,535,709,054) 100.0%	$1,679,333,506

	Other Assets and Liabilities,
	Net (0.0%)	(217,403)

	Total Net Assets 100.0%	$1,679,116,103

# Non income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$144,523,435
Gross unrealized depreciation	(898,983)

Net unrealized appreciation (depreciation)	$143,624,452
Cost for federal income tax purposes	$1,535,709,054

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

2

Moderate Allocation Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares		Value	Percentage

Equity Portfolios (58.9%)
2,014,132	Thrivent Partner Small Cap Growth Portfolio #	$28,939,249	1.5%
937,970	Thrivent Partner Small Cap Value Portfolio	18,094,193	0.9
1,950,608	Thrivent Small Cap Stock Portfolio	30,973,115	1.6
1,008,113	Thrivent Mid Cap Growth Portfolio	20,731,837	1.0
1,365,888	Thrivent Partner Mid Cap Value Portfolio	18,895,418	0.9
4,257,882	Thrivent Mid Cap Stock Portfolio	58,518,624	2.9
11,328,571	Thrivent Partner International Stock Portfolio	201,185,231	10.0
15,553,495	Thrivent Large Cap Growth Portfolio	298,456,015	14.9
14,141,191	Thrivent Large Cap Value Portfolio	197,252,640	9.8
21,276,217	Thrivent Large Cap Stock Portfolio	240,106,360	12.0
3,347,964	Thrivent Real Estate Securities Portfolio	68,395,228	3.4

	Total Equity Portfolios
	(cost $1,048,847,657)	1,181,547,910

Debt Portfolios (33.4%)
5,038,458	Thrivent High Yield Portfolio	25,073,884	1.2
38,377,675	Thrivent Income Portfolio	374,427,946	18.7
27,416,505	Thrivent Limited Maturity Bond Portfolio	270,702,341	13.5

	Total Debt Portfolios
	(cost $673,187,109)	670,204,171

Short-Term Investments (7.7%)
154,811,903	Thrivent Money Market Portfolio	154,811,903	7.7

	Total Short-Term Investments
	(cost $154,811,903)	154,811,903

	Total Investments
	(cost $1,876,846,669) 100.0%	$2,006,563,984

	Other Assets and Liabilities,
	Net (0.0%)	(256,702)

	Total Net Assets 100.0%	$2,006,307,282

# Non income producing security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$133,290,012
Gross unrealized depreciation	(3,572,697)

Net unrealized appreciation (depreciation)	$129,717,315
Cost for federal income tax purposes	$1,876,846,669

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares		Value	Percentage

Equity Portfolios (39.0%)
1,271,792	Thrivent Small Cap Stock Portfolio	$20,194,397	2.9%
975,197	Thrivent Mid Cap Stock Portfolio	13,402,722	2.0
2,334,189	Thrivent Partner International Stock Portfolio	41,453,094	6.0
3,674,299	Thrivent Large Cap Growth Portfolio	70,506,128	10.3
3,155,730	Thrivent Large Cap Value Portfolio	44,018,646	6.4
4,864,592	Thrivent Large Cap Stock Portfolio	54,897,898	8.0
1,154,606	Thrivent Real Estate Securities Portfolio	23,587,328	3.4

	Total Equity Portfolios
	(cost $236,683,422)	268,060,213

Debt Portfolios (50.9%)
1,737,762	Thrivent High Yield Portfolio	8,647,973	1.3
10,306,553	Thrivent Income Portfolio	100,554,856	14.6
24,370,337	Thrivent Limited Maturity Bond Portfolio	240,625,400	35.0

	Total Debt Portfolios
	(cost $351,181,198)	349,828,229

Short-Term Investments (10.1%)
69,096,616	Thrivent Money Market Portfolio	69,096,616	10.1

	Total Short-Term Investments
	(cost $69,096,616)	69,096,616

	Total Investments
	(cost $656,961,236) 100.0%	$686,985,058

	Other Assets and Liabilities,
	Net (0.0%)	(102,948)

	Total Net Assets 100.0%	$686,882,110

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$31,376,791
Gross unrealized depreciation	(1,352,969)

Net unrealized appreciation (depreciation)	$30,023,822
Cost for federal income tax purposes	$656,961,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

4

Technology Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (94.1%)	Value	Shares	Common Stock (94.1%)	Value

Communications Equipment (22.7%)			1,100	UnitedHealth Group, Inc.	$53,273
55,600	AudioCodes, Ltd. #	$304,132	26,500	Vertex Pharmaceuticals, Inc. #	1,017,865
17,900	CIENA Corporation #*	681,632	700	WellPoint, Inc. #	55,244

123,500	Cisco Systems, Inc. #	4,089,085		Total Health Care	5,086,211

57,100	Corning, Inc.	1,407,515
27,000	F5 Networks, Inc. #	1,004,130	Internet Software & Services (11.4%)
39,500	Foundry Networks, Inc. #	701,915	30,100	eBay, Inc. #	1,174,502
65,200	Juniper Networks, Inc. #	2,386,972	5,100	Google, Inc. #	2,893,077
35,750	OpNext, Inc. #*	414,700	36,400	VeriSign, Inc. #*	1,228,136
49,800	QUALCOMM, Inc.	2,104,548	48,700	Yahoo!, Inc. #	1,307,108

	Total Communications			Total Internet
	Equipment	13,094,629		Software & Services	6,602,823

Computers & Peripherals (13.6%)			IT Consulting & Services (5.1%)
17,200	Apple Computer, Inc. #	2,640,888	13,300	Accenture, Ltd.	535,325
58,500	Brocade Communications #	500,760	14,800	Cognizant Technology
139,800	EMC Corporation #	2,907,840		Solutions Corporation #	1,180,596
30,400	Emulex Corporation #	582,768	16,900	Infosys Technologies, Ltd. ADR	817,791
27,800	Isilon Systems, Inc. #*	214,060	18,300	MoneyGram International, Inc.	413,397

38,600	Network Appliance, Inc. #	1,038,726		Total IT Consulting &

	Total Computers &			Services	2,947,109

	Peripherals	7,885,042

			Semiconductors &
Consumer Discretionary (2.4%)			Semiconductor Equipment (14.3%)
2,300	Best Buy Company, Inc.	105,846	35,100	Broadcom Corporation #	1,279,044
20,700	Scientific Games Corporation #*	778,320	23,500	FormFactor, Inc. #	1,042,695
15,750	WMS Industries, Inc. #	521,325	52,400	Integrated Device

	Total Consumer			Technology, Inc. #	811,152
	Discretionary	1,405,491	69,300	Intel Corporation	1,792,098

			29,500	Intersil Corporation	986,185
Financials (1.1%)			71,800	Marvell Technology Group, Ltd. #	1,175,366
18,500	PMI Group, Inc.	604,950	20,400	Maxim Integrated Products, Inc.	598,740

	Total Financials	604,950	10,000	MEMC Electronic Materials, Inc. #	588,600

				Total Semiconductors &
Health Care (8.8%)				Semiconductor Equipment	8,273,880

6,600	Beckman Coulter, Inc.	486,816
31,700	BioMarin Pharmaceutical, Inc. #*	789,330	Software (12.4%)
1,500	CIGNA Corporation	79,935	42,000	Adobe Systems, Inc. #	1,833,720
9,900	Cooper Companies, Inc.	518,958	18,000	BMC Software, Inc. #	562,140
1,400	Express Scripts, Inc. #	78,148	30,000	Commvault Systems, Inc. #	555,600
10,900	Hologic, Inc. #*	664,900	145,000	Compuware Corporation #	1,162,900
1,000	McKesson Corporation	58,790	37,600	Informatica Corporation #	590,320
900	Medco Health Solutions, Inc. #	81,351	50,200	Nuance Communications, Inc. #*	969,362
14,500	NuVasive, Inc. #	520,985	48,300	Oracle Corporation #	1,045,695
9,200	Shire Pharmaceuticals		61,100	TIBCO Software, Inc. #	451,529

	Group plc ADR	680,616		Total Software	7,171,266

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

5

Technology Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (94.1%)	Value

Telecommunications Services (2.3%)
12,900	America Movil SA de CV ADR	$825,600
5,900	NII Holdings, Inc. #	484,685

	Total Telecommunications
	Services	1,310,285

	Total Common Stock
	(cost $43,945,397)	54,381,686

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.1%)		Rate (+)	Date	Value

5,243,050	Thrivent Financial Securities Lending Trust		5.380%	N/A	$5,243,050

	Total Collateral Held for Securities Loaned
	(cost $5,243,050)				5,243,050

			Interest	Maturity
Shares	Short-Term Investments (6.5%)		Rate (+)	Date	Value

3,782,918	Thrivent Money Market Portfolio		5.140%	N/A	$3,782,918

	Total Short-Term Investments (at amortized cost)				3,782,918

	Total Investments (cost $52,971,365) 109.7%				$63,407,654

	Other Assets and Liabilities, Net (9.7%)				(5,605,987)

	Total Net Assets 100.0%				$57,801,667

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,019,809
Gross unrealized depreciation	(583,520)

Net unrealized appreciation (depreciation)	$10,436,289
Cost for federal income tax purposes	$52,971,365

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

6

Partner Small Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)	Value

Consumer Discretionary (11.5%)			Financials (10.3%)
31,505	BJ’s Restaurants, Inc. #*	$663,180	68,809	Cohen & Steers, Inc. *	$2,547,997
25,600	Cooper Tire & Rubber Company	624,640	35,030	DiamondRock Hospitality
20,130	Fossil, Inc. #	752,057		Company	609,872
6,180	Gmarket, Inc. ADR #	144,921	26,780	Digital Realty Trust, Inc. *	1,054,864
27,610	GSI Commerce, Inc. #	734,426	19,190	Frontier Financial Corporation *	447,703
7,360	Gymboree Corporation #	259,366	25,778	GFI Group, Inc. #*	2,220,001
18,860	Iconix Brand Group, Inc. #*	448,679	36,772	Greenhill & Company, Inc. *	2,244,931
33,350	Interactive Data Corporation	940,470	17,960	Investment Technology
15,820	J. Crew Group, Inc. #	656,530		Group, Inc. #	771,921
16,910	Life Time Fitness, Inc. #*	1,037,259	41,824	KBW, Inc. #*	1,203,695
22,700	McCormick & Schmick’s Seafood		31,850	MarketAxess Holdings, Inc. #	477,750
	Restaurants, Inc. #	427,441	46,132	Signature Bank #	1,625,230
5,880	New Oriental Education &		10,900	SVB Financial Group #	516,224
	Technology Group ADR #	391,373	58,232	Texas Capital Bancshares, Inc. #	1,265,964
10,570	Priceline.com, Inc. #*	938,088	61,877	Thomas Weisel Partners
10,230	Red Robin Gourmet Burgers, Inc. #	438,867		Group, Inc. #*	897,835
172,872	Shuffle Master, Inc. #*	2,584,436	32,310	Waddell & Reed Financial, Inc.	873,339

14,780	Sotheby’s Holdings, Inc.	706,336		Total Financials	16,757,326

19,500	Tempur-Pedic International *	697,125
60,334	Tractor Supply Company #*	2,780,794	Health Care (21.2%)
11,000	Under Armour, Inc. #*	658,020	20,710	Alexion Pharmaceuticals, Inc. #*	1,349,256
17,240	Volcom, Inc. #*	733,045	163,550	American Medical Systems
34,430	WMS Industries, Inc. #	1,139,633		Holdings, Inc. #*	2,772,172
19,430	Zumiez, Inc. #*	862,109	14,070	AMERIGROUP Corporation #	485,134

	Total Consumer		28,480	Array Biopharma, Inc. #	319,830
	Discretionary	18,618,795	26,467	ArthroCare Corporation #	1,479,241

			34,580	BioMarin Pharmaceutical, Inc. #*	861,042
Consumer Staples (1.0%)			13,460	Cepheid, Inc. #	306,888
11,430	Chattem, Inc. #*	806,044	11,100	Chemed Corporation	689,976
39,040	Flowers Foods, Inc.	851,072	27,398	HealthExtras, Inc. #	762,486

	Total Consumer Staples	1,657,116	9,950	Healthways, Inc. #*	537,002

			15,410	Hologic, Inc. #*	940,010
Energy (6.9%)			11,690	ICON plc ADR #	596,541
18,140	Alon USA Energy, Inc.	612,769	39,321	Illumina, Inc. #*	2,039,973
8,740	Arena Resources, Inc. #	572,470	26,020	Immucor, Inc. #	930,215
81,310	Cal Dive International, Inc. #*	1,219,650	31,281	Integra LifeSciences Holdings
6,640	Core Laboratories NV #	845,870		Corporation #*	1,519,631
75,754	Dril-Quip, Inc. #	3,738,462	14,980	InterMune, Inc. #*	286,567
17,940	Goodrich Petroleum		16,910	inVentiv Health, Inc. #	740,996
	Corporation #*	568,698	61,335	Inverness Medical
16,166	Lufkin Industries, Inc.	889,453		Innovations, Inc. #*	3,393,052
20,803	Oil States International, Inc. #	1,004,785	28,830	K-V Pharmaceutical Company #	824,538
25,080	USEC, Inc. #	257,070	7,070	Kyphon, Inc. #	494,900
11,510	W-H Energy Services, Inc. #	848,862	66,077	Mentor Corporation *	3,042,846
18,110	Willbros Group, Inc. #*	615,740	38,363	Meridian Bioscience, Inc.	1,163,151

	Total Energy	11,173,829	18,310	MGI Pharma, Inc. #	508,652

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

7

Partner Small Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)	Value

Health Care — continued			Information Technology (24.8%)
50,018	NuVasive, Inc. #	$1,797,147	15,080	Advent Software, Inc. #*	$708,308
22,440	PAREXEL International		72,530	Anadigics, Inc. #*	1,311,342
	Corporation #	926,099	11,540	ANSYS, Inc. #	394,322
28,560	Perrigo Company	609,756	24,840	Atheros Communications, Inc. #*	744,455
17,110	Progenics Pharmaceuticals, Inc. #*	378,302	73,285	Avocent Corporation #	2,134,059
16,250	Sunrise Senior Living, Inc. #*	574,762	20,340	Blackboard, Inc. #	932,386
126,831	Trizetto Group, Inc. #	2,220,811	34,710	Brightpoint, Inc. #	520,997
10,010	United Therapeutics		28,160	Cavium Networks, Inc. #*	915,200
	Corporation #*	666,065	50,238	Coherent, Inc. #	1,611,635
19,490	West Pharmaceutical Services, Inc.	811,953	14,960	Comscore, Inc. #	403,920
9,470	Xenoport, Inc. #	445,564	27,380	Comtech Group, Inc. #	498,590

	Total Health Care	34,474,558	36,790	Concur Technologies, Inc. #*	1,159,621

			19,830	Data Domain, Inc. #*	613,738
Industrials (15.7%)			85,190	Euronet Worldwide, Inc. #*	2,536,106
74,119	AAR Corporation #	2,248,770	3,010	Faro Technologies, Inc. #	132,892
18,400	Actuant Corporation *	1,195,448	14,690	FLIR Systems, Inc. #*	813,679
21,310	Aecom Technology Corporation #	744,358	12,620	FormFactor, Inc. #	559,949
9,270	Astec Industries, Inc. #	532,562	57,390	Foundry Networks, Inc. #	1,019,820
66,102	CoStar Group, Inc. #	3,533,152	130,251	Informatica Corporation #	2,044,941
38,387	CRA International, Inc. #	1,849,870	119,993	Intermec, Inc. #*	3,134,217
6,610	Dryships, Inc. *	600,518	7,350	Itron, Inc. #*	684,064
45,959	Forward Air Corporation	1,368,659	37,170	MasTec, Inc. #	522,982
15,230	FTI Consulting, Inc. #	766,221	17,490	MICROS Systems, Inc. #	1,138,074
38,266	Gardner Denver, Inc. #	1,492,374	27,230	Net 1 UEPS Technology, Inc. #*	739,839
20,770	Horizon Lines, Inc. *	634,108	68,044	Omniture, Inc. #*	2,063,094
18,740	Hub Group, Inc. #	562,762	67,580	ON Semiconductor Corporation #	848,805
11,830	Huron Consulting Group, Inc. #	859,095	64,081	Perficient, Inc. #	1,401,451
21,008	IDEX Corporation	764,481	13,260	Quality Systems, Inc. *	485,714
15,150	JA Solar Holdings		13,816	Rogers Corporation #	569,081
	Company, Ltd. ADR #	680,992	52,150	Semtech Corporation #	1,068,032
36,320	Ladish Company, Inc. #	2,015,034	17,110	Silicon Laboratories, Inc. #	714,514
9,070	Orbital Sciences Corporation #	201,717	11,520	Synchronoss Technologies, Inc. #*	484,531
11,820	Perini Corporation #	661,093	29,000	Take-Two Interactive
54,093	Polypore International, Inc. #	760,548		Software, Inc. #*	495,320
10,960	Regal-Beloit Corporation	524,874	9,690	The9, Ltd. ADR #*	334,208
20,120	The Geo Group, Inc. #	595,753	18,910	Ultimate Software Group, Inc. #	659,959
9,720	TransDigm Group, Inc. #	444,301	156,020	ValueClick, Inc. #	3,504,209
10,060	Triumph Group, Inc.	822,003	60,127	Veraz Networks, Inc. #	422,092
8,660	Wabtec Corporation	324,404	36,890	ViaSat, Inc. #	1,137,319
18,630	Waste Connections, Inc. #	591,689	20,180	VistaPrint, Ltd. #*	754,127

12,340	Woodward Governor Company	770,016		Total Information

	Total Industrials	25,544,802		Technology	40,217,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

8

Partner Small Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)		Value

Materials (3.3%)			Telecommunications Services (2.2%)
15,700	Century Aluminum Company #*	$826,605	80,398	NeuStar, Inc. #		$2,756,847
10,410	Greif, Inc.	631,679	39,270	Time Warner Telecom, Inc. #		862,762

27,860	H.B. Fuller Company	826,885	Total Telecommunications
36,880	Hercules, Inc.	775,218		Services		3,619,609

15,320	Silgan Holdings, Inc.	823,450
25,300	Terra Industries, Inc. #	790,878	Utilities (0.4%)
16,080	Zoltek Companies, Inc. #*	701,570	13,840	ITC Holdings Corporation		685,772

	Total Materials	5,376,285	Total Utilities			685,772

			Total Common Stock
			(cost $139,387,769)			158,125,684

			Interest		Maturity
Shares	Collateral Held for Securities Loaned (34.6%)		Rate (+)		Date	Value

56,229,930	Thrivent Financial Securities Lending Trust		5.380%		N/A	$56,229,930

	Total Collateral Held for Securities Loaned
	(cost $56,229,930)					56,229,930

Shares or
Principal			Interest		Maturity
Amount	Short-Term Investments (2.9%)		Rate (+)		Date	Value

$1,840,000	Federal Home Loan Bank		4.001%		10/1/2007	$1,839,591
2,811,887	Thrivent Money Market Portfolio		5.140		N/A	2,811,887

	Total Short-Term Investments (at amortized cost)					4,651,478

	Total Investments (cost $200,269,177) 134.8%					$219,007,092

	Other Assets and Liabilities, Net (34.8%)					(56,548,314)

	Total Net Assets 100.0%					$162,458,778

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$22,915,414
Gross unrealized depreciation	(4,177,499)

Net unrealized appreciation (depreciation)	$18,737,915
Cost for federal income tax purposes	$200,269,177

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

9

Partner Small Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (95.5%)	Value	Shares	Common Stock (95.5%)	Value

Consumer Discretionary (10.6%)			40,500	W-H Energy Services, Inc. #	$2,986,875
92,500	Aaron Rents, Inc. *	$2,062,750	46,000	Whiting Petroleum Corporation #	2,044,700

59,500	Building Materials Holding			Total Energy	14,279,959

	Corporation *	629,510
36,000	Cavco Industries, Inc. #	1,206,000	Financials (18.7%)
21,500	Courier Corporation	757,015	69,000	Ares Capital Corporation *	1,122,630
35,000	CSS Industries, Inc.	1,258,950	30,600	Boston Private Financial
63,200	Dixie Group, Inc. #	600,400		Holdings, Inc. *	851,904
38,000	Dorman Products, Inc. #	536,560	115,100	Cedar Shopping Centers, Inc.	1,567,662
12,600	Drew Industries, Inc. #	512,568	45,500	Compass Diversified Trust	730,730
47,500	Fred’s, Inc.	500,175	39,600	East West Bancorp, Inc.	1,424,016
21,500	Fuel Systems Solutions, Inc. #	383,990	9,600	Employers Holdings, Inc.	197,856
84,300	Haverty Furniture Companies, Inc. *	739,311	73,000	First Financial Fund, Inc.	927,100
64,200	Journal Register Company *	154,080	49,200	Glacier Bancorp, Inc. *	1,107,984
34,800	M/I Homes, Inc. *	483,372	63,200	Hercules Technology Growth
30,200	Matthews International			Capital, Inc. *	838,664
	Corporation	1,322,760	32,000	Home Bancshares, Inc. *	697,280
23,400	Meritage Homes Corporation #*	330,408	67,100	Kohlberg Capital Corporation	1,010,526
7,700	Orient Express Hotels, Ltd.	394,779	41,900	LaSalle Hotel Properties	1,763,152
35,200	RARE Hospitality		2,700	Markel Corporation #	1,306,800
	International, Inc. #*	1,341,472	61,300	Max Re Capital, Ltd. *	1,718,852
99,100	Regent Communications, Inc. #	260,633	1	Merrill Lynch & Company, Inc.	14
31,500	Ruby Tuesday, Inc. *	577,710	32,600	Midland Company	1,791,696
61,400	Saga Communications, Inc. #	450,676	46,900	National Health Realty, Inc.	1,091,363
72,600	Shiloh Industries, Inc.	768,108	24,800	National Interstate Corporation	763,592
44,500	Stanley Furniture Company, Inc. *	723,125	31,700	Parkway Properties, Inc.	1,399,238
50,800	Steak n Shake Company #*	762,508	13,800	Piper Jaffray Companies #	739,680
103,400	Stein Mart, Inc.	786,874	41,700	Potlatch Corporation *	1,877,751
52,500	Winnebago Industries, Inc. *	1,253,700	55,600	ProAssurance Corporation #	2,995,172

	Total Consumer		64,000	ProCentury Corporation	936,320
	Discretionary	18,797,434	38,300	Sandy Spring Bancorp, Inc. *	1,153,596

			40,200	Seabright Insurance Holdings #	686,214
Consumer Staples (2.1%)			34,500	Strategic Hotel Capital, Inc. *	710,355
127,400	Alliance One International, Inc. #	833,196	33,700	SVB Financial Group #	1,596,032
32,000	Casey’s General Stores, Inc.	886,400	29,700	Washington Real Estate
39,700	Nash Finch Company *	1,581,251		Investment Trust *	985,446
25,200	Winn-Dixie Stores, Inc. #*	471,744	23,800	Wintrust Financial Corporation	1,016,022

	Total Consumer Staples	3,772,591		Total Financials	33,007,647

Energy (8.1%)			Health Care (5.9%)
19,700	Atwood Oceanics, Inc. #*	1,508,232	12,500	Analogic Corporation	797,000
20,700	Carbo Ceramics, Inc. *	1,050,111	15,100	Arrow International, Inc.	686,899
51,400	Forest Oil Corporation #	2,212,256	58,400	Capital Senior Living
67,200	Geomet, Inc. #*	342,048		Corporation #	491,728
40,900	Hercules Offshore, Inc. #*	1,067,889	95,100	Momenta Pharmaceuticals, Inc. #*	1,083,189
92,400	Mariner Energy, Inc. #	1,913,604	18,600	Myriad Genetics, Inc. #*	969,990
54,600	TETRA Technologies, Inc. #*	1,154,244	26,300	National Healthcare Corporation *	1,351,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

10

Partner Small Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (95.5%)	Value	Shares	Common Stock (95.5%)	Value

Health Care — continued			77,709	Brooks Automation, Inc. #	$1,106,576
62,000	Owens & Minor, Inc.	$2,361,580	64,500	Catapult Communications
181,000	Panacos Pharmaceuticals, Inc. #*	289,600		Corporation #*	492,780
27,700	Pharmion Corporation #	1,278,078	99,800	GSI Group, Inc. #	1,127,740
29,000	West Pharmaceutical		183,900	LookSmart, Ltd. #	520,437
	Services, Inc. *	1,208,140	26,800	Methode Electronics, Inc.	403,340

	Total Health Care	10,517,761	118,500	MPS Group, Inc. #	1,321,275

			67,100	Nextest Systems Corporation #	862,906
Industrials (23.5%)			68,500	Palm, Inc. #*	1,114,495
56,000	Accuride Corporation #	678,160	55,500	Progress Software Corporation #	1,681,650
21,700	Ameron International		267,000	Safeguard Scientifics, Inc. #*	611,430
	Corporation *	2,295,209	39,200	SPSS, Inc. #	1,612,688
73,100	Beacon Roofing Supply, Inc. #*	747,082	44,000	StarTek, Inc.	445,720
42,800	Belden, Inc. *	2,007,748	85,200	TNS, Inc. *	1,368,312
77,300	Builders Firstsource, Inc. #*	833,294	90,900	Wind River Systems, Inc. #	1,069,893
50,800	C&D Technologies, Inc. #*	252,984	46,700	Xyratex, Ltd. #	896,173
36,800	Circor International, Inc.	1,671,088	373,200	Zarlink Semiconductor, Inc. #*	518,748
46,500	Dollar Thrifty Automotive		52,000	Zygo Corporation #	677,560

	Group, Inc. #	1,613,085		Total Information
13,600	EDO Corporation *	761,736		Technology	17,242,778

72,000	Electro Rent Corporation	1,008,720
26,100	Franklin Electric Company, Inc. *	1,072,971	Materials (10.9%)
40,800	FTI Consulting, Inc. #*	2,052,648	37,300	Airgas, Inc.	1,925,799
38,100	G & K Services, Inc.	1,531,620	57,000	American Vanguard Corporation *	1,112,640
63,600	Genesee & Wyoming, Inc. #	1,834,224	63,000	AptarGroup, Inc. *	2,385,810
23,000	Genlyte Group, Inc. #	1,477,980	34,000	Arch Chemicals, Inc.	1,593,920
60,700	Gibraltar Industries, Inc.	1,122,950	19,900	Carpenter Technology
67,200	Hub Group, Inc. #	2,018,016		Corporation	2,587,199
45,850	IDEX Corporation	1,668,482	27,600	Chesapeake Corporation	233,496
55,700	Insituform Technologies, Inc. #*	848,311	10,500	Deltic Timber Corporation	597,660
59,400	Kirby Corporation #	2,621,916	28,000	Florida Rock Industries, Inc.	1,749,720
19,000	LSI Industries, Inc.	389,880	38,400	Innospec, Inc.	874,752
63,700	McGrath Rentcorp	2,117,388	55,500	Metal Management, Inc.	3,008,099
41,300	Nordson Corporation	2,073,673	18,200	Minerals Technologies, Inc.	1,219,400
26,600	School Specialty, Inc. #	921,158	67,000	Myers Industries, Inc.	1,327,940
55,000	Sterling Construction		66,000	Wausau-Mosinee Paper
	Company, Inc. #	1,269,400		Corporation	735,900

28,000	Universal Forest Products, Inc.	837,200		Total Materials	19,352,335

107,300	Vitran Corporation, Inc. #	1,776,888
45,000	Waste Connections, Inc. #	1,429,200	Telecommunications Services (1.0%)
41,800	Woodward Governor Company *	2,608,320	138,000	Kratos Defense & Security

	Total Industrials	41,541,331		Solutions, Inc. #	378,120

			114,900	Premiere Global Services, Inc. #	1,453,485

Information Technology (9.8%)				Total Telecommunications
50,300	Advanced Energy Industries, Inc. #	759,530		Services	1,831,605

21,900	ATMI, Inc. #	651,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

11

Partner Small Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (95.5%)	Value	Shares	Common Stock (95.5%)	Value

Utilities (4.9%)			38,300	UniSource Energy Corporation	$1,144,787
42,600	Black Hills Corporation *	$1,747,452	37,500	Vectren Corporation	1,023,375

67,000	Cleco Corporation *	1,693,090	Total Utilities		8,634,774

49,800	El Paso Electric Company #*	1,151,874

20,600	Empire District Electric Company *	465,354	Total Common Stock
49,800	Southwest Gas Corporation	1,408,842	(cost $145,454,597)		168,978,215

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (30.9%)		Rate (+)	Date	Value

54,751,268	Thrivent Financial Securities Lending Trust		5.380%	N/A	$54,751,268

		Total Collateral Held for Securities Loaned
		(cost $54,751,268)			54,751,268

			Interest	Maturity
Shares	Short-Term Investments (3.3%)		Rate (+)	Date	Value

5,791,288	Thrivent Money Market Portfolio		5.140%	N/A	$5,791,288

		Total Short-Term Investments (at amortized cost)			5,791,288

		Total Investments (cost $205,997,153) 129.7%			$229,520,771

		Other Assets and Liabilities, Net (29.7%)			(52,523,870)

		Total Net Assets 100.0%			$176,996,901

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$38,001,301
Gross unrealized depreciation	(14,477,683)

Net unrealized appreciation (depreciation)	$23,523,618
Cost for federal income tax purposes	$205,997,153

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

12

Small Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Consumer Discretionary (9.6%)			Energy (4.7%)
20,400	Aftermarket Technology		23,000	Arena Resources, Inc. #*	$1,506,500
	Corporation #	$647,496	25,900	Denbury Resources, Inc. #*	1,157,471
53,900	ArvinMeritor, Inc. *	906,598	22,500	Dresser-Rand Group, Inc. #	960,975
37,100	Burger King Holdings, Inc.	945,679	57,300	Horizon Offshore, Inc. #	945,450
22,000	California Pizza Kitchen, Inc. #	386,540	55,700	Input/Output, Inc. #	770,331
6,300	Chipotle Mexican Grill, Inc. #*	744,219	49,800	Oil States International, Inc. #	2,405,340
19,000	Chipotle Mexican Grill, Inc. #	2,033,000	25,000	Penn Virginia Corporation	1,099,500
38,000	Crocs, Inc. #*	2,555,500	119,297	Petrohawk Energy Corporation #	1,958,857
5,700	Desarrolladora Homex ADR #	316,350	24,000	Petroleum Development
61,400	DreamWorks Animation			Corporation #	1,064,400
	SKG, Inc. #	2,051,988	28,454	Range Resources Corporation	1,156,940
32,000	Fossil, Inc. #	1,195,520	27,300	Southwestern Energy Company #	1,142,505
44,500	GameStop Corporation #	2,507,575	22,700	Superior Energy Services, Inc. #	804,488
12,000	ITT Educational Services, Inc. #	1,460,280	42,000	Tesco Corporation #	1,140,300
19,200	Jack in the Box, Inc. #	1,244,928	22,800	W-H Energy Services, Inc. #	1,681,500
37,300	Life Time Fitness, Inc. #*	2,287,982	35,900	Willbros Group, Inc. #*	1,220,600

31,100	Maidenform Brands, Inc. #	493,868		Total Energy	19,015,157

48,200	Men’s Wearhouse, Inc.	2,435,064
38,900	Meredith Corporation	2,228,970	Financials (16.6%)
19,500	Red Robin Gourmet		17,150	Affiliated Managers Group, Inc. #*	2,186,796
	Burgers, Inc. #	836,550	26,100	Assured Guaranty, Ltd.	709,137
87,000	Scientific Games Corporation #*	3,271,200	22,500	Bank of Hawaii Corporation	1,189,125
9,600	Steiner Leisure, Ltd. #	416,640	25,050	BioMed Realty Trust, Inc.	603,705
115,800	Texas Roadhouse, Inc. #	1,354,860	16,418	BOK Financial Corporation	844,049
45,000	Tween Brands, Inc. #*	1,477,800	11,100	Cash America International, Inc.	417,360
15,200	Warnaco Group, Inc. #	593,864	50,500	CastlePoint Holdings, Ltd. *	580,750
123,800	WMS Industries, Inc. #	4,097,780	22,500	Cullen/Frost Bankers, Inc.	1,127,700
81,500	Wolverine World Wide, Inc.	2,233,100	51,200	Delphi Financial Group, Inc.	2,069,504

	Total Consumer		37,900	Digital Realty Trust, Inc.	1,492,881
	Discretionary	38,723,351	23,400	Duff & Phelps Corporation #§	429,390

			55,700	Endurance Specialty Holdings, Ltd.	2,314,335
Consumer Staples (5.1%)			58,900	Equity One, Inc.	1,602,080
74,200	Calavo Growers, Inc.	1,463,224	40,650	FCStone Group, Inc. #*	1,311,776
128,900	Casey’s General Stores, Inc.	3,570,530	70,700	First Cash Financial
41,000	Central European Distribution			Services, Inc. #	1,655,794
	Corporation #*	1,964,310	17,900	First Community Bancorp, Inc. *	979,309
21,300	Chattem, Inc. #*	1,502,076	41,000	First Midwest Bancorp, Inc. *	1,400,560
11,900	Church & Dwight Company, Inc.	559,776	62,650	HCC Insurance Holdings, Inc.	1,794,296
36,200	Corn Products International, Inc.	1,660,494	17,900	Hilb, Rogal and Hobbs Company *	775,607
95,800	Elizabeth Arden, Inc. #	2,582,768	102,700	Investors Real Estate Trust *	1,109,160
83,800	Flowers Foods, Inc. *	1,826,840	38,400	iShares Russell Microcap
47,900	Longs Drug Stores Corporation	2,379,193		Index Fund *	2,213,760
59,600	Performance Food		19,500	Jefferies Group, Inc.	542,685
	Group Company #	1,795,748	79,500	Lexington Corporate
20,400	Ralcorp Holdings, Inc. #	1,138,728		Properties Trust *	1,590,795

	Total Consumer Staples	20,443,687	24,400	National Financial Partners	1,292,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

13

Small Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Financials — continued			51,200	HealthExtras, Inc. #	$1,424,896
71,100	National Retail Properties, Inc.	$1,733,418	28,800	Healthways, Inc. #*	1,554,336
62,100	Nationwide Health		18,400	IDEXX Laboratories, Inc. #	2,016,456
	Properties, Inc. *	1,871,073	12,400	Integra LifeSciences Holdings
98,633	Nexity Financial Corporation #	818,654		Corporation #*	602,392
52,300	Philadelphia Consolidated		53,700	inVentiv Health, Inc. #	2,353,134
	Holding Corporation #	2,162,082	17,000	Inverness Medical
66,600	Platinum Underwriters			Innovations, Inc. #	940,440
	Holdings, Ltd.	2,394,936	12,800	Invitrogen Corporation #	1,046,144
30,300	Portfolio Recovery		61,600	K-V Pharmaceutical Company #	1,761,760
	Associates, Inc. *	1,608,021	45,400	Kyphon, Inc. #	3,178,000
37,300	Potlatch Corporation *	1,679,619	35,800	Masimo Corporation #*	918,628
129,900	PowerShares Zacks Micro		65,300	NuVasive, Inc. #	2,346,229
	Cap Portfolio *	2,235,579	79,900	Omnicell, Inc. #	2,280,346
41,800	ProAssurance Corporation #	2,251,766	26,400	Orthofix International NV #	1,292,808
42,900	Prosperity Bancshares, Inc.	1,422,564	49,100	Owens & Minor, Inc.	1,870,219
56,900	Raymond James Financial, Inc.	1,869,165	27,800	Pediatrix Medical Group, Inc. #	1,818,676
52,900	Realty Income Corporation *	1,478,555	44,800	Pharmaceutical Product
97,600	Sterling Bancshares, Inc.	1,113,616		Development, Inc.	1,587,712
69,900	Sterling Financial Corporation	1,881,009	62,200	PSS World Medical, Inc. #*	1,189,886
36,600	Stifel Financial Corporation #*	2,116,944	24,400	STERIS Corporation	666,852
51,600	Strategic Hotel Capital, Inc. *	1,062,444	103,600	Sun Healthcare Group, Inc. #	1,731,156
85,900	UCBH Holdings, Inc. *	1,501,532	98,400	Tercica, Inc. #*	610,080
41,300	United Bankshares, Inc. *	1,257,172	50,000	Thoratec Corporation #	1,034,500
66,300	Universal American Financial		46,400	TomoTherapy, Inc. #*	1,077,872
	Corporation #*	1,512,303	63,600	Trizetto Group, Inc. #	1,113,636
75,300	Waddell & Reed Financial, Inc.	2,035,359	24,500	Universal Health Services, Inc.	1,333,290
50,703	Washington Federal, Inc.	1,331,461	38,200	Varian, Inc. #	2,429,902
26,200	Westamerica Bancorporation *	1,305,022	77,400	VCA Antech, Inc. #	3,231,450

	Total Financials	66,875,560	22,800	Ventana Medical Systems, Inc. #	1,958,748

			19,600	Wellcare Health Plans, Inc. #*	2,066,428

Health Care (15.7%)				Total Health Care	63,280,066

37,100	Amedisys, Inc. #	1,425,382
66,000	AMERIGROUP Corporation #	2,275,680	Industrials (17.1%)
56,300	Applera Corporation		37,900	American Commercial
	(Celera Group) #	791,578		Lines, Inc. #*	899,367
23,900	Beckman Coulter, Inc.	1,762,864	57,100	Baldor Electric Company	2,281,145
58,400	BioMarin Pharmaceutical, Inc. #*	1,454,160	91,700	BE Aerospace, Inc. #	3,808,301
10,100	Bio-Rad Laboratories, Inc. #	914,050	83,900	CAI International, Inc. #	1,182,990
31,700	Cooper Companies, Inc.	1,661,714	76,600	CLARCOR, Inc.	2,620,486
26,300	Cytyc Corporation #*	1,253,195	32,300	Consolidated Graphics, Inc. #	2,028,117
22,800	Dade Behring Holdings, Inc.	1,740,780	34,100	Deluxe Corporation	1,256,244
163,200	Dexcom, Inc. #*	1,630,368	33,000	Diana Shipping, Inc.	940,500
33,900	Endo Pharmaceutical		34,100	DRS Technologies, Inc.	1,879,592
	Holdings, Inc. #	1,051,239	120,700	Euroseas, Ltd.	1,753,771
11,100	Gen-Probe, Inc. #	739,038	32,900	Flowserve Corporation	2,506,322
42,200	Hansen Medical, Inc. #*	1,144,042	67,700	FTI Consulting, Inc. #*	3,405,987

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

14

Small Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Industrials — continued			80,500	Ingram Micro, Inc. #	$1,578,605
19,500	Gardner Denver, Inc. #	$760,500	128,100	Insight Enterprises, Inc. #	3,306,261
13,200	General Cable Corporation #	885,984	78,700	Integrated Device
29,700	Genlyte Group, Inc. #	1,908,522		Technology, Inc. #	1,218,276
59,800	Hub Group, Inc. #	1,795,794	27,100	Intersil Corporation	905,953
46,300	Huron Consulting Group, Inc. #*	3,362,306	154,100	Ixia #	1,343,752
57,200	IDEX Corporation	2,081,508	47,400	J2 Global Communication, Inc. #	1,551,402
67,500	Innerworkings, Inc. #*	1,163,025	132,100	Lawson Software, Inc. #	1,322,321
68,200	Interline Brands, Inc. #	1,567,918	81,800	Mentor Graphics Corporation #	1,235,180
17,800	Jacobs Engineering Group, Inc. #	1,345,324	61,400	Micrel, Inc.	663,120
45,500	Kaydon Corporation *	2,365,545	22,500	MICROS Systems, Inc. #	1,464,075
125,900	Kforce, Inc. #	1,619,074	116,300	MPS Group, Inc. #	1,296,745
56,100	Kirby Corporation #	2,476,254	130,600	Nanometrics, Inc. #*	1,171,482
33,100	Ladish Company, Inc. #	1,836,388	102,800	ON Semiconductor Corporation #	1,291,168
73,500	Manitowoc Company, Inc.	3,254,580	30,000	Photronics, Inc. #	342,300
70,300	Pall Corporation	2,734,670	37,400	Polycom, Inc. #	1,004,564
42,700	Roper Industries, Inc. *	2,796,850	104,900	Powerwave Technologies, Inc. #*	646,184
14,500	Shaw Group, Inc. #*	842,450	37,000	Progress Software Corporation #	1,121,100
29,713	Standard Parking Corporation #	1,182,280	75,600	Qimonda AG ADR #*	854,280
19,700	UAL Corporation #*	916,641	197,100	RF Micro Devices, Inc. #*	1,326,483
104,200	Ultrapetrol Bahamas, Ltd. #	1,730,762	168,100	Sapient Corporation #	1,127,951
43,300	URS Corporation #	2,444,285	47,200	ScanSource, Inc. #	1,326,792
15,200	Washington Group		72,700	Skyworks Solutions, Inc. #	657,208
	International, Inc. #	1,334,712	49,100	SPSS, Inc. #	2,019,974
119,650	Waste Connections, Inc. #	3,800,084	42,500	Sybase, Inc. #	983,025

	Total Industrials	68,768,278	204,900	TIBCO Software, Inc. #	1,514,211

			85,800	Trimble Navigation, Ltd. #	3,364,218
Information Technology (17.2%)			66,500	Varian Semiconductor Equipment
43,900	ADTRAN, Inc. *	1,011,017		Associates, Inc. #	3,559,080
38,494	Avnet, Inc. #	1,534,371	26,100	Verifone Holdings, Inc. #*	1,157,013
56,500	Avocent Corporation #	1,645,280	30,700	ViaSat, Inc. #	946,481
119,100	BEA Systems, Inc. #	1,651,917	161,000	Wind River Systems, Inc. #	1,894,970
62,100	Benchmark Electronics, Inc. #	1,482,327	35,100	Zebra Technologies
244,500	Brocade Communications #	2,092,920		Corporation #*	1,280,799

32,400	Business Objects SA ADR #*	1,453,788		Total Information
114,100	CNET Networks, Inc. #*	850,045		Technology	69,500,812

55,400	Cypress Semiconductor
	Corporation #	1,618,234	Materials (6.7%)
44,225	Diodes, Inc. #*	1,419,622	54,600	Airgas, Inc.	2,818,998
184,100	ECI Telecom, Ltd. #	1,833,636	35,700	Albemarle Corporation	1,577,940
31,700	Electronics for Imaging, Inc. #	851,462	73,200	Apex Silver Mines, Ltd. #*	1,423,740
38,100	Fairchild Semiconductor		96,300	AptarGroup, Inc. *	3,646,881
	International, Inc. #	711,708	21,443	Century Aluminum Company #*	1,128,974
55,026	FLIR Systems, Inc. #*	3,047,890	42,700	Commercial Metals Company	1,351,455
34,300	FormFactor, Inc. #	1,521,891	43,200	FMC Corporation	2,247,264
89,300	Foundry Networks, Inc. #±	1,586,861	28,400	H.B. Fuller Company	842,912
109,100	Informatica Corporation #	1,712,870	133,200	IAMGOLD Corporation	1,154,844

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

15

Small Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (95.2%)	Value	Shares	Common Stock (95.2%)	Value

Materials — continued			Utilities (1.8%)
24,500	Lubrizol Corporation	$1,593,970	42,300	AGL Resources, Inc.	$1,675,926
112,200	RPM International, Inc.	2,687,190	50,000	Cleco Corporation *	1,263,500
7,200	RTI International Metals, Inc. #	570,672	26,100	Otter Tail Corporation	930,465
24,600	Sigma-Aldrich Corporation	1,199,004	28,400	UniSource Energy Corporation	848,876
61,000	Silgan Holdings, Inc.	3,278,750	58,300	Vectren Corporation	1,591,007
17,900	Texas Industries, Inc. *	1,405,150	34,500	Westar Energy, Inc. *	847,320

	Total Materials	26,927,744		Total Utilities	7,157,094

Telecommunications Services (0.7%)				Total Common Stock
98,850	Iowa Telecommunications			(cost $320,700,269)	383,585,449

	Services, Inc. *	1,962,172
42,400	Time Warner Telecom, Inc. #*	931,528

	Total Telecommunications
	Services	2,893,700

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (21.8%)		Rate (+)	Date	Value

88,038,506	Thrivent Financial Securities Lending Trust		5.380%	N/A	$88,038,506

		Total Collateral Held for Securities Loaned
		(cost $88,038,506)			88,038,506

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

16

Small Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (10.5%)	Rate (+)	Date	Value

$6,165,000	BP Capital Markets plc	4.750%	10/1/2007	$6,163,373
900,000	Federal National Mortgage Association	5.080	12/14/2007	891,712
8,565,000	Harvard University	4.950	10/1/2007	8,562,645
22,545,695	Thrivent Money Market Portfolio	5.140	N/A	22,545,695
4,020,000	UBS Americas Corporation	4.750	10/1/2007	4,018,939

	Total Short-Term Investments (cost $42,181,000)			42,182,364

	Total Investments (cost $450,919,775) 127.5%			$513,806,319

	Other Assets and Liabilities, Net (27.5%)			(110,700,919)

	Total Net Assets 100.0%			$403,105,400

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$69,050,399
Gross unrealized depreciation	(6,163,855)

Net unrealized appreciation (depreciation)	$62,886,544
Cost for federal income tax purposes	$450,919,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

17

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Discretionary (14.7%)			21,500	Jack in the Box, Inc. #	$1,394,060
9,100	4Kids Entertainment, Inc. #*	$160,069	19,300	JAKKS Pacific, Inc. #	515,503
37,075	Aaron Rents, Inc. *	826,772	17,030	Jo-Ann Stores, Inc. #	359,333
20,500	Arbitron, Inc. *	929,470	12,375	Joseph A. Bank Clothiers, Inc. #*	413,572
8,500	Arctic Cat, Inc.	139,060	17,800	Kellwood Company	303,490
10,100	Ashworth, Inc. #	62,115	11,400	Keystone Automotive
12,600	Audiovox Corporation #	129,654		Industries, Inc. #	544,464
8,100	Bassett Furniture Industries, Inc.	84,078	18,400	K-Swiss, Inc.	421,544
15,500	Big 5 Sporting Goods Corporation	289,850	10,200	Landry’s Restaurants, Inc. *	269,892
10,800	Blue Nile, Inc. #*	1,016,496	35,600	La-Z-Boy, Inc. *	262,728
17,900	Bright Horizons Family		10,000	Libbey, Inc. *	175,200
	Solutions, Inc. #	766,836	11,000	Lithia Motors, Inc.	187,660
30,225	Brown Shoe Company, Inc.	586,365	45,200	Live Nation, Inc. #	960,500
20,200	Building Materials Holding		36,100	LKQ Corporation #	1,256,641
	Corporation *	213,716	8,500	M/I Homes, Inc. *	118,065
27,000	Cabela’s, Inc. #*	638,550	13,300	Maidenform Brands, Inc. #	211,204
20,000	California Pizza Kitchen, Inc. #	351,400	14,800	Marcus Corporation	284,160
22,200	Cato Corporation	453,768	12,900	MarineMax, Inc. #*	187,824
22,125	CEC Entertainment, Inc. #	594,499	36,500	Men’s Wearhouse, Inc.	1,843,980
52,600	Champion Enterprises, Inc. #*	577,548	17,900	Meritage Homes Corporation #*	252,748
17,400	Charlotte Russe Holding, Inc. #	254,736	10,100	Midas, Inc. #	190,587
15,900	Children’s Place Retail		20,500	Monaco Coach Corporation	287,615
	Stores, Inc. #	386,052	9,700	Monarch Casino & Resort, Inc. #	275,965
24,725	Christopher & Banks Corporation	299,667	13,200	Movado Group, Inc.	421,344
43,200	CKE Restaurants, Inc.	700,272	15,800	Multimedia Games, Inc. #*	134,616
10,800	Coachmen Industries, Inc.	72,360	3,300	National Presto Industries, Inc.	174,900
19,200	Coinstar, Inc. #	617,664	21,600	Nautilus Group, Inc. *	172,152
15,200	Cost Plus, Inc. #*	61,104	16,500	O’Charley’s, Inc.	250,140
3,700	CPI Corporation	142,524	10,700	Oxford Industries, Inc.	386,484
55,800	Crocs, Inc. #*	3,752,550	17,800	P.F. Chang’s China Bistro, Inc. #*	526,880
8,700	Deckers Outdoor Corporation #	955,260	21,900	Panera Bread Company #*	893,520
32,000	Dress Barn, Inc. #*	544,320	14,800	Papa John’s International, Inc. #	361,712
12,300	Drew Industries, Inc. #	500,364	8,500	Peet’s Coffee & Tea, Inc. #*	237,235
20,550	Ethan Allen Interiors, Inc. *	671,780	28,600	Pep Boys - Manny, Moe & Jack *	401,258
29,100	Finish Line, Inc.	126,294	16,700	PetMed Express, Inc. #	233,967
43,900	Fleetwood Enterprises, Inc. #*	375,345	40,900	Pinnacle Entertainment, Inc. #	1,113,707
31,237	Fossil, Inc. #	1,167,014	24,400	Polaris Industries, Inc. *	1,064,328
27,550	Fred’s, Inc.	290,102	33,712	Pool Corporation *	842,126
15,600	Genesco, Inc. #*	719,628	6,100	Pre-Paid Legal Services, Inc. #*	338,306
16,400	Group 1 Automotive, Inc.	550,548	84,100	Quiksilver, Inc. #*	1,202,630
20,300	Guitar Center, Inc. #	1,203,790	55,400	Radio One, Inc. #	206,642
20,700	Gymboree Corporation #*	729,468	20,850	RARE Hospitality
15,600	Haverty Furniture Companies, Inc. *	136,812		International, Inc. #*	794,594
21,250	Hibbett Sports, Inc. #	527,000	14,600	RC2 Corporation #	404,274
30,575	Hot Topic, Inc. #	228,090	11,600	Red Robin Gourmet
38,800	Iconix Brand Group, Inc. #*	923,052		Burgers, Inc. #*	497,640
10,200	IHOP Corporation *	645,966	11,500	Russ Berrie and Company, Inc. #	193,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

18

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Discretionary — continued			21,700	Longs Drug Stores Corporation	$1,077,839
13,100	Ruth’s Chris Steak House, Inc. #*	$186,675	10,700	Mannatech, Inc. *	86,670
30,950	Select Comfort Corporation #*	431,752	9,300	Nash Finch Company *	370,419
24,025	Shuffle Master, Inc. #*	359,174	24,300	Performance Food
22,200	Skechers USA, Inc. #	490,620		Group Company #	732,159
4,700	Skyline Corporation	141,376	38,600	Playtex Products, Inc. #	705,608
21,300	Sonic Automotive, Inc.	509,922	17,700	Ralcorp Holdings, Inc. #	988,014
43,052	Sonic Corporation #*	1,007,417	10,400	Sanderson Farms, Inc. *	433,368
28,300	Stage Stores, Inc.	515,909	14,900	Spartan Stores, Inc.	335,697
11,700	Stamps.com, Inc. #*	140,049	27,900	Spectrum Brands, Inc. #*	161,820
8,300	Standard Motor Products, Inc.	78,020	21,300	TreeHouse Foods, Inc. #	576,165
44,300	Standard Pacific Corporation *	245,422	29,300	United Natural Foods, Inc. #*	797,546
19,517	Steak n Shake Company #*	292,950	5,700	USANA Health Sciences, Inc. #*	249,375
18,100	Stein Mart, Inc.	137,741	11,870	WD-40 Company	405,242

15,500	Sturm, Ruger & Company, Inc. #	277,605		Total Consumer Staples	15,557,720

15,900	Superior Industries
	International, Inc. *	344,871	Energy (6.9%)
36,900	Texas Roadhouse, Inc. #	431,730	18,800	Atwood Oceanics, Inc. #	1,439,328
23,700	Tractor Supply Company #*	1,092,333	16,300	Bristow Group, Inc. #	712,473
43,100	Triarc Companies, Inc.	539,181	66,200	Cabot Oil & Gas Corporation ‡	2,327,592
20,500	Tuesday Morning Corporation *	184,295	14,000	Carbo Ceramics, Inc. *	710,220
21,000	Tween Brands, Inc. #*	689,640	18,500	Dril-Quip, Inc. #	912,975
9,700	UniFirst Corporation	363,362	7,500	Gulf Island Fabrication, Inc.	287,925
9,800	Universal Electronic Inc. #	318,500	62,414	Helix Energy Solutions
16,000	Universal Technical Institute, Inc. #*	288,000		Group, Inc. #*	2,650,098
10,000	Volcom, Inc. #*	425,200	15,700	Hornbeck Offshore Services, Inc. #	576,190
21,000	Winnebago Industries, Inc. *	501,480	48,300	Input/Output, Inc. #	667,989
28,100	WMS Industries, Inc. #	930,110	10,300	Lufkin Industries, Inc.	566,706
36,500	Wolverine World Wide, Inc.	1,000,100	55,500	Massey Energy Company	1,211,010
33,500	Zale Corporation #*	775,190	18,200	Matrix Service Company #	381,290
12,100	Zumiez, Inc. #*	536,877	12,400	NATO Group, Inc. #	641,700

	Total Consumer		37,200	Oceaneering International, Inc. #*	2,819,760
	Discretionary	59,205,899	26,100	Penn Virginia Corporation	1,147,878

			10,100	Petroleum Development
Consumer Staples (3.9%)				Corporation #	447,935
60,700	Alliance One International, Inc. #	396,978	34,000	Pioneer Drilling Company #	414,120
6,500	Boston Beer Company, Inc. #	316,290	16,550	SEACOR Holdings, Inc. #	1,573,905
34,600	Casey’s General Stores, Inc. ‡	958,420	43,400	St. Mary Land &
49,100	Central Garden & Pet Company #	440,918		Exploration Company	1,548,078
13,100	Chattem, Inc. #*	923,812	19,100	Stone Energy Corporation #	764,191
50,800	Corn Products International, Inc.	2,330,196	10,400	Superior Well Services, Inc. #	236,392
53,125	Flowers Foods, Inc.	1,158,125	20,500	Swift Energy Company #	838,860
13,600	Great Atlantic & Pacific		49,550	TETRA Technologies, Inc. #*	1,047,487
	Tea Company, Inc. #*	414,256	31,700	Unit Corporation #	1,534,280
27,100	Hain Celestial Group, Inc. #	870,723	20,900	W-H Energy Services, Inc. #	1,541,375
9,700	J & J Snack Foods Corporation	337,754	19,600	World Fuel Services Corporation	799,876

21,300	Lance, Inc.	490,326		Total Energy	27,799,633

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

19

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Financials (14.9%)			12,800	Irwin Financial Corporation	$141,056
22,100	Acadia Realty Trust ‡	$599,573	22,300	Kilroy Realty Corporation	1,352,049
11,600	Alabama National BanCorporation	903,872	19,800	Kite Realty Group Trust	372,240
12,200	Anchor BanCorp Wisconsin, Inc. *	329,400	37,100	LaBranche & Company, Inc. #*	173,628
37,800	Bank Mutual Corporation	445,662	11,400	LandAmerica Financial
29,500	BankAtlantic Bancorp, Inc.	255,765		Group, Inc. *	444,372
21,400	BankUnited Financial Corporation *	332,556	43,900	Lexington Corporate
25,700	Boston Private Financial			Properties Trust *	878,439
	Holdings, Inc. *	715,488	14,100	LTC Properties, Inc.	333,747
40,800	Brookline Bancorp, Inc. *	472,872	34,000	Medical Properties Trust, Inc. *	452,880
19,500	Cascade Bancorp *	434,070	17,600	Mid-America Apartment
20,200	Cash America International, Inc.	759,520		Communities, Inc. *	877,360
20,900	Central Pacific Financial		15,000	Nara Bancorp, Inc.	234,300
	Corporation	610,280	1	National City Corporation	17
31,818	Chittenden Corporation *	1,118,721	46,000	National Retail Properties, Inc.	1,121,480
32,100	Colonial Properties Trust *	1,101,030	28,700	optionsXpress Holdings, Inc.	750,218
20,400	Community Bank System, Inc.	398,208	10,900	Parkway Properties, Inc.	481,126
22,600	Corus Bankshares, Inc. *	294,252	39,600	Philadelphia Consolidated
30,165	Delphi Financial Group, Inc.	1,219,269		Holding Corporation #	1,637,064
17,875	Dime Community Bancshares	267,589	12,700	Piper Jaffray Companies #	680,720
13,265	Downey Financial Corporation *	766,717	11,000	Portfolio Recovery
43,000	East West Bancorp, Inc.	1,546,280		Associates, Inc. *	583,770
16,300	EastGroup Properties, Inc.	737,738	14,800	Presidential Life Corporation	251,008
18,400	Entertainment Properties Trust	934,720	12,600	PrivateBancorp, Inc. *	438,984
17,200	Essex Property Trust, Inc.	2,022,204	22,800	ProAssurance Corporation #	1,228,236
17,650	Financial Federal Corporation *	494,376	26,100	Prosperity Bancshares, Inc.	865,476
51,900	First BanCorp *	493,050	22,164	Provident Bankshares Corporation	694,398
19,200	First Cash Financial Services, Inc. #	449,664	11,000	PS Business Parks, Inc.	625,350
44,000	First Commonwealth Financial		18,400	Rewards Network, Inc. #	89,240
	Corporation *	486,640	13,600	RLI Corporation	771,392
21,900	First Financial Bancorp *	279,882	11,200	Safety Insurance Group, Inc.	402,528
8,900	First Indiana Corporation	278,748	5,700	SCPIE Holdings, Inc. #	126,825
33,912	First Midwest Bancorp, Inc. *	1,158,434	36,600	Selective Insurance Group, Inc.	778,848
9,900	FirstFed Financial Corporation #*	490,545	57,200	Senior Housing Property Trust *	1,261,832
25,200	Flagstar Bancorp, Inc. *	245,196	20,400	Signature Bank #	718,692
17,400	Franklin Bank Corporation #	160,080	50,500	South Financial Group, Inc. *	1,148,370
46,300	Fremont General Corporation *	180,570	14,800	Sovran Self Storage, Inc. *	678,432
26,600	Frontier Financial Corporation *	620,578	12,400	Sterling Bancorp *	173,600
36,700	Glacier Bancorp, Inc. *	826,484	50,100	Sterling Bancshares, Inc.	571,641
27,600	Hanmi Financial Corporation	427,524	35,115	Sterling Financial Corporation	944,945
25,200	Hilb, Rogal and Hobbs Company *	1,091,916	12,600	Stewart Information
13,665	Independent Bank Corporation	150,998		Services Corporation	431,802
13,400	Infinity Property & Casualty		35,700	Susquehanna Bancshares, Inc. *	717,570
	Corporation *	538,948	15,427	SWS Group, Inc.	272,895
39,800	Inland Real Estate Corporation *	616,502	21,500	Tanger Factory Outlet Centers, Inc. *	872,685
30,300	Investment Technology		13,900	Tower Group, Inc.	363,902
	Group, Inc. #	1,302,294	19,800	Tradestation Group, Inc. #	231,066

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

20

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Financials — continued			24,100	Healthways, Inc. #*	$1,300,677
8,500	Triad Guaranty, Inc. #*	$161,245	36,800	Hologic, Inc. #*	2,244,800
51,382	TrustCo Bank Corporation NY *	561,605	47,000	Hooper Holmes, Inc. #	110,920
71,000	UCBH Holdings, Inc. *	1,241,080	8,900	ICU Medical, Inc. #*	344,875
41,900	Umpqua Holdings Corporation *	838,419	21,300	IDEXX Laboratories, Inc. #	2,334,267
26,300	United Bankshares, Inc.	800,572	47,275	Immucor, Inc. #	1,690,081
28,100	United Community Banks, Inc. *	689,012	12,600	Integra LifeSciences Holdings
15,200	United Fire & Casual Company	594,168		Corporation #*	612,108
46,100	Whitney Holding Corporation ‡	1,216,118	21,800	Invacare Corporation *	509,684
12,100	Wilshire Bancorp, Inc.	132,737	22,000	inVentiv Health, Inc. #	964,040
16,600	Wintrust Financial Corporation	708,654	8,800	Kendle International, Inc. #*	365,464
11,912	World Acceptance Corporation #	394,049	8,300	Kensey Nash Corporation #	216,713
25,300	Zenith National Insurance		13,650	LCA-Vision, Inc. *	401,174
	Corporation *	1,135,717	9,900	LHC Group, Inc. #	212,553

	Total Financials	60,205,774	20,800	LifeCell Corporation #*	781,456

			22,200	Martek Biosciences Corporation #*	644,466
Health Care (12.9%)			14,500	Matria Healthcare, Inc. #*	379,320
38,300	Allscripts Healthcare		9,400	MedCath Corporation #	258,124
	Solutions, Inc. #*	1,035,249	23,100	Mentor Corporation *	1,063,755
29,800	Alpharma, Inc.	636,528	27,200	Meridian Bioscience, Inc.	824,704
17,833	Amedisys, Inc. #*	685,157	19,000	Merit Medical Systems, Inc. #	246,620
49,200	American Medical Systems		54,700	MGI Pharma, Inc. #	1,519,566
	Holdings, Inc. #*	833,940	17,000	Noven Pharmaceuticals, Inc. #*	270,810
35,800	AMERIGROUP Corporation #	1,234,384	22,600	Odyssey Healthcare, Inc. #	217,186
21,200	AMN Healthcare Services, Inc. #	397,076	23,200	Omnicell, Inc. #	662,128
21,150	AmSurg Corporation #	487,930	12,000	Osteotech, Inc. #	90,240
9,500	Analogic Corporation	605,720	27,600	Owens & Minor, Inc. *	1,051,284
23,500	ArQule, Inc. #	167,555	12,500	Palomar Medical
18,700	ArthroCare Corporation #	1,045,143		Technologies, Inc. #	356,125
16,500	BioLase Technology, Inc. #*	112,860	18,900	PAREXEL International
9,300	Bradley Pharmaceuticals, Inc. #	169,260		Corporation #	780,003
19,500	Cambrex Corporation	212,355	33,500	Pediatrix Medical Group, Inc. #‡	2,191,570
29,800	Centene Corporation #	640,998	20,900	PharMerica Corporation #*	311,828
16,300	Chemed Corporation	1,013,208	12,800	Pharmnet Development Group #	371,584
19,350	CONMED Corporation #	541,606	28,700	Phase Forward, Inc. #	574,287
30,700	Cooper Companies, Inc.	1,609,294	15,500	PolyMedica Corporation *	814,060
21,800	Cross Country Healthcare, Inc. #	380,846	11,800	Possis Medical, Inc. #	159,890
16,850	CryoLife, Inc. #	159,232	46,000	PSS World Medical, Inc. #*	879,980
15,200	Cyberonics, Inc. #*	211,888	45,200	Regeneron Pharmaceuticals, Inc. #*	804,560
9,000	Datascope Corporation	304,290	11,800	RehabCare Group, Inc. #	207,562
12,800	Dionex Corporation #	1,017,088	17,100	Res-Care, Inc. #	390,564
16,200	DJO, Inc. #	795,420	50,400	Respironics, Inc. #	2,420,712
21,397	Enzo Biochem, Inc. #*	242,856	29,900	Savient Pharmaceuticals, Inc. #	435,045
19,200	Gentiva Health Services, Inc. #	368,832	24,100	Sciele Pharma, Inc. #*	627,082
15,300	Greatbatch Technologies, Inc. #*	406,827	38,300	Sierra Health Services, Inc. #	1,615,877
18,200	Haemonetics Corporation #	899,444	30,600	Sunrise Senior Living, Inc. #*	1,082,322
25,100	HealthExtras, Inc. #	698,533	10,300	SurModics, Inc. #*	504,803

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

21

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Health Care — continued			18,130	Griffon Corporation #	$273,763
24,300	Symmetry Medical, Inc. #	$405,810	28,525	Healthcare Services Group, Inc. *	578,202
22,800	Theragenics Corporation #	102,372	39,748	Heartland Express, Inc. *	567,601
47,700	ViroPharma, Inc. #*	424,530	12,400	Heidrick & Struggles
5,600	Vital Signs, Inc.	291,984		International, Inc. #	451,980

	Total Health Care	51,983,084	27,100	Hub Group, Inc. #	813,813

			18,600	Insituform Technologies, Inc. #*	283,278
Industrials (18.0%)			37,400	Interface, Inc.	675,070
15,100	A.O. Smith Corporation	662,588	16,700	Kaman Corporation	577,152
13,900	A.S.V., Inc. #*	195,017	52,600	Kansas City Southern, Inc. #*	1,692,142
25,800	AAR Corporation #	782,772	19,300	Kaydon Corporation	1,003,407
30,000	ABM Industries, Inc. ‡	599,400	36,500	Kirby Corporation #	1,611,110
29,900	Acuity Brands, Inc. ‡	1,509,352	39,550	Knight Transportation, Inc. *	680,656
16,200	Administaff, Inc. ‡	588,060	31,800	Labor Ready, Inc. #	588,618
17,900	Albany International Corporation *	671,071	37,500	Landstar System, Inc.	1,573,875
6,600	Angelica Corporation	130,086	2,900	Lawson Products, Inc.	100,949
19,700	Apogee Enterprises, Inc.	511,018	46,236	Lennox International, Inc.	1,562,777
25,050	Applied Industrial		8,150	Lindsay Manufacturing Company *	356,807
	Technologies, Inc.	772,292	11,300	Lydall, Inc. #	104,864
8,600	Applied Signal Technology, Inc.	116,272	20,700	MagneTek, Inc. #	99,360
17,300	Arkansas Best Corporation *	565,018	85,800	Manitowoc Company, Inc.	3,799,224
12,800	Astec Industries, Inc. #*	735,360	19,700	Mesa Air Group, Inc. #	87,468
31,300	Baldor Electric Company	1,250,435	24,800	Mobile Mini, Inc. #	599,168
30,700	Barnes Group, Inc. *	979,944	29,050	Moog, Inc. #	1,276,457
30,825	Belden, Inc. *	1,446,001	25,300	Mueller Industries, Inc.	914,342
19,300	Bowne & Company, Inc.	321,538	13,700	NCI Building Systems, Inc. #*	591,977
36,900	Brady Corporation ‡	1,323,972	19,450	Old Dominion Freight Line #	466,216
34,100	Briggs & Stratton Corporation *	858,638	24,200	On Assignment, Inc. #	226,028
17,600	C&D Technologies, Inc. #*	87,648	21,300	Regal-Beloit Corporation	1,020,057
6,500	Cascade Corporation	423,605	11,700	Robbins & Myers, Inc.	670,293
9,300	CDI Corporation	259,284	12,400	School Specialty, Inc. #	429,412
18,750	Ceradyne, Inc. #	1,420,125	55,200	Shaw Group, Inc. #*	3,207,120
34,000	CLARCOR, Inc.	1,163,140	25,500	Simpson Manufacturing
9,400	Consolidated Graphics, Inc. #	590,226		Company, Inc. *	812,175
10,700	Cubic Corporation	451,219	42,500	SkyWest, Inc.	1,069,725
30,500	Curtiss-Wright Corporation *	1,448,750	38,400	Spherion Corporation #	317,184
11,600	EDO Corporation *	649,716	8,700	Standard Register Company	110,577
44,000	EMCOR Group, Inc. #	1,379,840	8,600	Standex International Corporation	177,848
14,700	EnPro Industries, Inc. #	596,820	23,900	Teledyne Technologies, Inc. #	1,276,021
17,700	Esterline Technologies		40,006	Tetra Tech, Inc. #	844,927
	Corporation #	1,009,785	27,100	Toro Company	1,594,293
20,200	Forward Air Corporation	601,556	16,900	Tredegar Corporation	291,525
25,100	Frontier Airlines Holdings, Inc. #*	155,369	11,400	Triumph Group, Inc. *	931,494
14,600	G & K Services, Inc.	586,920	19,200	United Stationers, Inc. #	1,065,984
36,500	Gardner Denver, Inc. #	1,423,500	13,200	Universal Forest Products, Inc.	394,680
38,500	GenCorp, Inc. #	460,460	36,500	URS Corporation #	2,060,425
20,600	Gibraltar Industries, Inc.	381,100	11,900	Valmont Industries, Inc.	1,009,715

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

22

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Industrials — continued			15,800	Comtech Telecommunications
14,300	Viad Corporation	$514,800		Corporation #	$845,142
13,100	Vicor Corporation	158,772	28,800	Concur Technologies, Inc. #*	907,776
9,400	Volt Information Sciences, Inc. #	165,816	24,600	CTS Corporation	317,340
20,800	Wabash National Corporation	234,832	21,900	CyberSource Corporation #*	256,011
46,500	Waste Connections, Inc. #	1,476,840	21,800	Cymer, Inc. #	836,902
16,950	Watsco, Inc.	786,988	22,700	Daktronics, Inc. *	617,894
28,900	Watson Wyatt Worldwide, Inc.	1,298,766	17,300	Digi International, Inc. #	246,352
21,500	Watts Water Technologies, Inc. *	660,050	21,150	Diodes, Inc. #*	678,915
20,300	Woodward Governor Company	1,266,720	22,900	Ditech Networks, Inc. #	120,683

	Total Industrials	72,511,240	19,500	DSP Group, Inc. #	308,685

			19,300	Electro Scientific Industries, Inc. #	462,428
Information Technology (18.1%)			40,000	Epicor Software Corporation #	550,800
17,900	Actel Corporation #	192,067	18,100	EPIQ Systems, Inc. #*	340,642
81,300	Adaptec, Inc. #	310,566	33,600	Exar Corporation #‡	438,816
24,400	Advanced Energy Industries, Inc. #	368,440	29,350	FactSet Research Systems, Inc.	2,011,942
18,200	Agilysys, Inc.	307,580	11,300	Faro Technologies, Inc. #	498,895
44,700	AMIS Holdings, Inc. #	434,037	24,700	FEI Company #	776,321
21,400	Anixter International, Inc. #*	1,764,430	45,300	FLIR Systems, Inc. #*	2,509,167
11,000	Ansoft Corporation #	362,780	15,900	Gerber Scientific, Inc. #	172,515
53,200	ANSYS, Inc. #‡	1,817,844	16,000	Gevity HR, Inc.	164,000
75,300	Arris Group, Inc. #	929,955	54,200	Harmonic, Inc. #	575,062
23,600	ATMI, Inc. #	702,100	17,800	Hutchinson Technology, Inc. #*	437,880
19,400	Authorize.Net Holdings, Inc. #	342,022	59,500	Informatica Corporation #	934,150
23,613	Avid Technology, Inc. #*	639,440	22,700	InfoSpace, Inc.	398,612
69,800	Axcelis Technologies, Inc. #	356,678	33,575	Insight Enterprises, Inc. #	866,571
8,800	Bankrate, Inc. #*	405,856	14,700	Intevac, Inc. #	223,440
8,300	Bel Fuse, Inc.	287,678	20,700	Itron, Inc. #*	1,926,549
20,900	Bell Microproducts, Inc. #	129,998	34,000	J2 Global Communication, Inc. #	1,112,820
49,350	Benchmark Electronics, Inc. #	1,177,984	17,900	JDA Software Group, Inc. #	369,814
12,000	Black Box Corporation	513,120	9,700	Keithley Instruments, Inc.	102,820
30,100	Blackbaud, Inc.	759,724	18,900	Knot, Inc. #*	401,814
11,000	Blue Coat Systems, Inc. #*	866,360	46,500	Kopin Corporation #	177,165
34,900	Brightpoint, Inc. #	523,849	36,900	Kulicke and Soffa
48,107	Brooks Automation, Inc. #	685,044		Industries, Inc. #*	312,912
16,400	Cabot Microelectronics		15,300	Littelfuse, Inc. #	546,057
	Corporation #*	701,100	12,900	LoJack Corporation #	244,584
20,500	CACI International, Inc. #*	1,047,345	17,700	Manhattan Associates, Inc. #	485,157
18,700	Captaris, Inc. #	98,923	13,300	ManTech International
6,500	Catapult Communications			Corporation #	478,534
	Corporation #	49,660	15,100	MAXIMUS, Inc.	658,058
34,400	C-COR, Inc. #	395,256	15,600	Mercury Computer Systems, Inc. #	160,368
26,900	Checkpoint Systems, Inc. #	709,891	26,000	Methode Electronics, Inc.	391,300
37,400	CIBER, Inc. #	292,094	27,800	MICROS Systems, Inc. #	1,808,946
29,500	Cognex Corporation	523,920	52,100	Microsemi Corporation #*	1,452,548
21,400	Coherent, Inc. #	686,512	22,100	MIVA, Inc. #	104,312
15,700	Cohu, Inc.	294,375	34,600	MKS Instruments, Inc. #	658,092

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

23

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Information Technology — continued			23,700	Tyler Technologies, Inc. #	$316,395
12,300	MTS Systems Corporation	$511,680	16,000	Ultratech, Inc. #	221,760
31,800	Napster, Inc. #	103,986	46,100	United Online, Inc.	691,961
23,900	NETGEAR, Inc. #	727,038	52,275	Varian Semiconductor Equipment
18,200	Network Equipment			Associates, Inc. #	2,797,758
	Technologies, Inc. #	263,900	21,700	Veeco Instruments, Inc. #*	420,546
27,000	Newport Corporation #*	411,210	17,700	ViaSat, Inc. #	545,691
22,000	Novatel Wireless, Inc. #*	498,300	30,700	Websense, Inc. #	605,711
14,050	Park Electrochemical Corporation	471,799	19,800	X-Rite, Inc.	285,912

15,400	PC TEL, Inc. #	116,886		Total Information
20,400	Perficient, Inc. #	446,148		Technology	72,959,318

17,900	Pericom Semiconductor
	Corporation #	209,788	Materials (4.4%)
18,400	Phoenix Technologies, Ltd. #	197,064	18,700	A. Schulman, Inc.	368,951
11,400	Photon Dynamics, Inc. #	103,170	11,000	A.M. Castle & Company	358,600
28,600	Photronics, Inc. #	326,326	15,200	AMCOL International
12,200	Planar Systems, Inc. #	81,862		Corporation *	502,968
31,700	Plexus Corporation #	868,580	47,000	AptarGroup, Inc. ‡	1,779,890
28,500	Progress Software Corporation #	863,550	16,800	Arch Chemicals, Inc.	787,584
12,000	Quality Systems, Inc. *	439,560	13,900	Brush Engineered Materials, Inc. #	721,271
18,100	Radiant Systems, Inc. #	286,523	26,700	Buckeye Technologies, Inc. #	404,238
15,000	RadiSys Corporation #	186,750	20,000	Caraustar Industries, Inc. #	89,200
12,100	Rogers Corporation #	498,399	19,900	Century Aluminum Company #*	1,047,735
19,900	Rudolph Technologies, Inc. #	275,217	13,700	Chesapeake Corporation	115,902
17,800	ScanSource, Inc. #	500,358	7,300	Deltic Timber Corporation	415,516
39,300	Secure Computing Corporation #	382,389	23,500	Georgia Gulf Corporation *	326,650
9,000	SI International, Inc. #	257,130	41,500	H.B. Fuller Company	1,231,720
109,700	Skyworks Solutions, Inc. #	991,688	28,800	Headwaters, Inc. #*	428,544
20,500	Smith Micro Software, Inc. #*	329,230	8,700	Material Sciences Corporation #	92,394
17,900	Sonic Solutions, Inc. #*	187,413	19,263	Myers Industries, Inc.	381,793
13,000	SPSS, Inc. #	534,820	10,400	Neenah Paper, Inc.	344,136
15,800	Standard Microsystems		20,500	OM Group, Inc. #	1,082,605
	Corporation #	607,036	28,900	OMNOVA Solutions, Inc. #	167,042
7,800	StarTek, Inc.	79,014	6,200	Penford Corporation	233,740
14,300	Stratasys, Inc. #*	394,108	63,600	PolyOne Corporation #	475,092
9,500	Supertex, Inc. #*	378,860	7,000	Quaker Chemical Corporation	164,640
22,400	Sykes Enterprises, Inc. #	372,064	25,375	Quanex Corporation *	1,192,118
31,850	Symmetricom, Inc. #*	149,695	24,100	Rock-Tenn Company	696,490
17,900	Synaptics, Inc. #*	854,904	15,900	RTI International Metals, Inc. #*	1,260,234
11,400	Synnex Corporation #	234,384	18,200	Ryerson, Inc. *	614,068
50,650	Take-Two Interactive		10,800	Schweitzer-Mauduit
	Software, Inc. #*	865,102		International, Inc.	251,640
27,900	Technitrol, Inc.	751,905	18,800	Texas Industries, Inc. *	1,475,800
45,637	THQ, Inc. #*	1,140,012	28,400	Tronox, Inc.	256,452
9,100	Tollgrade Communications, Inc. #	92,092	34,700	Wausau-Mosinee Paper
81,200	Trimble Navigation, Ltd. #	3,183,852		Corporation	386,905

28,900	TTM Technologies, Inc. #	334,373		Total Materials	17,653,918

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

24

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Telecommunications Services (0.1%)			14,900	Laclede Group, Inc.	$480,972
31,300	General Communication, Inc. #	$379,982	19,300	New Jersey Resources Corporation	957,087

	Total Telecommunications		18,200	Northwest Natural Gas Company *	831,740
	Services	379,982	50,700	Piedmont Natural Gas

				Company, Inc. *	1,272,063
Utilities (4.9%)			20,300	South Jersey Industries, Inc.	706,440
17,733	ALLETE, Inc.	793,729	82,132	Southern Union Company	2,555,127
11,850	American States Water Company *	462,150	29,100	Southwest Gas Corporation	823,239
61,100	Atmos Energy Corporation	1,730,352	73,000	UGI Corporation	1,896,540
36,200	Avista Corporation	736,670	17,266	UIL Holdings Corporation	543,879
7,000	Central Vermont Public		24,200	UniSource Energy Corporation	723,338

	Service Corporation	255,780		Total Utilities	19,780,590

9,300	CH Energy Group, Inc. *	444,540

41,000	Cleco Corporation *	1,036,070		Total Common Stock
31,400	El Paso Electric Company #*	726,282		(cost $265,267,566)	398,037,158

49,100	Energen Corporation	2,804,592

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (30.9%)		Rate (+)	Date	Value

124,287,454	Thrivent Financial Securities Lending Trust		5.380%	N/A	$124,287,454

	Total Collateral Held for Securities Loaned
	(cost $124,287,454)				124,287,454

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

25

Small Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.5%)		Rate (+)	Date	Value

$650,000	Federal National Mortgage Association ‡		5.080%	12/14/2007	$644,014
5,460,854	Thrivent Money Market Portfolio		5.140	N/A	5,460,854

	Total Short-Term Investments (cost $6,103,883)				6,104,868

	Total Investments (cost $395,658,903) 131.2%				$528,429,480

	Other Assets and Liabilities, Net (31.2%)				(125,560,588)

	Total Net Assets 100.0%				$402,868,892

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

Russell 2000 Futures	15	December 2007	$5,903,400	$6,099,000	$195,600
Total Futures					$195,600

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 28, 2007, $644,014 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $15,103,843 of investments were earmarked as collateral to cover open financial futures contracts.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$163,754,375
Gross unrealized depreciation	(30,983,798)

Net unrealized appreciation (depreciation)	$132,770,577
Cost for federal income tax purposes	$395,658,903

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

26

Mid Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Consumer Discretionary (13.6%)			75,000	Diamond Offshore Drilling, Inc.	$8,496,750
34,400	Abercrombie & Fitch Company	$2,776,080	56,100	GlobalSantaFe Corporation	4,264,722
167,100	Burger King Holdings, Inc.	4,259,379	64,100	Nabors Industries, Ltd. #*	1,972,357
46,700	Chipotle Mexican Grill, Inc. #*	5,516,671	25,900	National Oilwell Varco, Inc. #	3,742,550
301,300	Coldwater Creek, Inc. #*	3,272,118	53,700	Peabody Energy Corporation	2,570,619
248,500	Corinthian Colleges, Inc. #*	3,953,635	86,300	Southwestern Energy Company #	3,611,655
20,600	Crocs, Inc. #*	1,385,350	87,500	Ultra Petroleum Corporation #	5,428,500
131,900	DeVry, Inc.	4,881,619	39,988	XTO Energy, Inc.	2,472,858

118,000	DreamWorks Animation			Total Energy	49,381,321

	SKG, Inc. #	3,943,560
52,400	Focus Media Holding, Ltd. ADR #*	3,040,248	Financials (5.6%)
80,400	GameStop Corporation #	4,530,540	20,200	AllianceBernstein Holding, LP	1,779,014
126,100	Iconix Brand Group, Inc. #*	2,999,919	141,500	Annaly Capital Management, Inc.	2,254,095
167,600	International Game Technology	7,223,560	4,600	CME Group, Inc.	2,701,810
60,200	ITT Educational Services, Inc. #	7,325,738	65,200	Highland Distressed
37,400	Kohl’s Corporation #	2,144,142		Opportunities, Inc.	836,516
189,300	Leapfrog Enterprises, Inc. #*	1,561,725	18,200	IntercontinentalExchange, Inc. #	2,764,580
335,600	Quiksilver, Inc. #*	4,799,080	77,100	Lazard, Ltd. *	3,269,040
151,100	Scientific Games Corporation #*	5,681,360	22,150	Legg Mason, Inc. *	1,867,024
110,500	Shuffle Master, Inc. #*	1,651,975	67,300	Northern Trust Corporation *	4,459,971
198,900	Staples, Inc.	4,274,361	26,800	Nymex Holdings, Inc. *	3,488,824
53,900	Starwood Hotels & Resorts		62,700	PartnerRe, Ltd. *	4,952,673
	Worldwide, Inc.	3,274,425	188,600	T. Rowe Price Group, Inc. *	10,503,134

110,600	Texas Roadhouse, Inc. #	1,294,020		Total Financials	38,876,681

53,400	Tween Brands, Inc. #*	1,753,656
23,000	Under Armour, Inc. #	1,375,860	Health Care (16.9%)
110,400	Urban Outfitters, Inc. #	2,406,720	156,000	Advanced Medical Optics, Inc. #*	4,772,040
113,500	Volcom, Inc. #*	4,826,020	107,400	Affymetrix, Inc. #*	2,724,738
129,700	WMS Industries, Inc. #	4,293,070	121,200	Alkermes, Inc. #*	2,230,080

	Total Consumer		78,800	Allscripts Healthcare
	Discretionary	94,444,831		Solutions, Inc. #*	2,129,964

			116,600	Amylin Pharmaceuticals, Inc. #*	5,830,000
Consumer Staples (4.5%)			38,900	Biogen Idec, Inc. #	2,580,237
41,700	Andersons, Inc. *	2,002,434	90,600	BioMarin Pharmaceutical, Inc. #*	2,255,940
74,500	Clorox Company	4,543,755	87,800	C.R. Bard, Inc.	7,743,082
177,500	Coca-Cola Enterprises, Inc.	4,299,050	22,000	Cephalon, Inc. #*	1,607,320
102,400	H.J. Heinz Company	4,730,880	101,550	Coventry Health Care, Inc. #	6,317,426
38,900	Longs Drug Stores Corporation	1,932,163	106,800	Elan Corporation plc ADR #	2,247,072
138,500	Pepsi Bottling Group, Inc.	5,148,045	44,600	Endo Pharmaceutical
80,200	Smithfield Foods, Inc. #	2,526,300		Holdings, Inc. #	1,383,046
121,500	Whole Foods Market, Inc. *	5,948,640	86,000	Foxhollow Technologies, Inc. #*	2,270,400

	Total Consumer Staples	31,131,267	102,300	Gen-Probe, Inc. #*	6,811,134

			66,500	Genzyme Corporation #	4,120,340
Energy (7.1%)			122,000	Gilead Sciences, Inc. #	4,986,140
95,000	Cameron International		35,600	Henry Schein, Inc. #	2,165,904
	Corporation #*	8,767,550	96,200	Hologic, Inc. #*	5,868,200
96,800	Devon Energy Corporation	8,053,760	23,100	Intuitive Surgical, Inc. #	5,313,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

27

Mid Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Health Care — continued			298,800	BEA Systems, Inc. #	$4,144,356
45,200	Millipore Corporation #*	$3,426,160	162,600	Broadcom Corporation #*	5,925,144
130,800	NuVasive, Inc. #*	4,699,644	359,600	Cadence Design Systems, Inc. #*	7,979,524
121,100	Patterson Companies, Inc. #*	4,675,671	100,500	CIENA Corporation #*	3,827,040
114,000	Pharmaceutical Product		307,100	CNET Networks, Inc. #*	2,287,895
	Development, Inc. *	4,040,160	53,250	Cognizant Technology
108,800	Sepracor, Inc. #	2,992,000		Solutions Corporation #	4,247,752
65,200	Shire Pharmaceuticals		90,700	Corning, Inc.	2,235,755
	Group plc ADR	4,823,496	54,200	Cree, Inc. #*	1,685,620
155,600	St. Jude Medical, Inc. #	6,857,292	114,400	Electronic Arts, Inc. #*	6,405,256
64,100	Thermo Electron Corporation #	3,699,852	101,700	Emulex Corporation #	1,949,589
128,100	Thoratec Corporation #*	2,650,389	142,700	F5 Networks, Inc. #	5,307,013
99,100	VCA Antech, Inc. #	4,137,425	45,100	Fiserv, Inc. #	2,293,786
51,500	Vertex Pharmaceuticals, Inc. #	1,978,115	79,200	FormFactor, Inc. #	3,514,104

	Total Health Care	117,336,267	182,700	Foundry Networks, Inc. #	3,246,579

			333,200	Integrated Device
Industrials (13.0%)				Technology, Inc. #	5,157,936
84,450	Aecom Technology Corporation #	2,949,838	225,000	Intersil Corporation	7,521,750
105,800	BE Aerospace, Inc. #	4,393,874	126,300	Isilon Systems, Inc. #*	972,510
47,800	C.H. Robinson Worldwide, Inc. *	2,595,062	262,862	JDS Uniphase Corporation #*	3,932,416
66,020	Expeditors International of		30,240	KLA-Tencor Corporation	1,686,787
	Washington, Inc.	3,122,746	134,200	Linear Technology Corporation *	4,695,658
64,400	Flowserve Corporation	4,905,992	170,400	Marvell Technology Group, Ltd. #	2,789,448
68,500	Foster Wheeler, Ltd. #	8,992,680	63,500	Maxim Integrated Products, Inc.	1,863,725
45,700	FTI Consulting, Inc. #*	2,299,167	85,300	McAfee, Inc. #	2,974,411
34,700	Huron Consulting Group, Inc. #	2,519,914	90,900	NAVTEQ Corporation #	7,087,473
39,900	ITT Corporation	2,710,407	144,400	Network Appliance, Inc. #	3,885,804
46,600	Jacobs Engineering Group, Inc. #*	3,522,028	156,100	Nuance Communications, Inc. #*	3,014,291
84,750	Joy Global, Inc.	4,310,385	164,550	NVIDIA Corporation #	5,963,292
74,500	KBR, Inc. #	2,888,365	66,600	OpNext, Inc. #*	772,560
66,200	McDermott International, Inc. #	3,580,096	234,400	Powerwave Technologies, Inc. #*	1,443,904
98,700	Monster Worldwide, Inc. #	3,361,722	741,800	RF Micro Devices, Inc. #*	4,992,314
96,900	Precision Castparts Corporation	14,339,261	101,200	SanDisk Corporation #*	5,576,120
59,900	Rockwell Collins, Inc.	4,375,096	284,100	Seagate Technology	7,267,278
54,200	Roper Industries, Inc. *	3,550,100	175,600	Synopsys, Inc. #	4,755,248
103,800	Spirit Aerosystems Holdings, Inc. #	4,041,972	289,100	Tellabs, Inc. #	2,752,232
98,900	Stericycle, Inc. #	5,653,124	49,300	THQ, Inc. #*	1,231,514
6,500	Terex Corporation #	578,630	139,700	VeriSign, Inc. #*	4,713,478
59,400	Textron, Inc.	3,695,274	76,000	Xilinx, Inc. *	1,986,640

77,600	US Airways Group, Inc. #	2,037,000		Total Information

	Total Industrials	90,422,733		Technology	160,005,484

Information Technology (23.0%)			Materials (4.8%)
290,566	Activision, Inc. #	6,273,320	69,400	Air Products and Chemicals, Inc.	6,784,544
178,964	Adobe Systems, Inc. #	7,813,568	18,300	Allegheny Technologies, Inc.	2,012,085
89,800	Akamai Technologies, Inc. #*	2,579,954	193,400	Bemis Company, Inc. *	5,629,874
31,500	Amphenol Corporation	1,252,440	67,400	Celanese Corporation	2,627,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

28

Mid Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (94.2%)	Value	Shares	Common Stock (94.2%)	Value

Materials — continued			104,200	NII Holdings, Inc. #	$8,560,030
84,400	Newmont Mining Corporation	$3,775,212	161,200	Rogers Communications, Inc. *	7,339,436
123,700	Praxair, Inc. *	10,361,112	124,200	SBA Communications
63,800	Titanium Metals Corporation #*	2,141,128	Corporation #		4,381,776

	Total Materials	33,331,207	268,700	Time Warner Telecom, Inc. #*	5,903,339

			Total Telecommunications
Telecommunications Services (5.7%)			Services		39,934,929

86,742	American Tower Corporation #	3,776,747

148,800	Clearwire Corporation #*	3,636,672	Total Common Stock
762,521	Level 3 Communications, Inc. #*	3,545,723	(cost $545,187,226)		654,864,720

81,400	NeuStar, Inc. #*	2,791,206

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (31.7%)		Rate (+)	Date	Value

220,146,514	Thrivent Financial Securities Lending Trust		5.380%	N/A	$220,146,514

	Total Collateral Held for Securities Loaned
	(cost $220,146,514)				220,146,514

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (5.2%)		Rate (+)	Date	Value

$16,910,000	Barclays Bank plc Repurchase Agreement		4.850%	10/1/2007	$16,910,000
3,000,000	Jupiter Securitization Company, LLC		5.300	10/2/2007	2,998,675
16,586,142	Thrivent Money Market Portfolio		5.140	N/A	16,586,142

	Total Short-Term Investments (at amortized cost)				36,494,817

	Total Investments (cost $801,828,557) 131.1%				$911,506,051

	Other Assets and Liabilities, Net (31.1%)				(216,468,147)

	Total Net Assets 100.0%				$695,037,904

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

▪  Repurchase agreement dated September 28, 2007, $16,910,947 maturing October 1, 2007, collateralized by $17,249,165 Federal Farm Credit Bank Notes, 4.875% due December 16, 2015.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$132,935,053
Gross unrealized depreciation	(23,257,559)

Net unrealized appreciation (depreciation)	$109,677,494
Cost for federal income tax purposes	$801,828,557

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

Mid Cap Growth Portfolio II
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Consumer Discretionary (13.4%)			2,800	GlobalSantaFe Corporation	$212,856
1,900	Abercrombie & Fitch Company	$153,330	3,200	Nabors Industries, Ltd. #	98,464
8,300	Burger King Holdings, Inc.	211,567	1,400	National Oilwell Varco, Inc. #	202,300
2,300	Chipotle Mexican Grill, Inc. #*	271,699	2,700	Peabody Energy Corporation	129,249
14,300	Coldwater Creek, Inc. #*	155,298	4,100	Southwestern Energy Company #	171,585
11,900	Corinthian Colleges, Inc. #	189,329	4,300	Ultra Petroleum Corporation #	266,772
1,000	Crocs, Inc. #	67,250	1,933	XTO Energy, Inc.	119,537

6,500	DeVry, Inc.	240,565		Total Energy	2,453,059

5,600	DreamWorks Animation SKG, Inc. #	187,152
2,600	Focus Media Holding, Ltd. ADR #*	150,852	Financials (5.6%)
3,800	GameStop Corporation #	214,130	1,000	AllianceBernstein Holding, LP	88,070
6,100	Iconix Brand Group, Inc. #*	145,119	6,800	Annaly Capital Management, Inc.	108,324
7,990	International Game Technology	344,369	250	CME Group, Inc.	146,838
3,100	ITT Educational Services, Inc. #	377,239	3,200	Highland Distressed
1,900	Kohl’s Corporation #	108,927		Opportunities, Inc.	41,056
9,100	Leapfrog Enterprises, Inc. #*	75,075	900	IntercontinentalExchange, Inc. #	136,710
16,000	Quiksilver, Inc. #	228,800	3,800	Lazard, Ltd.	161,120
7,500	Scientific Games Corporation #*	282,000	1,095	Legg Mason, Inc.	92,298
5,400	Shuffle Master, Inc. #*	80,730	3,200	Northern Trust Corporation	212,064
9,700	Staples, Inc.	208,453	1,300	Nymex Holdings, Inc. *	169,234
2,600	Starwood Hotels & Resorts		3,100	PartnerRe, Ltd.	244,869
	Worldwide, Inc.	157,950	9,400	T. Rowe Price Group, Inc.	523,486

5,500	Texas Roadhouse, Inc. #	64,350		Total Financials	1,924,069

2,600	Tween Brands, Inc. #*	85,384
1,100	Under Armour, Inc. #	65,802	Health Care (16.7%)
5,400	Urban Outfitters, Inc. #	117,720	7,400	Advanced Medical Optics, Inc. #*	226,366
5,700	Volcom, Inc. #*	242,364	5,100	Affymetrix, Inc. #	129,387
6,400	WMS Industries, Inc. #	211,840	6,000	Alkermes, Inc. #*	110,400

	Total Consumer		3,700	Allscripts Healthcare
	Discretionary	4,637,294		Solutions, Inc. #*	100,011

			5,800	Amylin Pharmaceuticals, Inc. #*	290,000
Consumer Staples (4.5%)			1,900	Biogen Idec, Inc. #	126,027
2,100	Andersons, Inc. *	100,842	4,300	BioMarin Pharmaceutical, Inc. #	107,070
3,700	Clorox Company	225,663	4,400	C.R. Bard, Inc.	388,036
8,800	Coca-Cola Enterprises, Inc.	213,136	1,000	Cephalon, Inc. #*	73,060
5,100	H.J. Heinz Company	235,620	5,050	Coventry Health Care, Inc. #	314,160
1,900	Longs Drug Stores Corporation	94,373	5,300	Elan Corporation plc ADR #	111,512
6,900	Pepsi Bottling Group, Inc.	256,473	2,200	Endo Pharmaceutical
4,000	Smithfield Foods, Inc. #	126,000		Holdings, Inc. #	68,222
6,000	Whole Foods Market, Inc. *	293,760	4,100	Foxhollow Technologies, Inc. #	108,240

	Total Consumer Staples	1,545,867	5,100	Gen-Probe, Inc. #	339,558

			3,340	Genzyme Corporation #	206,946
Energy (7.1%)			6,000	Gilead Sciences, Inc. #	245,220
4,700	Cameron International		1,800	Henry Schein, Inc. #	109,512
	Corporation #	433,763	4,800	Hologic, Inc. #*	292,800
4,800	Devon Energy Corporation	399,360	1,100	Intuitive Surgical, Inc. #	253,000
3,700	Diamond Offshore Drilling, Inc.	419,173	2,200	Millipore Corporation #	166,760

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

30

Mid Cap Growth Portfolio II
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Health Care — continued			7,700	Broadcom Corporation #	$280,588
6,300	NuVasive, Inc. #	$226,359	17,700	Cadence Design Systems, Inc. #	392,763
6,000	Patterson Companies, Inc. #	231,660	4,800	CIENA Corporation #*	182,784
5,400	Pharmaceutical Product		14,700	CNET Networks, Inc. #*	109,515
	Development, Inc.	191,376	2,600	Cognizant Technology
5,400	Sepracor, Inc. #	148,500		Solutions Corporation #	207,402
3,200	Shire Pharmaceuticals		4,500	Corning, Inc.	110,925
	Group plc ADR	236,736	2,700	Cree, Inc. #*	83,970
7,700	St. Jude Medical, Inc. #	339,339	5,700	Electronic Arts, Inc. #	319,143
3,160	Thermo Electron Corporation #	182,395	5,000	Emulex Corporation #	95,850
6,100	Thoratec Corporation #	126,209	7,100	F5 Networks, Inc. #	264,049
4,900	VCA Antech, Inc. #	204,575	2,200	Fiserv, Inc. #	111,892
2,500	Vertex Pharmaceuticals, Inc. #	96,025	3,900	FormFactor, Inc. #	173,043

	Total Health Care	5,749,461	8,700	Foundry Networks, Inc. #	154,599

			15,900	Integrated Device
Industrials (12.8%)				Technology, Inc. #	246,132
4,000	Aecom Technology Corporation #	139,720	11,200	Intersil Corporation	374,416
5,200	BE Aerospace, Inc. #	215,956	6,200	Isilon Systems, Inc. #*	47,740
2,400	C.H. Robinson Worldwide, Inc.	130,296	12,587	JDS Uniphase Corporation #*	188,302
3,100	Expeditors International of		1,400	KLA-Tencor Corporation	78,092
	Washington, Inc.	146,630	6,600	Linear Technology Corporation	230,934
3,200	Flowserve Corporation	243,776	8,440	Marvell Technology Group, Ltd. #	138,163
3,400	Foster Wheeler, Ltd. #	446,352	3,100	Maxim Integrated Products, Inc.	90,985
2,300	FTI Consulting, Inc. #*	115,713	4,100	McAfee, Inc. #	142,967
1,700	Huron Consulting Group, Inc. #	123,454	4,500	NAVTEQ Corporation #	350,865
2,000	ITT Corporation	135,860	7,200	Network Appliance, Inc. #	193,752
2,300	Jacobs Engineering Group, Inc. #	173,834	7,400	Nuance Communications, Inc. #*	142,894
4,150	Joy Global, Inc.	211,069	8,100	NVIDIA Corporation #	293,544
3,500	KBR, Inc. #	135,695	3,200	OpNext, Inc. #	37,120
3,200	McDermott International, Inc. #	173,056	11,600	Powerwave Technologies, Inc. #*	71,456
4,860	Monster Worldwide, Inc. #	165,532	36,800	RF Micro Devices, Inc. #*	247,664
4,800	Precision Castparts Corporation	710,303	5,000	SanDisk Corporation #	275,500
3,000	Rockwell Collins, Inc.	219,120	14,000	Seagate Technology	358,120
2,600	Roper Industries, Inc.	170,300	8,700	Synopsys, Inc. #	235,596
5,000	Spirit Aerosystems Holdings, Inc. #	194,700	14,300	Tellabs, Inc. #	136,136
4,900	Stericycle, Inc. #	280,084	2,400	THQ, Inc. #	59,952
300	Terex Corporation #	26,706	6,900	VeriSign, Inc. #	232,806
2,800	Textron, Inc.	174,188	3,600	Xilinx, Inc.	94,104

3,700	US Airways Group, Inc. #	97,125		Total Information

	Total Industrials	4,429,469		Technology	7,831,529

Information Technology (22.7%)			Materials (4.8%)
14,466	Activision, Inc. #	312,321	3,500	Air Products and Chemicals, Inc.	342,160
8,546	Adobe Systems, Inc. #	373,118	900	Allegheny Technologies, Inc.	98,955
4,400	Akamai Technologies, Inc. #	126,412	9,500	Bemis Company, Inc. *	276,545
1,560	Amphenol Corporation	62,026	3,200	Celanese Corporation	124,736
14,700	BEA Systems, Inc. #	203,889	4,200	Newmont Mining Corporation	187,866

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

31

Mid Cap Growth Portfolio II
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (93.3%)	Value	Shares	Common Stock (93.3%)	Value

Materials — continued			5,200	NII Holdings, Inc. #	$427,180
6,300	Praxair, Inc.	$527,688	7,700	Rogers Communications, Inc. *	350,581
3,200	Titanium Metals Corporation #	107,392	6,200	SBA Communications

	Total Materials	1,665,342	Corporation #		218,736

			13,300	Time Warner Telecom, Inc. #	292,201

Telecommunications Services (5.7%)				Total Telecommunications
4,080	American Tower Corporation #	177,643	Services		1,954,533

7,400	Clearwire Corporation #*	180,856

36,597	Level 3 Communications, Inc. #*	170,176		Total Common Stock
4,000	NeuStar, Inc. #	137,160		(cost $25,378,247)	32,190,623

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.5%)		Rate (+)	Date	Value

4,997,525	Thrivent Financial Securities Lending Trust		5.380%	N/A	$4,997,525

	Total Collateral Held for Securities Loaned
	(cost $4,997,525)				4,997,525

			Interest	Maturity
Shares	Short-Term Investments (6.2%)		Rate (+)	Date	Value

2,130,410	Thrivent Money Market Portfolio		5.140%	N/A	$2,130,410

	Total Short-Term Investments (at amortized cost)				2,130,410

	Total Investments (cost $32,506,182) 114.0%				$39,318,558

	Other Assets and Liabilities, Net (14.0%)				(4,838,169)

	Total Net Assets 100.0%				$34,480,389

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,739,537
Gross unrealized depreciation	(927,161)

Net unrealized appreciation (depreciation)	$6,812,376
Cost for federal income tax purposes	$32,506,182

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

32

Partner Mid Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Consumer Discretionary (9.6%)			10,976	Assurant, Inc.	$587,216
4,195	BorgWarner, Inc.	$383,968	18,854	Astoria Financial Corporation	500,197
6,618	Boyd Gaming Corporation	283,581	18,550	Brandywine Realty Trust	469,500
182,598	Charter Communications, Inc. #*	471,103	6,060	Camden Property Trust	389,355
29,829	Ford Motor Company #*	253,248	18,285	CIT Group, Inc.	735,057
8,156	Fortune Brands, Inc. *	664,632	16,092	Commerce Bancorp, Inc. *	624,048
40,782	H&R Block, Inc. *	863,763	12,188	Commerce Bancshares, Inc.	559,307
14,681	J.C. Penney Company, Inc.		38,685	DCT Industrial Trust, Inc. *	405,032
	(Holding Company)	930,335	7,560	Developers Diversified Realty
12,825	Johnson Controls, Inc.	1,514,761		Corporation	422,377
6,409	Lennar Corporation	145,164	10,533	Everest Re Group, Ltd.	1,161,158
22,170	Mattel, Inc.	520,108	23,071	Highwoods Properties, Inc. *	846,014
45,466	Newell Rubbermaid, Inc.	1,310,330	35,553	Hudson City Bancorp, Inc.	546,805
11,116	Ross Stores, Inc.	285,014	38,079	KeyCorp	1,231,094
11,419	Tenneco, Inc. #	354,103	5,663	Lazard, Ltd.	240,111

	Total Consumer		21,836	Liberty Property Trust *	878,026
	Discretionary	7,980,110	15,008	M&T Bank Corporation	1,552,578

			13,936	Mack-Cali Realty Corporation	572,770
Consumer Staples (5.7%)			15,544	Northern Trust Corporation	1,030,101
19,878	Clorox Company	1,212,359	8,739	PartnerRe, Ltd.	690,294
13,050	Coca-Cola Enterprises, Inc.	316,071	21,440	Pennsylvania Real Estate
8,020	ConAgra Foods, Inc.	209,563		Investment Trust *	834,874
3,962	Loews Corporation —		8,803	Philadelphia Consolidated
	Carolina Group	325,795		Holding Corporation #	363,916
6,036	Pepsi Bottling Group, Inc.	224,358	7,597	PMI Group, Inc.	248,422
5,206	Reynolds American, Inc. *	331,050	6,478	RenaissanceRe Holdings, Ltd.	423,726
15,730	Safeway, Inc.	520,820	16,010	UnumProvident Corporation	391,765
5,267	Smithfield Foods, Inc. #	165,910	7,923	Vornado Realty Trust *	866,380
37,310	SUPERVALU, Inc.	1,455,463	21,696	Webster Financial Corporation	913,836

	Total Consumer Staples	4,761,389	4,661	XL Capital, Ltd.	369,151

				Total Financials	20,685,135

Energy (11.7%)
16,662	EOG Resources, Inc.	1,205,162	Health Care (3.1%)
28,400	Hess Corporation	1,889,452	3,729	Coventry Health Care, Inc. #	231,981
4,290	Oil States International, Inc. #	207,207	10,249	Edwards Lifesciences Corporation #	505,378
60,233	Range Resources Corporation	2,449,074	3,866	Health Net, Inc. #	208,957
8,155	Tesoro Petroleum Corporation *	375,293	27,685	IMS Health, Inc.	848,268
6,182	Weatherford International, Ltd. #	415,307	25,261	PerkinElmer, Inc.	737,874

6,315	W-H Energy Services, Inc. #	465,731		Total Health Care	2,532,458

78,255	Williams Companies, Inc.	2,665,367

	Total Energy	9,672,593	Industrials (10.3%)

			4,381	Alliant Techsystems, Inc. #	478,843
Financials (24.9%)			82,663	Allied Waste Industries, Inc. #	1,053,953
20,671	Ambac Financial Group, Inc. *	1,300,413	8,718	Cooper Industries, Ltd.	445,403
25,505	Annaly Capital Management, Inc.	406,295	8,156	Eaton Corporation	807,770
24,935	Apartment Investment &		16,216	JB Hunt Transport Services, Inc.	426,481
	Management Company	1,125,317	14,099	Landstar System, Inc.	591,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

33

Partner Mid Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (96.5%)	Value	Shares	Common Stock (96.5%)	Value

Industrials — continued			17,429	International Paper Company	$625,178
13,516	Lennox International, Inc.	$456,841	13,749	Nucor Corporation	817,653
20,974	Monster Worldwide, Inc. #	714,374	6,236	Ternium SA ADR	195,810

12,701	Norfolk Southern Corporation	659,309		Total Materials	5,010,382

5,380	Parker-Hannifin Corporation	601,645
6,950	Pitney Bowes, Inc.	315,669	Telecommunications Services (3.9%)
15,940	Rockwell Collins, Inc.	1,164,258	74,806	Cincinnati Bell, Inc. #	369,542
16,577	Ryder System, Inc.	812,273	21,207	Embarq Corporation	1,179,109

	Total Industrials	8,528,554	9,823	Metropcs Communications, Inc. #*	267,971

			153,749	Qwest Communications
Information Technology (8.1%)				International, Inc. #*	1,408,341

51,482	Activision, Inc. #	1,111,496		Total Telecommunications
40,310	Amphenol Corporation	1,602,726		Services	3,224,963

61,036	BearingPoint, Inc. #	247,196
21,086	Lexmark International, Inc. #	875,702	Utilities (13.2%)
30,994	LSI Corporation #	229,975	14,790	American Electric Power
18,876	National Semiconductor			Company, Inc. *	681,523
	Corporation	511,917	14,262	CMS Energy Corporation *	239,887
31,600	Seagate Technology	808,328	3,729	Constellation Energy Group, Inc.	319,911
18,154	Tessera Technologies, Inc. #	680,775	48,426	DPL, Inc. *	1,271,667
39,463	Xerox Corporation #	684,288	23,813	Edison International, Inc.	1,320,431

	Total Information		21,655	Entergy Corporation	2,345,020
	Technology	6,752,403	3,730	Equitable Resources, Inc.	193,475

			14,775	FirstEnergy Corporation	935,848
Materials (6.0%)			24,959	PG&E Corporation	1,193,040
10,766	Airgas, Inc.	555,849	38,477	PPL Corporation	1,781,485
7,789	Albemarle Corporation	344,274	2,563	SCANA Corporation	99,291
19,730	Celanese Corporation	769,075	13,540	Wisconsin Energy Corporation	609,706

45,963	Chemtura Corporation	408,611		Total Utilities	10,991,284

17,321	Commercial Metals Company	548,210

3,723	Cytec Industries, Inc.	254,616		Total Common Stock
59,891	Domtar Corporation #	491,106		(cost $74,380,698)	80,139,271

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

34

Partner Mid Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.0%)	Rate (+)	Date	Value

10,808,107	Thrivent Financial Securities Lending Trust	5.380%	N/A	$10,808,107

	Total Collateral Held for Securities Loaned
	(cost $10,808,107)			10,808,107

		Interest	Maturity
Shares	Short-Term Investments (3.6%)	Rate (+)	Date	Value

2,947,580	Thrivent Money Market Portfolio	5.140%	N/A	$2,947,580

	Total Short-Term Investments (at amortized cost)			2,947,580

	Total Investments (cost $88,136,385) 113.1%			$93,894,958

	Other Assets and Liabilities, Net (13.1%)			(10,873,742)

	Total Net Assets 100.0%			$83,021,216

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,833,932
Gross unrealized depreciation	(3,075,359)

Net unrealized appreciation (depreciation)	$5,758,573
Cost for federal income tax purposes	$88,136,385

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

35

Mid Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Consumer Discretionary (10.6%)			48,200	General Growth Properties, Inc.	$2,584,484
33,000	Burger King Holdings, Inc.	$841,170	202,100	HCC Insurance Holdings, Inc.	5,788,144
135,300	DeVry, Inc.	5,007,453	76,700	Jefferies Group, Inc.	2,134,561
341,200	Goodyear Tire & Rubber		32,900	MBIA, Inc. *	2,008,545
	Company #	10,375,892	413,100	New York Community
96,600	International Game Technology	4,163,460		Bancorp, Inc. *	7,869,555
25,200	ITT Educational Services, Inc. #	3,066,588	16,100	NYSE Euronext *	1,274,637
41,700	Newell Rubbermaid, Inc.	1,201,794	70,800	Old Republic International
33,300	Scientific Games Corporation #	1,252,080		Corporation	1,326,792
838,800	Service Corporation		32,100	PartnerRe, Ltd. *	2,535,579
	International	10,820,520	47,200	Philadelphia Consolidated
90,600	Tupperware Corporation	2,852,994		Holding Corporation #	1,951,248
64,900	WMS Industries, Inc. #	2,148,190	235,900	PMI Group, Inc.	7,713,930

	Total Consumer		26,200	Protective Life Corporation	1,111,928
	Discretionary	41,730,141	51,400	Rayonier, Inc. REIT	2,469,256

			38,900	SEI Investments Company	1,061,192
Consumer Staples (8.9%)			75,400	Strategic Hotel Capital, Inc. *	1,552,486
119,300	Campbell Soup Company	4,414,100	240,500	U-Store-It Trust	3,174,600
144,400	Clorox Company	8,806,956	68,800	W.R. Berkley Corporation	2,038,544
145,100	Coca-Cola Enterprises, Inc.	3,514,322	40,900	Westamerica Bancorporation *	2,037,229
106,100	H.J. Heinz Company	4,901,820	38,500	Whitney Holding Corporation	1,015,630
48,500	NBTY, Inc. #	1,969,100	19,200	Zions Bancorporation	1,318,464

52,200	Pepsi Bottling Group, Inc.	1,940,274		Total Financials	71,798,677

32,700	Sanderson Farms, Inc. *	1,362,609
103,700	Smithfield Foods, Inc. #	3,266,550	Health Care (10.4%)
122,600	TreeHouse Foods, Inc. #	3,316,330	79,100	Applera Corporation
18,700	William Wrigley Jr. Company	1,201,101		(Celera Group) #	1,112,146

	Total Consumer Staples	34,693,162	30,900	Beckman Coulter, Inc.	2,279,184

			27,700	Cephalon, Inc. #*	2,023,762
Energy (0.8%)			36,200	Coventry Health Care, Inc. #	2,252,002
96,200	Willbros Group, Inc. #*	3,270,800	41,306	Dade Behring Holdings, Inc.	3,153,713

	Total Energy	3,270,800	21,500	DaVita, Inc. #	1,358,370

			43,700	Endo Pharmaceutical
Financials (18.3%)				Holdings, Inc. #	1,355,137
16,750	Affiliated Managers Group, Inc. #*	2,135,792	37,400	Hologic, Inc. #*	2,281,400
33,600	American Capital Strategies, Ltd. *	1,435,728	125,800	Human Genome Sciences, Inc. #*	1,294,482
69,100	AmeriCredit Corporation #	1,214,778	39,500	ImClone Systems, Inc. #	1,632,930
37,700	Assurant, Inc.	2,016,950	12,600	Intuitive Surgical, Inc. #	2,898,000
20,300	Bear Stearns Companies, Inc. *	2,493,043	20,300	Invitrogen Corporation #*	1,659,119
62,100	Brown & Brown, Inc.	1,633,230	42,400	LifePoint Hospitals, Inc. #	1,272,424
14,800	City National Corporation	1,028,748	48,800	Masimo Corporation #*	1,252,208
29,100	Commerce Bancshares, Inc.	1,335,399	34,700	Patterson Companies, Inc. #	1,339,767
42,800	Cousins Properties, Inc. *	1,256,608	35,000	Quest Diagnostics, Inc. *	2,021,950
45,700	Eaton Vance Corporation *	1,826,172	25,000	ResMed, Inc. #*	1,071,750
56,300	Endurance Specialty		22,400	Shire Pharmaceuticals
	Holdings, Ltd.	2,339,265		Group plc ADR	1,657,152
77,800	Equity One, Inc.	2,116,160	72,300	St. Jude Medical, Inc. #	3,186,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

36

Mid Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (94.8%)	Value	Shares	Common Stock (94.8%)	Value

Health Care — continued			197,500	RF Micro Devices, Inc. #*	$1,329,175
52,900	TomoTherapy, Inc. #*	$1,228,867	110,400	Synopsys, Inc. #	2,989,632
23,600	Universal Health Services, Inc.	1,284,312	202,800	Tellabs, Inc. #	1,930,656
12,400	Ventana Medical Systems, Inc. #*	1,065,284	124,600	Teradyne, Inc. #	1,719,480
51,900	Vertex Pharmaceuticals, Inc. #	1,993,479	244,800	TIBCO Software, Inc. #*	1,809,072

	Total Health Care	40,673,699	34,250	Varian Semiconductor

				Equipment Associates, Inc. #	1,833,060
Industrials (3.1%)			123,900	VeriSign, Inc. #*	4,180,386
48,700	Continental Airlines, Inc. #*	1,608,561	101,900	Vishay Intertechnology, Inc. #	1,327,757
11,800	Dun & Bradstreet Corporation	1,163,598	1,150	VMware, Inc. #*	97,750
128,100	Pitney Bowes, Inc.	5,818,302	145,500	Wind River Systems, Inc. #	1,712,535
38,800	Stericycle, Inc. #	2,217,808	114,800	Xilinx, Inc.	3,000,872

58,400	US Airways Group, Inc. #	1,533,000		Total Information

	Total Industrials	12,341,269		Technology	78,494,245

Information Technology (20.0%)			Materials (13.5%)
99,500	ADC Telecommunications, Inc. #	1,951,195	414,300	Crown Holdings, Inc. #	9,429,468
32,100	Amphenol Corporation	1,276,296	336,500	Owens-Illinois, Inc. #*	13,947,925
58,000	Arrow Electronics, Inc. #	2,466,160	461,800	Pactiv Corporation #	13,235,188
342,500	Atmel Corporation #	1,767,300	37,200	Sigma-Aldrich Corporation	1,813,128
416,800	Brocade Communications #	3,567,808	270,500	Silgan Holdings, Inc.	14,539,375

137,300	Cadence Design Systems, Inc. #	3,046,687		Total Materials	52,965,084

56,000	Cognos, Inc. #	2,325,680
253,200	Compuware Corporation #	2,030,664	Telecommunications Services (1.0%)
44,100	Electronic Arts, Inc. #	2,469,159	368,200	Cincinnati Bell, Inc. #*	1,818,908
118,200	Emulex Corporation #	2,265,894	26,400	NII Holdings, Inc. #	2,168,760

92,100	Fair Isaac Corporation *	3,325,731		Total Telecommunications
38,300	FormFactor, Inc. #	1,699,371		Services	3,987,668

97,300	Foundry Networks, Inc. #	1,729,021
29,900	Harris Corporation	1,727,921	Utilities (8.2%)
154,300	Informatica Corporation #	2,422,510	75,100	AGL Resources, Inc.	2,975,462
130,100	Integrated Device		19,300	Alliant Energy Corporation	739,576
	Technology, Inc. #	2,013,948	232,900	CMS Energy Corporation *	3,917,378
52,600	International Rectifier		109,900	Nicor, Inc.	4,714,710
	Corporation #	1,735,274	33,500	ONEOK, Inc.	1,587,900
63,000	Intersil Corporation	2,106,090	111,100	SCANA Corporation	4,304,014
130,800	Juniper Networks, Inc. #	4,788,588	103,800	Vectren Corporation	2,832,702
92,800	McAfee, Inc. #	3,235,936	84,200	WGL Holdings, Inc. *	2,853,538
83,700	Network Appliance, Inc. #	2,252,367	178,900	Wisconsin Energy Corporation	8,055,867

27,700	NVIDIA Corporation #	1,003,848		Total Utilities	31,981,147

159,700	ON Semiconductor Corporation # 2,005,832

52,700	Paychex, Inc. *	2,160,700		Total Common Stock
105,300	Qimonda AG ADR #*	1,189,890		(cost $341,691,915)	371,935,892

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

37

Mid Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (17.4%)	Rate (+)	Date	Value

68,408,352	Thrivent Financial Securities Lending Trust	5.380%	N/A	$68,408,352

	Total Collateral Held for Securities Loaned
	(cost $68,408,352)			68,408,352

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.8%)	Rate (+)	Date	Value

$8,500,000	BP Capital Markets plc	4.750%	10/1/2007	$8,497,757
16,034,750	Thrivent Money Market Portfolio	5.140	N/A	16,034,750
1,980,000	UBS Americas Corporation	4.750	10/1/2007	1,979,478

	Total Short-Term Investments (at amortized cost)			26,511,985

	Total Investments (cost $436,612,252) 119.0%			$466,856,229

	Other Assets and Liabilities, Net (19.0%)			(74,629,369)

	Total Net Assets 100.0%			$392,226,860

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$39,318,327
Gross unrealized depreciation	(9,074,350)

Net unrealized appreciation (depreciation)	$30,243,977
Cost for federal income tax purposes	$436,612,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

38

Mid Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Discretionary (13.0%)			4,100	Life Time Fitness, Inc. #*	$251,494
6,133	99 Cents Only Stores #	$62,986	4,600	M.D.C. Holdings, Inc.	188,324
13,700	Advance Auto Parts, Inc.	459,772	4,100	Matthews International Corporation	179,580
10,100	Aeropostale, Inc. #	192,506	3,100	Media General, Inc.	85,281
27,880	American Eagle Outfitters, Inc.	733,523	4,460	Modine Manufacturing Company	118,725
7,300	American Greetings Corporation	192,720	7,070	Mohawk Industries, Inc. #*	574,791
8,050	AnnTaylor Stores Corporation #*	254,944	6,400	Netflix, Inc. #*	132,608
9,900	Applebee’s International, Inc.	246,312	700	NVR, Inc. #	329,175
9,330	ArvinMeritor, Inc.	156,931	14,900	O’Reilly Automotive, Inc. #	497,809
6,670	Barnes & Noble, Inc.	235,184	9,000	Pacific Sunwear of
11,410	Belo Corporation	198,078		California, Inc. #	133,200
3,430	Blyth, Inc.	70,144	17,400	PETsMART, Inc.	555,060
4,610	Bob Evans Farms, Inc.	139,130	7,300	Phillips-Van Heusen Corporation	383,104
7,700	Borders Group, Inc. *	102,641	5,700	Regis Corporation	181,887
7,560	BorgWarner, Inc.	691,967	8,900	Rent-A-Center, Inc. #*	161,357
7,200	Boyd Gaming Corporation	308,520	17,760	Ross Stores, Inc.	455,366
13,555	Brinker International, Inc.	371,949	6,800	Ruby Tuesday, Inc.	124,712
9,160	Callaway Golf Company	146,652	5,500	Ryland Group, Inc. *	117,865
11,800	Career Education Corporation #	330,282	18,550	Saks, Inc.	318,132
28,200	CarMax, Inc. #	573,306	3,410	Scholastic Corporation #	118,873
4,790	Catalina Marketing Corporation #	155,148	8,400	Scientific Games Corporation #	315,840
3,200	CBRL Group, Inc.	130,560	8,520	Sotheby’s Holdings, Inc.	407,171
15,900	Charming Shoppes, Inc. #	133,560	1,800	Strayer Education, Inc.	303,534
9,400	Cheesecake Factory, Inc. #	220,618	4,400	Thor Industries, Inc.	197,956
22,800	Chico’s FAS, Inc. #	320,340	6,600	Timberland Company #	125,136
8,000	Coldwater Creek, Inc. #	86,880	16,400	Toll Brothers, Inc. #*	327,836
8,600	Collective Brands, Inc. #	189,716	8,000	Tupperware Corporation	251,920
10,900	Corinthian Colleges, Inc. #	173,419	14,700	Urban Outfitters, Inc. #	320,460
7,720	DeVry, Inc.	285,717	6,280	Valassis Communications, Inc. #*	56,018
5,300	Dick’s Sporting Goods, Inc. #	355,895	6,000	Warnaco Group, Inc. #	234,420
12,260	Dollar Tree Stores, Inc. #	497,020	760	Washington Post Company	610,128
3,500	Entercom Communications		11,680	Williams-Sonoma, Inc. *	381,002

	Corporation	67,655		Total Consumer
20,000	Foot Locker, Inc.	306,600		Discretionary	20,465,158

6,440	Furniture Brands
	International, Inc. *	65,302	Consumer Staples (2.9%)
20,600	GameStop Corporation #	1,160,810	11,000	Alberto-Culver Company	272,690
18,620	Gentex Corporation *	399,213	8,440	BJ’s Wholesale Club, Inc. #	279,870
6,100	Getty Images, Inc. #	169,824	8,510	Church & Dwight Company, Inc.	400,310
12,400	Hanesbrands, Inc. #	347,944	7,350	Energizer Holdings, Inc. #	814,748
6,500	Harte-Hanks, Inc.	127,920	7,600	Hansen Natural Corporation #*	430,768
4,800	Hovnanian Enterprises, Inc. #*	53,232	9,430	Hormel Foods Corporation	337,405
4,070	International Speedway Corporation	186,650	7,376	J.M. Smucker Company	394,026
3,800	ITT Educational Services, Inc. #	462,422	2,840	Lancaster Colony Corporation	108,403
5,800	John Wiley and Sons, Inc.	260,594	7,300	NBTY, Inc. #	296,380
10,000	Lear Corporation #	321,000	7,610	PepsiAmericas, Inc.	246,868
5,190	Lee Enterprises, Inc.	80,808	4,910	Ruddick Corporation	164,681

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

39

Mid Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Consumer Staples — continued			5,320	City National Corporation	$369,793
15,100	Smithfield Foods, Inc. #	$475,650	19,900	Colonial BancGroup, Inc.	430,238
3,542	Tootsie Roll Industries, Inc.	93,967	5,900	Commerce Group, Inc.	173,873
3,640	Universal Corporation	178,178	4,900	Cousins Properties, Inc. *	143,864

	Total Consumer Staples	4,493,944	7,700	Cullen/Frost Bankers, Inc.	385,924

			18,300	Duke Realty Corporation	618,723
Energy (9.5%)			16,000	Eaton Vance Corporation	639,360
18,600	Arch Coal, Inc.	627,564	4,800	Equity One, Inc.	130,560
4,400	Bill Barrett Corporation #*	173,404	8,210	Everest Re Group, Ltd.	905,070
14,060	Cameron International		28,605	Fidelity National Financial, Inc.	500,015
	Corporation #‡	1,297,597	12,400	First American Corporation	454,088
10,800	Cimarex Energy Company	402,300	3,500	First Community Bancorp, Inc. *	191,485
15,800	Denbury Resources, Inc. #*	706,102	13,700	First Niagara Financial Group, Inc.	193,855
7,100	Encore Acquisition Company #	224,715	10,480	FirstMerit Corporation *	207,085
8,479	Exterran Holdings, Inc. #	681,163	6,770	Hanover Insurance Group, Inc.	299,166
16,800	FMC Technologies, Inc. #	968,688	14,650	HCC Insurance Holdings, Inc.	419,576
11,400	Forest Oil Corporation #	490,656	7,500	Highwoods Properties, Inc.	275,025
13,900	Frontier Oil Corporation	578,796	5,760	Horace Mann Educators Corporation	113,530
16,660	Grant Prideco, Inc. #	908,303	12,200	Hospitality Properties Trust	495,930
13,480	Helmerich & Payne, Inc.	442,548	9,500	IndyMac Bancorp, Inc.	224,295
16,800	Newfield Exploration Company #	809,088	14,500	Jefferies Group, Inc.	403,535
22,300	Noble Energy, Inc.	1,561,890	4,900	Jones Lang LaSalle, Inc.	503,524
3,600	Overseas Shipholding Group, Inc.	276,588	11,900	Liberty Property Trust	478,499
20,300	Patterson-UTI Energy, Inc.	458,171	9,300	Macerich Company	814,494
15,700	Pioneer Natural Resources		9,000	Mack-Cali Realty Corporation	369,900
	Company *	706,186	4,800	Mercury General Corporation	258,864
9,400	Plains Exploration &		11,800	Nationwide Health
	Production Company #	415,668		Properties, Inc. *	355,534
7,700	Pogo Producing Company	408,947	40,711	New York Community
21,620	Pride International, Inc. #	790,211		Bancorp, Inc. *	775,545
6,600	Quicksilver Resources, Inc. #*	310,530	10,400	Nuveen Investments	644,176
22,000	Southwestern Energy Company #	920,700	30,050	Old Republic International
10,500	Superior Energy Services, Inc. #	372,120		Corporation	563,137
7,200	Tidewater, Inc.	452,448	11,280	PMI Group, Inc.	368,856

	Total Energy	14,984,383	5,107	Potlatch Corporation	229,968

			9,270	Protective Life Corporation	393,419
Financials (15.2%)			10,420	Radian Group, Inc. *	242,578
9,820	A.G. Edwards, Inc.	833,816	12,225	Raymond James Financial, Inc.	401,591
13,000	AMB Property Corporation ‡	777,530	10,108	Rayonier, Inc. REIT	485,588
9,735	American Financial Group, Inc.	277,350	9,100	Regency Centers Corporation	698,425
14,790	AmeriCredit Corporation #*	260,008	16,540	SEI Investments Company	451,211
12,400	Arthur J. Gallagher & Company *	359,228	6,800	StanCorp Financial Group, Inc.	336,668
16,493	Associated Banc-Corp	488,688	4,630	SVB Financial Group #	219,277
10,770	Astoria Financial Corporation	285,728	14,220	TCF Financial Corporation	372,280
6,600	Bank of Hawaii Corporation	348,810	17,400	UDR, Inc.	423,168
14,700	Brown & Brown, Inc.	386,610	6,900	Unitrin, Inc.	342,171
6,500	Cathay General Bancorp *	209,365	21,375	W.R. Berkley Corporation	633,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

40

Mid Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Financials — continued			10,100	ResMed, Inc. #	$432,987
10,840	Waddell & Reed Financial, Inc.	$293,005	13,850	Sepracor, Inc. #	380,875
11,427	Washington Federal, Inc.	300,073	8,500	STERIS Corporation	232,305
7,130	Webster Financial Corporation	300,316	5,300	Techne Corporation #	334,324
10,100	Weingarten Realty Investors	418,746	7,000	Universal Health Services, Inc.	380,940
3,920	Westamerica Bancorporation *	195,255	11,910	Valeant Pharmaceuticals
8,880	Wilmington Trust Corporation	345,432		International #	184,367

	Total Financials	24,017,164	3,900	Varian, Inc. #	248,079

			11,000	VCA Antech, Inc. #	459,250
Health Care (11.7%)			3,700	Ventana Medical Systems, Inc. #	317,867
7,806	Advanced Medical Optics, Inc. #*	238,786	17,120	Vertex Pharmaceuticals, Inc. #	657,579
8,900	Affymetrix, Inc. #	225,793	5,400	Wellcare Health Plans, Inc. #	569,322

5,670	Apria Healthcare Group, Inc. #	147,477		Total Health Care	18,391,164

8,030	Beckman Coulter, Inc.	592,293
8,600	Cephalon, Inc. #*	628,316	Industrials (15.7%)
8,500	Cerner Corporation #*	508,385	11,930	AGCO Corporation #	605,686
8,800	Charles River Laboratories		11,900	AirTran Holdings, Inc. #*	117,096
	International, Inc. #	494,120	5,340	Alaska Air Group, Inc. #	123,301
12,400	Community Health Systems, Inc. #	389,856	5,760	Alexander & Baldwin, Inc.	288,749
8,310	Covance, Inc. #	647,349	4,400	Alliant Techsystems, Inc. #	480,920
15,100	Cytyc Corporation #*	719,515	13,970	AMETEK, Inc.	603,783
19,680	Dentsply International, Inc.	819,475	13,420	Avis Budget Group, Inc. #	307,184
7,420	Edwards Lifesciences Corporation #	365,880	6,260	Brink’s Company	349,809
17,300	Endo Pharmaceutical		8,140	Carlisle Companies, Inc.	395,604
	Holdings, Inc. #	536,473	9,686	ChoicePoint, Inc. #	367,293
6,800	Gen-Probe, Inc. #	452,744	6,030	Con-way, Inc.	277,380
31,400	Health Management Associates, Inc.	217,916	9,300	Copart, Inc. #	319,827
14,380	Health Net, Inc. #	777,239	4,700	Corporate Executive
11,600	Henry Schein, Inc. #	705,744		Board Company	348,928
7,950	Hillenbrand Industries, Inc.	437,409	6,600	Crane Company	316,602
4,900	Intuitive Surgical, Inc. #	1,127,000	6,700	Deluxe Corporation	246,828
6,000	Invitrogen Corporation #	490,380	9,200	Donaldson Company, Inc.	384,192
4,300	Kindred Healthcare, Inc. #	77,013	5,300	DRS Technologies, Inc.	292,136
5,900	Kyphon, Inc. #	413,000	7,720	Dun & Bradstreet Corporation	761,269
7,500	LifePoint Hospitals, Inc. #	225,075	27,640	Expeditors International of
11,020	Lincare Holdings, Inc. #	403,883		Washington, Inc.	1,307,372
7,200	Medicis Pharmaceutical		16,360	Fastenal Company *	742,908
	Corporation *	219,672	6,400	Federal Signal Corporation	98,304
41,547	Millennium Pharmaceuticals, Inc. #	421,702	7,430	Flowserve Corporation	566,017
15,820	Omnicare, Inc.	524,117	6,720	GATX Corporation	287,280
4,600	Par Pharmaceutical		8,500	Graco, Inc.	332,435
	Companies, Inc. #	85,376	4,560	Granite Construction, Inc.	241,771
15,260	PDL BioPharma, Inc. #*	329,769	11,000	Harsco Corporation	651,970
10,050	Perrigo Company	214,568	7,890	Herman Miller, Inc.	214,135
13,600	Pharmaceutical Product		6,130	HNI Corporation *	220,680
	Development, Inc.	481,984	7,630	Hubbell, Inc.	435,826
7,000	Psychiatric Solutions, Inc. #	274,960	10,500	IDEX Corporation	382,095

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

41

Mid Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Industrials — continued			19,420	Avnet, Inc. #	$774,081
15,520	Jacobs Engineering Group, Inc. #	$1,173,002	6,480	Avocent Corporation #	188,698
12,040	JB Hunt Transport Services, Inc.	316,652	18,000	Broadridge Financial Solutions, LLC	341,100
23,375	JetBlue Airways Corporation #*	215,518	35,980	Cadence Design Systems, Inc. #‡	798,396
13,950	Joy Global, Inc.	709,497	7,870	CDW Corporation #	686,264
21,900	KBR, Inc. #	849,063	18,700	Ceridian Corporation #	649,638
3,120	Kelly Services, Inc.	61,807	11,480	CheckFree Corporation #*	534,279
4,970	Kennametal, Inc.	417,381	7,950	CommScope, Inc. #	399,408
6,340	Korn/Ferry International #	104,673	11,000	Cree, Inc. #*	342,100
5,500	Lincoln Electric Holdings, Inc.	426,855	5,570	CSG Systems International, Inc. #	118,362
10,970	Manpower, Inc.	705,920	19,960	Cypress Semiconductor
3,900	Mine Safety Appliances Company *	183,729		Corporation #	583,032
6,100	MSC Industrial Direct		8,630	Diebold, Inc.	391,975
	Company, Inc.	308,599	5,200	Digital River, Inc. #	232,700
5,800	Navigant Consulting, Inc. #*	73,428	7,010	DST Systems, Inc. #	601,528
4,390	Nordson Corporation	220,422	5,370	Dycom Industries, Inc. #	164,483
9,600	Oshkosh Truck Corporation	594,912	11,000	F5 Networks, Inc. #	409,090
12,860	Pentair, Inc.	426,695	7,450	Fair Isaac Corporation	269,020
22,010	Quanta Services, Inc. #*	582,164	16,100	Fairchild Semiconductor
21,300	Republic Services, Inc.	696,723		International, Inc. #	300,748
3,732	Rollins, Inc.	99,607	9,000	Gartner Group, Inc. #	220,140
11,500	Roper Industries, Inc. *	753,250	10,500	Global Payments, Inc.	464,310
1,000	Sequa Corporation #	165,780	17,800	Harris Corporation ‡	1,028,662
7,060	SPX Corporation	653,474	4,510	Imation Corporation	110,630
11,400	Stericycle, Inc. #	651,624	18,900	Ingram Micro, Inc. #	370,629
5,140	Teleflex, Inc.	400,509	25,450	Integrated Device
6,500	Thomas & Betts Corporation #	381,160		Technology, Inc. #	393,966
12,300	Timken Company	456,945	9,450	International Rectifier
10,495	Trinity Industries, Inc. *	393,982		Corporation #	311,756
9,420	United Rentals, Inc. #	303,041	17,200	Intersil Corporation	574,996
6,000	Werner Enterprises, Inc.	102,900	10,160	Jack Henry & Associates, Inc.	262,738
7,500	YRC Worldwide, Inc. #*	204,900	10,880	KEMET Corporation #	79,968

	Total Industrials	24,701,592	17,600	Lam Research Corporation #	937,376

			14,950	Lattice Semiconductor Corporation #	67,126
Information Technology (15.7%)			7,040	Macrovision Corporation #	173,395
51,800	3Com Corporation #	255,892	20,620	McAfee, Inc. #	719,019
4,720	ACI Worldwide, Inc. #	105,492	11,570	Mentor Graphics Corporation #	174,707
36,988	Activision, Inc. #‡	798,571	7,250	Micrel, Inc.	78,300
8,990	Acxiom Corporation	177,912	10,700	MoneyGram International, Inc.	241,713
15,300	ADC Telecommunications, Inc. #	300,033	13,160	MPS Group, Inc. #	146,734
7,880	ADTRAN, Inc.	181,476	7,475	National Instruments Corporation	256,617
2,300	Advent Software, Inc. #*	108,031	23,800	NCR Corporation #	565,250
10,200	Alliance Data Systems Corporation #	789,888	13,500	Palm, Inc. #*	219,645
23,100	Amphenol Corporation	918,456	15,000	Parametric Technology
20,300	Andrew Corporation #	281,155		Corporation #	261,300
16,070	Arrow Electronics, Inc. #	683,296	6,140	Plantronics, Inc. *	175,297
63,420	Atmel Corporation #	327,247	11,920	Polycom, Inc. #	320,171

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

42

Mid Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.8%)	Value	Shares	Common Stock (98.8%)	Value

Information Technology — continued			12,200	Steel Dynamics, Inc.	$569,740
16,960	Powerwave Technologies, Inc. #*	$104,474	12,960	Valspar Corporation	352,642
25,240	RF Micro Devices, Inc. #*	169,865	9,000	Worthington Industries, Inc. *	212,040

8,290	Semtech Corporation #	169,779		Total Materials	11,076,958

7,100	Silicon Laboratories, Inc. #	296,496
5,600	SRA International, Inc. #	157,248	Telecommunications Services (0.9%)
11,880	Sybase, Inc. #	274,784	32,110	Cincinnati Bell, Inc. #	158,623
18,780	Synopsys, Inc. #‡	508,562	9,900	NeuStar, Inc. #	339,471
7,080	Tech Data Corporation #	284,050	13,820	Telephone and Data Systems, Inc.	922,485

18,052	TriQuint Semiconductor, Inc. #	88,635		Total Telecommunications
13,900	UTStarcom, Inc. #*	50,874		Services	1,420,579

13,000	ValueClick, Inc. #	291,980
24,120	Vishay Intertechnology, Inc. #	314,284	Utilities (7.2%)
28,400	Western Digital Corporation #	719,088	10,180	AGL Resources, Inc.	403,332
9,850	Wind River Systems, Inc. #	115,934	14,500	Alliant Energy Corporation ‡	555,640
9,000	Zebra Technologies Corporation #	328,410	17,266	Aqua America, Inc. *	391,593

	Total Information		48,580	Aquila, Inc. #‡	194,806
	Technology	24,741,259	4,900	Black Hills Corporation	200,998

			14,930	DPL, Inc. *	392,062
Materials (7.0%)			20,450	Energy East Corporation	553,172
10,190	Airgas, Inc.	526,110	15,700	Equitable Resources, Inc.	814,359
10,320	Albemarle Corporation	456,144	11,350	Great Plains Energy, Inc.	326,994
7,240	Bowater, Inc. *	108,021	10,780	Hawaiian Electric
8,790	Cabot Corporation	312,309		Industries, Inc. *	234,034
3,300	Carpenter Technology Corporation	429,033	5,830	IDACORP, Inc. *	190,874
31,300	Chemtura Corporation	278,257	23,725	MDU Resources Group, Inc.	660,504
5,300	Cleveland-Cliffs, Inc.	466,241	10,900	National Fuel Gas Company	510,229
15,500	Commercial Metals Company	490,575	20,170	Northeast Utilities
5,460	Cytec Industries, Inc.	373,409		Service Company	576,257
5,800	Ferro Corporation	115,884	13,940	NSTAR *	485,251
6,400	Florida Rock Industries, Inc.	399,936	11,990	OGE Energy Corporation	396,869
9,800	FMC Corporation	509,796	13,400	ONEOK, Inc.	635,160
13,600	Louisiana-Pacific Corporation	230,792	25,043	Pepco Holdings, Inc.	678,164
8,960	Lubrizol Corporation	582,938	9,875	PNM Resources, Inc.	229,890
32,840	Lyondell Chemical Company	1,522,134	15,260	Puget Energy, Inc.	373,412
5,420	Martin Marietta Materials, Inc. *	723,841	15,230	SCANA Corporation	590,010
2,580	Minerals Technologies, Inc.	172,860	28,700	Sierra Pacific Resources	451,451
9,600	Olin Corporation	214,848	9,990	Vectren Corporation	272,627
12,100	Packaging Corporation of America	351,747	11,920	Westar Energy, Inc.	292,755
8,600	Reliance Steel &		6,410	WGL Holdings, Inc.	217,235
	Aluminum Company	486,244	15,170	Wisconsin Energy Corporation	683,105

15,700	RPM International, Inc.	376,015		Total Utilities	11,310,783

5,700	Scotts Company	243,675

6,130	Sensient Technologies Corporation	176,973		Total Common Stock
13,080	Sonoco Products Company	394,754		(cost $110,303,887)	155,602,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

43

Mid Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (11.1%)		Rate (+)	Date	Value

17,447,525	Thrivent Financial Securities Lending Trust		5.380%	N/A	$17,447,525

	Total Collateral Held for Securities Loaned
	(cost $17,447,525)				17,447,525

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.0%)		Rate (+)	Date	Value

$300,000	Federal National Mortgage Association ‡		5.080%	12/14/2007	$297,237
2,911,373	Thrivent Money Market Portfolio		5.140	N/A	2,911,373

	Total Short-Term Investments (cost $3,208,155)				3,208,610

	Total Investments (cost $130,959,567) 111.9%				$176,259,119

	Other Assets and Liabilities, Net (11.9%)				(18,781,349)

	Total Net Assets 100.0%				$157,477,770

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 400 Index Mini-Futures	36	December 2007	$3,129,833	$3,215,880	$86,047
Total Futures					$86,047

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 28, 2007, $297,237 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $5,418,442 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,831,382
Gross unrealized depreciation	(5,531,830)

Net unrealized appreciation (depreciation)	$45,299,552
Cost for federal income tax purposes	$130,959,567

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

44

Partner International Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value (^)	Shares	Common Stock (98.1%)	Value (^)

Australia (5.2%)			74,300	Suncor Energy, Inc. #	$7,055,774
126,353	Babcock & Brown, Ltd. *	$3,064,133	45,300	Toronto-Dominion Bank #*	3,474,806

341,802	BHP Billiton, Ltd. *	13,346,140		Total Canada	47,507,244

100,873	Caltex Australia, Ltd.	2,103,341
63,364	Cochlear, Ltd. *	4,368,315	Denmark (0.5%)
327,080	Computershare, Ltd. *	2,691,982	25,075	Carlsberg International AS - B	3,422,836
58,409	CSL, Ltd. *	5,541,765	42,033	Novo Nordisk AS	5,083,382

85,113	Leighton Holdings, Ltd.	3,869,870		Total Denmark	8,506,218

67,343	Macquarie Bank, Ltd. *	5,025,658
21,482	Rio Tinto, Ltd. *	2,052,831	Finland (1.1%)
435,239	Seek, Ltd. *	3,510,065	438,129	Nokia Oyj	16,623,850

925,504	Westpac Banking Corporation	23,318,923		Total Finland	16,623,850

207,112	Woolworths, Ltd.	5,447,523
137,495	WorleyParsons, Ltd.	5,142,728	France (5.8%)

	Total Australia	79,483,274	58,115	Air France - KLM	2,134,833

			406,200	Axa SA	18,191,018
Austria (0.3%)			54,629	Bouygues SA	4,713,743
46,792	Voestalpine AG	4,045,563	73,747	Business Objects SA #	3,303,430

	Total Austria	4,045,563	23,226	CNP Assurances	2,965,188

			11,764	Compagnie Generale de
Belgium (0.6%)				Geophysique-Veritas #	3,825,820
56,566	InBev NV	5,122,236	18,234	Euler Hermes SA	2,422,605
26,447	KBC Groep NV	3,633,851	37,834	Kaufman & Broad SA *	2,324,943

	Total Belgium	8,756,087	18,586	Lafarge SA	2,880,470

			23,968	Michelin Class B	3,231,770
Bermuda (0.2%)			14,567	Nexans SA	2,391,971
125,271	Jardine Matheson Holdings, Ltd.	3,582,112	138,200	Schneider Electric SA	17,449,913

	Total Bermuda	3,582,112	78,688	Vinci SA	6,164,166

			406,207	Vivendi Universal SA	17,164,374

Brazil (0.5%)				Total France	89,164,244

179,700	Empresa Brasileira de
	Aeronautica SA ADR	7,892,424	Germany (9.8%)

	Total Brazil	7,892,424	327,967	Adidas AG *	21,500,989

			19,210	Allianz AG *	4,474,544
Canada (3.1%)			52,302	BASF AG	7,228,855
80,700	AGF Management, Ltd.	2,709,742	212,163	Celesio AG	13,391,802
53,800	Agrium, Inc. #	2,930,415	38,836	Continental AG	5,364,374
89,000	EnCana Corporation #	5,502,664	41,427	Deutsche Boerse AG	5,634,385
65,900	Fortis, Inc.	1,792,093	451,400	Deutsche Post AG-REG	13,120,015
84,000	Imperial Oil, Ltd. #*	4,162,421	55,772	E.ON AG	10,296,483
29,600	Inmet Mining Corporation	2,968,332	55,297	Fresenius Medical Care
62,800	Potash Corporation of			AG & Company	2,935,172
	Saskatchewan #	6,632,291	27,244	MAN AG	3,959,272
68,900	Power Corporation *	2,760,987	193,200	Metro AG	17,437,588
76,500	Research In Motion, Ltd. #	7,517,719	2,616	Porsche AG	5,549,016

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

45

Partner International Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value (^)	Shares	Common Stock (98.1%)	Value (^)

Germany — continued			974	Geo Corporation *	$2,014,403
15,927	RWE AG	$2,001,083	92,400	Hitachi Construction Machinery
21,617	Salzgitter AG	4,236,433		Company, Ltd.	3,670,331
52,670	SAP AG	3,085,254	50,700	IBIDEN Company, Ltd.	4,245,675
57,423	SGL Carbon AG #	3,283,543	647	Japan Tobacco, Inc.	3,548,317
194,280	Siemens AG	26,645,891	58,800	Joint Corporation	1,561,388

	Total Germany	150,144,699	228,000	Kawasaki Kisen Kaisha, Ltd. *	3,328,442

			358	KDDI Corporation	2,652,757
Greece (0.7%)			176,300	Komatsu, Ltd.	5,877,140
67,351	Coca-Cola Hellenic Bottling		95,700	Kyocera Corporation	8,923,656
	Company SA	3,896,226	95,100	Makita Corporation	4,142,095
60,797	National Bank of Greece SA	3,878,290	98,840	Matsuda Sangyo Company, Ltd. *	3,366,438
104,883	Piraeus Bank SA	3,740,149	1,455	Mitsubishi UFJ Financial

	Total Greece	11,514,665		Group, Inc.	12,793,714

			324,000	Mitsui Osk Lines, Ltd.	5,213,388
Hong Kong (1.3%)			619,950	Mitsui Sumitomo
320,900	Esprit Holdings, Ltd.	5,084,667		Insurance Company	7,251,433
868,000	Hengan International Group		528,700	Nikon Corporation	18,068,780
	Company, Ltd.	3,255,667	14,600	Nintendo Company, Ltd.	7,538,042
798,100	Swire Pacific, Ltd.	9,652,699	721,000	Nippon Steel Corporation	5,168,309
357,889	Vtech Holdings, Ltd.	2,640,651	463	NTT Data Corporation *	2,057,400

	Total Hong Kong	20,633,684	90,000	Olympus Corporation *	3,683,012

			195,000	Pacific Metals Company, Ltd. *	2,983,656
Ireland (0.5%)			112,000	Ricoh Company, Ltd.	2,357,150
91,553	Allied Irish Banks plc	2,217,181	285,000	Shizuoka Bank, Ltd. *	2,758,645
76,939	CRH plc	3,044,384	52,700	Sony Corporation	2,533,316
111,900	Kingspan Group plc	2,460,332	51,400	Sumco Corporation *	2,079,626

	Total Ireland	7,721,897	985,200	Sumitomo Corporation *	18,921,854

			174,000	Sumitomo Metal Mining
Italy (3.8%)				Company, Ltd.	4,194,353
386,744	Enel SPA	4,364,091	914	Sumitomo Mitsui Financial
607,304	Eni SPA	22,425,910		Group, Inc.	7,091,000
548,800	Finmeccanica SPA	15,940,868	88,000	Sumitomo Realty & Development
1,761,400	UniCredito Italiano SPA	15,078,518		Company, Ltd.	3,080,650

	Total Italy	57,809,387	1,565,100	Sumitomo Trust and Banking

				Company, Ltd.	11,783,803
Japan (17.3%)			336,000	Takeda Pharmaceutical
69,000	Aisin Seiki Company, Ltd.	2,743,701		Company, Ltd.	23,563,995
5,768	Ardepro Company, Ltd. *	1,488,241	189,000	Tanabe Seiyaku Company, Ltd.	2,379,317
248,000	Asahi Glass Company, Ltd. *	3,323,130	347,132	The Sumitomo Warehouse
697,500	Bridgestone Corporation	15,354,495		Company, Ltd.	2,210,486
47,100	Canon, Inc.	2,555,900	106,100	Tokai Rika Company, Ltd.	2,940,918
339	Central Japan Railway Company	3,593,777	401,200	Toyota Motor Corporation	23,471,142
243,000	Chiba Bank, Ltd.	1,868,662	143,200	Urban Corporation	2,309,366

300,400	Daito Trust Construction			Total Japan	265,148,041

	Company, Ltd.	14,456,138

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

46

Partner International Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value (^)	Shares	Common Stock (98.1%)	Value (^)

Luxembourg (0.2%)			130,460	Grifols SA	$2,992,506
40,700	Oriflame Cosmetics SA	$2,469,261	184,000	Iberdrola SA	10,788,545

	Total Luxembourg	2,469,261	68,337	Industria de Diseno Textil

				SA (Inditex)	4,619,125
Netherlands (2.9%)			1,350,489	Telefonica SA	37,729,539
123,749	Arcelor Mittal	9,727,381	54,974	Union Fenosa SA	3,246,562

126,555	ASML Holding NV #	4,175,774		Total Spain	84,060,203

66,769	Furgo NV	5,415,668
62,671	Heineken NV *	4,111,041	Sweden (3.2%)
363,500	ING Groep NV	16,153,436	62,025	Alfa Laval AB	3,980,780
64,151	Sligro Food Group NV	2,926,971	100,150	Hennes & Mauritz AB	6,341,156
65,698	Unilever NV	2,026,249	193,300	Meda AB *	3,113,402

	Total Netherlands	44,536,520	257,854	Peab AB	2,792,691

			126,827	Peab Industi AB #	1,269,431
Norway (1.1%)			214,400	Sandvik AB	4,594,094
188,000	DnB NOR ASA	2,883,755	98,200	Skandinaviska Enskilda Banken	3,189,940
307,600	Ementor ASA #	2,801,806	104,000	Ssab Svenskt Stal AB	3,832,965
260,700	Norsk Hydro ASA	11,319,229	4,874,300	Telefonaktiebolaget LM Ericsson	19,404,617

	Total Norway	17,004,790		Total Sweden	48,519,076

Singapore (3.0%)			Switzerland (8.2%)
701,000	Capitaland, Ltd.	3,838,913	321,049	ABB, Ltd.	8,421,587
244,000	City Developments, Ltd.	2,654,451	57,545	Actelion, Ltd. #	3,184,221
567,000	Keppel Land, Ltd. *	3,161,650	14,900	Givaudan SA	13,744,592
7,654,250	Singapore		66,101	Julius Baer Holding AG	4,934,548
	Telecommunications, Ltd.	20,677,038	87,263	Nestle SA	39,117,505
1,093,400	United Overseas Bank, Ltd.	16,234,285	154,193	Novartis AG	8,482,297

	Total Singapore	46,566,337	51,611	Roche Holding AG	9,344,907

			56,769	Swatch Group AG	18,592,567
South Korea (3.1%)			177,500	Swiss Reinsurance Company	15,784,191
21,629	Korea Zinc Company, Ltd.	4,062,711	14,714	Zurich Financial Services AG	4,410,694

40,369	KT&G Corporation	3,149,635		Total Switzerland	126,017,109

181,457	LG Electronics, Inc.	16,899,525
63,650	LG.Philips LCD Company, Ltd. #	3,033,106	Taiwan (0.9%)
21,000	Samsung Electronics		1,388,004	Taiwan Semiconductor
	Company, Ltd.	13,140,517		Manufacturing
69,850	STX Shipbuilding Company, Ltd.	4,269,901		Company, Ltd. ADR *	14,046,600

103,120	Woori Finance Holdings			Total Taiwan	14,046,600

	Company, Ltd.	2,338,994

	Total South Korea	46,894,389	United Kingdom (18.9%)

			166,187	Anglo American plc	11,131,639
Spain (5.5%)			333,242	AstraZeneca plc	16,677,712
79,797	Actividades de Construccion y		129,827	Autonomy Corporation plc #	2,279,489
	Servicios SA	4,399,053	302,183	Barclays plc	3,673,118
724,020	Banco Bilbao Vizcaya		114,554	BG Group plc	1,978,892
	Argentaria SA	16,981,691	265,308	BHP Billiton plc	9,490,406
53,351	Bolsas y Mercados Espanoles *	3,303,182	161,337	BP Amoco plc	1,866,070

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

47

Partner International Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value (^)	Shares	Common Stock (98.1%)	Value (^)

United Kingdom — continued			1,430,297	Royal Bank of Scotland
133,369	British Land Company plc	$3,190,815		Group plc	$15,431,289
1,407,300	British Sky Broadcasting		129,525	Royal Dutch Shell plc	5,314,155
	Group plc	20,015,733	143,067	Royal Dutch Shell plc	5,881,611
1,139,251	BT Group plc	7,147,355	196,491	SABMiller plc	5,585,803
741,375	Centricia plc	5,760,975	185,706	Scottish & Southern Energy plc	5,731,393
178,161	Charter plc #	4,307,975	122,004	Standard Chartered plc	3,995,331
81,330	Chemring Group plc	3,002,272	338,037	Tesco plc	3,029,677
652,963	Game Group plc	2,562,158	545,360	Unilever plc	17,263,188
999,170	GlaxoSmithKline plc	26,498,855	185,980	United Business Media plc	2,628,832
52,430	Go-Ahead Group plc	2,554,482	5,657,187	Vodafone Group plc	20,389,252
124,271	Imperial Tobacco Group plc	5,681,483	1,072,600	WPP Group plc	14,470,884

497,769	International Power plc	4,594,078		Total United Kingdom	290,785,778

122,688	Keller Group plc	2,473,689
3,180,000	Kingfisher plc	11,634,845	United States (0.4%)
1,305,200	Lloyds TSB Group plc	14,438,374	72,091	iShares MSCI EAFE Index Fund *	5,956,879

935,000	Pearson plc	14,467,059		Total United States	5,956,879

330,843	Petrofac, Ltd.	3,097,795

135,522	Punch Taverns plc	2,721,308		Total Common Stock
99,196	Reckitt Benckiser plc	5,814,899		(cost $1,212,921,460)	1,505,390,331

46,513	Rio Tinto plc	4,002,887

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.3%)		Rate (+)	Date	Value

112,750,088	Thrivent Financial Securities Lending Trust		5.380%	N/A	$112,750,088

		Total Collateral Held for Securities Loaned
		(at amortized cost)			112,750,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

48

Partner International Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.7%)	Rate (+)	Date	Value

$22,215,000	Barclays Bank plc Repurchase Agreement	4.850%	10/1/2007	$22,215,000
10,620,000	Harvard University	4.950	10/1/2007	10,617,080
8,443,529	Thrivent Money Market Portfolio	5.140	N/A	8,443,529

	Total Short-Term Investments (at amortized cost)			41,275,609

	Total Investments (cost $1,366,947,157) 108.1%			$1,659,416,028

	Other Assets and Liabilities, Net (8.1%)			(124,281,016)

	Total Net Assets 100.0%			$1,535,135,012

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

 ▪ Repurchase agreement dated September 28, 2007, $22,215,532 maturing October 1, 2007, collateralized by $22,659,842 Federal Home Loan Bank Discount Notes, Zero Coupon due November 8, 2007.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$312,457,907
Gross unrealized depreciation	(19,989,036)

Net unrealized appreciation (depreciation)	$292,468,871
Cost for federal income tax purposes	$1,366,947,157

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

49

Partner All Cap Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Consumer Discretionary (9.2%)			11,800	Ameriprise Financial, Inc.	$744,698
33,800	Discovery Holding Company #	$975,130	48,000	Bank of America Corporation	2,412,960
25,000	EchoStar Communications		24,056	Bank of New York
	Corporation #	1,170,250		Mellon Corporation	1,061,832
353	Gemstar-TV Guide		440	Berkshire Hathaway, Inc. #	1,738,880
	International, Inc. #	2,457	19,900	Chubb Corporation *	1,067,436
18,100	Kohl’s Corporation #	1,037,673	7,600	Citigroup, Inc.	354,692
12,100	Liberty Media Corporation —		3,400	CME Group, Inc.	1,996,990
	Capital #	1,510,443	27,900	Countrywide Financial
24,000	Marriott International, Inc.	1,043,280		Corporation *	530,379
20,900	McDonald’s Corporation	1,138,423	9,700	Endurance Specialty Holdings, Ltd.	403,035
14,200	Polo Ralph Lauren Corporation	1,104,050	41,700	Federal National
45,100	Staples, Inc.	969,199		Mortgage Association	2,535,777
42,000	Walt Disney Company	1,444,380	8,100	GFI Group, Inc. #*	697,572

	Total Consumer		21,000	MF Global, Ltd. #	609,000
	Discretionary	10,395,285	9,100	Morgan Stanley	573,300

			7,000	PartnerRe, Ltd.	552,930
Consumer Staples (8.5%)			21,200	People’s United Financial, Inc.	366,336
39,700	Altria Group, Inc.	2,760,341	13,600	PNC Financial Services
5,600	Bunge, Ltd.	601,720		Group, Inc. *	926,160
22,700	Coca-Cola Company	1,304,569	16,400	Prudential Financial, Inc.	1,600,312
18,700	ConAgra Foods, Inc.	488,631	16,000	Regions Financial Corporation	471,680
49,500	CVS/Caremark Corporation	1,961,685	9,600	Willis Group Holdings, Ltd.	393,024

16,600	Kimberly-Clark Corporation	1,166,316		Total Financials	21,299,842

15,500	McCormick & Company, Inc.	557,535
10,800	Procter & Gamble Company *	759,672	Health Care (11.6%)
300	Safeway, Inc.	9,933	17,100	Adams Respiratory

	Total Consumer Staples	9,610,402		Therapeutics, Inc. #*	659,034

			3,100	AMAG Pharmaceuticals, Inc. #	177,320
Energy (11.6%)			10,000	Amgen, Inc. #	565,700
13,200	Cameron International		42,714	Auxilium Pharmaceuticals, Inc. #*	900,411
	Corporation #	1,218,228	20,000	Baxter International, Inc.	1,125,600
7,600	Diamond Offshore Drilling, Inc.	861,004	7,800	C.R. Bard, Inc.	687,882
36,800	Exxon Mobil Corporation	3,406,208	17,900	Cardinal Health, Inc.	1,119,287
7,000	GlobalSantaFe Corporation	532,140	36,500	Gilead Sciences, Inc. #	1,491,755
23,600	Halliburton Company	906,240	8,350	Medco Health Solutions, Inc. #	754,756
3,600	Holly Corporation	215,388	13,000	Medtronic, Inc. *	733,330
7,300	National Oilwell Varco, Inc. #	1,054,850	28,400	Merck & Company, Inc.	1,467,996
21,500	Pride International, Inc. #	785,825	52,600	Theravance, Inc. #*	1,372,334
9,300	Schlumberger, Ltd.	976,500	31,750	Thermo Electron Corporation #	1,832,610
11,800	Southwestern Energy Company #	493,830	2,500	United Therapeutics Corporation #	166,350

22,900	Transocean, Inc. #	2,588,845		Total Health Care	13,054,365

	Total Energy	13,039,058

			Industrials (12.0%)
Financials (18.9%)			7,400	Cummins, Inc.	946,386
20,500	ACE, Ltd. *	1,241,685	13,600	Danaher Corporation *	1,124,856
17,200	American Express Company *	1,021,164	10,200	Deere & Company	1,513,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

50

Partner All Cap Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.1%)	Value	Shares	Common Stock (98.1%)	Value

Industrials — continued			Materials (3.2%)
9,300	General Dynamics Corporation	$785,571	11,700	Albemarle Corporation	$517,140
84,300	General Electric Company	3,490,020	8,000	Monsanto Company	685,920
10,400	Jacobs Engineering Group, Inc. #	786,032	8,500	Mosaic Company #	454,920
10,600	Lockheed Martin Corporation	1,149,994	14,300	Nucor Corporation *	850,421
10,400	Manitowoc Company, Inc.	460,512	12,700	Praxair, Inc. *	1,063,752

5,700	Precision Castparts Corporation	843,486		Total Materials	3,572,153

13,400	Shaw Group, Inc. #*	778,540
14,200	Textron, Inc.	883,382	Telecommunications Services (3.5%)
26,100	UAP Holding Corporation *	818,496	16,000	American Tower Corporation #	696,640

	Total Industrials	13,581,159	66,512	AT&T, Inc.	2,814,123

			7,200	Embarq Corporation	400,320

Information Technology (16.6%)				Total Telecommunications
26,000	Apple Computer, Inc. #	3,992,040		Services	3,911,083

39,100	Cisco Systems, Inc. #	1,294,601
38,100	Cognizant Technology		Utilities (3.0%)
	Solutions Corporation #	3,039,237	9,600	Constellation Energy Group, Inc.	823,584
53,900	EMC Corporation #	1,121,120	11,400	ITC Holdings Corporation	564,870
6,300	Equinix, Inc. #*	558,747	44,100	PPL Corporation	2,041,830

5,400	Google, Inc. #	3,063,258		Total Utilities	3,430,284

54,900	Hewlett-Packard Company	2,733,471

139,800	Marvell Technology Group, Ltd. #	2,288,526		Total Common Stock
19,900	Microsoft Corporation	586,254		(cost $91,158,732)	110,570,885

	Total Information
	Technology	18,677,254

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

51

Partner All Cap Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.5%)	Rate (+)	Date	Value

14,079,577	Thrivent Financial Securities Lending Trust	5.380%	N/A	$14,079,577

	Total Collateral Held for Securities Loaned
	(cost $14,079,577)			14,079,577

		Interest	Maturity
Shares	Short-Term Investments (1.5%)	Rate (+)	Date	Value

1,683,338	Thrivent Money Market Portfolio	5.140%	N/A	$1,683,338

	Total Short-Term Investments (at amortized cost)			1,683,338

	Total Investments (cost $106,921,647) 112.1%			$126,333,800

	Other Assets and Liabilities, Net (12.1%)			(13,627,008)

	Total Net Assets 100.0%			$112,706,792

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$20,300,347
Gross unrealized depreciation	(888,194)

Net unrealized appreciation (depreciation)	$19,412,153
Cost for federal income tax purposes	$106,921,647

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

52

Large Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Consumer Discretionary (10.0%)			150,750	GlobalSantaFe Corporation *	$11,460,015
125,750	Abercrombie & Fitch Company	$10,148,025	247,100	Halliburton Company	9,488,640
155,400	Aeropostale, Inc. #*	2,961,924	70,700	National Oilwell Varco, Inc. #	10,216,150
181,750	Amazon.com, Inc. #*	16,930,012	113,600	Oceaneering International, Inc. #*	8,610,880
992,700	Comcast Corporation #	23,785,092	63,200	Petroleo Brasileiro SA ADR *	4,771,600
227,900	Home Depot, Inc.	7,393,076	207,500	Range Resources Corporation	8,436,950
170,000	International Game Technology	7,327,000	388,950	Schlumberger, Ltd.	40,839,750
332,332	Kohl’s Corporation #	19,052,594	98,850	Suncor Energy, Inc. *	9,371,968
155,350	Las Vegas Sands Corporation #*~	20,726,797	217,183	XTO Energy, Inc. *	13,430,597

260,100	Marriott International, Inc. *	11,306,547		Total Energy	184,657,791

335,850	McDonald’s Corporation	18,293,750
332,450	McGraw-Hill Companies, Inc.	16,925,030	Financials (10.9%)
80,400	MGM MIRAGE #	7,190,976	276,750	American Express Company *	16,430,648
511,250	News Corporation *	11,958,138	229,850	American International
231,000	NIKE, Inc.	13,550,460		Group, Inc.	15,549,352
227,150	Nordstrom, Inc.	10,651,064	150,000	Bank of New York
339,500	Orbitz Worldwide, Inc. #	3,832,955		Mellon Corporation	6,621,000
109,450	Snap-On, Inc.	5,422,153	23,000	Bear Stearns Companies, Inc.	2,824,630
292,250	Starbucks Corporation #	7,656,950	237,700	CB Richard Ellis Group, Inc. #	6,617,568
74,350	Starwood Hotels & Resorts		588,400	Charles Schwab Corporation *	12,709,440
	Worldwide, Inc.	4,516,762	253,600	Citigroup, Inc.	11,835,512
314,900	Target Corporation	20,018,193	55,100	CME Group, Inc.	32,362,985
212,600	TJX Companies, Inc.	6,180,282	387,600	Discover Financial Services #	8,062,080
263,100	Walt Disney Company	9,048,009	143,200	Federal National
114,100	Yum! Brands, Inc.	3,860,003		Mortgage Association	8,707,992

	Total Consumer		99,650	Franklin Resources, Inc.	12,705,375
	Discretionary	258,735,792	174,350	Goldman Sachs Group, Inc.	37,788,619

			52,750	IntercontinentalExchange, Inc. #	8,012,725
Consumer Staples (4.9%)			325,600	J.P. Morgan Chase & Company	14,918,992
249,850	Altria Group, Inc.	17,372,070	166,500	Lehman Brothers Holdings, Inc.	10,278,045
41,000	Bunge, Ltd.	4,405,450	294,500	Morgan Stanley	18,553,500
227,500	Coca-Cola Company	13,074,425	119,400	Nymex Holdings, Inc. *	15,543,492
306,100	Colgate-Palmolive Company *	21,831,052	137,850	Prudential Financial, Inc.	13,451,403
171,750	Costco Wholesale Corporation	10,540,298	268,250	State Street Corporation *	18,283,920
995,550	CVS/Caremark Corporation *	39,453,646	222,800	T. Rowe Price Group, Inc.	12,407,732

377,100	Kroger Company	10,754,892		Total Financials	283,665,010

40,100	Molson Coors Brewing Company	3,996,767
223,750	Smithfield Foods, Inc. #	7,048,125	Health Care (15.5%)

	Total Consumer Staples	128,476,725	526,250	Abbott Laboratories *	28,217,525

			240,950	Aetna, Inc.	13,076,356
Energy (7.1%)			286,850	Allergan, Inc.	18,493,220
100,850	Cameron International		162,300	Amgen, Inc. #*	9,181,311
	Corporation #*	9,307,446	226,550	Baxter International, Inc.	12,750,234
203,750	Devon Energy Corporation	16,952,000	441,400	Bristol-Myers Squibb Company *	12,721,148
113,900	Diamond Offshore Drilling, Inc. *	12,903,731	358,500	Celgene Corporation #	25,564,635
246,600	Exxon Mobil Corporation	22,825,296	149,700	Coventry Health Care, Inc. #	9,312,837
104,800	FMC Technologies, Inc. #	6,042,768	289,000	Express Scripts, Inc. #	16,131,980

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

53

Large Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Health Care — continued			51,700	Union Pacific Corporation	$5,845,202
311,900	Genentech, Inc. #*	$24,334,438	355,100	United Technologies Corporation	28,578,448

169,565	Genzyme Corporation #	10,506,247		Total Industrials	342,913,858

968,000	Gilead Sciences, Inc. #	39,562,160
143,000	Hologic, Inc. #*	8,723,000	Information Technology (28.9%)
166,600	Johnson & Johnson	10,945,620	383,928	Accenture, Ltd.	15,453,102
153,000	McKesson Corporation	8,994,870	771,550	Adobe Systems, Inc. #*	33,685,873
453,950	Merck & Company, Inc.	23,464,676	1,900	Akamai Technologies, Inc. #	54,587
447,000	Schering-Plough Corporation	14,138,610	456,650	Apple Computer, Inc. #	70,114,041
123,200	Shire Pharmaceuticals		318,300	BMC Software, Inc. #	9,940,509
	Group plc ADR *	9,114,336	365,300	Broadcom Corporation #	13,311,532
406,650	St. Jude Medical, Inc. #	17,921,066	2,676,100	Cisco Systems, Inc. #	88,605,670
396,100	Teva Pharmaceutical		135,650	Citrix Systems, Inc. #*	5,469,408
	Industries, Ltd. ADR *	17,614,567	202,050	Cognizant Technology
460,908	Thermo Electron Corporation #	26,603,610		Solutions Corporation #*	16,117,528
171,700	UnitedHealth Group, Inc.	8,315,431	500,550	Corning, Inc.	12,338,558
113,950	WellPoint, Inc. #	8,992,934	753,600	eBay, Inc. #	29,405,472
223,650	Wyeth	9,963,608	271,570	Electronic Arts, Inc. #*	15,205,204
206,350	Zimmer Holdings, Inc. #	16,712,286	774,600	EMC Corporation #	16,111,680

	Total Health Care	401,356,705	199,500	F5 Networks, Inc. #	7,419,405

			121,800	FormFactor, Inc. #	5,404,266
Industrials (13.2%)			278,850	Foundry Networks, Inc. #	4,955,164
188,800	ABB, Ltd. ADR	4,952,224	142,152	Google, Inc. #	80,638,565
260,700	Boeing Company *	27,370,893	675,000	Hewlett-Packard Company	33,608,250
227,600	Chicago Bridge and		1,148,700	Intel Corporation	29,705,382
	Iron Company	9,800,456	126,100	International Rectifier
189,300	Danaher Corporation *	15,657,003		Corporation #	4,160,039
118,800	Deere & Company	17,632,296	410,800	Marvell Technology Group, Ltd. #	6,724,796
425,750	Emerson Electric Company	22,658,415	366,100	Maxim Integrated Products, Inc. *	10,745,035
310,250	Expeditors International of		83,600	Mellanox Technologies, Ltd. #	1,632,708
	Washington, Inc. *	14,674,825	149,550	MEMC Electronic Materials, Inc. #	8,802,513
63,250	FedEx Corporation	6,625,438	1,617,350	Microsoft Corporation	47,647,131
79,350	Fluor Corporation *	11,424,813	363,000	Motorola, Inc.	6,726,390
79,450	Foster Wheeler, Ltd. #	10,430,196	138,950	Network Appliance, Inc. #	3,739,144
938,700	General Electric Company	38,862,180	143,500	Nice Systems, Ltd. ADR #	5,143,040
156,900	Illinois Tool Works, Inc. *	9,357,516	310,725	NVIDIA Corporation #	11,260,674
95,500	ITT Corporation	6,487,315	911,450	ON Semiconductor
201,500	Lockheed Martin Corporation	21,860,735		Corporation #*	11,447,812
249,700	Monster Worldwide, Inc. #	8,504,782	1,018,800	Oracle Corporation #	22,057,020
144,000	Norfolk Southern Corporation *	7,475,040	693,600	QUALCOMM, Inc.	29,311,536
117,400	Oshkosh Truck Corporation	7,275,278	266,200	Research in Motion, Ltd. #	26,234,010
158,050	Precision Castparts Corporation	23,388,239	136,400	SanDisk Corporation #*	7,515,640
137,750	Rockwell Collins, Inc.	10,061,260	298,550	Seagate Technology	7,636,909
138,700	Suntech Power Holdings		311,400	Smith Micro Software, Inc. #*	5,001,084
	Company, Ltd. ADR #*	5,534,130	1,815,350	Sun Microsystems, Inc. #	10,184,114
238,400	Textron, Inc.	14,830,864	419,500	Texas Instruments, Inc. *	15,349,505
292,850	UAL Corporation #*	13,626,310	89,300	Trina Solar, Ltd. ADR #	5,087,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

54

Large Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.0%)	Value	Shares	Common Stock (98.0%)	Value

Information Technology — continued			Telecommunications Services (3.8%)
365,000	ValueClick, Inc. #	$8,197,900	473,500	America Movil SA de CV ADR	$30,304,000
183,500	Western Union Company	3,847,995	494,200	American Tower Corporation #	21,517,468
194,650	Yahoo!, Inc. #	5,224,406	353,750	NII Holdings, Inc. #	29,060,562

	Total Information		448,550	Time Warner Telecom, Inc. #*	9,854,644
	Technology	751,221,018	176,200	Verizon Communications, Inc.	7,802,136

				Total Telecommunications
Materials (3.3%)				Services	98,538,810

189,550	Air Products and Chemicals, Inc.	18,530,408
133,200	Freeport-McMoRan Copper &		Utilities (0.4%)
	Gold, Inc.	13,971,348	117,000	Constellation Energy Group, Inc.	10,037,430

485,900	Monsanto Company	41,661,066		Total Utilities	10,037,430

135,500	Nucor Corporation *	8,058,185

53,800	Praxair, Inc.	4,506,288		Total Common Stock

	Total Materials	86,727,295		(cost $2,112,097,956)	2,546,330,434

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.1%)		Rate (+)	Date	Value

366,852,079	Thrivent Financial Securities Lending Trust		5.380%	N/A	$366,852,079

		Total Collateral Held for Securities Loaned
		(cost $366,852,079)			366,852,079

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

55

Large Cap Growth Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (2.0%)		Rate (+)	Date	Value

$40,240,000	Barclays Bank plc Repurchase Agreement		4.850%	10/1/2007	$40,240,000
5,000,000	Jupiter Securitization Company, LLC		5.300	10/2/2007	4,997,792
5,500,000	Regency Markets No.1, LLC		5.400	10/3/2007	5,496,700
2,019,038	Thrivent Money Market Portfolio		5.140	N/A	2,019,038

	Total Short-Term Investments (at amortized cost)				52,753,530

	Total Investments (cost $2,531,703,565) 114.1%				$2,965,936,043

	Other Assets and Liabilities, Net (14.1%)				(367,586,373)

	Total Net Assets 100.0%				$2,598,349,670

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Las Vegas Sands Corporation	204	$130	October 2007	($177,480)	$67,928
Total Call Options Written					$67,928

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

▪ Repurchase agreement dated September 28, 2007, $40,240,724 maturing October 1, 2007, collateralized by $41,045,538 Federal Home Loan Bank, 4.875% due November 18, 2011.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$509,609,934
Gross unrealized depreciation	(75,377,456)

Net unrealized appreciation (depreciation)	$434,232,478
Cost for federal income tax purposes	$2,531,703,565

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

56

Large Cap Growth II Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Consumer Discretionary (10.0%)			2,100	GlobalSantaFe Corporation	$159,642
1,700	Abercrombie & Fitch Company	$137,190	3,250	Halliburton Company	124,800
2,100	Aeropostale, Inc. #	40,026	1,000	National Oilwell Varco, Inc. #	144,500
2,500	Amazon.com, Inc. #	232,875	1,600	Oceaneering International, Inc. #	121,280
13,700	Comcast Corporation #	328,252	900	Petroleo Brasileiro SA ADR	67,950
3,100	Home Depot, Inc.	100,564	2,800	Range Resources Corporation	113,848
2,300	International Game Technology	99,130	5,250	Schlumberger, Ltd.	551,250
4,555	Kohl’s Corporation #	261,138	1,400	Suncor Energy, Inc.	132,734
2,100	Las Vegas Sands Corporation #*~	280,182	2,916	XTO Energy, Inc.	180,325

3,550	Marriott International, Inc.	154,318		Total Energy	2,526,399

4,650	McDonald’s Corporation	253,286
4,550	McGraw-Hill Companies, Inc.	231,640	Financials (11.0%)
1,100	MGM MIRAGE #	98,384	3,750	American Express Company *	222,638
7,050	News Corporation	164,900	3,150	American International Group, Inc.	213,098
3,100	NIKE, Inc.	181,846	2,100	Bank of New York
3,100	Nordstrom, Inc.	145,359		Mellon Corporation	92,694
4,700	Orbitz Worldwide, Inc. #	53,063	300	Bear Stearns Companies, Inc.	36,843
1,450	Snap-On, Inc.	71,833	3,250	CB Richard Ellis Group, Inc. #	90,480
3,950	Starbucks Corporation #	103,490	8,050	Charles Schwab Corporation	173,880
1,010	Starwood Hotels & Resorts		3,450	Citigroup, Inc.	161,012
	Worldwide, Inc.	61,358	750	CME Group, Inc.	440,512
4,250	Target Corporation	270,172	5,300	Discover Financial Services #	110,240
2,900	TJX Companies, Inc.	84,303	1,900	Federal National Mortgage
3,650	Walt Disney Company	125,524		Association	115,539
1,600	Yum! Brands, Inc.	54,128	1,400	Franklin Resources, Inc.	178,500

	Total Consumer		2,400	Goldman Sachs Group, Inc.	520,176
	Discretionary	3,532,961	700	IntercontinentalExchange, Inc. #	106,330

			4,400	J.P. Morgan Chase & Company	201,608
Consumer Staples (5.0%)			2,250	Lehman Brothers Holdings, Inc.	138,892
3,350	Altria Group, Inc.	232,926	4,050	Morgan Stanley	255,150
600	Bunge, Ltd.	64,470	1,600	Nymex Holdings, Inc. *	208,288
3,100	Coca-Cola Company	178,157	1,900	Prudential Financial, Inc.	185,402
4,150	Colgate-Palmolive Company	295,978	3,700	State Street Corporation *	252,192
2,300	Costco Wholesale Corporation	141,151	3,050	T. Rowe Price Group, Inc.	169,854

13,500	CVS/Caremark Corporation	535,005		Total Financials	3,873,328

5,100	Kroger Company	145,452
600	Molson Coors Brewing Company	59,802	Health Care (15.6%)
3,100	Smithfield Foods, Inc. #	97,650	7,150	Abbott Laboratories *	383,383

	Total Consumer Staples	1,750,591	3,350	Aetna, Inc.	181,804

			3,950	Allergan, Inc.	254,656
Energy (7.1%)			2,260	Amgen, Inc. #	127,848
1,400	Cameron International		3,100	Baxter International, Inc.	174,468
	Corporation #	129,206	6,050	Bristol-Myers Squibb Company *	174,361
2,750	Devon Energy Corporation	228,800	4,850	Celgene Corporation #	345,854
1,600	Diamond Offshore Drilling, Inc.	181,264	2,100	Coventry Health Care, Inc. #	130,641
3,350	Exxon Mobil Corporation	310,076	4,000	Express Scripts, Inc. #	223,280
1,400	FMC Technologies, Inc. #	80,724	4,300	Genentech, Inc. #	335,486

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

57

Large Cap Growth II Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)	Value

Health Care — continued			Information Technology (29.0%)
2,369	Genzyme Corporation #	$146,783	5,222	Accenture, Ltd.	$210,186
13,200	Gilead Sciences, Inc. #	539,484	10,450	Adobe Systems, Inc. #	456,247
2,000	Hologic, Inc. #*	122,000	6,250	Apple Computer, Inc. #	959,625
2,330	Johnson & Johnson	153,081	4,350	BMC Software, Inc. #	135,850
2,050	McKesson Corporation	120,520	5,000	Broadcom Corporation #	182,200
6,250	Merck & Company, Inc.	323,062	36,570	Cisco Systems, Inc. #	1,210,834
6,150	Schering-Plough Corporation	194,524	1,850	Citrix Systems, Inc. #	74,592
1,700	Shire Pharmaceuticals Group plc ADR	125,766	2,800	Cognizant Technology
5,550	St. Jude Medical, Inc. #	244,588		Solutions Corporation #	223,356
5,450	Teva Pharmaceutical		6,830	Corning, Inc.	168,360
	Industries, Ltd. ADR *	242,362	10,360	eBay, Inc. #	404,247
6,298	Thermo Electron Corporation #	363,521	3,650	Electronic Arts, Inc. #	204,364
2,400	UnitedHealth Group, Inc.	116,232	10,600	EMC Corporation #	220,480
1,500	WellPoint, Inc. #	118,380	2,700	F5 Networks, Inc. #	100,413
3,080	Wyeth	137,214	1,700	FormFactor, Inc. #	75,429
2,800	Zimmer Holdings, Inc. #	226,772	3,900	Foundry Networks, Inc. #	69,303

	Total Health Care	5,506,070	1,900	Google, Inc. #	1,077,813

			9,150	Hewlett-Packard Company	455,578
Industrials (13.3%)			15,700	Intel Corporation	406,002
2,600	ABB, Ltd. ADR	68,198	1,700	International Rectifier Corporation #	56,083
3,550	Boeing Company	372,714	5,650	Marvell Technology Group, Ltd. #	92,490
3,150	Chicago Bridge and Iron Company	135,639	5,050	Maxim Integrated Products, Inc.	148,218
2,600	Danaher Corporation *	215,046	1,200	Mellanox Technologies, Ltd. #	23,436
1,650	Deere & Company	244,893	2,100	MEMC Electronic Materials, Inc. #	123,606
5,750	Emerson Electric Company	306,015	22,120	Microsoft Corporation	651,655
4,150	Expeditors International of		5,000	Motorola, Inc.	92,650
	Washington, Inc.	196,295	1,850	Network Appliance, Inc. #	49,784
870	FedEx Corporation	91,132	2,000	Nice Systems, Ltd. ADR #	71,680
1,100	Fluor Corporation	158,378	4,200	NVIDIA Corporation #	152,208
1,100	Foster Wheeler, Ltd. #	144,408	12,500	ON Semiconductor Corporation #	157,000
12,760	General Electric Company	528,264	13,900	Oracle Corporation #	300,935
2,200	Illinois Tool Works, Inc.	131,208	9,450	QUALCOMM, Inc.	399,357
1,300	ITT Corporation	88,309	3,600	Research in Motion, Ltd. #	354,780
2,800	Lockheed Martin Corporation	303,772	1,900	SanDisk Corporation #	104,690
3,350	Monster Worldwide, Inc. #	114,101	4,150	Seagate Technology	106,157
2,000	Norfolk Southern Corporation	103,820	4,200	Smith Micro Software, Inc. #	67,452
1,600	Oshkosh Truck Corporation	99,152	24,900	Sun Microsystems, Inc. #	139,689
2,200	Precision Castparts Corporation	325,556	5,750	Texas Instruments, Inc.	210,392
1,900	Rockwell Collins, Inc.	138,776	1,200	Trina Solar, Ltd. ADR #	68,364
1,900	Suntech Power Holdings		5,050	ValueClick, Inc. #	113,423
	Company, Ltd. ADR #*	75,810	2,450	Western Union Company	51,376
3,200	Textron, Inc.	199,072	2,650	Yahoo!, Inc. #	71,126

3,950	UAL Corporation #	183,794		Total Information
700	Union Pacific Corporation	79,142		Technology	10,241,430

4,900	United Technologies Corporation	394,352

	Total Industrials	4,697,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

58

Large Cap Growth II Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.6%)	Value	Shares	Common Stock (98.6%)		Value

Materials (3.4%)			4,850	NII Holdings, Inc. #		$398,428
2,600	Air Products and Chemicals, Inc.	$254,176	6,150	Time Warner Telecom, Inc. #		135,116
1,850	Freeport-McMoRan Copper &		2,400	Verizon Communications, Inc.		106,272

	Gold, Inc.	194,046		Total Telecommunications
6,650	Monsanto Company	570,171		Services		1,352,911

1,900	Nucor Corporation	112,993
700	Praxair, Inc.	58,632		Utilities (0.4%)

	Total Materials	1,190,018	1,600	Constellation Energy Group, Inc.		137,264

				Total Utilities		137,264

Telecommunications Services (3.8%)

6,550	America Movil SA de CV ADR	419,200		Total Common Stock
6,750	American Tower Corporation #	293,895		(cost $28,177,016)		34,808,818

				Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.4%)			Rate (+)	Date	Value

1,900,255	Thrivent Financial Securities Lending Trust			5.380%	N/A	$1,900,255

	Total Collateral Held for Securities Loaned
	(cost $1,900,255)					1,900,255

				Interest	Maturity
Shares	Short-Term Investments (1.2%)			Rate (+)	Date	Value

414,661	Thrivent Money Market Portfolio			5.140%	N/A	$414,661

	Total Short-Term Investments (at amortized cost)					414,661

	Total Investments (cost $30,491,932) 105.2%					$37,123,734

	Other Assets and Liabilities, Net (5.2%)					(1,846,056)

	Total Net Assets 100.0%					$35,277,678

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Las Vegas Sands Corporation	3	$130	October 2007	($2,610)	$999
Total Call Options Written					$999

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,335,843
Gross unrealized depreciation	(704,041)

Net unrealized appreciation (depreciation)	$6,631,802
Cost for federal income tax purposes	$30,491,932

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

59

Partner Growth Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)	Value

Consumer Discretionary (11.6%)			Financials (15.5%)
14,600	Amazon.com, Inc. #	$1,359,990	28,600	American Express Company *	$1,697,982
16,200	Bed Bath & Beyond, Inc. #	552,744	30,100	American International
21,600	Coach, Inc. #	1,021,032		Group, Inc.	2,036,265
17,209	Expedia, Inc. #*	548,623	44,618	Anglo Irish Bank Corporation plc	845,725
18,100	Grupo Televisia SA ADR	437,477	43,000	Charles Schwab Corporation *	928,800
5,500	Harman International		26,400	Citigroup, Inc.	1,232,088
	Industries, Inc.	475,860	600	CME Group, Inc.	352,410
19,800	International Game Technology	853,380	19,573	Erste Bank der oesterreichischen
25,200	Kohl’s Corporation #	1,444,716		Sparkassen AG	1,491,838
4,100	Las Vegas Sands Corporation #	547,022	10,200	Franklin Resources, Inc.	1,300,500
30,600	Lowe’s Companies, Inc. *	857,412	5,800	Goldman Sachs Group, Inc.	1,257,092
23,000	Marriott International, Inc.	999,810	6,700	Moody’s Corporation	337,680
18,300	McGraw-Hill Companies, Inc.	931,653	15,100	Morgan Stanley	951,300
4,000	MGM MIRAGE #	357,760	11,200	Northern Trust Corporation	742,224
26,900	Naspers, Ltd.	744,597	12,100	Prudential Financial, Inc.	1,180,718
11,300	Omnicom Group, Inc.	543,417	17,000	Redecard SA #	315,423
22,300	PETsMART, Inc.	711,370	29,900	State Street Corporation *	2,037,984
25,600	Shaw Communications, Inc.	635,904	43,800	UBS AG	2,353,169

19,800	Target Corporation	1,258,686		Total Financials	19,061,198

	Total Consumer
	Discretionary	14,281,453	Health Care (14.8%)

			30,200	Aetna, Inc.	1,638,954
Consumer Staples (6.9%)			4,100	Alcon, Inc.	590,072
5,200	Costco Wholesale Corporation	319,124	16,800	Allergan, Inc.	1,083,096
66,537	CVS/Caremark Corporation	2,636,861	9,500	Becton, Dickinson and Company	779,475
8,097	InBev NV	733,210	8,400	Celgene Corporation #	599,004
13,800	PepsiCo, Inc. *	1,010,988	13,400	Covidien, Ltd. #	556,100
20,937	Procter & Gamble Company *	1,472,709	19,200	Genentech, Inc. #	1,497,984
8,919	Reckitt Benckiser plc	522,834	34,800	Gilead Sciences, Inc. #	1,422,276
10,400	SYSCO Corporation *	370,136	7,500	Humana, Inc. #	524,100
13,800	Walgreen Company	651,912	9,000	Laboratory Corporation of
15,300	Whole Foods Market, Inc. *	749,088		America Holdings #	704,070

	Total Consumer Staples	8,466,862	1,400	McKesson Corporation	82,306

			9,300	Medco Health Solutions, Inc. #	840,627
Energy (7.2%)			30,400	Medtronic, Inc. *	1,714,864
17,800	Baker Hughes, Inc. *	1,608,586	6,468	Roche Holding AG	1,171,124
9,900	EOG Resources, Inc.	716,067	26,300	Schering-Plough Corporation	831,869
11,300	Exxon Mobil Corporation	1,045,928	12,500	St. Jude Medical, Inc. #	550,875
7,600	Murphy Oil Corporation	531,164	10,500	Stryker Corporation	721,980
30,400	Schlumberger, Ltd.	3,192,000	27,900	WellPoint, Inc. #	2,201,868
21,626	Total SA	1,753,391	8,700	Zimmer Holdings, Inc. #	704,613

	Total Energy	8,846,136		Total Health Care	18,215,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

60

Partner Growth Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.3%)	Value	Shares	Common Stock (97.3%)	Value

Industrials (11.1%)			65,400	Marvell Technology
27,000	Danaher Corporation *	$2,233,170		Group, Ltd. #	$1,070,598
3,300	Deere & Company	489,786	26,700	Maxim Integrated Products, Inc.	783,645
11,500	Expeditors International of		77,375	Microsoft Corporation	2,279,468
	Washington, Inc.	543,950	25,500	QUALCOMM, Inc.	1,077,630
7,600	Fastenal Company *	345,116	7,492	TomTom NV #	580,917
6,600	Foster Wheeler, Ltd. #	866,448	18,200	VeriSign, Inc. #*	614,068
14,800	General Dynamics Corporation	1,250,156	23,800	Xilinx, Inc.	622,132

129,600	General Electric Company	5,365,439		Total Information
6,600	Joy Global, Inc.	335,676		Technology	26,172,081

8,334	Schneider Electric SA	1,052,298
80,000	Southwest Airlines Company	1,184,000	Materials (2.5%)

	Total Industrials	13,666,039	42,687	BHP Billiton, Ltd.	1,666,774

			6,400	Freeport-McMoRan Copper &
Information Technology (21.3%)				Gold, Inc.	671,296
44,500	Accenture, Ltd.	1,791,125	8,500	Monsanto Company	728,790

27,400	Amdocs, Ltd. #	1,019,006		Total Materials	3,066,860

21,800	Analog Devices, Inc.	788,288
5,900	Apple Computer, Inc. #	905,886	Telecommunications Services (5.7%)
18,800	ASML Holding NV ADR #	617,768	31,700	America Movil SA de CV ADR	2,028,800
12,600	Autodesk, Inc. #	629,622	27,700	American Tower Corporation #	1,206,058
29,300	Automatic Data Processing, Inc.	1,345,749	36,600	Crown Castle International
65,400	Cisco Systems, Inc. #	2,165,394		Corporation #*	1,487,058
47,800	Corning, Inc.	1,178,270	6,300	Leap Wireless International, Inc. #	512,631
18,000	Dell, Inc. #	496,800	11,400	Metropcs Communications, Inc. #*	310,992
16,500	eBay, Inc. #	643,830	32,200	Rogers Communications, Inc. *	1,466,066

11,900	Electronic Arts, Inc. #	666,281		Total Telecommunications
36,000	EMC Corporation #	748,800		Services	7,011,605

4,400	Google, Inc. #	2,495,988
51,600	Hon Hai Precision Industry		Utilities (0.7%)
	Company, Ltd.	765,883	41,700	AES Corporation #	835,668

20,900	Infosys Technologies, Ltd. ADR	1,011,351		Total Utilities	835,668

22,500	Intel Corporation	581,850

14,600	Intuit, Inc. #	442,380		Total Common Stock
23,200	Juniper Networks, Inc. #	849,352		(cost $87,428,902)	119,623,159

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

61

Partner Growth Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (14.3%)	Rate (+)	Date	Value

17,652,267	Thrivent Financial Securities Lending Trust	5.380%	N/A	$17,652,267

	Total Collateral Held for Securities Loaned
	(cost $17,652,267)			17,652,267

		Interest	Maturity
Shares	Short-Term Investments (3.1%)	Rate (+)	Date	Value

3,861,909	Thrivent Money Market Portfolio	5.140%	N/A	$3,861,909

	Total Short-Term Investments (at amortized cost)			3,861,909

	Total Investments (cost $108,943,078) 114.7%			$141,137,335

	Other Assets and Liabilities, Net (14.7%)			(18,074,823)

	Total Net Assets 100.0%			$123,062,512

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,243,310
Gross unrealized depreciation	(1,049,053)

Net unrealized appreciation (depreciation)	$32,194,257
Cost for federal income tax purposes	$108,943,078

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

62

Large Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Consumer Discretionary (8.4%)			Financials (26.6%)
38,300	BorgWarner, Inc.	$3,505,599	50,200	ACE, Ltd. *	$3,040,614
72,750	CBS Corporation *	2,291,625	277,100	American International
362,250	Comcast Corporation #	8,759,205		Group, Inc.	18,745,815
58,400	Darden Restaurants, Inc.	2,444,624	396,650	Bank of America Corporation	19,939,596
37,600	Gannett Company, Inc.	1,643,120	349,284	Bank of New York
132,800	Gap, Inc.	2,448,832		Mellon Corporation	15,417,386
105,660	Liberty Media Corporation —		115,000	Chubb Corporation *	6,168,600
	Capital #	13,189,538	462,945	Citigroup, Inc.	21,605,643
102,600	McDonald’s Corporation	5,588,622	62,800	City National Corporation	4,365,228
394,500	News Corporation	8,675,055	66,000	Discover Financial Services #	1,372,800
45,800	NIKE, Inc.	2,686,628	23,200	Everest Re Group, Ltd.	2,557,568
82,100	Office Depot, Inc. #	1,692,902	114,875	Federal Home Loan
73,000	Sherwin-Williams Company *	4,796,830		Mortgage Corporation	6,778,774
114,900	Target Corporation	7,304,193	77,000	Federal National
304,200	Time Warner, Inc.	5,585,112		Mortgage Association	4,682,370
164,100	TJX Companies, Inc.	4,770,387	29,000	Goldman Sachs Group, Inc.	6,285,460
172,800	Walt Disney Company	5,942,592	28,915	Hartford Financial Services

	Total Consumer			Group, Inc.	2,676,083
	Discretionary	81,324,864	593,000	Hudson City Bancorp, Inc. *	9,120,340

			581,552	J.P. Morgan Chase & Company	26,646,713
Consumer Staples (8.1%)			43,700	Lehman Brothers Holdings, Inc.	2,697,601
239,600	Altria Group, Inc.	16,659,388	156,300	Merrill Lynch & Company, Inc.	11,141,064
108,500	Anheuser-Busch		131,900	Morgan Stanley	8,309,700
	Companies, Inc. *	5,423,915	97,000	PNC Financial Services
279,000	ConAgra Foods, Inc.	7,290,270		Group, Inc. *	6,605,700
61,800	Estee Lauder Companies, Inc.	2,624,028	176,100	Principal Financial Group, Inc.	11,110,149
291,100	General Mills, Inc.	16,886,711	53,100	Prudential Financial, Inc.	5,181,498
98,045	Kimberly-Clark Corporation	6,888,642	23,100	Simon Property Group, Inc.	2,310,000
284,000	Kraft Foods, Inc.	9,800,840	209,700	State Street Corporation *	14,293,152
231,100	Kroger Company	6,590,972	189,000	Travelers Companies, Inc.	9,514,260
67,200	Safeway, Inc.	2,224,992	155,400	U.S. Bancorp *	5,055,162
157,400	Unilever NV ADR	4,855,790	190,933	Wachovia Corporation	9,575,290

	Total Consumer Staples	79,245,548	321,100	Washington Federal, Inc.	8,432,086

			120,013	Washington Mutual, Inc. *	4,237,659
Energy (11.0%)			290,190	Wells Fargo & Company *	10,336,568

105,540	Apache Corporation	9,504,932		Total Financials	258,202,879

160,166	Chevron Corporation *	14,988,334
151,658	ConocoPhillips	13,311,023	Health Care (8.9%)
356,000	Exxon Mobil Corporation	32,951,360	222,400	Abbott Laboratories *	11,925,088
164,900	Occidental Petroleum		54,700	Aetna, Inc.	2,968,569
	Corporation	10,566,792	38,100	Amgen, Inc. #	2,155,317
102,100	Schlumberger, Ltd. *	10,720,500	116,300	Baxter International, Inc.	6,545,364
181,300	Total SA ADR	14,690,739	93,025	Johnson & Johnson	6,111,742

	Total Energy	106,733,680	144,200	McKesson Corporation	8,477,518

			102,100	Merck & Company, Inc.	5,277,549
			54,800	Novartis AG ADR	3,011,808

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

63

Large Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (96.8%)	Value	Shares	Common Stock (96.8%)	Value

Health Care — continued			117,000	Motorola, Inc.	$2,168,010
824,400	Pfizer, Inc. *	$20,140,092	116,290	Nokia Oyj ADR	4,410,880
262,600	Sanofi-Aventis ADR *	11,139,492	156,400	Oracle Corporation #	3,386,060
56,600	WellPoint, Inc. #	4,466,872	204,000	Sybase, Inc. #	4,718,520
103,700	Wyeth	4,619,835	103,700	Symantec Corporation #	2,009,706

	Total Health Care	86,839,246	215,700	Tellabs, Inc. #	2,053,464

			36,300	Tyco Electronics, Ltd.	1,286,109

Industrials (11.3%)				Total Information
274,000	AMR Corporation #*	6,107,460		Technology	99,309,708

49,100	Armstrong World Industries, Inc. #	1,992,969
121,500	CSX Corporation	5,191,695	Materials (4.2%)
49,000	Deere & Company	7,272,580	152,595	Alcoa, Inc.	5,969,516
135,900	Emerson Electric Company *	7,232,598	84,900	Dow Chemical Company	3,655,794
183,700	Flowserve Corporation	13,994,266	192,100	E.I. du Pont de Nemours
28,600	General Dynamics Corporation *	2,415,842		and Company *	9,520,476
419,800	General Electric Company	17,379,720	96,640	International Paper Company *	3,466,477
154,900	Honeywell International, Inc. *	9,211,903	311,600	MeadWestvaco Corporation	9,201,548
120,100	Lockheed Martin Corporation	13,029,649	75,400	Praxair, Inc. *	6,315,504
33,200	Northrop Grumman Corporation	2,589,600	44,100	Rohm and Haas Company *	2,455,047

184,600	Republic Services, Inc.	6,038,266		Total Materials	40,584,362

36,300	Tyco International, Ltd.	1,609,542
107,500	United Technologies Corporation *	8,651,600	Telecommunications Services (5.9%)
198,300	Waste Management, Inc. *	7,483,842	617,123	AT&T, Inc.	26,110,474

	Total Industrials	110,201,532	303,202	Sprint Nextel Corporation	5,760,838

			242,200	Time Warner Telecom, Inc. #*	5,321,134
Information Technology (10.2%)			452,655	Verizon Communications, Inc.	20,043,563

175,600	Accenture, Ltd.	7,067,900		Total Telecommunications
128,900	Amdocs, Ltd. #	4,793,791		Services	57,236,009

441,800	AMIS Holdings, Inc. #	4,289,878
402,300	Amkor Technology, Inc. #*	4,634,496	Utilities (2.2%)
101,040	Applied Materials, Inc. *	2,091,528	64,700	Entergy Corporation	7,006,363
110,500	Cisco Systems, Inc. #	3,658,655	89,300	Exelon Corporation	6,729,648
84,900	Dell, Inc. #	2,343,240	114,300	FirstEnergy Corporation	7,239,762

231,700	Hewlett-Packard Company	11,536,343		Total Utilities	20,975,773

624,400	Intel Corporation	16,146,984

135,200	International Business			Total Common Stock
	Machines Corporation *	15,926,560		(cost $781,949,721)	940,653,601

230,400	Microsoft Corporation	6,787,584

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

64

Large Cap Value Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)
		Interest	Maturity
Shares	Collateral Held for Securities Loaned (20.7%)	Rate (+)	Date	Value

201,079,559	Thrivent Financial Securities Lending Trust	5.380%	N/A	$201,079,559

	Total Collateral Held for Securities Loaned
	(cost $201,079,559)			201,079,559

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (2.5%)	Rate (+)	Date	Value

$19,960,000	BP Capital Markets plc	4.750%	10/1/2007	$19,954,733
3,874,857	Thrivent Money Market Portfolio	5.140	N/A	3,874,857

	Total Short-Term Investments (at amortized cost)			23,829,590

	Total Investments (cost $1,006,858,870) 120.0%			$1,165,562,750

	Other Assets and Liabilities, Net (20.0%)			(194,337,413)

	Total Net Assets 100.0%			$971,225,337

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$171,381,366
Gross unrealized depreciation	(12,677,486)

Net unrealized appreciation (depreciation)	$158,703,880
Cost for federal income tax purposes	$1,006,858,870

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

65

Large Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (96.6%)	Value	Shares	Common Stock (96.6%)	Value

Consumer Discretionary (6.8%)			175,129	Total SA ADR	$14,190,703
225,782	Comcast Corporation #	$5,459,409	88,062	XTO Energy, Inc.	5,445,754

261,153	Comcast Corporation #	6,257,226		Total Energy	114,935,907

59,390	Darden Restaurants, Inc.	2,486,065
75,427	Kohl’s Corporation #	4,324,230	Financials (19.9%)
36,600	Las Vegas Sands Corporation #*	4,883,172	78,500	American Express Company *	4,660,545
42,600	Liberty Media Corporation —		221,487	American International
	Capital #	5,317,758		Group, Inc.	14,983,596
147,635	Marriott International, Inc.	6,417,693	40,020	Ameriprise Financial, Inc.	2,525,662
83,950	McGraw-Hill Companies, Inc.	4,273,894	337,800	Bank of America Corporation	16,981,206
229,176	News Corporation	5,360,427	237,588	Bank of New York
287,724	News Corporation	6,327,051		Mellon Corporation ‡	10,487,134
36,800	Nordstrom, Inc.	1,725,552	87,074	Chubb Corporation *	4,670,649
82,850	Office Depot, Inc. #	1,708,367	378,349	Citigroup, Inc.	17,657,548
34,850	Sherwin-Williams Company *	2,289,994	80,789	City National Corporation	5,615,643
140,450	Target Corporation	8,928,406	13,582	CME Group, Inc.	7,977,388
102,487	Time Warner, Inc.	1,881,661	149,986	Discover Financial Services #	3,119,709
158,735	TJX Companies, Inc.	4,614,426	72,642	Federal National

	Total Consumer			Mortgage Association	4,417,360
	Discretionary	72,255,331	145,612	Fifth Third Bancorp *	4,933,335

			21,150	Franklin Resources, Inc.	2,696,625
Consumer Staples (6.2%)			34,290	Goldman Sachs Group, Inc.	7,432,015
184,146	Altria Group, Inc.	12,803,671	280,500	Hudson City Bancorp, Inc. *	4,314,090
53,772	Anheuser-Busch Companies, Inc. *	2,688,062	296,958	J.P. Morgan Chase & Company	13,606,616
62,750	Colgate-Palmolive Company	4,475,330	88,650	Lehman Brothers Holdings, Inc.	5,472,364
278,497	ConAgra Foods, Inc.	7,277,127	41,400	Loews Corporation	2,001,690
39,050	Costco Wholesale Corporation	2,396,498	145,484	Merrill Lynch & Company, Inc.	10,370,100
208,946	CVS/Caremark Corporation	8,280,530	79,400	MetLife, Inc.	5,536,562
53,984	Estee Lauder Companies, Inc.	2,292,161	168,173	Morgan Stanley	10,594,899
196,627	General Mills, Inc.	11,406,332	29,250	Nymex Holdings, Inc. *	3,807,765
157,546	Kraft Foods, Inc.	5,436,912	99,344	Principal Financial Group, Inc.	6,267,613
165,800	Kroger Company	4,728,616	59,580	Prudential Financial, Inc.	5,813,816
111,200	Unilever NV ADR	3,430,520	130,951	State Street Corporation *	8,925,620

	Total Consumer Staples	65,215,759	136,256	Travelers Companies, Inc.	6,859,127

			146,699	Wachovia Corporation	7,356,955
Energy (10.9%)			151,600	Washington Federal, Inc.	3,981,016
68,718	Apache Corporation	6,188,743	187,399	Wells Fargo & Company *	6,675,152

30,315	Chevron Corporation *	2,836,878		Total Financials	209,741,800

138,730	ConocoPhillips	12,176,332
59,400	Devon Energy Corporation	4,942,080	Health Care (12.9%)
26,950	Diamond Offshore Drilling, Inc.	3,053,166	321,109	Abbott Laboratories *	17,217,865
376,865	Exxon Mobil Corporation ‡	34,882,624	80,750	Aetna, Inc.	4,382,302
73,102	GlobalSantaFe Corporation	5,557,214	81,660	Allergan, Inc. *	5,264,620
18,200	National Oilwell Varco, Inc. #	2,629,900	22,000	Amgen, Inc. #	1,244,540
80,789	Occidental Petroleum Corporation	5,176,959	69,233	Baxter International, Inc.	3,896,433
145,433	Schlumberger, Ltd.	15,270,465	121,626	Express Scripts, Inc. #	6,789,163
27,266	Suncor Energy, Inc. *	2,585,089	320,590	Gilead Sciences, Inc. #	13,102,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

66

Large Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (96.6%)	Value	Shares	Common Stock (96.6%)	Value

Health Care — continued			568,664	Cisco Systems, Inc. #	$18,828,465
210,875	Johnson & Johnson	$13,854,488	75,863	Citrix Systems, Inc. #*	3,058,796
215,644	McKesson Corporation	12,677,711	53,957	Cognizant Technology
68,824	Medtronic, Inc. *	3,882,362		Solutions Corporation #	4,304,150
112,700	Merck & Company, Inc.	5,825,463	144,045	Corning, Inc.	3,550,709
464,915	Pfizer, Inc.	11,357,873	137,817	eBay, Inc. #	5,377,619
150,488	Sanofi-Aventis ADR	6,383,701	177,400	EMC Corporation #	3,689,920
121,300	St. Jude Medical, Inc. #	5,345,691	57,450	F5 Networks, Inc. #	2,136,566
202,272	Thermo Electron Corporation #	11,675,140	28,421	Google, Inc. #	16,122,381
86,777	UnitedHealth Group, Inc.	4,202,610	342,360	Hewlett-Packard Company	17,046,104
55,164	WellPoint, Inc. #	4,353,543	560,176	Intel Corporation	14,486,151
96,394	Wyeth	4,294,353	162,858	International Business

	Total Health Care	135,750,371		Machines Corporation *	19,184,672

			109,200	Maxim Integrated Products, Inc. *	3,205,020
Industrials (11.5%)			688,749	Microsoft Corporation	20,290,546
177,600	AMR Corporation #*	3,958,704	52,850	Network Appliance, Inc. #	1,422,194
49,182	Armstrong World Industries, Inc. #	1,996,297	199,188	Oracle Corporation #	4,312,420
46,572	Boeing Company	4,889,594	167,719	QUALCOMM, Inc.	7,087,805
11,741	Caterpillar, Inc.	920,847	633,350	Sun Microsystems, Inc. #	3,553,094
115,638	CSX Corporation	4,941,212	99,700	Sybase, Inc. #	2,306,061
49,182	Danaher Corporation *	4,067,843	219,773	Tellabs, Inc. #	2,092,239
31,319	Deere & Company	4,648,366	84,237	Texas Instruments, Inc. *	3,082,232

109,600	Emerson Electric Company	5,832,912		Total Information
75,700	Expeditors International of			Technology	198,893,626

	Washington, Inc.	3,580,610
135,275	Flowserve Corporation	10,305,250	Materials (5.1%)
32,050	Fluor Corporation	4,614,559	58,427	Air Products and Chemicals, Inc.	5,711,824
413,940	General Electric Company ‡	17,137,116	370,775	Alcoa, Inc. ‡	14,504,718
127,028	Honeywell International, Inc. *	7,554,355	114,757	E.I. du Pont de Nemours
102,945	Lockheed Martin Corporation	11,168,503		and Company *	5,687,357
75,400	Monster Worldwide, Inc. #	2,568,124	30,964	Freeport-McMoRan Copper &
65,487	Precision Castparts Corporation	9,690,766		Gold, Inc.	3,247,814
87,224	UAL Corporation #*	4,058,533	230,296	MeadWestvaco Corporation	6,800,641
19,946	Union Pacific Corporation	2,255,095	117,713	Monsanto Company	10,092,713
117,148	United Technologies Corporation	9,428,071	93,259	Praxair, Inc. *	7,811,374

204,774	Waste Management, Inc.	7,728,171		Total Materials	53,856,441

	Total Industrials	121,344,928

			Telecommunications Services (3.0%)
Information Technology (18.9%)			137,811	America Movil SA de CV ADR	8,819,904
319,287	Accenture, Ltd.	12,851,302	113,300	American Tower Corporation #	4,933,082
147,753	Adobe Systems, Inc. #	6,450,896	126,711	AT&T, Inc. ‡	5,361,142
60,500	Amdocs, Ltd. #	2,249,995	91,809	NII Holdings, Inc. #*	7,542,109
209,504	AMIS Holdings, Inc. #*	2,034,284	231,376	Time Warner Telecom, Inc. #*	5,083,331

189,700	Amkor Technology, Inc. #	2,185,344		Total Telecommunications
88,874	Apple Computer, Inc. #	13,645,714		Services	31,739,568

119,071	Broadcom Corporation #	4,338,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

67

Large Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (96.6%)	Value

Utilities (1.4%)
279,682	Southern Company *	$10,146,863
63,551	TXU Corporation	4,351,337

	Total Utilities	14,498,200

	Total Common Stock
	(cost $879,150,960)	1,018,231,931

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.8%)		Rate (+)	Date	Value

134,623,033	Thrivent Financial Securities Lending Trust		5.380%	N/A	$134,623,033

		Total Collateral Held for Securities Loaned
		(cost $134,623,033)			134,623,033

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

68

Large Cap Stock Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (3.2%)		Rate (+)	Date	Value

$15,860,000	ED&F Man Treasury Management plc		5.100%	10/1/2007	$15,855,506
3,680,000	Federal National Mortgage Association ‡		5.080	12/14/2007	3,646,111
8,190,000	Novartis Finance Corporation		4.950	10/1/2007	8,187,748
6,300,808	Thrivent Money Market Portfolio		5.140	N/A	6,300,808

	Total Short-Term Investments (cost $33,984,596)				33,990,173

	Total Investments (cost $1,047,758,589) 112.6%				$1,186,845,137

	Other Assets and Liabilities, Net (12.6%)				(133,101,667)

	Total Net Assets 100.0%				$1,053,743,470

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	26	December 2007	$9,812,442	$9,997,650	$185,208
Total Futures					$185,208

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 28, 2007, $3,646,111 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $45,750,235 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$154,101,093
Gross unrealized depreciation	(15,014,545)

Net unrealized appreciation (depreciation)	$139,086,548
Cost for federal income tax purposes	$1,047,758,589

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

69

Large Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Consumer Discretionary (9.1%)			23,667	Interpublic Group of
4,400	Abercrombie & Fitch Company	$355,080		Companies, Inc. #	$245,663
15,300	Amazon.com, Inc. #	1,425,195	11,200	J.C. Penney Company, Inc.
7,100	Apollo Group, Inc. #	427,065		(Holding Company)	709,744
7,700	AutoNation, Inc. #	136,444	9,900	Johnson Controls, Inc.	1,169,289
2,500	AutoZone, Inc. #	290,350	4,800	Jones Apparel Group, Inc.	101,424
13,600	Bed Bath & Beyond, Inc. #	464,032	4,000	KB Home *	100,240
19,925	Best Buy Company, Inc.	916,948	15,900	Kohl’s Corporation #	911,547
5,200	Big Lots, Inc. #	155,168	8,800	Leggett & Platt, Inc.	168,608
3,400	Black & Decker Corporation	283,220	7,000	Lennar Corporation	158,550
4,500	Brunswick Corporation	102,870	16,004	Limited Brands, Inc.	366,332
21,900	Carnival Corporation	1,060,617	5,200	Liz Claiborne, Inc.	178,516
34,372	CBS Corporation *	1,082,718	74,300	Lowe’s Companies, Inc. *	2,081,886
6,000	Centex Corporation	159,420	21,768	Macy’s Group, Inc	703,542
8,500	Circuit City Stores, Inc.	67,235	16,000	Marriott International, Inc.	695,520
24,900	Clear Channel		19,750	Mattel, Inc.	463,335
	Communications, Inc. *	932,256	59,900	McDonald’s Corporation	3,262,753
18,700	Coach, Inc. #	883,949	17,000	McGraw-Hill Companies, Inc.	865,470
155,416	Comcast Corporation #	3,757,947	2,000	Meredith Corporation	114,600
13,700	D.R. Horton, Inc. *	175,497	7,400	New York Times Company *	146,224
7,250	Darden Restaurants, Inc.	303,485	14,073	Newell Rubbermaid, Inc.	405,584
3,200	Dillard’s, Inc.	69,856	116,400	News Corporation	2,559,636
38,200	DIRECTV Group, Inc. #	927,496	19,400	NIKE, Inc.	1,138,004
3,400	Dow Jones & Company, Inc.	202,980	9,900	Nordstrom, Inc.	464,211
4,600	E.W. Scripps Company	193,200	13,800	Office Depot, Inc. #	284,556
14,400	Eastman Kodak Company *	385,344	3,900	OfficeMax, Inc.	133,653
7,400	Family Dollar Stores, Inc.	196,544	16,600	Omnicom Group, Inc. *	798,294
105,600	Ford Motor Company #*	896,544	3,200	Polo Ralph Lauren Corporation	248,800
7,800	Fortune Brands, Inc. *	635,622	10,700	Pulte Homes, Inc. *	145,627
11,900	Gannett Company, Inc.	520,030	6,900	RadioShack Corporation	142,554
24,862	Gap, Inc.	458,455	3,732	Sears Holdings Corporation #*	474,710
28,400	General Motors Corporation *	1,042,280	5,600	Sherwin-Williams Company *	367,976
8,700	Genuine Parts Company	435,000	3,000	Snap-On, Inc.	148,620
10,600	Goodyear Tire &		4,300	Stanley Works	241,359
	Rubber Company #*	322,346	35,875	Staples, Inc.	770,954
16,400	H&R Block, Inc.	347,352	37,400	Starbucks Corporation #	979,880
12,600	Harley-Davidson, Inc. *	582,246	10,500	Starwood Hotels & Resorts
3,300	Harman International			Worldwide, Inc.	637,875
	Industries, Inc.	285,516	42,600	Target Corporation	2,708,082
9,400	Harrah’s Entertainment, Inc.	817,142	6,800	Tiffany & Company	355,980
8,150	Hasbro, Inc.	227,222	187,550	Time Warner, Inc.	3,443,418
19,600	Hilton Hotels Corporation	911,204	22,300	TJX Companies, Inc.	648,261
84,900	Home Depot, Inc. *	2,754,156	3,938	Tribune Company	107,586
9,600	IAC InterActiveCorp #	284,832	4,600	VF Corporation	371,450
16,800	International Game Technology	724,080	34,472	Viacom, Inc. #	1,343,374

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

70

Large Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Consumer Discretionary — continued			7,000	Whole Foods Market, Inc. *	$342,720
97,547	Walt Disney Company	$3,354,641	10,875	William Wrigley Jr. Company	698,501

4,500	Wendy’s International, Inc.	157,095		Total Consumer Staples	64,508,589

3,958	Whirlpool Corporation	352,640
9,072	Wyndham Worldwide Corporation	297,199	Energy (11.5%)
26,080	Yum! Brands, Inc.	882,286	23,272	Anadarko Petroleum Corporation	1,250,870

	Total Consumer		16,620	Apache Corporation	1,496,797
	Discretionary	62,606,491	16,000	Baker Hughes, Inc. *	1,445,920

			14,700	BJ Services Company	390,285
Consumer Staples (9.4%)			20,600	Chesapeake Energy Corporation *	726,356
105,900	Altria Group, Inc.	7,363,227	107,196	Chevron Corporation *	10,031,402
37,700	Anheuser-Busch Companies, Inc. *	1,884,623	81,849	ConocoPhillips	7,183,887
32,368	Archer-Daniels-Midland Company	1,070,733	9,100	CONSOL Energy, Inc.	424,060
21,700	Avon Products, Inc.	814,401	22,400	Devon Energy Corporation	1,863,680
4,400	Brown-Forman Corporation	329,604	35,218	El Paso Corporation	597,649
11,400	Campbell Soup Company	421,800	7,600	ENSCO International, Inc.	426,360
7,000	Clorox Company	426,930	12,300	EOG Resources, Inc.	889,659
100,000	Coca-Cola Company	5,747,000	278,908	Exxon Mobil Corporation	25,815,720
14,400	Coca-Cola Enterprises, Inc.	348,768	44,700	Halliburton Company	1,716,480
25,600	Colgate-Palmolive Company	1,825,792	13,900	Hess Corporation	924,767
24,600	ConAgra Foods, Inc.	642,798	34,268	Marathon Oil Corporation	1,953,961
9,800	Constellation Brands, Inc. #	237,258	9,500	Murphy Oil Corporation	663,955
22,000	Costco Wholesale Corporation	1,350,140	14,200	Nabors Industries, Ltd. #*	436,934
74,444	CVS/Caremark Corporation	2,950,216	8,900	National Oilwell Varco, Inc. #	1,286,050
6,700	Dean Foods Company	171,386	13,600	Noble Corporation	667,080
5,800	Estee Lauder Companies, Inc.	246,268	41,700	Occidental Petroleum Corporation	2,672,136
16,700	General Mills, Inc.	968,767	13,300	Peabody Energy Corporation	636,671
16,100	H.J. Heinz Company	743,820	5,700	Rowan Companies, Inc.	208,506
8,700	Hershey Company	403,767	59,900	Schlumberger, Ltd.	6,289,500
13,400	Kellogg Company	750,400	10,100	Smith International, Inc.	721,140
21,392	Kimberly-Clark Corporation	1,503,002	31,704	Spectra Energy Corporation	776,114
79,252	Kraft Foods, Inc.	2,734,987	6,000	Sunoco, Inc.	424,680
35,500	Kroger Company	1,012,460	7,100	Tesoro Petroleum Corporation	326,742
6,700	McCormick & Company, Inc.	240,999	14,511	Transocean, Inc. #	1,640,469
3,500	Molson Coors Brewing Company	348,845	27,800	Valero Energy Corporation	1,867,604
7,100	Pepsi Bottling Group, Inc.	263,907	16,900	Weatherford International, Ltd. #*	1,135,342
81,270	PepsiCo, Inc. *	5,953,840	30,100	Williams Companies, Inc.	1,025,206
156,960	Procter & Gamble Company *	11,040,566	19,400	XTO Energy, Inc.	1,199,696

8,700	Reynolds American, Inc.	553,233		Total Energy	79,115,678

22,100	Safeway, Inc.	731,731
36,400	Sara Lee Corporation	607,516	Financials (19.5%)
10,481	SUPERVALU, Inc.	408,864	16,500	ACE, Ltd. *	999,405
30,600	SYSCO Corporation *	1,089,054	24,500	AFLAC, Inc.	1,397,480
13,900	Tyson Foods, Inc.	248,115	29,382	Allstate Corporation	1,680,357
8,200	UST, Inc. *	406,720	5,200	Ambac Financial Group, Inc. *	327,132
49,900	Walgreen Company	2,357,276	9,500	American Capital Strategies, Ltd. *	405,935
120,700	Wal-Mart Stores, Inc. *	5,268,555	59,500	American Express Company ‡	3,532,515

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

71

Large Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Financials — continued			15,900	Hartford Financial Services
128,940	American International			Group, Inc.	$1,471,545
	Group, Inc.	$8,722,791	26,200	Host Marriott Corporation	587,928
11,800	Ameriprise Financial, Inc.	744,698	26,800	Hudson City Bancorp, Inc.	412,184
14,725	Aon Corporation	659,827	18,471	Huntington Bancshares, Inc.	313,638
5,000	Apartment Investment &		3,400	IntercontinentalExchange, Inc. #	516,460
	Management Company	225,650	170,193	J.P. Morgan Chase & Company	7,798,243
11,200	Archstone-Smith Trust	673,568	7,900	Janus Capital Group, Inc.	223,412
4,900	Assurant, Inc.	262,150	19,600	KeyCorp	633,668
4,100	Avalonbay Communities, Inc.	484,046	12,600	Kimco Realty Corporation	569,646
1	Banco Bilbao Vizcaya		6,600	Legg Mason, Inc.	556,314
	Argentaria SA	12	26,700	Lehman Brothers Holdings, Inc.	1,648,191
223,118	Bank of America Corporation	11,216,142	8,200	Leucadia National Corporation *	395,404
57,152	Bank of New York		13,594	Lincoln National Corporation *	896,803
	Mellon Corporation	2,522,689	22,300	Loews Corporation	1,078,205
27,700	BB&T Corporation	1,118,803	3,900	M&T Bank Corporation	403,455
5,831	Bear Stearns Companies, Inc.	716,105	27,200	Marsh & McLennan
6,100	Boston Properties, Inc.	633,790		Companies, Inc.	693,600
20,973	Capital One Financial Corporation	1,393,236	13,500	Marshall & Ilsley Corporation	590,895
9,900	CB Richard Ellis Group, Inc. #	275,616	6,350	MBIA, Inc.	387,668
47,625	Charles Schwab Corporation *	1,028,700	43,300	Merrill Lynch & Company, Inc.	3,086,424
19,700	Chubb Corporation *	1,056,708	37,300	MetLife, Inc.	2,600,929
8,738	Cincinnati Financial Corporation	378,443	4,200	MGIC Investment Corporation *	135,702
9,600	CIT Group, Inc.	385,920	11,100	Moody’s Corporation	559,440
250,239	Citigroup, Inc.	11,678,654	52,850	Morgan Stanley	3,329,550
2,700	CME Group, Inc.	1,585,845	31,800	National City Corporation	797,862
7,750	Comerica, Inc.	397,420	9,700	Northern Trust Corporation	642,819
9,700	Commerce Bancorp, Inc. *	376,166	8,800	Plum Creek Timber
28,900	Countrywide Financial			Company, Inc. *	393,888
	Corporation *	549,389	17,300	PNC Financial Services
6,400	Developers Diversified Realty			Group, Inc. *	1,178,130
	Corporation	357,568	13,300	Principal Financial Group, Inc.	839,097
23,925	Discover Financial Services #	497,640	36,400	Progressive Corporation	706,524
21,300	E*TRADE Financial Corporation #	278,178	12,900	ProLogis Trust *	855,915
14,000	Equity Residential REIT	593,040	23,000	Prudential Financial, Inc.	2,244,340
32,700	Federal Home Loan		6,300	Public Storage, Inc.	495,495
	Mortgage Corporation	1,929,627	35,377	Regions Financial Corporation	1,042,914
48,900	Federal National		5,300	SAFECO Corporation	324,466
	Mortgage Association	2,973,609	11,200	Simon Property Group, Inc.	1,120,000
4,600	Federated Investors, Inc.	182,620	20,700	SLM Corporation	1,028,169
26,994	Fifth Third Bancorp	914,557	18,210	Sovereign Bancorp, Inc.	310,298
6,400	First Horizon		19,500	State Street Corporation *	1,329,120
	National Corporation *	170,624	17,500	SunTrust Banks, Inc.	1,324,225
8,100	Franklin Resources, Inc.	1,032,750	16,500	Synovus Financial Corporation	462,825
12,300	General Growth Properties, Inc.	659,526	13,368	T. Rowe Price Group, Inc.	744,464
22,200	Genworth Financial, Inc.	682,206	4,900	Torchmark Corporation	305,368
20,400	Goldman Sachs Group, Inc.	4,421,496	32,981	Travelers Companies, Inc.	1,660,264

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

72

Large Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Financials — continued			57,000	Medtronic, Inc. *	$3,215,370
86,785	U.S. Bancorp *	$2,823,116	109,400	Merck & Company, Inc.	5,654,886
18,124	UnumProvident Corporation	443,494	2,800	Millipore Corporation #	212,240
6,800	Vornado Realty Trust	743,580	12,500	Mylan Laboratories, Inc.	199,500
95,693	Wachovia Corporation	4,799,004	7,100	Patterson Companies, Inc. #	274,131
43,953	Washington Mutual, Inc.	1,551,980	6,200	PerkinElmer, Inc.	181,102
168,100	Wells Fargo & Company *	5,987,722	348,453	Pfizer, Inc.	8,512,707
9,100	XL Capital, Ltd. *	720,720	7,800	Quest Diagnostics, Inc.	450,606
5,500	Zions Bancorporation	377,685	81,400	Schering-Plough Corporation	2,574,682

	Total Financials	134,265,421	17,084	St. Jude Medical, Inc. #	752,892

			11,900	Stryker Corporation	818,244
Health Care (11.5%)			23,800	Tenet Healthcare Corporation #*	79,968
77,700	Abbott Laboratories *	4,166,274	21,400	Thermo Electron Corporation #	1,235,208
25,796	Aetna, Inc.	1,399,949	66,600	UnitedHealth Group, Inc.	3,225,438
15,400	Allergan, Inc.	992,838	6,500	Varian Medical Systems, Inc. #	272,285
9,100	AmerisourceBergen Corporation	412,503	5,200	Waters Corporation #	347,984
54,640	Amgen, Inc. #‡	3,090,985	5,300	Watson Pharmaceuticals, Inc. #	171,720
9,300	Applera Corporation (Applied		30,300	WellPoint, Inc. #	2,391,276
	Biosystems Group)	322,152	67,600	Wyeth	3,011,580
5,300	Barr Pharmaceuticals, Inc. #	301,623	11,850	Zimmer Holdings, Inc. #	959,732

2,800	Bausch & Lomb, Inc.	179,200		Total Health Care	78,855,100

32,400	Baxter International, Inc.	1,823,472
12,300	Becton, Dickinson and Company	1,009,215	Industrials (11.3%)
14,400	Biogen Idec, Inc. #	955,152	36,000	3M Company	3,368,880
67,050	Boston Scientific Corporation #*	935,348	14,600	Allied Waste Industries, Inc. #	186,150
99,400	Bristol-Myers Squibb Company *	2,864,708	9,200	American Standard Companies, Inc.	327,704
5,300	C.R. Bard, Inc.	467,407	5,400	Avery Dennison Corporation	307,908
18,275	Cardinal Health, Inc.	1,142,736	39,360	Boeing Company	4,132,406
19,200	Celgene Corporation #*	1,369,152	15,092	Burlington Northern
14,200	CIGNA Corporation	756,718		Santa Fe Corporation	1,225,018
7,900	Coventry Health Care, Inc. #	491,459	8,600	C.H. Robinson Worldwide, Inc.	466,894
24,976	Covidien, Ltd. #	1,036,504	32,100	Caterpillar, Inc.	2,517,603
49,600	Eli Lilly and Company	2,823,728	6,900	Cintas Corporation	255,990
12,900	Express Scripts, Inc. #*	720,078	9,300	Cooper Industries, Ltd.	475,137
15,900	Forest Laboratories, Inc. #	592,911	22,000	CSX Corporation	940,060
13,200	Genzyme Corporation #	817,872	5,200	Cummins, Inc.	665,028
46,500	Gilead Sciences, Inc. #	1,900,455	12,400	Danaher Corporation	1,025,604
7,980	Hospira, Inc. #	330,771	11,200	Deere & Company	1,662,304
8,400	Humana, Inc. #	586,992	10,400	Dover Corporation	529,880
10,000	IMS Health, Inc.	306,400	7,400	Eaton Corporation	732,896
145,540	Johnson & Johnson	9,561,978	39,800	Emerson Electric Company	2,118,156
12,300	King Pharmaceuticals, Inc. #	144,156	7,200	Equifax, Inc.	274,464
6,000	Laboratory Corporation of		15,460	FedEx Corporation	1,619,435
	America Holdings #	469,380	4,500	Fluor Corporation	647,910
3,800	Manor Care, Inc.	244,720	20,400	General Dynamics Corporation *	1,723,188
14,842	McKesson Corporation	872,561	515,400	General Electric Company	21,337,560
13,543	Medco Health Solutions, Inc. #	1,224,152	6,400	Goodrich Corporation	436,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

73

Large Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Industrials — continued			10,100	BMC Software, Inc. #	$315,423
37,575	Honeywell International, Inc. *	$2,234,585	23,500	Broadcom Corporation #	856,340
21,100	Illinois Tool Works, Inc.	1,258,404	19,512	CA, Inc.	501,849
14,400	Ingersoll-Rand Company	784,368	4,357	CIENA Corporation #*	165,915
9,200	ITT Corporation	624,956	306,300	Cisco Systems, Inc. #	10,141,593
6,400	L-3 Communications		9,100	Citrix Systems, Inc. #	366,912
	Holdings, Inc.	653,696	7,200	Cognizant Technology
17,400	Lockheed Martin Corporation	1,887,726		Solutions Corporation #	574,344
18,400	Masco Corporation	426,328	8,700	Computer Sciences Corporation #	486,330
6,600	Monster Worldwide, Inc. #	224,796	15,300	Compuware Corporation #*	122,706
19,700	Norfolk Southern Corporation	1,022,627	7,000	Convergys Corporation #	121,520
17,298	Northrop Grumman Corporation	1,349,244	79,100	Corning, Inc.	1,949,815
12,425	PACCAR, Inc.	1,059,231	114,200	Dell, Inc. #	3,151,920
6,300	Pall Corporation	245,070	57,300	eBay, Inc. #	2,235,846
5,850	Parker-Hannifin Corporation	654,206	15,600	Electronic Arts, Inc. #	873,444
11,100	Pitney Bowes, Inc.	504,162	25,600	Electronic Data Systems
6,900	Precision Castparts Corporation	1,021,062		Corporation	559,104
11,100	R.R. Donnelley & Sons Company	405,816	105,486	EMC Corporation #	2,194,109
21,900	Raytheon Company	1,397,658	8,500	Fidelity National Information
8,200	Robert Half International, Inc.	244,852		Services, Inc.	377,145
7,600	Rockwell Automation, Inc. *	528,276	8,300	Fiserv, Inc. #	422,138
8,500	Rockwell Collins, Inc.	620,840	11,600	Google, Inc. #	6,580,332
3,200	Ryder System, Inc.	156,800	129,686	Hewlett-Packard Company	6,457,066
37,500	Southwest Airlines Company	555,000	293,700	Intel Corporation	7,595,082
5,200	Terex Corporation #	462,904	68,400	International Business
12,500	Textron, Inc.	777,625		Machines Corporation	8,057,520
24,976	Tyco International, Ltd.	1,107,436	17,000	Intuit, Inc. #	515,100
13,500	Union Pacific Corporation	1,526,310	10,400	Jabil Circuit, Inc.	237,536
52,800	United Parcel Service, Inc. *	3,965,280	10,662	JDS Uniphase Corporation #*	159,504
49,800	United Technologies Corporation	4,007,904	25,800	Juniper Networks, Inc. #	944,538
3,700	W.W. Grainger, Inc.	337,403	9,700	KLA-Tencor Corporation	541,066
26,099	Waste Management, Inc.	984,976	4,800	Lexmark International, Inc. #	199,344

	Total Industrials	78,006,388	11,200	Linear Technology Corporation *	391,888

			36,000	LSI Corporation #	267,120
Information Technology (15.9%)			11,300	MEMC Electronic Materials, Inc. #	665,118
29,600	Adobe Systems, Inc. #	1,292,336	11,000	Microchip Technology, Inc.	399,520
27,600	Advanced Micro Devices, Inc. #*	364,320	38,000	Micron Technology, Inc. #*	421,800
5,100	Affiliated Computer Services, Inc. #	256,224	405,500	Microsoft Corporation	11,946,030
19,415	Agilent Technologies, Inc. #	716,025	7,300	Molex, Inc.	196,589
8,300	Akamai Technologies, Inc. #	238,459	116,390	Motorola, Inc.	2,156,707
17,900	Altera Corporation *	431,032	12,100	National Semiconductor
15,600	Analog Devices, Inc.	564,096		Corporation	328,152
43,700	Apple Computer, Inc. #	6,709,698	9,100	NCR Corporation #	453,180
69,300	Applied Materials, Inc. *	1,434,510	17,800	Network Appliance, Inc. #	478,998
11,500	Autodesk, Inc. #	574,655	17,600	Novell, Inc. #	134,464
26,700	Automatic Data Processing, Inc.	1,226,331	6,300	Novellus Systems, Inc. #	171,738
22,976	Avaya, Inc. #	389,673	27,550	NVIDIA Corporation #	998,412

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

74

Large Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Information Technology — continued			6,913	Rohm and Haas Company	$384,847
198,137	Oracle Corporation #	$4,289,666	8,252	Sealed Air Corporation	210,921
17,100	Paychex, Inc.	701,100	6,700	Sigma-Aldrich Corporation	326,558
7,500	QLogic Corporation #	100,875	5,400	Temple-Inland, Inc.	284,202
84,200	QUALCOMM, Inc.	3,558,292	6,000	United States Steel Corporation	635,640
11,400	SanDisk Corporation #*	628,140	4,800	Vulcan Materials Company	427,920
177,900	Sun Microsystems, Inc. #	998,019	10,800	Weyerhaeuser Company	780,840

45,224	Symantec Corporation #	876,441		Total Materials	21,910,360

3,900	Tektronix, Inc.	108,186
22,000	Tellabs, Inc. #	209,440	Telecommunications Services (3.7%)
9,600	Teradyne, Inc. #	132,480	17,600	ALLTEL Corporation	1,226,368
71,800	Texas Instruments, Inc. *	2,627,162	306,739	AT&T, Inc. ‡	12,978,127
24,976	Tyco Electronics, Ltd.	884,900	5,700	CenturyTel, Inc.	263,454
17,700	Unisys Corporation #*	117,174	17,300	Citizens Communications
12,200	VeriSign, Inc. #*	411,628		Company	247,736
38,780	Western Union Company	813,217	7,701	Embarq Corporation	428,176
47,000	Xerox Corporation #	814,980	80,272	Qwest Communications
14,800	Xilinx, Inc.	386,872		International, Inc. #*	735,292
67,700	Yahoo!, Inc. #	1,817,068	143,120	Sprint Nextel Corporation	2,719,280

	Total Information		145,996	Verizon Communications, Inc.	6,464,703
	Technology	109,386,256	24,107	Windstream Corporation	340,391

				Total Telecommunications
Materials (3.2%)				Services	25,403,527

10,900	Air Products and Chemicals, Inc.	1,065,584
44,464	Alcoa, Inc.	1,739,432	Utilities (3.4%)
5,169	Allegheny Technologies, Inc.	568,332	33,600	AES Corporation #	673,344
2,900	Ashland, Inc.	174,609	8,300	Allegheny Energy, Inc. #	433,758
5,300	Ball Corporation	284,875	10,500	Ameren Corporation	551,250
5,400	Bemis Company, Inc.	157,194	20,160	American Electric Power
47,693	Dow Chemical Company	2,053,661		Company, Inc. *	928,973
46,211	E.I. du Pont de Nemours		16,173	CenterPoint Energy, Inc. *	259,253
	and Company	2,290,217	11,400	CMS Energy Corporation *	191,748
4,400	Eastman Chemical Company	293,612	13,700	Consolidated Edison, Inc.	634,310
8,900	Ecolab, Inc.	420,080	9,000	Constellation Energy Group, Inc.	772,110
19,196	Freeport-McMoRan Copper &		14,647	Dominion Resources, Inc. *	1,234,742
	Gold, Inc.	2,013,468	8,600	DTE Energy Company *	416,584
6,000	Hercules, Inc.	126,120	63,308	Duke Energy Corporation	1,183,227
4,500	International Flavors &		24,904	Dynegy, Inc. #	230,113
	Fragrances, Inc.	237,870	16,300	Edison International, Inc.	903,835
21,571	International Paper Company *	773,752	9,900	Entergy Corporation	1,072,071
9,381	MeadWestvaco Corporation	277,021	33,824	Exelon Corporation	2,548,977
27,378	Monsanto Company	2,347,390	15,400	FirstEnergy Corporation	975,436
22,648	Newmont Mining Corporation	1,013,045	20,400	FPL Group, Inc.	1,241,952
14,400	Nucor Corporation *	856,368	3,915	Integrys Energy Group, Inc.	200,565
6,700	Pactiv Corporation #	192,022	2,400	Nicor, Inc.	102,960
8,400	PPG Industries, Inc. *	634,620	13,909	NiSource, Inc.	266,218
16,000	Praxair, Inc. *	1,340,160	17,800	PG&E Corporation	850,840

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

75

Large Cap Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (98.5%)	Value	Shares	Common Stock (98.5%)	Value

Utilities — continued			38,000	Southern Company	$1,378,640
5,200	Pinnacle West Capital Corporation	$205,452	10,600	TECO Energy, Inc.	174,158
19,200	PPL Corporation	888,960	23,134	TXU Corporation	1,583,985
13,120	Progress Energy, Inc.	614,672	21,205	Xcel Energy, Inc. *	456,756

12,700	Public Service Enterprise			Total Utilities	23,331,981

	Group, Inc.	1,117,473

8,800	Questar Corporation	462,264		Total Common Stock
13,375	Sempra Energy	777,355		(cost $489,462,392)	677,389,791

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (13.7%)		Rate (+)	Date	Value

94,238,187	Thrivent Financial Securities Lending Trust		5.380%	N/A	$94,238,187

	Total Collateral Held for Securities Loaned
	(cost $94,238,187)				94,238,187

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (1.5%)		Rate (+)	Date	Value

$1,100,000	Federal National Mortgage Association ‡		5.080%	12/14/2007	$1,089,870
8,908,936	Thrivent Money Market Portfolio		5.140	N/A	8,908,936

	Total Short-Term Investments (cost $9,997,139)				9,998,806

	Total Investments (cost $593,697,718) 113.7%				$781,626,784

	Other Assets and Liabilities, Net (13.7%)				(94,216,258)

	Total Net Assets 100.0%				$687,410,526

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	26	December 2007	$9,695,680	$9,997,650	$301,970
Total Futures					$301,970

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 28, 2007, $1,089,870 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $19,534,087 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$234,663,580
Gross unrealized depreciation	(46,734,514)

Net unrealized appreciation (depreciation)	$187,929,066
Cost for federal income tax purposes	$593,697,718

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

76

Real Estate Securities Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Diversified REITS (5.4%)			108,695	Westfield Group	$2,087,282
27,800	Colonial Properties Trust *	$953,540	80,000	Wharf Holdings, Ltd.	391,834

55,300	Liberty Property Trust *	2,223,613		Total Foreign	26,756,678

15,100	PS Business Parks, Inc.	858,435
136,000	Vornado Realty Trust	14,871,600	Hotels, Resorts & Cruise Lines (3.2%)
18,400	Washington Real Estate		7,700	Gaylord Entertainment Company #	409,794
	Investment Trust *	610,512	94,900	Hilton Hotels Corporation	4,411,901

	Total Diversified REITS	19,517,700	11,500	Marriott International, Inc.	499,905

			9,100	Morgans Hotel Group Company #	197,925
Financials (6.4%)			7,500	Orient Express Hotels, Ltd.	384,525
83,400	iShares Dow Jones U.S. Real Estate		94,000	Starwood Hotels & Resorts
	Index Fund *	6,379,266		Worldwide, Inc.	5,710,500

258,893	SPDR DJ Wilshire International			Total Hotels, Resorts &
	Real Estate ETF *	16,633,875		Cruise Lines	11,614,550

	Total Financials	23,013,141

			Industrial REITS (7.3%)
Foreign (7.4%)			103,400	AMB Property Corporation ±	6,184,354
55,000	British Land Company plc	1,315,859	100,000	DCT Industrial Trust, Inc. *	1,047,000
14,500	Brookfield Asset Management, Inc.	558,250	28,600	EastGroup Properties, Inc.	1,294,436
228,050	Brookfield Properties Corporation *	5,678,445	11,100	First Industrial Realty
23,000	Cheung Kong Holdings, Ltd.	378,658		Trust, Inc. *	431,457
21,500	Derwent London plc	737,743	27,600	First Potomac Realty Trust	601,680
64,000	Goodman Group	390,247	256,350	ProLogis Trust *	17,008,822

178,000	GPT Group	801,474		Total Industrial REITS	26,567,749

21,000	Hammerson plc	500,804
65,000	Hang Lung Group, Ltd.	369,277	Mortgage REITS (0.5%)
53,100	Henderson Land Development		40,000	Capstead Mortgage Corporation §	411,200
	Company, Ltd.	419,515	35,400	iStar Financial, Inc.	1,203,246

108,000	Hongkong Land Holdings, Ltd.	487,372		Total Mortgage REITS	1,614,446

31,700	Hopson Development
	Holdings, Ltd.	105,058	Office REITS (13.7%)
68,000	Hysan Development Company, Ltd.	188,224	41,500	Alexandria Real Estate
9,772	IVG Immobilien AG	363,813		Equities, Inc.	3,994,790
60,000	Kerry Properties, Ltd.	460,545	38,000	American Financial Realty Trust	305,900
11,841	Klepierre	677,640	75,000	BioMed Realty Trust, Inc. *	1,807,500
49,527	Land Securities Group plc	1,700,272	122,000	Boston Properties, Inc. *	12,675,800
14,900	Liberty International plc	347,141	98,605	Brandywine Realty Trust	2,495,693
133,000	Mirvac Group	640,866	73,900	Corporate Office Properties Trust *	3,076,457
67,000	Mitsubishi Estate Company, Ltd.	1,909,635	68,000	Digital Realty Trust, Inc. *	2,678,520
63,000	Mitsui Fudosan Company, Ltd.	1,739,499	75,000	Douglas Emmett, Inc.	1,854,750
192,000	New World Development		64,000	Duke Realty Corporation *§	2,163,840
	Company, Ltd.	528,740	51,400	Highwoods Properties, Inc. *	1,884,838
88,000	Stockland	700,455	77,900	HRPT Properties Trust	770,431
10,600	Sumitomo Realty & Development		33,500	Kilroy Realty Corporation	2,031,105
	Company, Ltd.	371,078	24,500	Lexington Corporate
90,000	Sun Hung Kai Properties, Ltd.	1,514,035		Properties Trust *	490,245
5,408	Unibail-Rodamco #	1,392,917	55,500	Mack-Cali Realty Corporation	2,281,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

77

Real Estate Securities Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (97.6%)	Value	Shares	Common Stock (97.6%)	Value

Office REITS — continued			37,000	National Retail Properties, Inc.	$902,060
52,575	Maguire Properties, Inc. *	$1,358,012	16,700	Pennsylvania Real Estate
20,500	Parkway Properties, Inc.	904,870		Investment Trust *	650,298
77,794	SL Green Realty Corporation *	9,083,947	13,200	Ramco-Gershenson Properties Trust	412,368

	Total Office REITS	49,857,748	13,000	Realty Income Corporation *	363,350

			80,000	Regency Centers Corporation	6,140,000
Real Estate Management & Development (0.5%)			247,200	Simon Property Group, Inc. *	24,719,998
33,951	Forest City Enterprises *	1,872,737	41,000	Tanger Factory Outlet

	Total Real Estate			Centers, Inc. *	1,664,190
	Management & Development	1,872,737	59,600	Taubman Centers, Inc.	3,263,100

			54,200	Weingarten Realty Investors *	2,247,132

Residential REITS (15.0%)				Total Retail REITS	84,819,683

22,000	American Campus
	Communities, Inc.	644,380	Specialized REITS (14.8%)
70,000	Apartment Investment &		128,000	Ashford Hospitality Trust	1,286,400
	Management Company *	3,159,100	86,400	DiamondRock Hospitality
127,907	Archstone-Smith Trust	7,692,327		Company *	1,504,224
90,500	Avalonbay Communities, Inc. *	10,684,430	15,000	Entertainment Properties Trust *	762,000
57,200	BRE Properties, Inc. *	3,199,196	36,500	Equity Inns, Inc.	824,170
67,200	Camden Property Trust	4,317,600	91,000	Extra Space Storage, Inc. *	1,400,490
25,000	Equity Lifestyle Properties, Inc.	1,295,000	36,700	FelCor Lodging Trust, Inc. *	731,431
231,000	Equity Residential REIT	9,785,160	90,500	Health Care Property
38,400	Essex Property Trust, Inc.	4,514,688		Investors, Inc.	3,001,885
32,789	GMH Communities Trust	254,115	37,700	Health Care REIT, Inc. *	1,667,848
46,900	Home Properties, Inc. *	2,447,242	42,075	Healthcare Realty Trust, Inc.	1,121,720
36,600	Mid-America Apartment		38,700	Hersha Hospitality Trust	383,130
	Communities, Inc. *	1,824,510	39,100	Hospitality Properties Trust	1,589,415
36,400	Post Properties, Inc. *	1,408,680	452,156	Host Marriott Corporation *	10,146,381
16,985	Sun Communities, Inc. *	510,909	57,738	LaSalle Hotel Properties *	2,429,615
111,800	UDR, Inc.	2,718,976	31,500	Medical Properties Trust, Inc. *	419,580

	Total Residential REITS	54,456,313	80,100	Nationwide Health

				Properties, Inc. *	2,413,413
Retail REITS (23.4%)			40,500	Omega Healthcare Investors, Inc.	628,965
30,500	Acadia Realty Trust *	827,465	24,600	Plum Creek Timber
819	Alexander’s, Inc. #	315,724		Company, Inc.	1,101,096
42,500	CBL & Associates Properties, Inc. *	1,489,625	135,348	Public Storage, Inc.	10,645,120
33,000	Cedar Shopping Centers, Inc.	449,460	7,100	Rayonier, Inc. REIT	341,084
119,500	Developers Diversified		69,500	Senior Housing Property Trust	1,533,170
	Realty Corporation *	6,676,465	14,300	Sovran Self Storage, Inc. *	655,512
20,500	Equity One, Inc.	557,600	82,400	Strategic Hotel Capital, Inc. *	1,696,616
66,600	Federal Realty Investment Trust *	5,900,760	50,000	Sunstone Hotel Investors, Inc. *	1,282,000
213,000	General Growth Properties, Inc.	11,421,060	47,200	U-Store-It Trust	623,040
33,000	Glimcher Realty Trust *	775,500	136,326	Ventas, Inc.	5,643,896

42,200	Inland Real Estate Corporation *	653,678		Total Specialized REITS	53,832,201

179,628	Kimco Realty Corporation *	8,120,982

29,800	Kite Realty Group Trust	560,240		Total Common Stock
76,600	Macerich Company *	6,708,628		(cost $278,890,549)	353,922,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

78

Real Estate Securities Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (37.8%)	Rate (+)	Date	Value

137,301,130	Thrivent Financial Securities Lending Trust	5.380%	N/A	$137,301,130

	Total Collateral Held for Securities Loaned
	(cost $137,301,130)			137,301,130

Principal		Interest	Maturity
Amount	Short-Term Investments (2.6%)	Rate (+)	Date	Value

$9,530,000	Federal Home Loan Bank	4.001%	10/1/2007	$9,527,882

	Total Short-Term Investments (at amortized cost)			9,527,882

	Total Investments (cost $425,719,561) 138.0%			$500,751,958

	Other Assets and Liabilities, Net (38.0%)			(137,893,765)

	Total Net Assets 100.0%			$362,858,193

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets. ETF — Exchange Traded Fund

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$79,833,283
Gross unrealized depreciation	(4,800,886)

Net unrealized appreciation (depreciation)	$75,032,397
Cost for federal income tax purposes	$425,719,561

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

79

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (65.9%)	Value	Shares	Common Stock (65.9%)	Value

Consumer Discretionary (6.1%)			11,889	Interpublic Group of
2,100	Abercrombie & Fitch Company	$169,470		Companies, Inc. #	$123,408
7,700	Amazon.com, Inc. #	717,255	5,600	J.C. Penney Company, Inc.
3,600	Apollo Group, Inc. #	216,540		(Holding Company)	354,872
3,900	AutoNation, Inc. #	69,108	5,000	Johnson Controls, Inc. *	590,550
1,300	AutoZone, Inc. #	150,982	2,400	Jones Apparel Group, Inc.	50,712
6,900	Bed Bath & Beyond, Inc. #	235,428	2,000	KB Home *	50,120
10,175	Best Buy Company, Inc. *	468,254	8,000	Kohl’s Corporation #±	458,640
2,500	Big Lots, Inc. #	74,600	4,600	Leggett & Platt, Inc.	88,136
1,800	Black & Decker Corporation	149,940	3,600	Lennar Corporation	81,540
2,400	Brunswick Corporation	54,864	8,062	Limited Brands, Inc.	184,539
11,100	Carnival Corporation	537,573	2,600	Liz Claiborne, Inc.	89,258
17,262	CBS Corporation *	543,753	37,400	Lowe’s Companies, Inc. *	1,047,948
3,000	Centex Corporation	79,710	10,900	Macy’s Group, Inc	352,288
4,300	Circuit City Stores, Inc.	34,013	8,000	Marriott International, Inc.	347,760
12,500	Clear Channel		9,925	Mattel, Inc.	232,840
	Communications, Inc. *	468,000	30,200	McDonald’s Corporation	1,644,994
9,400	Coach, Inc. #±	444,338	8,600	McGraw-Hill Companies, Inc.	437,826
78,265	Comcast Corporation #	1,892,448	1,000	Meredith Corporation	57,300
6,900	D.R. Horton, Inc. ±	88,389	3,700	New York Times Company *	73,112
3,700	Darden Restaurants, Inc.	154,882	7,126	Newell Rubbermaid, Inc.	205,371
1,600	Dillard’s, Inc.	34,928	58,700	News Corporation	1,290,813
19,200	DIRECTV Group, Inc. #	466,176	9,700	NIKE, Inc.	569,002
1,800	Dow Jones & Company, Inc.	107,460	5,000	Nordstrom, Inc.	234,450
2,400	E.W. Scripps Company	100,800	7,000	Office Depot, Inc. #	144,340
7,300	Eastman Kodak Company *	195,348	2,100	OfficeMax, Inc.	71,967
3,700	Family Dollar Stores, Inc.	98,272	8,400	Omnicom Group, Inc.	403,956
53,200	Ford Motor Company #*	451,668	1,500	Polo Ralph Lauren Corporation	116,625
3,800	Fortune Brands, Inc. *	309,662	5,300	Pulte Homes, Inc.	72,133
6,000	Gannett Company, Inc.	262,200	3,500	RadioShack Corporation	72,310
12,500	Gap, Inc.	230,500	1,880	Sears Holdings Corporation #*	239,136
14,300	General Motors Corporation	524,810	2,900	Sherwin-Williams Company	190,559
4,400	Genuine Parts Company	220,000	1,500	Snap-On, Inc.	74,310
5,300	Goodyear Tire &		2,100	Stanley Works	117,873
	Rubber Company #*	161,173	18,000	Staples, Inc.	386,820
8,200	H&R Block, Inc.	173,676	18,800	Starbucks Corporation #	492,560
6,400	Harley-Davidson, Inc. *	295,744	5,400	Starwood Hotels & Resorts
1,600	Harman International			Worldwide, Inc.	328,050
	Industries, Inc.	138,432	21,400	Target Corporation	1,360,398
4,800	Harrah’s Entertainment, Inc.	417,264	3,400	Tiffany & Company	177,990
4,200	Hasbro, Inc. ±	117,096	94,450	Time Warner, Inc.	1,734,102
9,800	Hilton Hotels Corporation	455,602	11,200	TJX Companies, Inc.	325,584
42,700	Home Depot, Inc. *	1,385,188	2,015	Tribune Company	55,050
4,800	IAC InterActiveCorp #	142,416	2,300	VF Corporation	185,725
8,500	International Game Technology	366,350	17,362	Viacom, Inc. #	676,597

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

80

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (65.9%)	Value	Shares	Common Stock (65.9%)	Value

Consumer Discretionary — continued			3,500	Whole Foods Market, Inc. *	$171,360
49,187	Walt Disney Company ±	$1,691,541	5,525	William Wrigley Jr. Company	354,871

2,400	Wendy’s International, Inc.	83,784		Total Consumer Staples	32,508,659

2,059	Whirlpool Corporation	183,439
4,532	Wyndham Worldwide Corporation	148,468	Energy (7.7%)
13,120	Yum! Brands, Inc.	443,850	11,736	Anadarko Petroleum Corporation	630,810

	Total Consumer		8,368	Apache Corporation ±	753,622
	Discretionary	31,546,958	8,020	Baker Hughes, Inc.	724,767

			7,300	BJ Services Company	193,815
Consumer Staples (6.3%)			10,300	Chesapeake Energy Corporation *	363,178
53,300	Altria Group, Inc.	3,705,949	53,974	Chevron Corporation *	5,050,887
18,900	Anheuser-Busch Companies, Inc. *	944,811	41,182	ConocoPhillips	3,614,544
16,241	Archer-Daniels-Midland Company	537,252	4,600	CONSOL Energy, Inc.	214,360
11,000	Avon Products, Inc. ±	412,830	11,300	Devon Energy Corporation ±	940,160
2,200	Brown-Forman Corporation	164,802	17,686	El Paso Corporation	300,131
5,700	Campbell Soup Company	210,900	3,800	ENSCO International, Inc.	213,180
3,700	Clorox Company	225,663	6,200	EOG Resources, Inc.	448,446
50,400	Coca-Cola Company ±	2,896,488	140,472	Exxon Mobil Corporation	13,002,088
7,300	Coca-Cola Enterprises, Inc.	176,806	22,500	Halliburton Company	864,000
12,900	Colgate-Palmolive Company	920,028	7,000	Hess Corporation	465,710
12,500	ConAgra Foods, Inc.	326,625	17,222	Marathon Oil Corporation	981,998
5,000	Constellation Brands, Inc. #	121,050	4,700	Murphy Oil Corporation	328,483
11,000	Costco Wholesale Corporation	675,070	7,100	Nabors Industries, Ltd. #	218,467
37,505	CVS/Caremark Corporation	1,486,323	4,500	National Oilwell Varco, Inc. #	650,250
3,400	Dean Foods Company	86,972	6,800	Noble Corporation	333,540
3,100	Estee Lauder Companies, Inc.	131,626	21,000	Occidental Petroleum Corporation	1,345,680
8,300	General Mills, Inc.	481,483	6,700	Peabody Energy Corporation	320,729
8,250	H.J. Heinz Company	381,150	2,900	Rowan Companies, Inc.	106,082
4,300	Hershey Company	199,563	30,200	Schlumberger, Ltd.	3,171,000
6,800	Kellogg Company	380,800	5,000	Smith International, Inc.	357,000
10,780	Kimberly-Clark Corporation	757,403	15,921	Spectra Energy Corporation	389,746
39,860	Kraft Foods, Inc.	1,375,569	3,100	Sunoco, Inc.	219,418
17,900	Kroger Company	510,508	3,600	Tesoro Petroleum Corporation	165,672
3,400	McCormick & Company, Inc.	122,298	7,336	Transocean, Inc. #	829,335
1,700	Molson Coors Brewing Company	169,439	14,000	Valero Energy Corporation	940,520
3,600	Pepsi Bottling Group, Inc.	133,812	8,600	Weatherford International, Ltd. #	577,748
41,020	PepsiCo, Inc. *	3,005,125	15,200	Williams Companies, Inc.	517,712
78,992	Procter & Gamble Company *	5,556,297	9,700	XTO Energy, Inc.	599,848

4,400	Reynolds American, Inc.	279,796		Total Energy	39,832,926

11,100	Safeway, Inc.	367,521
18,300	Sara Lee Corporation	305,427	Financials (13.0%)
5,269	SUPERVALU, Inc.	205,544	8,300	ACE, Ltd.	502,731
15,500	SYSCO Corporation *	551,645	12,300	AFLAC, Inc. ±	701,592
6,900	Tyson Foods, Inc.	123,165	14,796	Allstate Corporation ±	846,183
4,200	UST, Inc. *	208,320	2,550	Ambac Financial Group, Inc. *	160,420
25,200	Walgreen Company	1,190,448	4,800	American Capital Strategies, Ltd. *	205,104
60,800	Wal-Mart Stores, Inc. ±	2,653,920	29,900	American Express Company ±	1,775,163

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

81

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (65.9%)	Value	Shares	Common Stock (65.9%)	Value

Financials — continued			8,000	Hartford Financial Services
64,902	American International			Group, Inc.	$740,400
	Group, Inc. ±	$4,390,620	13,200	Host Marriott Corporation	296,208
5,940	Ameriprise Financial, Inc.	374,873	13,500	Hudson City Bancorp, Inc.	207,630
7,450	Aon Corporation	333,834	9,316	Huntington Bancshares, Inc.	158,186
2,500	Apartment Investment &		1,700	IntercontinentalExchange, Inc. #	258,230
	Management Company	112,825	85,698	J.P. Morgan Chase & Company	3,926,682
5,600	Archstone-Smith Trust	336,784	3,900	Janus Capital Group, Inc.	110,292
2,500	Assurant, Inc.	133,750	9,900	KeyCorp	320,067
2,200	Avalonbay Communities, Inc.	259,732	6,300	Kimco Realty Corporation	284,823
1	Banco Bilbao Vizcaya		3,400	Legg Mason, Inc.	286,586
	Argentaria SA	5	13,400	Lehman Brothers Holdings, Inc.	827,182
112,407	Bank of America Corporation ±	5,650,700	4,200	Leucadia National Corporation	202,524
28,801	Bank of New York		6,811	Lincoln National Corporation *	449,331
	Mellon Corporation	1,271,276	11,200	Loews Corporation	541,520
13,900	BB&T Corporation	561,421	2,000	M&T Bank Corporation	206,900
2,978	Bear Stearns Companies, Inc.	365,728	13,700	Marsh & McLennan
3,200	Boston Properties, Inc. *	332,480		Companies, Inc.	349,350
10,565	Capital One Financial Corporation	701,833	6,800	Marshall & Ilsley Corporation	297,636
4,900	CB Richard Ellis Group, Inc. #	136,416	3,200	MBIA, Inc. *	195,360
23,925	Charles Schwab Corporation *	516,780	21,900	Merrill Lynch & Company, Inc.	1,561,032
9,900	Chubb Corporation *	531,036	18,800	MetLife, Inc.	1,310,924
4,451	Cincinnati Financial Corporation	192,773	2,100	MGIC Investment Corporation	67,851
4,900	CIT Group, Inc.	196,980	5,600	Moody’s Corporation	282,240
125,989	Citigroup, Inc. ±	5,879,907	26,590	Morgan Stanley	1,675,170
1,400	CME Group, Inc.	822,290	16,000	National City Corporation	401,440
3,900	Comerica, Inc.	199,992	4,900	Northern Trust Corporation ±	324,723
5,000	Commerce Bancorp, Inc. *	193,900	4,600	Plum Creek Timber Company, Inc.	205,896
14,498	Countrywide Financial		8,600	PNC Financial Services
	Corporation *	275,607		Group, Inc. *	585,660
3,300	Developers Diversified Realty		6,700	Principal Financial Group, Inc.	422,703
	Corporation	184,371	18,300	Progressive Corporation	355,203
11,995	Discover Financial Services #	249,496	6,500	ProLogis Trust	431,275
10,700	E*TRADE Financial Corporation #	139,742	11,700	Prudential Financial, Inc.	1,141,686
7,000	Equity Residential REIT ±	296,520	3,200	Public Storage, Inc.	251,680
16,400	Federal Home Loan		17,800	Regions Financial Corporation	524,744
	Mortgage Corporation	967,764	2,800	SAFECO Corporation	171,416
24,600	Federal National		5,600	Simon Property Group, Inc.	560,000
	Mortgage Association	1,495,926	10,400	SLM Corporation	516,568
2,300	Federated Investors, Inc.	91,310	9,080	Sovereign Bancorp, Inc.	154,723
13,516	Fifth Third Bancorp	457,922	9,800	State Street Corporation *	667,968
3,300	First Horizon National		8,900	SunTrust Banks, Inc.	673,463
	Corporation *	87,978	8,350	Synovus Financial Corporation	234,218
4,200	Franklin Resources, Inc.	535,500	6,700	T. Rowe Price Group, Inc.	373,123
6,200	General Growth Properties, Inc.	332,444	2,500	Torchmark Corporation	155,800
11,200	Genworth Financial, Inc.	344,176	16,725	Travelers Companies, Inc.	841,936
10,200	Goldman Sachs Group, Inc.	2,210,748	43,821	U.S. Bancorp ±	1,425,497

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

82

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (65.9%)	Value	Shares	Common Stock (65.9%)	Value

Financials — continued			55,100	Merck & Company, Inc.	$2,848,119
9,058	UnumProvident Corporation	$221,649	1,400	Millipore Corporation #	106,120
3,300	Vornado Realty Trust	360,855	6,300	Mylan Laboratories, Inc.	100,548
48,223	Wachovia Corporation	2,418,383	3,600	Patterson Companies, Inc. #	138,996
22,181	Washington Mutual, Inc.	783,211	3,100	PerkinElmer, Inc.	90,551
84,620	Wells Fargo & Company	3,014,164	175,451	Pfizer, Inc.	4,286,268
4,600	XL Capital, Ltd.	364,320	3,900	Quest Diagnostics, Inc.	225,303
2,900	Zions Bancorporation	199,143	41,000	Schering-Plough Corporation	1,296,830

	Total Financials	67,694,203	8,580	St. Jude Medical, Inc. #	378,121

			6,000	Stryker Corporation	412,560
Health Care (7.7%)			11,950	Tenet Healthcare Corporation #*	40,152
39,100	Abbott Laboratories ±	2,096,542	10,800	Thermo Electron Corporation #	623,376
12,956	Aetna, Inc.	703,122	33,500	UnitedHealth Group, Inc.	1,622,405
7,800	Allergan, Inc.	502,866	3,200	Varian Medical Systems, Inc. #	134,048
4,600	AmerisourceBergen Corporation	208,518	2,600	Waters Corporation #	173,992
27,452	Amgen, Inc. #	1,552,960	2,700	Watson Pharmaceuticals, Inc. #	87,480
4,600	Applera Corporation (Applied		15,400	WellPoint, Inc. #	1,215,368
	Biosystems Group)	159,344	34,000	Wyeth	1,514,700
2,800	Barr Pharmaceuticals, Inc. #	159,348	5,990	Zimmer Holdings, Inc. #	485,130

1,600	Bausch & Lomb, Inc.	102,400		Total Health Care	39,746,161

16,400	Baxter International, Inc.	922,992
6,200	Becton, Dickinson and Company	508,710	Industrials (7.6%)
7,230	Biogen Idec, Inc. #	479,566	18,100	3M Company	1,693,798
33,750	Boston Scientific Corporation #*	470,812	7,400	Allied Waste Industries, Inc. #	94,350
50,100	Bristol-Myers Squibb Company ±	1,443,882	4,600	American Standard
2,700	C.R. Bard, Inc.	238,113		Companies, Inc.	163,852
9,175	Cardinal Health, Inc.	573,713	2,700	Avery Dennison Corporation *	153,954
9,600	Celgene Corporation #	684,576	19,828	Boeing Company ±	2,081,742
7,100	CIGNA Corporation ±	378,359	7,592	Burlington Northern Santa Fe
3,950	Coventry Health Care, Inc. #	245,730		Corporation	616,243
12,515	Covidien, Ltd. #	519,372	4,400	C.H. Robinson Worldwide, Inc.	238,876
25,000	Eli Lilly and Company	1,423,250	16,100	Caterpillar, Inc.	1,262,723
6,600	Express Scripts, Inc. #	368,412	3,500	Cintas Corporation	129,850
8,100	Forest Laboratories, Inc. #	302,049	4,800	Cooper Industries, Ltd.	245,232
6,700	Genzyme Corporation #	415,132	11,100	CSX Corporation	474,303
23,500	Gilead Sciences, Inc. #	960,445	2,600	Cummins, Inc.	332,514
4,030	Hospira, Inc. #	167,044	6,200	Danaher Corporation *	512,802
4,300	Humana, Inc. #	300,484	5,600	Deere & Company	831,152
5,100	IMS Health, Inc.	156,264	5,300	Dover Corporation	270,035
73,306	Johnson & Johnson	4,816,204	3,600	Eaton Corporation	356,544
6,133	King Pharmaceuticals, Inc. #	71,879	20,000	Emerson Electric Company	1,064,400
2,900	Laboratory Corporation of		3,700	Equifax, Inc. ±	141,044
	America Holdings #	226,867	7,840	FedEx Corporation	821,240
2,000	Manor Care, Inc.	128,800	2,300	Fluor Corporation	331,154
7,480	McKesson Corporation	439,749	10,300	General Dynamics Corporation *	870,041
6,855	Medco Health Solutions, Inc. #	619,623	259,600	General Electric Company ‡	10,747,440
28,700	Medtronic, Inc. *	1,618,967	3,100	Goodrich Corporation	211,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

83

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (65.9%)	Value	Shares	Common Stock (65.9%)	Value

Industrials — continued			11,539	Avaya, Inc. #	$195,701
18,937	Honeywell International, Inc. *	$1,126,183	5,000	BMC Software, Inc. #±	156,150
10,600	Illinois Tool Works, Inc.	632,184	11,850	Broadcom Corporation #	431,814
7,200	Ingersoll-Rand Company	392,184	9,775	CA, Inc.	251,413
4,600	ITT Corporation	312,478	2,114	CIENA Corporation #*	80,501
3,200	L-3 Communications		154,300	Cisco Systems, Inc. #±	5,108,873
	Holdings, Inc.	326,848	4,600	Citrix Systems, Inc. #	185,472
8,700	Lockheed Martin Corporation	943,863	3,600	Cognizant Technology
9,300	Masco Corporation	215,481		Solutions Corporation #	287,172
3,300	Monster Worldwide, Inc. #	112,398	4,400	Computer Sciences Corporation #	245,960
10,000	Norfolk Southern Corporation	519,100	7,600	Compuware Corporation #*	60,952
8,806	Northrop Grumman Corporation	686,868	3,600	Convergys Corporation #	62,496
6,300	PACCAR, Inc.	537,075	39,800	Corning, Inc.	981,070
3,200	Pall Corporation	124,480	57,500	Dell, Inc. #±	1,587,000
2,900	Parker-Hannifin Corporation	324,307	28,900	eBay, Inc. #	1,127,678
5,700	Pitney Bowes, Inc.	258,894	7,900	Electronic Arts, Inc. #	442,321
3,400	Precision Castparts Corporation	503,132	12,800	Electronic Data
5,600	R.R. Donnelley & Sons Company	204,736		Systems Corporation	279,552
11,100	Raytheon Company	708,402	53,124	EMC Corporation #	1,104,979
4,100	Robert Half International, Inc.	122,426	4,300	Fidelity National Information
3,900	Rockwell Automation, Inc.	271,089		Services, Inc.	190,791
4,400	Rockwell Collins, Inc.	321,376	4,150	Fiserv, Inc. #	211,069
1,600	Ryder System, Inc.	78,400	5,800	Google, Inc. #	3,290,166
18,880	Southwest Airlines Company	279,424	65,261	Hewlett-Packard Company	3,249,345
2,600	Terex Corporation #	231,452	147,900	Intel Corporation	3,824,694
6,400	Textron, Inc.	398,144	34,400	International Business
12,515	Tyco International, Ltd.	554,915		Machines Corporation	4,052,320
6,700	Union Pacific Corporation	757,502	8,500	Intuit, Inc. #	257,550
26,700	United Parcel Service, Inc. *	2,005,170	5,200	Jabil Circuit, Inc.	118,768
25,100	United Technologies Corporation	2,020,048	5,300	JDS Uniphase Corporation #*	79,288
1,900	W.W. Grainger, Inc.	173,261	13,000	Juniper Networks, Inc. #	475,930
13,130	Waste Management, Inc.	495,526	4,800	KLA-Tencor Corporation	267,744

	Total Industrials	39,282,148	2,400	Lexmark International, Inc. #	99,672

			5,800	Linear Technology Corporation *	202,942
Information Technology (10.6%)			18,100	LSI Corporation #	134,302
14,900	Adobe Systems, Inc. #±	650,534	5,700	MEMC Electronic Materials, Inc. #	335,502
13,900	Advanced Micro Devices, Inc. #*	183,480	5,600	Microchip Technology, Inc.	203,392
2,700	Affiliated Computer		19,100	Micron Technology, Inc. #*	212,010
	Services, Inc. #	135,648	204,300	Microsoft Corporation ±	6,018,678
9,763	Agilent Technologies, Inc. #	360,059	3,650	Molex, Inc.	98,294
4,100	Akamai Technologies, Inc. #	117,793	58,621	Motorola, Inc.	1,086,247
9,000	Altera Corporation *	216,720	6,000	National Semiconductor
7,800	Analog Devices, Inc.	282,048		Corporation	162,720
22,000	Apple Computer, Inc. #	3,377,880	4,500	NCR Corporation #	224,100
34,900	Applied Materials, Inc. *	722,430	9,000	Network Appliance, Inc. #	242,190
5,800	Autodesk, Inc. #±	289,826	8,900	Novell, Inc. #	67,996
13,400	Automatic Data Processing, Inc.	615,462	3,300	Novellus Systems, Inc. #	89,958

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

84

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (65.9%)	Value	Shares	Common Stock (65.9%)	Value

Information Technology — continued			8,100	Praxair, Inc. *	$678,456
13,850	NVIDIA Corporation #	$501,924	3,511	Rohm and Haas Company	195,457
99,859	Oracle Corporation #	2,161,947	4,028	Sealed Air Corporation	102,956
8,650	Paychex, Inc.	354,650	3,400	Sigma-Aldrich Corporation	165,716
3,800	QLogic Corporation #	51,110	2,700	Temple-Inland, Inc.	142,101
42,400	QUALCOMM, Inc.	1,791,824	3,000	United States Steel Corporation	317,820
5,700	SanDisk Corporation #*	314,070	2,400	Vulcan Materials Company	213,960
89,600	Sun Microsystems, Inc. #	502,656	5,400	Weyerhaeuser Company	390,420

22,772	Symantec Corporation #	441,321		Total Materials	11,025,392

2,000	Tektronix, Inc.	55,480
11,100	Tellabs, Inc. #	105,672	Telecommunications Services (2.5%)
4,900	Teradyne, Inc. #	67,620	8,800	ALLTEL Corporation	613,184
36,200	Texas Instruments, Inc.	1,324,558	154,479	AT&T, Inc. ±	6,536,006
12,515	Tyco Electronics, Ltd.	443,406	2,850	CenturyTel, Inc.	131,727
8,900	Unisys Corporation #	58,918	8,800	Citizens Communications
6,200	VeriSign, Inc. #	209,188		Company	126,016
19,562	Western Union Company	410,215	3,898	Embarq Corporation	216,729
23,700	Xerox Corporation #	410,958	40,418	Qwest Communications
7,500	Xilinx, Inc.	196,050		International, Inc. #*	370,229
34,100	Yahoo!, Inc. #	915,244	72,069	Sprint Nextel Corporation	1,369,311

	Total Information		73,470	Verizon Communications, Inc.	3,253,252
	Technology	55,053,463	12,117	Windstream Corporation	171,092

				Total Telecommunications
Materials (2.1%)				Services	12,787,546

5,400	Air Products and Chemicals, Inc.	527,904
22,364	Alcoa, Inc.	874,880	Utilities (2.3%)
2,581	Allegheny Technologies, Inc.	283,781	16,900	AES Corporation #±	338,676
1,500	Ashland, Inc.	90,315	4,200	Allegheny Energy, Inc. #	219,492
2,700	Ball Corporation	145,125	5,300	Ameren Corporation	278,250
2,700	Bemis Company, Inc.	78,597	10,140	American Electric Power
23,977	Dow Chemical Company ±	1,032,450		Company, Inc. *	467,251
23,319	E.I. du Pont de Nemours		8,224	CenterPoint Energy, Inc.	131,831
	and Company	1,155,690	5,800	CMS Energy Corporation	97,556
2,200	Eastman Chemical Company	146,806	7,000	Consolidated Edison, Inc.	324,100
4,500	Ecolab, Inc.	212,400	4,600	Constellation Energy Group, Inc.	394,634
9,644	Freeport-McMoRan Copper &		7,315	Dominion Resources, Inc.	616,654
	Gold, Inc.	1,011,559	4,400	DTE Energy Company *	213,136
3,000	Hercules, Inc. ±	63,060	31,842	Duke Energy Corporation	595,127
2,300	International Flavors &		12,509	Dynegy, Inc. #	115,583
	Fragrances, Inc.	121,578	8,300	Edison International, Inc.	460,235
10,921	International Paper Company *	391,736	4,900	Entergy Corporation ±	530,621
4,780	MeadWestvaco Corporation	141,153	17,074	Exelon Corporation ±	1,286,697
13,766	Monsanto Company	1,180,297	7,700	FirstEnergy Corporation	487,718
11,417	Newmont Mining Corporation	510,682	10,300	FPL Group, Inc.	627,064
7,200	Nucor Corporation *	428,184	2,107	Integrys Energy Group, Inc.	107,942
3,400	Pactiv Corporation #	97,444	1,300	Nicor, Inc.	55,770
4,300	PPG Industries, Inc.	324,865	7,034	NiSource, Inc.	134,631

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

85

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (65.9%)	Value	Shares	Common Stock (65.9%)	Value

Utilities — continued			19,100	Southern Company	$692,948
8,900	PG&E Corporation	$425,420	5,400	TECO Energy, Inc.	88,722
2,600	Pinnacle West Capital Corporation	102,726	11,640	TXU Corporation	796,991
9,800	PPL Corporation	453,740	10,710	Xcel Energy, Inc. *	230,693

6,591	Progress Energy, Inc.	308,788	Total Utilities		11,776,977

6,400	Public Service Enterprise

	Group, Inc.	563,136	Total Common Stock
4,500	Questar Corporation	236,385	(cost $229,153,353)		341,254,433

6,787	Sempra Energy	394,460

Principal			Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)		Rate	Date	Value

Asset-Backed Securities (6.1%)
$2,000,000	Americredit Automobile Receivables Trust ±†		5.878%	10/6/2007	$1,986,398
957,005	Bear Stearns Asset-Backed Securities, Inc. ±†		5.371	10/25/2007	954,243
925,377	Bear Stearns Mortgage Funding Trust †		5.271	10/25/2007	723,449
181,967	California Infrastructure PG&E Company		6.480	12/26/2009	182,576
14,634	Countrywide Asset-Backed Certificates †		5.211	10/25/2007	14,634
2,000,000	Countrywide Asset-Backed Certificates ±		5.549	4/25/2036	1,984,606
750,000	Countrywide Home Loans Asset-Backed Securities		6.085	6/25/2021	733,916
2,000,000	Credit Based Asset Servicing and Securitization, LLC †		5.241	10/25/2007	1,983,208
1,000,000	Credit Based Asset Servicing and Securitization, LLC		5.501	12/25/2036	991,808
2,500,000	DaimlerChrysler Master Owner Trust †		5.803	10/15/2007	2,497,230
1,000,000	Discover Card Master Trust I §		1.223	3/16/2020	998,210
1,000,000	First Franklin Mortgage Loan Asset-Backed Certificates †		5.241	10/25/2007	985,422
814,829	First Horizon ABS Trust †		5.261	10/25/2007	799,742
1,343,704	First Horizon ABS Trust †		5.291	10/25/2007	1,319,360
1,500,000	Ford Credit Floor Plan Master Owner Trust †		5.933	10/15/2007	1,472,456
2,000,000	GE Dealer Floorplan Master Note Trust †		5.536	10/20/2007	1,997,898
1,500,000	GMAC Mortgage Corporation Loan Trust †		5.201	10/25/2007	1,480,557
2,500,000	GMAC Mortgage Corporation Loan Trust †		5.221	10/25/2007	2,487,672
1,258,617	IndyMac Seconds Asset-Backed Trust †		5.301	10/25/2007	1,224,249
141,139	Massachusetts RRB Special Purpose Trust		3.780	9/15/2010	140,094
299,486	Master Asset-Backed Securities Trust †		5.211	10/25/2007	299,090
1,071,599	National Collegiate Student Loan Trust †		5.191	10/25/2007	1,072,305
282,312	Popular ABS Mortgage Pass-Through Trust †		5.261	10/25/2007	281,663
59,468	Residential Asset Securities Corporation †		5.211	10/25/2007	59,454
1,223,746	Residential Funding Mortgage Securities II †		5.261	10/25/2007	1,212,400
570,704	SLM Student Loan Trust †		5.370	10/25/2007	570,834
2,000,000	Textron Financial Floorplan Master Note Trust †		5.923	10/13/2007	1,998,236
1,394,626	Wachovia Asset Securitization, Inc. †		5.271	10/25/2007	1,374,362

		Total Asset-Backed Securities			31,826,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

86

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Basic Materials (0.2%)
$250,000	Alcan, Inc.	5.000%	6/1/2015	$238,917
225,000	Alcan, Inc.	6.125	12/15/2033	216,059
550,000	Weyerhaeuser Company	6.750	3/15/2012	571,000

	Total Basic Materials			1,025,976

Capital Goods (0.4%)
350,000	Boeing Capital Corporation	6.100	3/1/2011	361,281
225,000	Caterpillar, Inc.	4.500	6/15/2009	223,132
800,000	General Electric Company	5.000	2/1/2013	793,013
300,000	John Deere Capital Corporation	7.000	3/15/2012	320,733
225,000	Northrop Grumman Corporation	7.125	2/15/2011	238,898
225,000	United Technologies Corporation	6.050	6/1/2036	225,894

	Total Capital Goods			2,162,951

Commercial Mortgage-Backed Securities (5.4%)
1,000,000	Banc of America Commercial Mortgage, Inc.	5.118	7/11/2043	998,735
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. †	5.903	10/15/2007	2,481,250
400,000	Bear Stearns Commercial Mortgage Securities, Inc.	3.869	2/11/2041	393,807
1,850,981	Chase Mortgage Finance Corporation	4.582	2/25/2037	1,812,825
356,901	Citigroup Commercial Mortgage Trust †	5.823	10/15/2007	356,033
83,774	Commercial Mortgage Pass-Through Certificates †	5.853	10/15/2007	83,774
2,000,000	Commercial Mortgage Pass-Through Certificates †	5.883	10/15/2007	1,974,328
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	480,654
2,000,000	Credit Suisse Mortgage Capital Certificates †	5.923	10/15/2007	1,989,062
2,000,000	Crown Castle International Corporation	5.245	11/15/2036	1,997,880
200,000	General Electric Commercial Mortgage Corporation	4.641	9/10/2013	195,287
1,500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	1,465,724
1,000,000	Greenwich Capital Commercial Funding Corporation	5.317	6/10/2036	993,106
1,000,000	GS Mortgage Securities Corporation II †	5.928	10/6/2007	991,332
400,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	4.654	1/12/2037	390,013
1,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.336	5/15/2047	1,471,820
1,820,326	J.P. Morgan Mortgage Trust	5.006	7/25/2035	1,811,687
1,000,000	LB-UBS Commercial Mortgage Trust	3.086	5/15/2027	987,380
1,429,207	Merrill Lynch Mortgage Investors, Inc.	4.873	6/25/2035	1,421,777
1,486,279	Nationslink Funding Corporation	6.316	1/20/2031	1,498,718
1,562,576	Thornburg Mortgage Securities Trust †	5.221	10/25/2007	1,552,063
810,505	Thornburg Mortgage Securities Trust †	5.241	10/25/2007	800,360
838,190	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	820,698
986,466	Zuni Mortgage Loan Trust †	5.261	10/25/2007	978,912

	Total Commercial Mortgage-Backed Securities			27,947,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

87

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Communications Services (1.3%)
$225,000	British Telecom plc	8.625%	12/15/2010	$247,713
225,000	British Telecom plc	9.125	12/15/2030	297,945
450,000	Cingular Wireless, Inc.	6.500	12/15/2011	469,758
200,000	Comcast Corporation	5.500	3/15/2011	200,385
500,000	Cox Communications, Inc.	7.750	11/1/2010	532,842
115,000	Cox Communications, Inc.	6.450	12/1/2036	112,186
225,000	Deutsche Telekom International Finance BV ±	8.000	6/15/2010	241,016
225,000	France Telecom SA	7.750	3/1/2011	241,857
450,000	New Cingular Wireless Services, Inc. ±	7.875	3/1/2011	486,904
500,000	News America, Inc.	4.750	3/15/2010	494,222
225,000	News America, Inc.	6.400	12/15/2035	217,295
225,000	SBC Communications, Inc.	5.875	2/1/2012	230,126
600,000	Sprint Capital Corporation	7.625	1/30/2011	636,197
450,000	Sprint Capital Corporation	6.900	5/1/2019	451,780
550,000	Telecom Italia Capital SA	5.250	11/15/2013	533,774
425,000	Tele-Communications, Inc. (TCI Group)	7.875	8/1/2013	465,120
1,000,000	Verizon Global Funding Corporation	7.250	12/1/2010	1,062,302

	Total Communications Services			6,921,422

Consumer Cyclical (0.4%)
650,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	682,033
500,000	Johnson Controls, Inc.	7.125	7/15/2017	547,310
450,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	516,160
500,000	Walt Disney Company	5.625	9/15/2016	501,888

	Total Consumer Cyclical			2,247,391

Consumer Non-Cyclical (0.7%)
225,000	Boston Scientific Corporation	7.000	11/15/2035	195,188
800,000	Bunge Limited Finance Corporation	5.350	4/15/2014	767,625
425,000	Coca-Cola HBC Finance BV	5.125	9/17/2013	414,284
482,000	General Mills, Inc.	6.000	2/15/2012	492,704
500,000	Kraft Foods, Inc.	6.250	6/1/2012	516,225
500,000	Kroger Company	4.950	1/15/2015	472,647
500,000	WellPoint, Inc.	5.000	12/15/2014	475,978
450,000	Wyeth	6.000	2/15/2036	432,793

	Total Consumer Non-Cyclical			3,767,444

Energy (0.3%)
500,000	Burlington Resources, Inc.	6.500	12/1/2011	522,666
800,000	Conoco Funding Company	6.350	10/15/2011	833,954
250,000	PennzEnergy Company	10.125	11/15/2009	274,783

	Total Energy			1,631,403

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

88

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Financials (3.1%)
$450,000	Allstate Corporation	5.000%	8/15/2014	$435,627
250,000	Associates Corporation of North America ±	6.250	11/1/2008	252,879
225,000	BAC Capital Trust XI	6.625	5/23/2036	228,964
675,000	Bank of America Corporation	4.750	8/15/2013	645,595
1,350,000	Bank One Corporation ±	5.900	11/15/2011	1,374,459
700,000	BB&T Corporation	6.500	8/1/2011	726,921
900,000	BNP Paribas SA ±	5.186	6/29/2015	824,817
900,000	Capital One Financial Corporation	5.250	2/21/2017	827,877
650,000	CIT Group, Inc.	4.750	12/15/2010	618,626
650,000	Credit Suisse First Boston USA, Inc.	3.875	1/15/2009	641,746
675,000	Goldman Sachs Group, Inc.	6.600	1/15/2012	707,350
425,000	Household Finance Corporation	4.750	5/15/2009	422,301
500,000	HSBC Finance Corporation	5.000	6/30/2015	472,162
650,000	Lehman Brothers Holdings, Inc.	3.950	11/10/2009	634,783
450,000	Merrill Lynch & Company, Inc.	5.000	2/3/2014	431,223
350,000	MetLife, Inc.	5.000	6/15/2015	333,679
1,100,000	Morgan Stanley Dean Witter & Company	6.750	4/15/2011	1,149,643
1,244,301	Preferred Term Securities XXIII, Ltd. †	5.894	12/24/2007	1,195,774
425,000	ProLogis Trust	5.500	3/1/2013	417,713
500,000	Prudential Financial, Inc.	4.750	6/13/2015	470,032
225,000	Prudential Financial, Inc.	5.700	12/14/2036	207,331
400,000	Residential Capital Corporation	7.500	4/17/2013	323,000
450,000	Student Loan Marketing Corporation	4.000	1/15/2010	421,583
450,000	Union Planters Corporation	4.375	12/1/2010	434,988
425,000	Wachovia Bank NA	4.875	2/1/2015	402,022
500,000	Washington Mutual Bank FA	5.500	1/15/2013	481,880
900,000	Wells Fargo & Company	4.200	1/15/2010	884,930

	Total Financials			15,967,905

Foreign (1.3%)
300,000	Codelco, Inc.	6.375	11/30/2012	312,483
450,000	Export-Import Bank of Korea ±	4.125	2/10/2009	442,242
1,200,000	Inter-American Development Bank	5.375	11/18/2008	1,210,679
1,000,000	Ontario Electricity Financial Corporation	7.450	3/31/2013	1,124,701
425,000	Pemex Project Funding Master Trust	9.125	10/13/2010	469,838
250,000	Petro-Canada, Ltd.	8.600	1/15/2010	272,279
500,000	Province of Newfoundland	8.650	10/22/2022	657,476
600,000	Province of Quebec	4.875	5/5/2014	599,239
750,000	Republic of Italy	4.375	6/15/2013	740,950
900,000	United Mexican States	5.625	1/15/2017	897,300

	Total Foreign			6,727,187

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

89

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities (10.9%)
$7,352	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500%	4/1/2009	$7,397
10,450	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	8/1/2010	10,704
925	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	11/1/2010	947
38,020	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	2/1/2011	38,925
26,377	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	5/1/2012	26,844
4,228	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	8.000	6/1/2012	4,422
9,767	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	8/1/2012	10,100
18,078	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	11/1/2012	18,557
14,714	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	8/1/2013	15,110
70,361	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	2/1/2014	71,375
122,904	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	4/1/2014	123,019
121,590	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	4/1/2014	123,334
48,413	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	6/1/2014	49,729
43,837	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	9/1/2014	45,492
1,250,541	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	12/1/2017	1,250,772
22,036	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	4/1/2024	22,592
45,828	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	9.000	11/1/2024	49,615
2,766	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	9.000	4/1/2025	2,993
4,448	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2025	4,625
5,666	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.500	9/1/2025	6,076
5,111	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	1/1/2026	5,417
4,109	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	5/1/2026	4,212
11,281	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2026	11,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

90

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$25,914	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000%	7/1/2026	$26,155
1,357	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	7/1/2026	1,424
1,297	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	8/1/2026	1,361
7,339	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	11/1/2026	7,770
4,420	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	1/1/2027	4,638
11,435	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	2/1/2027	11,762
12,170	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	2/1/2027	12,654
19,725	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	3/1/2027	20,881
8,336	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	4/1/2027	8,745
4,772	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2027	4,962
20,968	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	6/1/2027	22,203
8,251	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through Federal Home Loan Mortgage Corporation	8.500	7/1/2027	8,853
9,393
	Gold 30-Yr. Pass Through	7.000	9/1/2027	9,767
14,001	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	10/1/2027	14,825
12,343	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2027	12,948
6,270	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	12/1/2027	6,450
6,390	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	12/1/2027	6,703
51,320	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	6/1/2028	52,706
21,634	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	10/1/2028	22,498
65,187	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	11/1/2028	66,947
4,412	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	1/1/2029	4,531
89,020	Federal Home Loan Mortgage
	Corporation Gold 30-Yr. Pass Through	6.000	3/1/2029	89,713
45,810	Federal Home Loan Mortgage
	Corporation Gold 30-Yr. Pass Through	6.500	4/1/2029	47,006

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

91

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$81,907	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000%	5/1/2029	$82,544
79,635	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2029	82,824
32,733	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	7/1/2029	33,587
33,855	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	8/1/2029	34,739
13,674	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2029	14,222
20,745	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	10/1/2029	21,576
9,912	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2029	10,387
9,426	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	1/1/2030	9,802
64,030	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	1/1/2030	66,981
11,830	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	8/1/2030	12,536
61,114	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2031	61,537
236,067	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2031	237,699
186,445	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	1/1/2032	187,734
772,796	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	10/1/2032	777,144
7,000,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	5.000	10/1/2037	6,676,250
4,050,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	6.000	10/1/2037	4,053,799
3,984	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	9.000	4/1/2010	4,196
3,656	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	2/1/2011	3,713
7,452	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	8.000	5/1/2011	7,728
10,005	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	6/1/2011	10,309
4,049	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	7/1/2011	4,144
3,919	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	7/1/2011	4,021
33,457	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	5/1/2012	34,363

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

92

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$12,660	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500%	7/1/2012	$13,003
30,023	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	10/1/2012	31,070
6,039	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.000	12/1/2012	6,249
23,092	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.500	6/1/2013	23,725
63,229	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	11/1/2013	64,172
106,460	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	5.500	12/1/2013	106,633
40,716	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	6.000	12/1/2013	41,456
25,729	Federal National Mortgage Association Conventional
	15-Yr. Pass Through	7.500	4/1/2015	26,616
11,950,000	Federal National Mortgage Association Conventional
	15-Yr. Pass Through §	5.000	10/1/2022	11,711,000
7,106	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	10.500	8/1/2020	8,033
6,162	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	9.500	4/1/2025	6,783
1,373	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	9/1/2025	1,442
5,002	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	11/1/2025	5,370
3,508	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	1/1/2026	3,652
15,055	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2026	15,448
5,433	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2026	5,658
8,818	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	4/1/2026	9,048
1,642	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	5/1/2026	1,763
3,678	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	7/1/2026	3,861
20,296	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2026	21,306
2,127	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	8/1/2026	2,251
10,549	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2026	10,985
3,607	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	11/1/2026	3,818

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

93

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$1,503	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500%	12/1/2026	$1,578
2,195	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	2/1/2027	2,304
8,077	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	3/1/2027	8,411
9,441	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	5/1/2027	9,908
10,749	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2027	11,059
10,543	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	7/1/2027	10,981
5,018	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	7/1/2027	5,313
7,949	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2027	8,342
47,221	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	9/1/2027	49,998
12,604	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	10/1/2027	13,129
39,051	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	12/1/2027	40,982
7,049	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.000	12/1/2027	7,463
19,488	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	2/1/2028	20,051
13,980	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	2/1/2028	14,561
134,932	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2028	138,618
34,527	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	8/1/2028	35,971
77,984	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	11/1/2028	80,114
2,809	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2028	2,927
127,773	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	12/1/2028	128,882
43,151	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	12/1/2028	44,955
53,018	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	3/1/2029	53,447
67,280	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	6/1/2029	69,051
93,648	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	7/1/2029	94,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

94

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$29,193	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500%	7/1/2029	$29,961
77,858	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2029	81,622
103,049	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.000	11/1/2029	103,883
70,662	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.000	11/1/2029	73,628
25,122	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	8.500	4/1/2030	26,969
12,421	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	7.500	8/1/2030	13,001
151,192	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2031	154,975
65,330	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	10/1/2031	66,965
76,851	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	12/1/2031	78,775
98,756	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	5/1/2032	101,142
540,093	Federal National Mortgage Association Conventional
	30-Yr. Pass Through	6.500	7/1/2032	553,144
25,900,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	10/1/2037	25,365,821
2,345	Government National Mortgage Association
	15-Yr. Pass Through	6.500	5/15/2009	2,376
13,808	Government National Mortgage Association
	15-Yr. Pass Through	6.000	4/15/2011	14,052
2,991	Government National Mortgage Association
	15-Yr. Pass Through	6.500	6/15/2011	3,066
6,874	Government National Mortgage Association
	15-Yr. Pass Through	7.500	7/15/2011	7,096
15,787	Government National Mortgage Association
	15-Yr. Pass Through	7.000	4/15/2012	16,353
81,289	Government National Mortgage Association
	15-Yr. Pass Through	6.000	7/15/2014	82,488
4,220	Government National Mortgage Association
	30-Yr. Pass Through	9.500	12/15/2024	4,643
13,326	Government National Mortgage Association
	30-Yr. Pass Through	9.500	1/15/2025	14,671
35,763	Government National Mortgage Association
	30-Yr. Pass Through	9.000	3/15/2025	38,765
2,961	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2025	3,112
35,579	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2026	37,324

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

95

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$4,576	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	3/15/2026	$4,693
26,167	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2026	27,450
6,859	Government National Mortgage Association
	30-Yr. Pass Through	8.000	4/15/2026	7,293
24,678	Government National Mortgage Association
	30-Yr. Pass Through	6.000	5/15/2026	24,937
22,758	Government National Mortgage Association
	30-Yr. Pass Through	7.000	5/15/2026	23,874
6,077	Government National Mortgage Association
	30-Yr. Pass Through	7.500	5/15/2026	6,385
31,850	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2026	33,412
7,508	Government National Mortgage Association
	30-Yr. Pass Through	8.500	6/15/2026	8,094
3,268	Government National Mortgage Association
	30-Yr. Pass Through	8.500	7/15/2026	3,523
22,381	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	23,797
9,563	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2026	10,048
7,457	Government National Mortgage Association
	30-Yr. Pass Through	8.000	11/15/2026	7,928
3,116	Government National Mortgage Association
	30-Yr. Pass Through	8.500	11/15/2026	3,359
4,477	Government National Mortgage Association
	30-Yr. Pass Through	9.000	12/15/2026	4,855
2,610	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2027	2,742
33,779	Government National Mortgage Association
	30-Yr. Pass Through	7.500	4/15/2027	35,485
8,915	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/20/2027	9,441
3,257	Government National Mortgage Association
	30-Yr. Pass Through	8.000	8/15/2027	3,463
93,931	Government National Mortgage Association
	30-Yr. Pass Through	6.500	10/15/2027	96,471
35,392	Government National Mortgage Association
	30-Yr. Pass Through	7.000	10/15/2027	37,119
43,188	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	45,295
108,159	Government National Mortgage Association
	30-Yr. Pass Through	7.000	7/15/2028	113,364
17,674	Government National Mortgage Association
	30-Yr. Pass Through	7.500	7/15/2028	18,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

96

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$110,543	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	9/15/2028	$113,434
95,295	Government National Mortgage Association
	30-Yr. Pass Through	6.000	12/15/2028	96,242
78,067	Government National Mortgage Association
	30-Yr. Pass Through	6.500	1/15/2029	80,064
240,402	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	246,551
51,671	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	52,992
30,058	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2029	31,497
153,533	Government National Mortgage Association
	30-Yr. Pass Through	6.000	6/15/2029	155,014
65,116	Government National Mortgage Association
	30-Yr. Pass Through	7.000	6/15/2029	68,235
4,875	Government National Mortgage Association
	30-Yr. Pass Through	7.500	8/15/2029	5,117
24,548	Government National Mortgage Association
	30-Yr. Pass Through	8.000	5/15/2030	26,115
50,048	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	52,396
97,764	Government National Mortgage Association
	30-Yr. Pass Through	6.500	2/15/2032	100,153

	Total Mortgage-Backed Securities			56,230,345

Technology (0.1%)
500,000	International Business Machines Corporation	7.500	6/15/2013	553,822

	Total Technology			553,822

Transportation (0.3%)
425,000	CSX Corporation	5.500	8/1/2013	417,456
450,000	FedEx Corporation	3.500	4/1/2009	438,822
500,000	Union Pacific Corporation	6.500	4/15/2012	518,318

	Total Transportation			1,374,596

U.S. Government (8.4%)
2,000,000	Federal Home Loan Bank	4.100	6/13/2008	1,990,840
2,000,000	Federal Home Loan Bank	4.500	10/14/2008	1,998,604
1,000,000	Federal Home Loan Bank	3.750	8/18/2009	988,650
3,000,000	Federal Home Loan Mortgage Corporation	5.750	4/15/2008	3,013,935
3,800,000	Federal Home Loan Mortgage Corporation *	5.500	8/23/2017	3,949,636
1,000,000	Federal National Mortgage Association	5.250	1/15/2009	1,009,196
1,500,000	Federal National Mortgage Association	5.625	4/17/2028	1,545,312
1,000,000	Federal National Mortgage Association	7.125	1/15/2030	1,239,950
1,000,000	Resolution Funding Corporation	8.625	1/15/2021	1,324,644

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

97

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (39.6%)	Rate	Date	Value

U.S. Government — continued
$5,400,000	U.S. Treasury Bonds *	7.250%	5/15/2016	$6,428,111
925,000	U.S. Treasury Bonds *	8.875	2/15/2019	1,258,722
650,000	U.S. Treasury Bonds *	7.875	2/15/2021	843,274
400,000	U.S. Treasury Bonds *	7.250	8/15/2022	500,000
250,000	U.S. Treasury Bonds *	7.625	11/15/2022	323,320
625,000	U.S. Treasury Bonds *	7.125	2/15/2023	775,684
750,000	U.S. Treasury Bonds *	6.250	8/15/2023	861,621
500,000	U.S. Treasury Bonds *	6.875	8/15/2025	616,719
1,450,000	U.S. Treasury Bonds *	6.125	8/15/2029	1,691,515
500,000	U.S. Treasury Bonds *	4.500	2/15/2036	474,024
3,700,000	U.S. Treasury Notes *	6.000	8/15/2009	3,834,991
3,000,000	U.S. Treasury Notes *	3.625	1/15/2010	2,977,032
3,500,000	U.S. Treasury Notes *	4.500	11/30/2011	3,544,569
2,000,000	U.S. Treasury Notes *	4.250	8/15/2014	1,985,938
700,000	U.S. Treasury Notes *	4.500	2/15/2016	700,109

	Total U.S. Government			43,876,396

Utilities (0.7%)
225,000	Commonwealth Edison Company	5.900	3/15/2036	210,675
450,000	Duke Capital Corporation	7.500	10/1/2009	469,430
450,000	FirstEnergy Corporation	6.450	11/15/2011	465,239
425,000	Oncor Electric Delivery Company	6.375	1/15/2015	426,075
225,000	Oneok Partners, LP	6.650	10/1/2036	221,926
300,000	Progress Energy, Inc.	7.000	10/30/2031	318,944
700,000	Public Service Company of Colorado	7.875	10/1/2012	774,413
225,000	Southern California Edison Company	5.000	1/15/2014	218,735
225,000	Xcel Energy, Inc.	6.500	7/1/2036	223,869

	Total Utilities			3,329,306

	Total Long-Term Fixed Income (cost $205,037,022)			205,589,441

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (12.7%)	Rate (+)	Date	Value

66,095,121	Thrivent Financial Securities Lending Trust	5.380%	N/A	$66,095,121

	Total Collateral Held for Securities Loaned
	(cost $66,095,121)			66,095,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

98

Balanced Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal			Interest	Maturity
Amount	Short-Term Investments (3.7%)		Rate (+)	Date	Value

$500,000	Federal National Mortgage Association ‡		5.080%	12/14/2007	$495,396
10,695,000	Novartis Finance Corporation		4.950	10/1/2007	10,692,059
3,990,000	Royal Bank of Scotland		4.930	10/10/2007	3,983,990
3,915,021	Thrivent Money Market Portfolio		5.140	N/A	3,915,021

	Total Short-Term Investments (cost $19,085,708)				19,086,466

	Total Investments (cost $519,371,204) 121.9%				$632,025,461

	Other Assets and Liabilities, Net (21.9%)				(113,458,656)

	Total Net Assets 100.0%				$518,566,805

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

S&P 500 Index Futures	16	December 2007	$5,956,680	$6,152,400	$195,720
Total Futures					$195,720

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 28, 2007, $495,396 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $8,280,000 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$142,092,517
Gross unrealized depreciation	(29,438,260)

Net unrealized appreciation (depreciation)	$112,654,257
Cost for federal income tax purposes	$519,371,204

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

99

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.0%)	Rate	Date	Value

Basic Materials (11.1%)
$2,130,000	Aleris International, Inc.	9.000%	12/15/2014	$1,970,250
2,740,000	Aleris International, Inc.	10.000	12/15/2016	2,424,900
3,035,000	Arch Western Finance, LLC *	6.750	7/1/2013	2,974,300
1,950,000	Buckeye Technologies, Inc.	8.000	10/15/2010	1,989,000
2,770,000	Domtar, Inc. *	7.125	8/1/2015	2,659,200
2,525,000	Drummond Company, Inc.	7.375	2/15/2016	2,348,250
1,414,000	Equistar Chemicals, LP	10.625	5/1/2011	1,477,630
3,485,000	FMG Finance, Pty. Ltd.	10.625	9/1/2016	4,103,588
3,545,000	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	3,872,912
1,640,000	Georgia-Pacific Corporation	8.125	5/15/2011	1,664,600
2,115,000	Georgia-Pacific Corporation	7.125	1/15/2017	2,046,262
4,160,000	Graphic Packaging International Corporation *	9.500	8/15/2013	4,274,400
3,475,000	Griffin Coal Mining Company, Pty. Ltd.	9.500	12/1/2016	3,457,625
3,490,000	Huntsman International, LLC	7.875	11/13/2014	3,716,850
3,240,000	Ineos Group Holdings plc *	8.500	2/15/2016	3,102,300
1,520,000	Jefferson Smurfit Corporation	8.250	10/1/2012	1,523,800
3,520,000	Lyondell Chemical Company	10.500	6/1/2013	3,784,000
1,600,000	Lyondell Chemical Company	8.250	9/15/2016	1,804,000
1,590,000	Lyondell Chemical Company	6.875	6/15/2017	1,725,150
2,270,000	Mosaic Global Holdings, Inc., Convertible >	7.375	12/1/2007	2,383,500
4,860,000	Nell AF SARL	8.375	8/15/2015	4,434,750
1,620,000	PNA Group, Inc.	10.750	9/1/2016	1,652,400
1,140,000	PNA Intermediate Holdings Corporation †	12.558	11/15/2007	1,117,200
3,800,000	Ryerson, Inc. *	8.250	12/15/2011	4,080,250
2,160,000	Smurfit-Stone Container Enterprises, Inc. *	8.000	3/15/2017	2,122,200
1,970,000	Southern Copper Corporation	7.500	7/27/2035	2,138,853
4,210,000	Terra Capital, Inc.	7.000	2/1/2017	4,104,750

	Total Basic Materials			72,952,920

Capital Goods (8.3%)
960,000	Ahern Rentals, Inc. ‡	9.250	8/15/2013	924,000
4,830,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	4,986,975
1,530,000	Ashtead Capital, Inc. ‡	9.000	8/15/2016	1,508,962
2,525,000	Ball Corporation ‡	6.625	3/15/2018	2,480,812
2,505,000	Berry Plastics Holding Corporation ‡*	8.875	9/15/2014	2,561,362
1,570,000	Case New Holland, Inc. ‡	7.125	3/1/2014	1,609,250
2,150,000	Crown Americas, Inc.	7.625	11/15/2013	2,206,438
2,150,000	Crown Americas, Inc.	7.750	11/15/2015	2,219,875
3,400,000	Da-Lite Screen Company, Inc.	9.500	5/15/2011	3,561,500
1,140,000	General Cable Corporation	7.125	4/1/2017	1,117,200
1,915,000	Graham Packaging Company, Inc. *	9.875	10/15/2014	1,895,850
1,150,000	Legrand SA	8.500	2/15/2025	1,345,500
2,660,000	Mueller Water Products, Inc. *	7.375	6/1/2017	2,473,800
2,340,000	Norcraft Companies, LP/Norcraft Finance Corporation *	9.000	11/1/2011	2,351,700
1,630,000	Owens-Brockway Glass Container, Inc. *	8.250	5/15/2013	1,687,050
4,150,000	Owens-Illinois, Inc. *	7.500	5/15/2010	4,181,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

100

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.0%)	Rate	Date	Value

Capital Goods — continued
$3,585,000	Plastipak Holdings, Inc.	8.500%	12/15/2015	$3,710,475
4,125,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	4,269,375
4,145,000	Rental Services Corporation *	9.500	12/1/2014	3,958,475
1,840,000	TransDigm, Inc.	7.750	7/15/2014	1,858,400
3,620,000	United Rentals North America, Inc.	7.000	2/15/2014	3,692,400

	Total Capital Goods			54,600,524

Communications Services (18.0%)
3,900,000	American Tower Corporation	7.000	10/15/2017	3,924,375
2,840,000	Block Communications, Inc. ‡	8.250	12/15/2015	2,825,800
2,410,000	CCH I, LLC	11.000	10/1/2015	2,440,125
2,900,000	CCH II, LLC/CCH II Capital Corporation	10.250	10/1/2013	3,023,250
2,540,000	Centennial Communications Corporation *	8.125	2/1/2014	2,584,450
3,060,000	Charter Communications Holdings, LLC ‡	8.750	11/15/2013	3,075,300
3,420,000	Citizens Communications Company	9.250	5/15/2011	3,710,700
1,310,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	1,393,512
3,425,000	Dobson Cellular Systems ‡	9.875	11/1/2012	3,699,000
3,405,000	Idearc, Inc. *	8.000	11/15/2016	3,396,488
3,180,000	Intelsat Bermuda, Ltd. †*	8.886	1/15/2008	3,211,800
1,640,000	Intelsat Bermuda, Ltd. *	9.250	6/15/2016	1,701,500
3,520,000	Intelsat Intermediate, Inc. > *	Zero Coupon	2/1/2010	2,895,200
2,510,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	2,560,200
1,785,000	Lamar Media Corporation	6.625	8/15/2015	1,722,525
3,970,000	Level 3 Financing, Inc. *	9.250	11/1/2014	3,910,450
2,270,000	Level 3 Financing, Inc.	8.750	2/15/2017	2,190,550
6,430,000	MetroPCS Wireless, Inc.	9.250	11/1/2014	6,558,600
1,660,000	Morris Publishing Group, LLC	7.000	8/1/2013	1,298,950
5,330,000	NTL Cable plc	9.125	8/15/2016	5,529,875
2,930,000	Quebecor Media, Inc. §	7.750	3/15/2016	2,794,488
3,110,000	Quebecor World, Inc.	9.750	1/15/2015	2,977,825
1,270,000	Qwest Communications International, Inc.	7.500	2/15/2014	1,285,875
4,530,000	Qwest Corporation	7.875	9/1/2011	4,756,500
1,650,000	Qwest Corporation	7.625	6/15/2015	1,728,375
6,925,000	R.H. Donnelley Corporation *	6.875	1/15/2013	6,544,125
2,555,000	R.H. Donnelley Corporation *	8.875	1/15/2016	2,602,906
2,450,000	R.H. Donnelley Corporation §	8.875	10/15/2017	2,486,750
4,590,000	Readers Digest Association, Inc.	9.000	2/15/2017	4,131,000
1,890,000	Rural Cellular Corporation †	8.621	12/1/2007	1,937,250
1,780,000	Rural Cellular Corporation	9.875	2/1/2010	1,860,100
3,385,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	3,511,938
6,490,000	TL Acquisitions, Inc. *	10.500	1/15/2015	6,408,875
4,590,000	Umbrella Acquisition *	9.750	3/15/2015	4,475,250
5,360,000	Videotron Ltee	6.875	1/15/2014	5,266,200
1,270,000	Windstream Corporation	8.625	8/1/2016	1,354,138
2,100,000	Windstream Corporation	7.000	3/15/2019	2,047,500

	Total Communications Services			117,821,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

101

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.0%)	Rate	Date	Value

Consumer Cyclical (19.3%)
$1,980,000	Allied Security Escrow Corporation	11.375%	7/15/2011	$1,980,000
3,720,000	ArvinMeritor, Inc. *	8.125	9/15/2015	3,608,400
1,205,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	951,950
1,565,000	Bon-Ton Stores, Inc. *	10.250	3/15/2014	1,463,275
3,390,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	3,169,650
1,740,000	Burlington Coat Factory Warehouse Corporation *	11.125	4/15/2014	1,626,900
3,590,000	Circus & Eldorado Joint Venture/Silver
	Legacy Capital Corporation	10.125	3/1/2012	3,742,575
4,320,000	Claire’s Stores, Inc. *	10.500	6/1/2017	3,326,400
1,970,000	Dollarama Group, LP †‡	11.159	12/17/2007	1,979,850
3,810,000	Dollarama Group, LP	8.875	8/15/2012	3,810,000
5,110,000	Fontainebleau Las Vegas Holdings, LLC	10.250	6/15/2015	4,790,625
4,050,000	Ford Motor Credit Company †	9.810	10/15/2007	4,191,693
1,350,000	Ford Motor Credit Company	9.750	9/15/2010	1,377,251
2,680,000	Ford Motor Credit Company	7.000	10/1/2013	2,421,916
1,590,000	Ford Motor Credit Company *	8.000	12/15/2016	1,487,453
3,890,000	Gaylord Entertainment Company	6.750	11/15/2014	3,734,400
4,040,000	Group 1 Automotive, Inc. *	8.250	8/15/2013	4,040,000
1,700,000	Group 1 Automotive, Inc., Convertible >	2.250	6/15/2016	1,277,125
2,460,000	Hanesbrands, Inc. *†	8.784	12/17/2007	2,447,700
2,470,000	Harrah’s Operating Company, Inc.	5.625	6/1/2015	1,963,650
1,965,000	Harrah’s Operating Company, Inc.	6.500	6/1/2016	1,601,475
3,650,000	K. Hovnanian Enterprises, Inc. *	7.500	5/15/2016	2,901,750
3,140,000	Majestic Star Casino, LLC	9.500	10/15/2010	3,014,400
4,190,000	MGM MIRAGE	5.875	2/27/2014	3,860,038
810,000	Mohegan Tribal Gaming Authority	6.375	7/15/2009	805,950
3,510,000	Mohegan Tribal Gaming Authority	6.125	2/15/2013	3,343,275
3,180,000	NCL Corporation	10.625	7/15/2014	3,203,850
1,655,000	Norcraft Holdings, LP/Norcraft
	Capital Corporation >	Zero Coupon	9/1/2008	1,481,225
2,800,000	Perry Ellis International, Inc.	8.875	9/15/2013	2,751,000
3,600,000	Pokagon Gaming Authority	10.375	6/15/2014	3,951,000
2,840,000	Realogy Corporation *	10.500	4/15/2014	2,421,100
1,350,000	Realogy Corporation *	12.375	4/15/2015	1,019,250
3,645,000	Rite Aid Corporation	8.625	3/1/2015	3,298,725
3,510,000	Sally Holdings, LLC	9.250	11/15/2014	3,545,100
2,835,000	Seminole Hard Rock Entertainment †	8.194	12/17/2007	2,767,669
2,100,000	Service Corporation International *	6.750	4/1/2015	2,084,250
4,340,000	Shingle Springs Tribal Gaming Authority *	9.375	6/15/2015	4,383,400
5,525,000	Station Casinos, Inc.	6.875	3/1/2016	4,806,750
1,340,000	TRW Automotive, Inc. *	7.000	3/15/2014	1,299,800
6,510,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	6,461,175
2,000,000	Turning Stone Resort Casino Enterprise	9.125	12/15/2010	2,040,000
2,960,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	3,063,600
3,515,000	Universal City Florida Holding Company I/II †	10.106	11/1/2007	3,550,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

102

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.0%)	Rate	Date	Value

Consumer Cyclical — continued
$3,045,000	Warnaco, Inc.	8.875%	6/15/2013	$3,197,250
3,103,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	2,172,100

	Total Consumer Cyclical			126,415,095

Consumer Non-Cyclical (10.1%)
3,810,000	Biomet, Inc. *	10.000	10/15/2017	3,810,000
3,535,000	Boston Scientific Corporation	5.450	6/15/2014	3,172,662
4,930,000	Community Health Systems, Inc.	8.875	7/15/2015	5,065,575
4,420,000	Constellation Brands, Inc.	7.250	9/1/2016	4,420,000
3,140,000	HCA, Inc. *	6.750	7/15/2013	2,826,000
7,815,000	HCA, Inc. *	9.250	11/15/2016	8,303,439
3,730,000	Jarden Corporation	7.500	5/1/2017	3,608,775
4,185,000	Jostens Holding Corporation >	Zero Coupon	12/1/2008	3,892,050
3,240,000	Michael Foods, Inc.	8.000	11/15/2013	3,240,000
3,710,000	Omnicare, Inc.	6.750	12/15/2013	3,459,575
2,125,000	Smithfield Foods, Inc.	8.000	10/15/2009	2,194,062
2,150,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	2,190,312
3,410,000	Sun Healthcare Group, Inc.	9.125	4/15/2015	3,478,200
2,680,000	SUPERVALU, Inc.	7.500	11/15/2014	2,726,900
3,780,000	Surgical Care Affiliates, Inc.	8.875	7/15/2015	3,591,000
5,210,000	Vanguard Health Holding Company II, LLC	9.000	10/1/2014	5,053,700
3,740,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	3,683,900
1,508,000	Warner Chilcott Corporation	8.750	2/1/2015	1,560,780

	Total Consumer Non-Cyclical			66,276,930

Energy (7.3%)
3,230,000	CHC Helicopter Corporation	7.375	5/1/2014	3,068,500
1,585,000	Chesapeake Energy Corporation	6.375	6/15/2015	1,555,281
2,710,000	Chesapeake Energy Corporation ±	6.250	1/15/2018	2,615,150
3,035,000	Denbury Resources, Inc. ±	7.500	12/15/2015	3,110,875
2,700,000	Energy Partners, Ltd.	9.750	4/15/2014	2,592,000
2,980,000	Forest Oil Corporation *	7.250	6/15/2019	2,980,000
2,135,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	1,996,225
2,700,000	Mariner Energy, Inc.	8.000	5/15/2017	2,639,250
3,670,000	Newfield Exploration Company	6.625	4/15/2016	3,587,425
4,525,000	Ocean Rig Norway AS	8.375	7/1/2013	4,615,500
3,590,000	OPTI Canada, Inc.	8.250	12/15/2014	3,616,925
3,140,000	PetroHawk Energy Corporation	9.125	7/15/2013	3,312,700
4,280,000	Petroplus Finance, Ltd.	7.000	5/1/2017	4,066,000
3,630,000	Plains Exploration & Production Company	7.750	6/15/2015	3,557,400
3,800,000	Western Oil Sands, Inc.	8.375	5/1/2012	4,194,250

	Total Energy			47,507,481

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

103

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.0%)	Rate	Date	Value

Financials (3.0%)
$2,150,000	ACE Cash Express, Inc. ‡	10.250%	10/1/2014	$2,155,375
1,425,000	Deluxe Corporation ±	7.375	6/1/2015	1,407,188
2,050,000	FTI Consulting, Inc.	7.625	6/15/2013	2,101,250
8,285,000	General Motors Acceptance Corporation	6.875	9/15/2011	7,884,536
6,600,000	Leucadia National Corporation	7.125	3/15/2017	6,286,500

	Total Financials			19,834,849

Technology (3.6%)
3,250,000	Avago Technologies Finance Pte ±†	11.080	12/3/2007	3,315,000
2,100,000	Avago Technologies Finance Pte ‡	10.125	12/1/2013	2,257,500
3,785,000	First Data Corporation, Term Loan § ≠	7.610	9/24/2014	3,644,652
2,290,000	Nortel Networks, Ltd. †	9.610	10/15/2007	2,290,000
1,600,000	NXP BV/NXP Funding, LLC †	8.110	10/15/2007	1,486,000
2,760,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	2,573,700
5,205,000	Seagate Technology HDD Holdings	6.800	10/1/2016	5,087,888
2,180,000	SunGard Data Systems, Inc. *	10.250	8/15/2015	2,278,100

	Total Technology			22,932,840

Transportation (3.7%)
3,344,242	Continental Airlines, Inc.	7.875	7/2/2018	3,285,718
2,670,000	Delta Air Lines, Inc.	7.920	11/18/2010	2,649,975
1,825,000	Hertz Corporation	8.875	1/1/2014	1,879,750
2,955,000	Hertz Corporation *	10.500	1/1/2016	3,191,400
3,220,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	3,155,600
3,000,000	Navios Maritime Holdings, Inc.	9.500	12/15/2014	3,093,750
2,112,915	Northwest Airlines, Inc.	7.691	4/1/2017	2,060,092
1,890,000	Saint Acquistion Corporation	12.500	5/15/2017	1,266,300
3,500,000	Windsor Petroleum Transport Corporation	7.840	1/15/2021	3,812,064

	Total Transportation			24,394,649

Utilities (9.6%)
1,700,000	AES Corporation ‡	8.875	2/15/2011	1,774,375
3,170,000	AES Corporation ‡	8.750	5/15/2013	3,316,612
2,950,000	Colorado Interstate Gas Company ‡	6.800	11/15/2015	3,053,878
1,445,000	Consumers Energy Company	6.300	2/1/2012	1,443,977
2,870,000	Copano Energy, LLC	8.125	3/1/2016	2,920,225
2,020,000	Dynegy Holdings, Inc.	6.875	4/1/2011	1,984,650
1,860,000	Dynegy Holdings, Inc.	7.500	6/1/2015	1,794,900
2,005,000	Dynegy Holdings, Inc. *	8.375	5/1/2016	2,015,025
1,370,000	Dynegy Holdings, Inc.	7.750	6/1/2019	1,310,062
2,230,000	Edison Mission Energy	7.500	6/15/2013	2,285,750
3,710,000	Edison Mission Energy ‡	7.000	5/15/2017	3,654,350
3,710,000	Edison Mission Energy	7.200	5/15/2019	3,654,350
2,530,000	El Paso Corporation *	6.875	6/15/2014	2,553,380
2,530,000	El Paso Corporation	7.000	6/15/2017	2,568,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

104

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (94.0%)	Rate	Date	Value

Utilities — continued
$1,530,000	Mirant North America, LLC	7.375%	12/31/2013	$1,552,950
6,880,000	NRG Energy, Inc. *	7.375	2/1/2016	6,897,200
2,250,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	2,307,195
2,160,000	Reliant Energy Resources Corporation	6.750	12/15/2014	2,181,600
4,890,000	SemGroup, LP *	8.750	11/15/2015	4,779,975
2,020,000	Southern Natural Gas Company	7.350	2/15/2031	2,115,336
2,503,000	Southern Star Central Corporation	6.750	3/1/2016	2,393,494
3,780,000	Williams Companies, Inc.	8.125	3/15/2012	4,072,950
2,400,000	Williams Partners, LP	7.250	2/1/2017	2,448,000

	Total Utilities			63,079,158

	Total Long-Term Fixed Income (cost $620,377,917)			615,816,191

Shares	Preferred Stock (0.9%)			Value

71,525	Chevy Chase Preferred Capital Corporation, Convertible #			$3,705,710
5,040	NRG Energy, Inc., Convertible #			1,862,910

	Total Preferred Stock (cost $4,836,250)			5,568,620

Shares	Common Stock (<0.1)			Value

30	Pliant Corporation #^			$0
121,520	TVMAX Holdings, Inc. #			12,152
6,932	XO Communications, Inc., Stock Warrants #			1,040
6,932	XO Communications, Inc., Stock Warrants #			1,733
9,243	XO Communications, Inc., Stock Warrants #			4,067
4,621	XO Holdings, Inc., Stock Warrants #			15,711
80,000	ZSC Specialty Chemical plc, Preferred Stock ƒ			0
80,000	ZSC Specialty Chemical plc, Stock Warrants #^ƒ			0

	Total Common Stock (cost $6,566,208)			34,703

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (16.7%)	Rate (+)	Date	Value

109,217,762	Thrivent Financial Securities Lending Trust	5.380%	N/A	$109,217,762

	Total Collateral Held for Securities Loaned
	(cost $109,217,762)			109,217,762

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

105

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (4.8%)	Rate (+)	Date	Value

$17,735,000	Barclays Bank plc Repurchase Agreement	4.850%	10/1/2007	$17,735,000
500,000	Federal National Mortgage Association	5.080	12/14/2007	495,396
4,000,000	Jupiter Securitization Company, LLC	5.300	10/2/2007	3,998,233
3,000,000	Park Avenue Receivables Corporation	5.250	10/11/2007	2,994,750
4,500,000	Regency Markets No.1, LLC	5.400	10/3/2007	4,497,300
1,630,143	Thrivent Money Market Portfolio	5.140	N/A	1,630,143

	Total Short-Term Investments (at amortized cost)			31,350,822

	Total Investments (cost $772,348,201) 116.4%			$761,988,098

	Other Assets and Liabilities, Net (16.4%)			(107,133,263)

	Total Net Assets 100.0%			$654,854,835

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

106

High Yield Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

			Notional
	Buy/Sell	Termination	Principal	Unrealized
Swaps and Counterparty	Protection	Date	Amount	Gain/(Loss)

Credit Default Swaps
Beazer Homes USA, Inc.,
5 Year, at 3.28%;	Sell	June 2012	$1,590,000	($352,231)
Bank of America, N.A.
Beazer Homes USA, Inc.,
5 Year, at 3.25%;	Sell	June 2012	5,300,000	(1,177,871)
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.77%;	Buy	June 2017	(3,450,000)	895,573
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.75%;	Buy	June 2017	(3,450,000)	897,610
Bank of America, N.A.
CDX North America, High Yield, 5 Year, Buy		June 2012	(11,000,000)	(376,465)
Series 8, at 2.75%;
Bank of America, N.A.
Ford Motor Company,
5 Year, at 6.90%;	Sell	September 2012	4,940,000	186,530
Bank of America, N.A.
Total Swaps and Counterparty				$73,146

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

^ Security is fair valued.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

≠ All or a portion of the loan is unfunded.

‡ At September 28, 2007, $41,516,626 of investments were earmarked as collateral to cover open swap contracts.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of September, 28, 2007.

Security	Acquisition Date	Cost

ZSC Specialty Chemical plc, Preferred Warrants	6/24/1999	$47,568
ZSC Specialty Chemical plc, Stock Warrants	6/24/1999	111,712
▪ Repurchase agreement dated September 28, 2007, $17,735,292 maturing October 1, 2007, collateralized by $18,089,998 Federal Farm Credit Bank Notes, 4.875% due December 16, 2015.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,600,911
Gross unrealized depreciation	(21,961,014)

Net unrealized appreciation (depreciation)	($10,360,103)
Cost for federal income tax purposes	$772,348,201

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

107

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (36.6%)	Value	Shares	Common Stock (36.6%)	Value

Consumer Discretionary (1.8%)			4,000	Brandywine Realty Trust	$101,240
11,200	Genuine Parts Company	$560,000	100	Camden Property Trust	6,425
13,100	Leggett & Platt, Inc.	250,996	1,100	CBL & Associates Properties, Inc.	38,555
1,500	Pearson plc ADR	23,190	4,700	CIT Group, Inc.	188,940
15,600	Polaris Industries, Inc. *	680,472	22,500	Citigroup, Inc. ~	1,050,075
15,500	Stanley Works	870,015	10,700	Commerce Group, Inc.	315,329
100	Thomson Corporation	4,193	1,200	Cousins Properties, Inc.	35,232
2,700	VF Corporation	218,025	4,000	Developers Diversified Realty

	Total Consumer			Corporation	223,480
	Discretionary	2,606,891	3,500	DiamondRock Hospitality Company	60,935

			1,600	Digital Realty Trust, Inc.	63,024
Consumer Staples (4.5%)			2,700	Douglas Emmett, Inc.	66,771
15,400	Altria Group, Inc. ~	1,070,762	5,800	Duke Realty Corporation	196,098
21,700	Cadbury Schweppes plc ADR ~	1,009,484	3,300	Education Realty Trust, Inc.	44,550
9,300	Clorox Company	567,207	2,300	Entertainment Properties Trust	116,840
11,800	Imperial Tobacco Group plc ADR	1,082,768	2,900	Equity One, Inc.	78,880
9,800	Kimberly-Clark Corporation	688,548	6,500	Equity Residential REIT	275,340
8,600	Procter & Gamble Company *	604,924	3,600	Extra Space Storage, Inc.	55,404
32,800	Unilever plc ADR	1,038,776	47,410	Fiduciary/Claymore MLP
7,300	Universal Corporation	357,335		Opportunity Fund	1,083,793

	Total Consumer Staples	6,419,804	8,100	First Industrial Realty

				Trust, Inc. *	314,847
Energy (3.3%)			5,100	First Potomac Realty Trust	111,180
10,300	BP plc ADR ±	714,305	8,900	Franklin Street Properties
11,200	Chevron Corporation ‡	1,048,096		Corporation *	153,525
21,123	Energy Income and Growth Fund #	524,062	10,100	General Growth Properties, Inc.	541,562
11,400	Exxon Mobil Corporation ±	1,055,184	5,200	Getty Realty Corporation	141,440
800	Helmerich & Payne, Inc.	26,264	9,800	Glimcher Realty Trust *	230,300
33,490	Kayne Anderson MLP		10,800	Health Care Property
	Investment Company	1,054,949		Investors, Inc.	358,236
100	Norsk Hydro ASA ADR	4,335	14,800	Health Care REIT, Inc. *	654,752
5,300	Sasol, Ltd. ADR	227,847	8,100	Healthcare Realty Trust, Inc.	215,946

	Total Energy	4,655,042	15,600	Hersha Hospitality Trust	154,440

			2,400	Highwoods Properties, Inc.	88,008
Financials (17.8%)			1,700	Home Properties, Inc.	88,706
32,300	Allianz SE ADR ~	751,621	14,200	Hospitality Properties Trust	577,230
32,600	American Financial Realty Trust *	262,430	14,500	Host Marriott Corporation	325,380
6,700	Apartment Investment &		33,800	HRPT Properties Trust *	334,282
	Management Company	302,371	11,500	HSBC Holdings plc ADR *	1,064,900
700	Archstone-Smith Trust	42,098	17,000	Independent Bank Corporation	187,850
36,200	Arthur J. Gallagher & Company	1,048,714	3,600	Inland Real Estate Corporation	55,764
37,500	Ashford Hospitality Trust ‡	376,875	3,700	Investors Real Estate Trust *	39,960
400	Avalonbay Communities, Inc.	47,224	8,122	Kimco Realty Corporation	367,196
20,800	Bank of America Corporation ~	1,045,616	18,900	Lexington Corporate
4,700	BB&T Corporation	189,833		Properties Trust *	378,189
2,100	BioMed Realty Trust, Inc.	50,610	5,800	Liberty Property Trust	233,218
2,800	Boston Properties, Inc.	290,920	300	Macerich Company	26,274

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

108

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares	Common Stock (36.6%)	Value	Shares	Common Stock (36.6%)	Value

Financials — continued			18,500	Eli Lilly and Company	$1,053,205
3,800	Mack-Cali Realty Corporation	$156,180	8,700	Johnson & Johnson	571,590
1,100	Maguire Properties, Inc.	28,413	10,500	Merck & Company, Inc.	542,745
27,200	Medical Properties Trust, Inc. *	362,304	43,300	Pfizer, Inc.	1,057,819
19,700	Mercury General Corporation	1,062,421	11,100	Teva Pharmaceutical
3,300	Merrill Lynch & Company, Inc.	235,224		Industries, Ltd. ADR	493,617

6,400	National Retail Properties, Inc.	156,032		Total Health Care	4,539,424

7,500	Nationwide Health Properties, Inc. *	225,975
3,600	Old National Bancorp	59,652	Industrials (3.7%)
15,600	Old Republic International		4,500	Avery Dennison Corporation ‡	256,590
	Corporation	292,344	2,600	Briggs & Stratton Corporation *	65,468
24,500	Omega Healthcare Investors, Inc.	380,485	8,200	General Dynamics Corporation	692,654
5,800	One Liberty Properties, Inc.	112,810	25,700	General Electric Company	1,063,980
4,000	Pennsylvania Real Estate		29,900	Masco Corporation	692,783
	Investment Trust *	155,760	21,500	McGrath Rentcorp	714,660
1,900	Potlatch Corporation	85,557	22,400	Pitney Bowes, Inc.	1,017,408
5,700	ProLogis Trust	378,195	39,300	Tomkins plc ADR	732,552

556	Public Storage, Inc.	43,729		Total Industrials	5,236,095

3,000	Rayonier, Inc. REIT	144,120
12,600	Realty Income Corporation *	352,170	Information Technology (0.2%)
23,029	Regions Financial Corporation	678,895	100	Diebold, Inc.	4,542
7,800	Senior Housing Property Trust	172,068	1,800	Linear Technology Corporation	62,982
6,300	Simon Property Group, Inc.	630,000	4,100	Paychex, Inc.	168,100
735	SL Green Realty Corporation	85,826	100	SAP AG ADR	5,867

1,100	Sovran Self Storage, Inc.	50,424		Total Information Technology	241,491

500	Strategic Hotel Capital, Inc.	10,295
15,600	Sun Communities, Inc. *	469,248	Materials (0.4%)
1,300	Taubman Centers, Inc.	71,175	6,300	PPG Industries, Inc.	475,965
20,584	Tortoise Energy Infrastructure		4,100	Sonoco Products Company	123,738

	Corporation	698,604		Total Materials	599,703

17,039	Tortoise North American
	Energy Corporation	419,676	Telecommunications Services (1.0%)
31,800	U.S. Bancorp *	1,034,454	100	America Movil SA de CV ADR	6,400
3,800	UDR, Inc.	92,416	25,200	AT&T, Inc. ±	1,066,212
4,000	U-Store-It Trust	52,800	5,300	Rosetelecom ADR	332,999

2,900	Ventas, Inc.	120,060		Total Telecommunications
4,400	Vornado Realty Trust	481,140		Services	1,405,611

11,600	Wachovia Corporation	581,740
6,500	Washington Mutual, Inc.	229,515	Utilities (0.7%)
900	Washington Real Estate		10,300	Atmos Energy Corporation ‡	291,696
	Investment Trust *	29,862	1,600	Black Hills Corporation	65,632
1,300	Weingarten Realty Investors	53,898	13,200	MDU Resources Group, Inc.	367,488

	Total Financials	25,245,875	4,700	Progress Energy, Inc.	220,195

				Total Utilities	945,011

Health Care (3.2%)

11,700	Abbott Laboratories ±	627,354		Total Common Stock
6,700	Bristol-Myers Squibb Company	193,094		(cost $52,612,331)	51,894,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

109

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

	Preferred Stock/		Preferred Stock/
Shares	Equity-Linked Securities (0.7%)	Value	Shares	Equity-Linked Securities (0.7%)	Value

Financials (0.3%)			Utilities (0.4%)
1,466	Goldman Sachs Group, Inc.,		10,400	CenterPoint Energy, Inc.,
	Convertible #¿	$185,039	Convertible #		$360,360
7,200	Lehman Brothers Holdings, Inc.,		520	NRG Energy, Inc., Convertible #	192,205

	Convertible #	191,160	Total Utilities		552,565

	Total Financials	376,199

			Total Preferred
			Stock/Equity-Linked Securities
			(cost $942,671)		928,764

Principal			Interest	Maturity
Amount	Long-Term Fixed Income (59.6%)		Rate	Date	Value

Asset-Backed Securities (8.7%)
$1,000,000	Citibank Credit Card Issuance Trust		5.650%	9/20/2019	$992,109
500,000	Discover Card Master Trust I §		1.223	3/16/2020	499,105
650,000	GAMUT Reinsurance, Ltd. †		12.358	10/31/2007	655,414
250,000	GAMUT Reinsurance, Ltd. †		20.360	10/31/2007	249,502
400,000	Merna Re, Ltd. †		7.110	10/1/2007	399,440
400,000	Merna Re, Ltd.		8.110	10/1/2007	399,440
9,490,000	North America High Yield CDX		7.625	6/29/2012	9,169,717

		Total Asset-Backed Securities			12,364,727

Basic Materials (3.2%)
110,000	Aleris International, Inc.		9.000	12/15/2014	101,750
80,000	Aleris International, Inc.		10.000	12/15/2016	70,800
160,000	Arch Western Finance, LLC ‡		6.750	7/1/2013	156,800
78,000	Buckeye Technologies, Inc.		8.000	10/15/2010	79,560
450,000	Domtar Corporation, Term Loan ≠		6.735	3/7/2014	439,538
130,000	Domtar, Inc. *		7.125	8/1/2015	124,800
130,000	Drummond Company, Inc.		7.375	2/15/2016	120,900
57,000	Equistar Chemicals, LP		10.625	5/1/2011	59,565
450,000	FMG Finance, Pty. Ltd.		10.625	9/1/2016	529,875
510,000	Freeport-McMoRan Copper & Gold, Inc.		8.375	4/1/2017	557,175
90,000	Georgia-Pacific Corporation		8.125	5/15/2011	91,350
140,000	Georgia-Pacific Corporation		7.125	1/15/2017	135,450
200,000	Glencore Funding, LLC		6.000	4/15/2014	196,991
210,000	Graphic Packaging International Corporation		9.500	8/15/2013	215,775
240,000	Griffin Coal Mining Company, Pty. Ltd.		9.500	12/1/2016	238,800
170,000	Huntsman International, LLC		7.875	11/13/2014	181,050
80,000	Jefferson Smurfit Corporation		8.250	10/1/2012	80,200
140,000	Lyondell Chemical Company		10.500	6/1/2013	150,500
80,000	Lyondell Chemical Company		8.250	9/15/2016	90,200
90,000	Lyondell Chemical Company		6.875	6/15/2017	97,650
320,000	Mosaic Global Holdings, Inc., Convertible >		7.375	12/1/2007	336,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

110

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (59.6%)	Rate	Date	Value

Basic Materials — continued
$150,000	Ryerson, Inc.	8.250%	12/15/2011	$161,062
250,000	Terra Capital, Inc.	7.000	2/1/2017	243,750

	Total Basic Materials			4,459,541

Capital Goods (3.6%)
80,000	Ahern Rentals, Inc. ±	9.250	8/15/2013	77,000
440,000	Allied Waste North America, Inc. ‡	7.875	4/15/2013	454,300
450,000	Allied Waste North America, Inc., Term Loan ≠	7.110	3/28/2014	442,971
70,000	Ashtead Capital, Inc.	9.000	8/15/2016	69,038
130,000	Ball Corporation ‡	6.625	3/15/2018	127,725
150,000	Berry Plastics Holding Corporation ‡	8.875	9/15/2014	153,375
380,000	Case New Holland, Inc.	7.125	3/1/2014	389,500
100,000	Crown Americas, Inc.	7.625	11/15/2013	102,625
100,000	Crown Americas, Inc.	7.750	11/15/2015	103,250
480,000	Da-Lite Screen Company, Inc. ±	9.500	5/15/2011	502,800
64,000	Invensys plc	9.875	3/15/2011	67,360
860,000	L-3 Communications Corporation	5.875	1/15/2015	825,600
400,000	L-3 Communications Corporation, Convertible	3.000	8/1/2035	463,000
100,000	Legrand SA	8.500	2/15/2025	117,000
140,000	Mueller Water Products, Inc.	7.375	6/1/2017	130,200
70,000	Owens-Brockway Glass Container, Inc.	8.250	5/15/2013	72,450
210,000	Owens-Illinois, Inc. *	7.500	5/15/2010	211,575
190,000	Plastipak Holdings, Inc.	8.500	12/15/2015	196,650
140,000	Rental Services Corporation *	9.500	12/1/2014	133,700
110,000	TransDigm, Inc.	7.750	7/15/2014	111,100
270,000	United Rentals North America, Inc.	7.000	2/15/2014	275,400

	Total Capital Goods			5,026,619

Commercial Mortgage-Backed Securities (5.0%)
2,000,000	Commercial Mortgage Pass-Through Certificates †~	5.311	10/15/2007	1,977,904
1,825,120	Deutsche Alt-A Securities, Inc. ±†	5.753	10/25/2007	1,782,914
2,000,000	Wachovia Bank Commercial Mortgage Trust †	5.873	10/15/2007	1,988,796
1,372,064	Washington Mutual Alternative Loan Trust †	5.733	10/25/2007	1,326,453

	Total Commercial Mortgage-Backed Securities			7,076,067

Communications Services (6.9%)
18,000	American Cellular Corporation	10.000	8/1/2011	18,810
460,000	American Tower Corporation ‡	7.125	10/15/2012	470,350
370,000	American Tower Corporation ‡	7.000	10/15/2017	372,312
120,000	Centennial Communications Corporation	8.125	2/1/2014	122,100
175,000	Citizens Communications Company	9.250	5/15/2011	189,875
430,000	Citizens Communications Company ±	6.250	1/15/2013	419,250
70,000	Dex Media West, LLC/Dex Media West Finance Company	9.875	8/15/2013	74,462
170,000	Dobson Cellular Systems	9.875	11/1/2012	183,600
860,000	Echostar DBS Corporation ±	6.625	10/1/2014	864,300
450,000	Idearc, Inc., Term Loan ≠	7.360	11/17/2014	441,634

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

111

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (59.6%)	Rate	Date	Value

Communications Services — continued
$270,000	Idearc, Inc.	8.000%	11/15/2016	$269,325
60,000	Intelsat Bermuda, Ltd.	9.250	6/15/2016	62,250
410,000	Intelsat Intermediate, Inc. >	Zero Coupon	2/1/2010	337,225
150,000	Intelsat Subsidiary Holding Company, Ltd.	8.625	1/15/2015	153,000
90,000	Lamar Media Corporation	6.625	8/15/2015	86,850
115,000	Morris Publishing Group, LLC	7.000	8/1/2013	89,988
280,000	NTL Cable plc	9.125	8/15/2016	290,500
250,000	Quebecor Media, Inc. §	7.750	3/15/2016	238,438
210,000	Quebecor World, Inc.	9.750	1/15/2015	201,075
200,000	Qwest Communications International, Inc.	7.250	2/15/2011	202,250
60,000	Qwest Communications International, Inc.	7.500	2/15/2014	60,750
470,000	Qwest Corporation	7.875	9/1/2011	493,500
50,000	Qwest Corporation	7.625	6/15/2015	52,375
510,000	R.H. Donnelley Corporation *	6.875	1/15/2013	481,950
110,000	R.H. Donnelley Corporation	8.875	1/15/2016	112,062
200,000	R.H. Donnelley Corporation §	8.875	10/15/2017	203,000
400,000	Rogers Cable, Inc.	6.750	3/15/2015	411,056
575,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	616,239
85,000	Rural Cellular Corporation	9.875	2/1/2010	88,825
200,000	Time Warner Cable, Inc.	5.850	5/1/2017	194,442
200,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	207,500
140,000	Valor Telecommunications Enterprises, LLC	7.750	2/15/2015	146,730
690,000	Videotron Ltee	6.875	1/15/2014	677,925
450,000	Windstream Corporation, Term Loan ≠	6.860	7/17/2013	446,836
300,000	Windstream Corporation	8.625	8/1/2016	319,875
130,000	Windstream Corporation	7.000	3/15/2019	126,750

	Total Communications Services			9,727,409

Consumer Cyclical (5.2%)
180,000	American Casino & Entertainment Properties, LLC ‡	7.850	2/1/2012	184,950
200,000	ArvinMeritor, Inc. ±	8.125	9/15/2015	194,000
240,000	Beazer Homes USA, Inc. *	8.625	5/15/2011	189,600
360,000	Buhrmann U.S., Inc. ‡	7.875	3/1/2015	336,600
180,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	187,650
430,000	Corrections Corporation of America ±	6.250	3/15/2013	423,550
102,000	Dollarama Group, LP †	11.159	12/17/2007	102,510
180,000	Dollarama Group, LP	8.875	8/15/2012	180,000
160,000	Ford Motor Credit Company †	9.810	10/15/2007	165,598
70,000	Ford Motor Credit Company	9.750	9/15/2010	71,413
130,000	Ford Motor Credit Company	7.000	10/1/2013	117,481
90,000	Ford Motor Credit Company	8.000	12/15/2016	84,195
220,000	Gaylord Entertainment Company	6.750	11/15/2014	211,200
240,000	Group 1 Automotive, Inc. ‡	8.250	8/15/2013	240,000
190,000	Hanesbrands, Inc. †	8.784	12/17/2007	189,050
190,000	Harrah’s Operating Company, Inc.	5.625	6/1/2015	151,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

112

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (59.6%)	Rate	Date	Value

Consumer Cyclical — continued
$260,000	Harrah’s Operating Company, Inc.	6.500%	6/1/2016	$211,900
860,000	Host Marriott, LP	6.375	3/15/2015	840,650
190,000	K. Hovnanian Enterprises, Inc.	7.500	5/15/2016	151,050
180,000	Majestic Star Casino, LLC	9.500	10/15/2010	172,800
300,000	MGM MIRAGE	5.875	2/27/2014	276,375
210,000	Pokagon Gaming Authority	10.375	6/15/2014	230,475
650,000	Royal Caribbean Cruises, Ltd. *	7.250	6/15/2016	640,501
220,000	Seminole Hard Rock Entertainment †	8.194	12/17/2007	214,775
130,000	Service Corporation International	6.750	4/1/2015	129,025
330,000	Station Casinos, Inc.	6.875	3/1/2016	287,100
100,000	TRW Automotive, Inc. *	7.000	3/15/2014	97,000
260,000	Tunica Biloxi Gaming Authority	9.000	11/15/2015	258,050
200,000	Turning Stone Resort Casino Enterprise	9.125	12/15/2010	204,000
130,000	Turning Stone Resort Casino Enterprise	9.125	9/15/2014	134,550
180,000	Universal City Florida Holding Company I/II †	10.106	11/1/2007	181,800
150,000	Warnaco, Inc.	8.875	6/15/2013	157,500
235,000	WMG Holdings Corporation >	Zero Coupon	12/15/2009	164,500

	Total Consumer Cyclical			7,380,898

Consumer Non-Cyclical (5.3%)
400,000	Archer-Daniels-Midland Company, Convertible ‡	0.875	2/15/2014	382,500
450,000	Biomet, Inc., Term Loan § ≠	5.202	3/25/2015	444,514
280,000	Boston Scientific Corporation	5.450	6/15/2014	251,300
450,000	BSC International Holdings, Ltd., Term Loan ≠	6.360	4/21/2011	435,375
450,000	CHS/Community Health Systems, Inc., Term Loan ≠	7.610	7/25/2014	441,351
380,000	Community Health Systems, Inc. ±	8.875	7/15/2015	390,450
520,000	Constellation Brands, Inc. ±	7.250	9/1/2016	520,000
200,000	Coventry Health Care, Inc.	5.950	3/15/2017	193,408
200,000	Fisher Scientific International, Inc., Convertible	3.250	3/1/2024	312,250
190,000	Genzyme Corporation, Convertible *	1.250	12/1/2023	200,925
480,000	HCA, Inc. ‡	9.250	11/15/2016	510,000
190,000	Jarden Corporation	7.500	5/1/2017	183,825
160,000	Michael Foods, Inc.	8.000	11/15/2013	160,000
200,000	Omnicare, Inc.	6.750	12/15/2013	186,500
430,000	Reynolds America, Inc.	7.625	6/1/2016	457,822
460,000	Smithfield Foods, Inc.	8.000	10/15/2009	474,950
320,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	326,000
400,000	SUPERVALU, Inc., Term Loan ≠	7.110	6/2/2012	395,500
560,000	SUPERVALU, Inc.	7.500	11/15/2014	569,800
210,000	Teva Pharmaceutical Finance Company, Convertible	1.750	2/1/2026	221,288
470,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	462,950

	Total Consumer Non-Cyclical			7,520,708

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

113

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (59.6%)	Rate	Date	Value

Energy (2.7%)
$160,000	CHC Helicopter Corporation	7.375%	5/1/2014	$152,000
510,000	Chesapeake Energy Corporation ‡	6.375	6/15/2015	500,438
140,000	Chesapeake Energy Corporation	6.250	1/15/2018	135,100
400,000	Chesapeake Energy Corporation, Convertible ‡	2.750	11/15/2035	439,000
155,000	Denbury Resources, Inc.	7.500	12/15/2015	158,875
210,000	Forest Oil Corporation	7.250	6/15/2019	210,000
130,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	121,550
310,000	Newfield Exploration Company	6.625	4/15/2016	303,025
460,000	Ocean Rig Norway AS	8.375	7/1/2013	469,200
190,000	OPTI Canada, Inc.	8.250	12/15/2014	191,425
200,000	PetroHawk Energy Corporation	9.125	7/15/2013	211,000
520,000	Petroplus Finance, Ltd.	7.000	5/1/2017	494,000
220,000	Plains Exploration & Production Company	7.750	6/15/2015	215,600
150,000	Western Oil Sands, Inc.	8.375	5/1/2012	165,562

	Total Energy			3,766,775

Financials (6.3%)
400,000	American International Group, Inc. ‡	6.250	3/15/2037	376,583
244,000	Archstone-Smith Operating Trust, Convertible ‡	4.000	7/15/2036	254,370
200,000	AXA SA *	6.463	12/14/2018	184,745
200,000	BBVA Bancomer SA ‡	6.008	5/17/2022	192,210
210,000	Capital One Capital III ‡	7.686	8/15/2036	206,336
210,000	Capital One Capital IV ‡	6.745	2/17/2037	187,269
400,000	Countrywide Financial Corporation, Convertible †	1.860	10/15/2007	365,040
300,000	FTI Consulting, Inc.	7.625	6/15/2013	307,500
670,000	General Motors Acceptance Corporation	6.875	9/15/2011	637,615
220,000	Goldman Sachs Group, Inc., Convertible	1.000	3/7/2012	226,545
840,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	784,668
630,000	Lincoln National Corporation	7.000	5/17/2016	649,265
580,000	Leucadia National Corporation	7.125	3/15/2017	552,450
200,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	190,113
210,000	ProLogis Trust	5.625	11/15/2016	199,058
420,000	Rabobank Capital Funding Trust	5.254	10/21/2016	386,513
400,000	Residential Capital Corporation	7.500	4/17/2013	323,000
200,000	Resona Bank, Ltd.	5.850	4/15/2016	188,098
420,000	Royal Bank of Scotland Group plc §	6.990	10/5/2017	427,858
450,000	Solar Capital Corporation, Term Loan ≠	7.360	2/28/2014	440,887
420,000	Student Loan Marketing Corporation	4.500	7/26/2010	393,174
420,000	Swiss RE Capital I, LP	6.854	5/25/2016	423,360
420,000	Wachovia Capital Trust III	5.800	3/15/2011	417,182
695,000	Washington Mutual Preferred Funding	6.665	12/15/2016	598,955

	Total Financials			8,912,794

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

114

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (59.6%)	Rate	Date	Value

Mortgage-Backed Securities (2.5%)
$3,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500%	10/1/2037	$3,563,438

	Total Mortgage-Backed Securities			3,563,438

Technology (0.7%)
130,000	Avago Technologies Finance Pte †‡	11.080	12/3/2007	132,600
130,000	Avago Technologies Finance Pte ‡	10.125	12/1/2013	139,750
80,000	NXP BV/NXP Funding, LLC †	8.110	10/15/2007	74,300
140,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	130,550
370,000	Seagate Technology HDD Holdings	6.800	10/1/2016	361,675
110,000	Unisys Corporation *	6.875	3/15/2010	106,975

	Total Technology			945,850

Transportation (1.2%)
216,016	Continental Airlines, Inc.	7.875	7/2/2018	212,235
400,000	Continental Airlines, Inc. ‡	6.903	4/19/2022	378,000
140,000	Delta Air Lines, Inc.	7.920	11/18/2010	138,950
60,000	Hertz Corporation	8.875	1/1/2014	61,800
100,000	Hertz Corporation	10.500	1/1/2016	108,000
150,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	147,000
266,438	Northwest Airlines, Inc.	7.691	4/1/2017	259,777
344,130	Piper Jaffray Equipment Trust Securities	6.750	4/1/2011	331,225

	Total Transportation			1,636,987

U.S. Government (2.5%)
3,646,764	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	3,597,474

	Total U.S. Government			3,597,474

Utilities (5.8%)
70,000	AES Corporation ±	8.875	2/15/2011	73,062
470,000	AES Corporation ‡	8.750	5/15/2013	491,738
320,000	CMS Energy Corporation, Convertible	2.875	12/1/2024	411,600
350,000	Colorado Interstate Gas Company ±	6.800	11/15/2015	362,325
70,000	Consumers Energy Company	6.300	2/1/2012	69,950
210,000	Copano Energy, LLC	8.125	3/1/2016	213,675
110,000	Dynegy Holdings, Inc.	6.875	4/1/2011	108,075
100,000	Dynegy Holdings, Inc.	7.500	6/1/2015	96,500
120,000	Dynegy Holdings, Inc.	8.375	5/1/2016	120,600
40,000	Dynegy Holdings, Inc.	7.750	6/1/2019	38,250
120,000	Edison Mission Energy	7.500	6/15/2013	123,000
130,000	Edison Mission Energy ‡	7.750	6/15/2016	134,550
200,000	Edison Mission Energy ‡	7.000	5/15/2017	197,000
200,000	Edison Mission Energy	7.200	5/15/2019	197,000
250,000	El Paso Corporation	6.875	6/15/2014	252,310
250,000	El Paso Corporation	7.000	6/15/2017	253,846
620,000	Enterprise Products Operating, LP ~	8.375	8/1/2016	637,206

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

115

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (59.6%)	Rate	Date	Value

Utilities — continued
$70,000	Mirant North America, LLC	7.375%	12/31/2013	$71,050
450,000	NRG Energy, Inc., Term Loan ≠	7.110	2/1/2013	440,811
540,000	NRG Energy, Inc.	7.375	2/1/2016	541,350
110,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	112,796
150,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	6.250	9/15/2015	144,523
105,000	Reliant Energy Resources Corporation	6.750	12/15/2014	106,050
860,000	Sabine Pass LNG LP	7.500	11/30/2016	847,100
360,000	SemGroup, LP	8.750	11/15/2015	351,900
80,000	Southern Natural Gas Company	7.350	2/15/2031	83,776
110,000	Southern Star Central Corporation	6.750	3/1/2016	105,188
1,100,000	TXU Energy Company, LLC †	6.194	12/17/2007	1,101,658
430,000	Williams Companies, Inc.	8.125	3/15/2012	463,325
120,000	Williams Partners, LP	7.250	2/1/2017	122,400

	Total Utilities			8,272,614

	Total Long-Term Fixed Income (cost $85,335,938)			84,251,901

			Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

90	Put on S&P 500 Mini Futures	$1,510	11/16/2007	$121,725

	Total Options Purchased (cost $121,725)			121,725

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (8.3%)	Rate (+)	Date	Value

11,801,843	Thrivent Financial Securities Lending Trust	5.380%	N/A	$11,801,843

	Total Collateral Held for Securities Loaned
	(cost $11,801,843)			11,801,843

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (8.3%)	Rate (+)	Date	Value

$290,000	Federal Home Loan Bank	4.001%	10/1/2007	$289,936
200,000	Federal National Mortgage Association ‡	5.080	12/14/2007	198,158
11,190,578	Thrivent Money Market Portfolio	5.140	N/A	11,190,578

	Total Short-Term Investments (cost $11,678,369)			11,678,672

	Total Investments (cost $162,492,877) 113.6%			$160,677,852

	Other Assets and Liabilities, Net (13.6%)			(19,209,303)

	Total Net Assets 100.0%			$141,468,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

116

Diversified Income Plus Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	28	December 2007	$2,989,523	$2,996,875	$7,352
10-Yr. U.S. Treasury Bond Futures	(5)	December 2007	(547,875)	(546,406)	1,469
S&P 500 Index Mini-Futures	6	December 2007	448,429	461,430	13,001
Total Futures					$21,822

					Notional
	Buy/Sell	Termination		Principal	Unrealized
Swaps and Counterparty	Protection	Date		Amount	Gain/(Loss)

Credit Default Swaps
Beazer Homes USA, Inc.,
5 Year, at 3.28%;	Sell	June 2012		$90,000	($19,938)
Bank of America, N.A.
Beazer Homes USA, Inc.,
5 Year, at 3.25%;	Sell	June 2012		300,000	(66,672)
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.77%;	Buy	June 2017		(200,000)	51,917
Bank of America, N.A.
Beazer Homes USA, Inc.,
10 Year, at 3.75%;	Buy	June 2017		(200,000)	52,035
Bank of America, N.A.
Ford Motor Company,
5 Year, at 6.90%;	Sell	September 2012		370,000	13,971
Bank of America, N.A.
Total Swaps					($31,313)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

≠ All or a portion of the loan is unfunded.

‡ At September 28, 2007, $376,021 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $6,301,679 and $1,384,779 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

¿ These securities are Equity-Linked Structured Securities.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that busy, develops, manages and/or sells real estate assets. TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,642,593
Gross unrealized depreciation	(4,457,618)

Net unrealized appreciation (depreciation)	($1,815,025)
Cost for federal income tax purposes	$162,492,877

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

117

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)
Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Asset-Backed Securities (9.2%)
$4,318,426	Bear Stearns Mortgage Funding Trust †~	5.271%	10/25/2007	$3,376,094
6,367,534	Capitalsource Commercial Loan Trust †~	5.626	10/20/2007	6,369,629
7,000,000	Citibank Credit Card Issuance Trust	5.650	9/20/2019	6,944,766
5,000,000	Credit Based Asset Servicing and Securitization, LLC †‡	5.241	10/25/2007	4,958,020
10,000,000	DaimlerChrysler Master Owner Trust ±†	5.803	10/15/2007	9,988,920
12,000,000	Discover Card Master Trust I §	1.223	3/16/2020	11,978,520
12,490,457	Federal Home Loan Mortgage Corporation ±†	5.171	10/25/2007	12,428,004
4,500,000	First Franklin Mortgage Loan Asset-Backed Certificates ±†	5.221	10/25/2007	4,424,229
8,500,000	Ford Credit Floor Plan Master Owner Trust †	5.933	10/15/2007	8,343,914
1,295,158	GE Commercial Loan Trust †‡	5.420	10/19/2007	1,293,902
10,000,000	GE Dealer Floorplan Master Note Trust †‡	5.536	10/20/2007	9,989,490
11,500,000	GMAC Mortgage Corporation Loan Trust †‡	5.201	10/25/2007	11,350,937
10,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.221	10/25/2007	9,950,690
906,050	GMAC Mortgage Corporation Loan Trust †	5.231	10/25/2007	896,648
2,517,233	IndyMac Seconds Asset-Backed Trust †‡	5.301	10/25/2007	2,448,498
12,250,000	Merna Re, Ltd. ±†	7.110	10/1/2007	12,232,850
1,276,052	Popular ABS Mortgage Pass-Through Trust ±†	5.261	10/25/2007	1,273,117
7,342,475	Residential Funding Mortgage Securities II †~	5.261	10/25/2007	7,274,403

	Total Asset-Backed Securities			125,522,631

Basic Materials (2.1%)
4,710,000	Alcan, Inc. ‡	5.000	6/1/2015	4,501,196
4,500,000	BHP Billiton Finance, Ltd. ‡	5.400	3/29/2017	4,387,604
2,725,000	Dow Chemical Company ±	7.375	11/1/2029	2,981,916
1,500,000	Freeport-McMoRan Copper & Gold, Inc. †‡	8.564	10/1/2007	1,558,125
7,300,000	Glencore Funding, LLC ±‡	6.000	4/15/2014	7,190,172
4,400,000	Lubrizol Corporation	5.500	10/1/2014	4,248,596
3,500,000	Precision Castparts Corporation ±	5.600	12/15/2013	3,570,956

	Total Basic Materials			28,438,565

Capital Goods (2.3%)
6,700,000	Caterpillar Financial Services Corporation	5.850	9/1/2017	6,761,010
2,400,000	CRH America, Inc.	6.000	9/30/2016	2,331,926
3,429,000	Goodrich Corporation ±	6.800	7/1/2036	3,688,493
1,805,000	Lockheed Martin Corporation ±	6.150	9/1/2036	1,824,445
5,250,000	Oakmont Asset Trust ±	4.514	12/22/2008	5,215,329
1,800,000	Owens Corning, Inc.	7.000	12/1/2036	1,751,841
3,909,144	Systems 2001 Asset Trust, LLC	6.664	9/15/2013	4,120,473
5,500,000	United Technologies Corporation	4.875	5/1/2015	5,294,410

	Total Capital Goods			30,987,927

Commercial Mortgage-Backed Securities (16.6%)
4,338,660	Banc of America Commercial Mortgage, Inc. ~	4.037	11/10/2039	4,279,004
3,000,000	Banc of America Commercial Mortgage, Inc. ~	5.118	7/11/2043	2,996,205
10,000,000	Banc of America Large Loan Trust †‡	5.863	10/15/2007	9,969,720
5,000,000	Banc of America Large Loan Trust ±†	5.963	10/15/2007	4,975,755

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

118

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$9,634,693	Banc of America Mortgage Securities, Inc. ‡	4.802%	9/25/2035	$9,485,037
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	5.903	10/15/2007	2,977,500
892,252	Citigroup Commercial Mortgage Trust †	5.823	10/15/2007	890,083
12,500,000	Citigroup Commercial Mortgage Trust ±†	5.893	10/15/2007	12,398,250
5,000,000	Citigroup Mortgage Loan Trust, Inc. ±‡	5.536	3/25/2036	4,989,375
10,000,000	Commercial Mortgage Pass-Through Certificates †‡	5.311	10/15/2007	9,889,520
335,095	Commercial Mortgage Pass-Through Certificates †	5.853	10/15/2007	335,097
2,000,000	Commercial Mortgage Pass-Through Certificates †‡	5.883	10/15/2007	1,974,328
7,500,000	Credit Suisse Mortgage Capital Certificates †	5.923	10/15/2007	7,458,982
10,000,000	Crown Castle International Corporation ~	5.245	11/15/2036	9,989,400
4,562,800	Deutsche Alt-A Securities, Inc. †~	5.753	10/25/2007	4,457,286
9,000,000	Greenwich Capital Commercial Funding Corporation ~	6.111	7/10/2038	9,278,946
4,364,012	HomeBanc Mortgage Trust ‡	5.991	4/25/2037	4,425,510
5,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	4.302	1/15/2038	5,355,262
9,968,065	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.284	5/15/2047	9,973,746
10,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.336	5/15/2047	9,812,130
11,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ~	6.007	6/15/2049	11,701,606
9,101,631	J.P. Morgan Mortgage Trust ‡	5.006	7/25/2035	9,058,435
3,479,734	Lehman Brothers “CALSTRS” Mortgage Trust ‡	3.988	11/20/2012	3,473,380
7,146,037	Merrill Lynch Mortgage Investors, Inc. ~	4.873	6/25/2035	7,108,885
6,000,000	Merrill Lynch Mortgage Trust	4.747	5/12/2043	5,719,710
8,625,000	Merrill Lynch Mortgage Trust ~	5.442	1/12/2044	8,439,795
6,250,304	Thornburg Mortgage Securities Trust †	5.221	10/25/2007	6,208,252
15,000,000	Wachovia Bank Commercial Mortgage Trust †	5.873	10/15/2007	14,915,970
7,700,000	Wachovia Bank Commercial Mortgage Trust	4.390	2/15/2036	7,484,585
6,052,427	Wachovia Mortgage Loan Trust, LLC	5.572	5/20/2036	6,106,802
8,232,383	Washington Mutual Alternative Loan Trust †	5.733	10/25/2007	7,958,721
3,352,759	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,282,793
1,419,118	Washington Mutual Mortgage Pass-Through Certificates †	5.421	10/25/2007	1,387,548
3,354,856	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	3,319,838
4,439,095	Zuni Mortgage Loan Trust †	5.261	10/25/2007	4,405,105

	Total Commercial Mortgage-Backed Securities			226,482,561

Communications Services (6.1%)
1,225,000	AT&T Corporation ~	8.000	11/15/2031	1,490,466
2,100,000	AT&T, Inc. ~	6.500	9/1/2037	2,165,304
3,075,000	British Telecom plc ‡~	9.125	12/15/2030	4,071,921
1,700,000	Comcast Corporation	5.900	3/15/2016	1,691,126
2,600,000	Comcast Corporation ~	6.300	11/15/2017	2,642,728
5,400,000	Comcast Corporation	5.875	2/15/2018	5,311,661
6,000,000	Cox Communications, Inc. ~	4.625	6/1/2013	5,659,650
1,230,000	Cox Communications, Inc. ±	5.450	12/15/2014	1,193,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

119

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Communications Services — continued
$5,000,000	Intelsat Intermediate, Inc. >‡	Zero Coupon	2/1/2010	$4,112,500
3,850,000	New Cingular Wireless Services, Inc. ~	8.125%	5/1/2012	4,269,099
1,350,000	New Cingular Wireless Services, Inc. ~	8.750	3/1/2031	1,709,165
2,140,000	News America, Inc.	6.400	12/15/2035	2,066,720
4,815,000	Rogers Cable, Inc.	5.500	3/15/2014	4,643,047
3,555,000	Rogers Cable, Inc.	6.750	3/15/2015	3,653,257
510,000	Rogers Cable, Inc.	8.750	5/1/2032	601,237
3,000,000	Rogers Wireless Communications, Inc.	6.375	3/1/2014	3,030,528
3,200,000	Rogers Wireless Communications, Inc.	7.500	3/15/2015	3,429,504
4,600,000	Sprint Capital Corporation	6.900	5/1/2019	4,618,193
3,000,000	Sprint Capital Corporation	6.875	11/15/2028	2,895,294
5,450,000	Telecom Italia Capital SA	5.250	11/15/2013	5,289,214
2,750,000	Telecom Italia Capital SA	5.250	10/1/2015	2,610,652
4,400,000	Telefonica Emisones SAU	6.221	7/3/2017	4,444,946
3,500,000	Time Warner Cable, Inc.	5.850	5/1/2017	3,402,728
1,850,000	Time Warner Entertainment Company, LP	8.375	3/15/2023	2,141,793
4,555,000	Verizon Communications, Inc.	5.550	2/15/2016	4,509,983
1,835,000	Verizon Communications, Inc. *	5.500	4/1/2017	1,797,981

	Total Communications Services			83,451,937

Consumer Cyclical (2.3%)
6,500,000	D.R. Horton, Inc. ‡	6.500	4/15/2016	5,693,356
2,300,000	Federated Retail Holdings, Inc.	5.350	3/15/2012	2,255,431
1,545,000	Federated Retail Holdings, Inc. ~	5.900	12/1/2016	1,478,519
3,150,000	Ford Motor Credit Company ±	6.625	6/16/2008	3,126,195
1,200,000	JC Penney & Company, Inc. ±	7.950	4/1/2017	1,331,720
490,000	JC Penney Corporation, Inc.	5.750	2/15/2018	470,387
2,140,000	JC Penney Corporation, Inc. *	6.375	10/15/2036	2,002,362
4,000,000	Lowe’s Companies, Inc. *	6.100	9/15/2017	4,041,452
4,100,000	Nissan Motor Acceptance Corporation ~	5.625	3/14/2011	4,157,334
2,600,000	Rite Aid Corporation	9.500	6/15/2017	2,431,000
2,600,000	Station Casinos, Inc.	6.875	3/1/2016	2,262,000
3,025,000	Walmart Stores, Inc. ±	5.875	4/5/2027	2,917,921

	Total Consumer Cyclical			32,167,677

Consumer Non-Cyclical (4.5%)
1,200,000	AmerisourceBergen Corporation ~	5.625	9/15/2012	1,190,170
3,000,000	AmerisourceBergen Corporation ~	5.875	9/15/2015	2,934,081
8,300,000	AstraZeneca plc ‡	5.400	9/15/2012	8,365,255
3,325,000	Baxter International, Inc. ±	5.900	9/1/2016	3,352,282
6,000,000	Bunge Limited Finance Corporation ‡	5.350	4/15/2014	5,757,186
4,300,000	Cardinal Health, Inc. ~	6.000	6/15/2017	4,290,110
6,500,000	Cargill, Inc. ~	5.600	9/15/2012	6,549,894
3,600,000	Community Health Systems, Inc. ±	8.875	7/15/2015	3,699,000
3,500,000	General Mills, Inc.	5.650	9/10/2012	3,531,160
3,800,000	Johnson & Johnson Company ‡	5.950	8/15/2037	3,896,566

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

120

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Consumer Non-Cyclical — continued
$2,500,000	Kroger Company ‡	6.400%	8/15/2017	$2,549,190
2,070,000	Procter & Gamble Company ~	5.550	3/5/2037	1,977,616
1,600,000	Safeway, Inc.	6.350	8/15/2017	1,625,637
3,000,000	Schering-Plough Corporation	6.000	9/15/2017	3,013,482
6,750,000	Wyeth ‡	6.950	3/15/2011	7,074,331
1,425,000	Wyeth	5.950	4/1/2037	1,375,156

	Total Consumer Non-Cyclical			61,181,116

Energy (6.6%)
4,145,000	Apache Corporation ~	5.250	4/15/2013	4,121,892
5,000,000	Canadian Natural Resources, Ltd. ‡	5.700	5/15/2017	4,880,885
1,550,000	Consolidated Natural Gas Company ±	5.000	12/1/2014	1,466,838
5,800,000	Energy Transfer Partners, LP ~	6.125	2/15/2017	5,597,470
4,800,000	Enterprise Products Operating, LP ±	5.600	10/15/2014	4,701,792
4,000,000	Enterprise Products Operating, LP ‡	6.300	9/15/2017	4,005,468
4,500,000	EOG Resources, Inc.	5.875	9/15/2017	4,498,488
2,700,000	Magellan Midstream Partners, LP	6.450	6/1/2014	2,783,921
2,900,000	Marathon Oil Corporation	6.000	10/1/2017	2,904,205
3,250,000	Mariner Energy, Inc.	8.000	5/15/2017	3,176,875
1,100,000	Nexen, Inc. ‡	5.650	5/15/2017	1,062,829
3,075,000	Nexen, Inc. ‡	6.400	5/15/2037	2,988,147
3,250,000	Oneok Partners, LP	6.850	10/15/2037	3,275,571
3,250,000	Plains All American Pipeline, LP/PAA
	Finance Corporation ±	6.650	1/15/2037	3,232,960
2,500,000	Premcor Refining Group, Inc. ±	6.125	5/1/2011	2,562,260
2,800,000	Premcor Refining Group, Inc. ±	6.750	5/1/2014	2,918,521
5,150,000	Ras Laffan Liquefied Natural Gas Company, Ltd. II	5.298	9/30/2020	4,913,872
3,000,000	Southern Natural Gas Company	5.900	4/1/2017	2,919,585
3,600,000	Southern Star Central Corporation	6.750	3/1/2016	3,442,500
3,000,000	Transcontinental Gas Pipe Corporation	8.875	7/15/2012	3,337,500
900,000	Transcontinental Gas Pipe Corporation	6.400	4/15/2016	904,500
3,500,000	Valero Energy Corporation	6.125	6/15/2017	3,522,998
1,200,000	Valero Energy Corporation	6.625	6/15/2037	1,217,863
8,400,000	Western Oil Sands, Inc.	8.375	5/1/2012	9,271,500
3,100,000	XTO Energy, Inc.	5.300	6/30/2015	2,980,176
3,100,000	XTO Energy, Inc.	6.250	8/1/2017	3,147,275

	Total Energy			89,835,891

Financials (22.4%)
2,250,000	American Express Bank FSB/Salt Lake City, UT	6.000	9/13/2017	2,238,664
4,000,000	American Express Company Senior Notes ~	6.150	8/28/2017	4,036,604
3,800,000	American International Group, Inc. ~	6.250	3/15/2037	3,577,540
3,100,000	Archstone-Smith Operating Trust ‡	5.625	8/15/2014	3,091,835
3,900,000	AXA SA ‡	6.463	12/14/2018	3,602,535
1,030,000	BAC Capital Trust XI	6.625	5/23/2036	1,048,146
3,800,000	BAC Capital Trust XIV ~	5.630	3/15/2012	3,615,225

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

121

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Financials — continued
$3,000,000	Bank of America Corporation ~	6.000%	9/1/2017	$3,069,567
3,800,000	Bear Stearns Companies, Inc.	6.400	10/2/2017	3,783,117
3,350,000	BNP Paribas SA ~	5.186	6/29/2015	3,070,151
1,115,000	Capital One Capital III	7.686	8/15/2036	1,095,548
2,460,000	Capital One Financial Corporation ±	5.250	2/21/2017	2,262,863
6,000,000	Capmark Financial Group, Inc. ‡	6.300	5/10/2017	5,221,794
3,800,000	Citigroup, Inc. ~	6.000	8/15/2017	3,888,247
3,000,000	Corestates Capital Trust I ±	8.000	12/15/2026	3,108,660
7,250,000	Countrywide Financial Corporation	5.800	6/7/2012	6,795,316
14,175,000	Countrywide Financial Corporation, Convertible †~	1.860	10/15/2007	12,936,105
1,800,000	Coventry Health Care, Inc. ‡	5.875	1/15/2012	1,809,607
1,500,000	Coventry Health Care, Inc. ‡	6.125	1/15/2015	1,487,883
1,500,000	Coventry Health Care, Inc. ‡	5.950	3/15/2017	1,450,562
4,800,000	Credit Agricole SA ‡	6.637	5/31/2017	4,509,734
2,800,000	Deluxe Corporation ~	7.375	6/1/2015	2,765,000
4,200,000	Endurance Specialty Holdings, Ltd.	6.150	10/15/2015	4,024,810
2,500,000	ERP Operating, LP ±~	5.125	3/15/2016	2,316,950
2,375,000	General Electric Capital Corporation	5.720	8/22/2011	2,382,925
5,000,000	General Electric Capital Corporation ±	4.375	3/3/2012	4,836,360
2,800,000	General Electric Capital Corporation	5.625	9/15/2017	2,799,233
1,300,000	General Electric Capital Corporation	6.150	8/7/2037	1,334,135
5,150,000	General Motors Acceptance Corporation ±	6.875	9/15/2011	4,901,070
7,200,000	General Motors Acceptance Corporation, LLC ‡	6.000	12/15/2011	6,645,449
6,500,000	Goldman Sachs Group, Inc. ~	5.300	2/14/2012	6,460,474
5,500,000	Goldman Sachs Group, Inc. ‡	5.125	1/15/2015	5,280,902
1,300,000	Goldman Sachs Group, Inc. §	6.750	10/1/2037	1,308,346
4,000,000	HSBC Capital Funding, LP/Jersey Channel Islands ±	9.547	6/30/2010	4,386,128
1,220,000	HSBC Holdings plc ±	6.500	5/2/2036	1,232,620
3,250,000	International Lease Finance Corporation	5.750	6/15/2011	3,279,809
5,185,000	iStar Financial, Inc. ~	5.850	3/15/2017	4,587,211
2,800,000	J.P. Morgan Chase & Company ‡	5.750	1/2/2013	2,839,494
4,410,000	J.P. Morgan Chase Bank NA	5.875	6/13/2016	4,419,962
8,250,000	Keybank National Association	5.500	9/17/2012	8,219,648
3,500,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	3,427,543
5,500,000	Lehman Brothers Holdings, Inc. ~	6.000	7/19/2012	5,585,256
1,050,000	Lehman Brothers Holdings, Inc.	7.000	9/27/2027	1,075,081
2,840,000	Liberty Property, LP ~	5.500	12/15/2016	2,657,859
5,980,000	Lincoln National Corporation ‡	7.000	5/17/2016	6,162,862
3,800,000	Merrill Lynch & Company, Inc. ~	6.050	8/15/2012	3,896,212
2,370,000	Merrill Lynch & Company, Inc. ‡	6.050	5/16/2016	2,366,661
1,350,000	Merrill Lynch & Company, Inc. ‡	6.110	1/29/2037	1,270,629
6,730,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	6,397,316
2,400,000	Morgan Stanley ~	4.000	1/15/2010	2,344,738
1,750,000	Morgan Stanley ‡	6.250	8/28/2017	1,787,098
3,630,000	Morgan Stanley *	6.250	8/9/2026	3,574,773
5,806,740	Preferred Term Securities XXIII, Ltd. ±†	5.894	12/24/2007	5,580,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

122

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Financials — continued
$2,670,000	ProLogis ±	5.500%	4/1/2012	$2,639,575
2,600,000	ProLogis ±	5.625	11/15/2015	2,491,869
1,095,000	Prudential Financial, Inc. ±	5.900	3/17/2036	1,025,010
1,120,000	Prudential Financial, Inc.	5.700	12/14/2036	1,032,050
2,400,000	QBE Capital Funding II, LP	6.797	6/1/2017	2,353,356
3,750,000	RBS Capital Trust I ~	5.512	9/30/2014	3,508,646
2,500,000	Regency Centers, LP ±	5.875	6/15/2017	2,412,645
4,785,000	Reinsurance Group of America, Inc.	5.625	3/15/2017	4,622,358
5,040,000	Residential Capital Corporation †	7.460	10/17/2007	4,284,000
3,300,000	Residential Capital Corporation †	9.190	10/17/2007	2,310,000
6,800,000	Residential Capital Corporation	7.500	4/17/2013	5,491,000
7,775,000	Residential Capital, LLC	7.500	6/1/2012	6,297,750
6,000,000	Resona Bank, Ltd.	5.850	4/15/2016	5,642,946
3,500,000	Simon Property Group, LP	4.600	6/15/2010	3,432,964
2,100,000	Simon Property Group, LP	5.375	6/1/2011	2,094,095
2,280,000	Simon Property Group, LP	5.750	12/1/2015	2,227,649
4,700,000	SLM Corporation	5.400	10/25/2011	4,388,075
3,660,000	SMFG Preferred Capital GBP 1, Ltd.	6.078	1/25/2017	3,384,365
6,630,000	Student Loan Marketing Corporation	4.500	7/26/2010	6,206,535
4,200,000	Swiss RE Capital I, LP	6.854	5/25/2016	4,233,604
995,000	Travelers Companies, Inc.	6.250	6/15/2037	959,770
3,000,000	Travelers Property Casualty Corporation	5.000	3/15/2013	2,932,212
2,500,000	United Health Group	6.500	6/15/2037	2,519,472
3,825,000	Wachovia Bank NA	4.875	2/1/2015	3,618,198
3,585,000	Wachovia Capital Trust III	5.800	3/15/2011	3,560,948
3,650,000	Wachovia Corporation ±	5.300	10/15/2011	3,666,940
1,720,000	Washington Mutual Bank FA	5.125	1/15/2015	1,602,005
1,340,000	Washington Mutual Preferred Funding	6.665	12/15/2016	1,154,820
7,400,000	Washington Mutual Preferred Funding II *	6.895	6/15/2012	6,939,150
6,000,000	WellPoint, Inc. ±	5.000	12/15/2014	5,711,742
4,600,000	Willis North America, Inc. ±	6.200	3/28/2017	4,564,230
3,075,000	XL Capital, Ltd.	6.250	5/15/2027	2,886,638

	Total Financials			306,041,151

Foreign (0.3%)
4,200,000	Pemex Finance, Ltd. ±	9.030	2/15/2011	4,431,000

	Total Foreign			4,431,000

Mortgage-Backed Securities (11.1%)
11,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	5.500	10/1/2037	11,262,812
84,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	10/1/2037	84,105,000
55,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	10/1/2037	55,996,875

	Total Mortgage-Backed Securities			151,364,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

123

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Technology (0.2%)
$2,250,000	International Business Machines Corporation	5.700%	9/14/2017	$2,261,788

	Total Technology			2,261,788

Transportation (4.9%)
2,800,000	Burlington Northern Santa Fe Corporation ±	7.000	12/15/2025	2,997,518
3,288,238	Continental Airlines, Inc. ~	7.875	7/2/2018	3,230,694
3,250,000	Continental Airlines, Inc. ~	5.983	4/19/2022	3,149,055
6,500,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	6,589,375
2,000,000	FedEx Corporation ±	3.500	4/1/2009	1,950,318
3,706,811	FedEx Corporation ‡	6.845	1/15/2019	4,038,904
3,409,033	FedEx Corporation	6.720	1/15/2022	3,572,666
2,750,000	Hertz Corporation ‡	8.875	1/1/2014	2,832,500
5,850,000	Kansas City Southern de Mexico SA de CV ‡	7.375	6/1/2014	5,718,375
3,740,000	Norfolk Southern Corporation ‡	5.640	5/17/2029	3,398,617
14,750,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	14,750,000
4,645,751	Piper Jaffray Equipment Trust Securities ±	6.750	4/1/2011	4,471,535
11,000,000	Union Pacific Corporation	5.450	1/31/2013	10,915,905

	Total Transportation			67,615,462

U.S. Government (9.2%)
5,000,000	Federal Home Loan Mortgage Corporation	4.625	10/25/2012	4,994,360
5,000,000	Federal Home Loan Mortgage Corporation *	5.000	12/14/2018	4,872,990
22,500,000	Federal National Mortgage Association *	5.300	2/22/2011	22,563,698
6,000,000	U.S. Treasury Bonds *	6.250	8/15/2023	6,892,968
600,000	U.S. Treasury Notes *	4.875	6/30/2012	616,781
6,500,000	U.S. Treasury Notes *	4.125	8/31/2012	6,473,597
1,265,000	U.S. Treasury Notes *	4.500	5/15/2017	1,257,884
2,100,000	U.S. Treasury Notes *	4.750	8/15/2017	2,128,220
49,176,060	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	48,511,396
38,000,000	U.S. Treasury Principal Strips ‡	Zero Coupon	11/15/2022	17,927,678
12,750,000	U.S. Treasury Strips *	Zero Coupon	2/15/2013	10,176,999

	Total U.S. Government			126,416,571

U.S. Municipal (1.3%)
5,900,000	California Infrastructure & Economic
	Bank Revenue Bonds ÷~	5.000	7/1/2036	6,370,820
4,500,000	Little Rock, Arkansas Sewer Revenue Bonds §	5.000	10/1/2037	4,664,835
6,500,000	Missouri Joint Municipal Electric Utility
	Commission (Power Project) Revenue Bonds	5.000	1/1/2032	6,733,155

	Total U.S. Municipal			17,768,810

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

124

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (104.9%)	Rate	Date	Value

Utilities (5.8%)
$3,000,000	Baltimore Gas & Electric Company ~	5.900%	10/1/2016	$2,953,020
2,500,000	Carolina Power & Light, Inc. ‡	5.150	4/1/2015	2,423,135
3,950,000	Cleveland Electric Illuminating Company ±	7.430	11/1/2009	4,112,452
1,775,000	Cleveland Electric Illuminating Company ±	5.700	4/1/2017	1,727,000
2,930,000	Commonwealth Edison Company ±	5.400	12/15/2011	2,927,896
3,500,000	Commonwealth Edison Company ‡	7.500	7/1/2013	3,711,586
1,500,000	Commonwealth Edison Company ±	6.150	9/15/2017	1,508,914
2,500,000	DTE Energy Company ‡	6.375	4/15/2033	2,505,255
1,500,000	Exelon Corporation ±	6.750	5/1/2011	1,559,223
3,500,000	Exelon Corporation ±	4.900	6/15/2015	3,259,120
3,000,000	ITC Holdings Corporation	5.875	9/30/2016	2,978,520
2,400,000	MidAmerican Energy Holdings Company ‡	6.125	4/1/2036	2,329,884
850,000	MidAmerican Energy Holdings Company ±	5.950	5/15/2037	802,850
2,500,000	MidAmerican Energy Holdings Company ‡	6.500	9/15/2037	2,527,010
2,800,000	Nevada Power Company *±	6.750	7/1/2037	2,814,678
6,450,000	NiSource Finance Corporation	7.875	11/15/2010	6,903,964
2,800,000	Nisource Finance Corporation ‡	6.400	3/15/2018	2,820,560
2,000,000	NRG Energy, Inc. ‡	7.250	2/1/2014	2,005,000
1,500,000	NRG Energy, Inc. ‡	7.375	2/1/2016	1,503,750
1,550,000	Ohio Edison Company ±	6.875	7/15/2036	1,627,531
1,662,471	Power Contract Financing, LLC ±	6.256	2/1/2010	1,687,342
3,130,996	Power Receivables Finance, LLC ±	6.290	1/1/2012	3,224,143
1,075,000	Progress Energy, Inc. ±	7.000	10/30/2031	1,142,881
4,800,000	PSEG Power, LLC ±	5.000	4/1/2014	4,562,491
2,270,000	PSI Energy, Inc. ±	5.000	9/15/2013	2,181,954
2,770,000	Southwestern Public Service Company	6.000	10/1/2036	2,628,913
4,600,000	TXU Energy Company, LLC †	6.194	12/17/2007	4,606,932
2,900,000	Union Electric Company ±	6.400	6/15/2017	2,988,560
2,580,000	Virginia Electric & Power Company	6.000	1/15/2036	2,475,479
1,300,000	Virginia Electric and Power Company	5.950	9/15/2017	1,298,116

	Total Utilities			79,798,159

	Total Long-Term Fixed Income (cost $1,447,525,342)			1,433,765,933

			Expiration
Contracts	Options Purchased (0.2%)	Price	Date	Value

2,125	Call on U.S. Treasury Bond Futures	$109	11/20/2007	$2,291,026

	Total Options Purchased (cost $2,210,623)			$2,291,026

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (9.1%)	Rate (+)	Date	Value

124,785,858	Thrivent Financial Securities Lending Trust	5.380%	N/A	$124,785,858

	Total Collateral Held for Securities Loaned
	(cost $124,785,858)			124,785,858

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

125

Income Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.6%)	Rate (+)	Date	Value

$25,520,000	Barclays Bank plc Repurchase Agreement	4.850%	10/1/2007	$25,520,000
700,000	Federal National Mortgage Association	5.273	10/17/2007	698,198
8,481,000	Fountain Square Commercial ~	5.230	11/28/2007	8,407,722
11,500,000	Jupiter Securitization Company, LLC	5.300	10/2/2007	11,494,921
10,000,000	Park Avenue Receivables Corporation	5.250	10/11/2007	9,982,500
12,500,000	Regency Markets No.1, LLC	5.400	10/3/2007	12,492,500
10,000,000	Royal Bank of Scotland	4.930	10/10/2007	9,984,936
8,201,954	Thrivent Money Market Portfolio	5.140	N/A	8,201,954
4,150,000	Toyota Motor Credit Corporation	4.800	10/17/2007	4,140,040

	Total Short-Term Investments (at amortized cost)			90,922,771

	Total Investments (cost $1,665,444,594) 120.8%			$1,651,765,588

	Other Assets and Liabilities, Net (20.8%)			(284,270,910)

	Total Net Assets 100.0%			$1,367,494,678

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	1,050	December 2007	$112,025,078	$112,382,813	$357,735
10-Yr. U.S. Treasury Bond Futures	(995)	December 2007	(109,190,931)	(108,734,844)	456,087
20-Yr. U.S. Treasury Bond Futures	(395)	December 2007	(44,351,928)	(43,980,781)	371,147
Total Futures					$1,184,969

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 28, 2007, $1,651,234 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $277,913,028 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

÷ Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principals and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

 ▪ Repurchase agreement dated September 28, 2007, $25,520,813 maturing October 1, 2007, collateralized by $23,842,779 Federal Home Loan Bank Discount Notes, Zero Coupon due November 8, 2007 and $2,188,451 Federal Home Loan Mortgage Corporation Discount Notes, Zero Coupon due July 21, 2008.

Definitions:

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,897,466
Gross unrealized depreciation	(23,576,472)

Net unrealized appreciation (depreciation)	($13,679,006)
Cost for federal income tax purposes	$1,665,444,594

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

126

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Asset-Backed Securities (17.3%)
$2,000,000	Americredit Automobile Receivables Trust ±†	5.878%	10/6/2007	$1,986,398
957,005	Bear Stearns Asset-Backed Securities, Inc. ±†	5.371	10/25/2007	954,243
925,377	Bear Stearns Mortgage Funding Trust †	5.271	10/25/2007	723,449
14,634	Countrywide Asset-Backed Certificates †	5.211	10/25/2007	14,634
2,500,000	Countrywide Asset-Backed Certificates ±	5.549	4/25/2036	2,480,758
750,000	Countrywide Home Loans Asset-Backed Securities	6.085	6/25/2021	733,916
2,500,000	Credit Based Asset Servicing and Securitization, LLC ±†	5.241	10/25/2007	2,479,010
1,250,000	Credit Based Asset Servicing and Securitization, LLC ±	5.501	12/25/2036	1,239,760
2,500,000	DaimlerChrysler Master Owner Trust ±†	5.803	10/15/2007	2,497,230
1,200,000	Discover Card Master Trust I §	1.223	3/16/2020	1,197,852
1,500,000	First Franklin Mortgage Loan Asset-Backed Certificates †	5.241	10/25/2007	1,478,133
2,037,072	First Horizon ABS Trust †	5.261	10/25/2007	1,999,355
1,679,630	First Horizon ABS Trust ±†	5.291	10/25/2007	1,649,200
1,500,000	Ford Credit Floor Plan Master Owner Trust †	5.933	10/15/2007	1,472,456
2,000,000	GE Dealer Floorplan Master Note Trust ±†	5.536	10/20/2007	1,997,898
3,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.201	10/25/2007	2,961,114
2,500,000	GMAC Mortgage Corporation Loan Trust ±†	5.221	10/25/2007	2,487,672
45,109	Green Tree Financial Corporation ±	6.330	11/1/2029	44,620
1,678,156	IndyMac Seconds Asset-Backed Trust †	5.301	10/25/2007	1,632,332
282,278	Massachusetts RRB Special Purpose Trust ±	3.780	9/15/2010	280,189
299,486	Master Asset-Backed Securities Trust †	5.211	10/25/2007	299,090
1,071,599	National Collegiate Student Loan Trust †	5.191	10/25/2007	1,072,305
282,312	Popular ABS Mortgage Pass-Through Trust †	5.261	10/25/2007	281,663
59,468	Residential Asset Securities Corporation †	5.211	10/25/2007	59,454
1,631,661	Residential Funding Mortgage Securities II †	5.261	10/25/2007	1,616,534
570,704	SLM Student Loan Trust †	5.370	10/25/2007	570,834
2,000,000	Textron Financial Floorplan Master Note Trust ±†	5.923	10/13/2007	1,998,236
1,859,502	Wachovia Asset Securitization, Inc. †	5.271	10/25/2007	1,832,483

	Total Asset-Backed Securities			38,040,818

Basic Materials (0.5%)
500,000	Alcan, Inc. ±	5.200	1/15/2014	490,261
275,000	Alcan, Inc.	6.125	12/15/2033	264,073
27,000	Dow Chemical Company	7.375	11/1/2029	29,546
300,000	Potash Corporation of Saskatchewan, Inc. ±	7.750	5/31/2011	322,708

	Total Basic Materials			1,106,588

Capital Goods (1.3%)
975,000	Boeing Capital Corporation ±	6.100	3/1/2011	1,006,426
275,000	Caterpillar, Inc. ±	4.500	6/15/2009	272,717
800,000	General Electric Company ±	5.000	2/1/2013	793,013
350,000	John Deere Capital Corporation ±	7.000	3/15/2012	374,188
27,000	Lockheed Martin Corporation	6.150	9/1/2036	27,291
200,000	Northrop Grumman Corporation ±	7.125	2/15/2011	212,353
275,000	United Technologies Corporation	6.050	6/1/2036	276,093

	Total Capital Goods			2,962,081

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

127

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Commercial Mortgage-Backed Securities (15.9%)
$700,000	Banc of America Commercial Mortgage, Inc. ±	5.118%	7/11/2043	$699,114
2,500,000	Bear Stearns Commercial Mortgage Securities, Inc. ±†	5.903	10/15/2007	2,481,250
400,000	Bear Stearns Commercial Mortgage Securities, Inc. ±	3.869	2/11/2041	393,807
2,313,727	Chase Mortgage Finance Corporation ±	4.582	2/25/2037	2,266,031
446,126	Citigroup Commercial Mortgage Trust †	5.823	10/15/2007	445,042
83,774	Commercial Mortgage Pass-Through Certificates ±†	5.853	10/15/2007	83,774
2,500,000	Commercial Mortgage Pass-Through Certificates ±†	5.883	10/15/2007	2,467,910
1,225,704	Credit Suisse First Boston Mortgage
	Securities Corporation ±	3.861	3/15/2036	1,213,333
500,000	Credit Suisse First Boston Mortgage
	Securities Corporation	4.829	11/15/2037	480,654
2,500,000	Credit Suisse Mortgage Capital Certificates †	5.923	10/15/2007	2,486,328
2,000,000	Crown Castle International Corporation ±	5.245	11/15/2036	1,997,880
800,000	General Electric Commercial Mortgage Corporation ±	4.641	9/10/2013	781,146
500,000	GMAC Commercial Mortgage Securities, Inc.	4.547	12/10/2041	488,574
1,000,000	Goldman Sachs Mortgage Securities Corporation	5.560	11/10/2039	1,000,749
1,000,000	Greenwich Capital Commercial Funding Corporation ±	5.317	6/10/2036	993,106
2,000,000	GS Mortgage Securities Corporation II †	5.928	10/6/2007	1,982,664
500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±	4.654	1/12/2037	487,516
1,500,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation	5.336	5/15/2047	1,471,820
2,275,408	J.P. Morgan Mortgage Trust	5.006	7/25/2035	2,264,609
1,000,000	LB-UBS Commercial Mortgage Trust ±	3.086	5/15/2027	987,380
700,000	LB-UBS Commercial Mortgage Trust	4.786	10/15/2029	673,325
750,000	LB-UBS Commercial Mortgage Trust	4.553	7/15/2030	741,758
1,786,509	Merrill Lynch Mortgage Investors, Inc.	4.873	6/25/2035	1,777,221
352,014	Nationslink Funding Corporation ±	6.316	1/20/2031	354,960
1,562,576	Thornburg Mortgage Securities Trust †	5.221	10/25/2007	1,552,063
2,026,264	Thornburg Mortgage Securities Trust †	5.241	10/25/2007	2,000,901
1,466,832	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	1,436,222
986,466	Zuni Mortgage Loan Trust †	5.261	10/25/2007	978,912

	Total Commercial Mortgage-Backed Securities			34,988,049

Communications Services (2.8%)
27,000	BellSouth Corporation	6.875	10/15/2031	28,262
200,000	British Telecom plc ±	8.625	12/15/2010	220,189
302,000	British Telecom plc	9.125	12/15/2030	399,909
400,000	Cingular Wireless, Inc. ±	6.500	12/15/2011	417,563
225,000	Comcast Corporation ±	5.500	3/15/2011	225,433
500,000	Cox Communications, Inc. ±	7.750	11/1/2010	532,842
135,000	Cox Communications, Inc.	6.450	12/1/2036	131,696
200,000	Deutsche Telekom International Finance BV	8.000	6/15/2010	214,236
200,000	France Telecom SA ±	7.750	3/1/2011	214,984

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

128

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Communications Services — continued
$700,000	New Cingular Wireless Services, Inc. ±	7.875%	3/1/2011	$757,407
275,000	News America, Inc.	6.400	12/15/2035	265,583
275,000	SBC Communications, Inc.	5.875	2/1/2012	281,266
700,000	Sprint Capital Corporation ±	7.625	1/30/2011	742,230
550,000	Sprint Capital Corporation ±	6.900	5/1/2019	552,175
800,000	Telecom Italia Capital SA ±	5.250	10/1/2015	759,462
425,000	Tele-Communications, Inc. (TCI Group) ±	7.875	8/1/2013	465,120
27,000	Verizon Global Funding Corporation	7.750	12/1/2030	31,231

	Total Communications Services			6,239,588

Consumer Cyclical (1.0%)
850,000	AOL Time Warner, Inc. ±	6.875	5/1/2012	891,889
27,000	AOL Time Warner, Inc.	7.625	4/15/2031	29,367
27,000	DaimlerChrysler North American Holdings Corporation	8.500	1/18/2031	33,469
27,000	Target Corporation	7.000	7/15/2031	28,667
527,000	Wal-Mart Stores, Inc.	7.550	2/15/2030	604,481
500,000	Walt Disney Company ±	5.625	9/15/2016	501,888

	Total Consumer Cyclical			2,089,761

Consumer Non-Cyclical (2.0%)
275,000	Boston Scientific Corporation	7.000	11/15/2035	238,562
600,000	Bunge Limited Finance Corporation	5.350	4/15/2014	575,719
475,000	Coca-Cola HBC Finance BV ±	5.125	9/17/2013	463,024
400,000	Genentech, Inc. ±	4.400	7/15/2010	394,931
482,000	General Mills, Inc. ±	6.000	2/15/2012	492,704
27,000	Kellogg Company	7.450	4/1/2031	30,528
650,000	Kraft Foods, Inc. ±	6.250	6/1/2012	671,092
27,000	Kraft Foods, Inc.	6.500	11/1/2031	26,547
500,000	Kroger Company ±	4.950	1/15/2015	472,647
475,000	Safeway, Inc. ±	4.125	11/1/2008	471,359
550,000	Wyeth	6.000	2/15/2036	528,969

	Total Consumer Non-Cyclical			4,366,082

Energy (1.6%)
500,000	Anadarko Finance Company ±	6.750	5/1/2011	522,680
27,000	Anadarko Finance Company	7.500	5/1/2031	29,404
500,000	Burlington Resources, Inc. ±	6.500	12/1/2011	522,666
1,000,000	Conoco Funding Company ±	6.350	10/15/2011	1,042,442
27,000	Conoco, Inc.	6.950	4/15/2029	29,695
27,000	Devon Financing Corporation, ULC	7.875	9/30/2031	31,887
475,000	Duke Capital Corporation ±	7.500	10/1/2009	495,509
275,000	Oneok Partners, LP	6.650	10/1/2036	271,243
500,000	Valero Energy Corporation ±	4.750	6/15/2013	476,952

	Total Energy			3,422,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

129

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Financials (9.7%)
$27,000	Abbey National plc	7.950%	10/26/2029	$32,757
500,000	AIG SunAmerica Global Financing VI ±	6.300	5/10/2011	515,640
500,000	Allstate Corporation ±	5.000	8/15/2014	484,030
250,000	Associates Corporation of North America ±	6.250	11/1/2008	252,879
27,000	AXA SA	8.600	12/15/2030	32,134
275,000	BAC Capital Trust XI	6.625	5/23/2036	279,845
650,000	Bank of America Corporation ±	4.750	8/15/2013	621,684
1,800,000	Bank One Corporation ±	5.900	11/15/2011	1,832,612
600,000	BB&T Corporation ±	6.500	8/1/2011	623,075
1,100,000	BNP Paribas SA ±	5.186	6/29/2015	1,008,109
1,100,000	Capital One Financial Corporation ±	5.250	2/21/2017	1,011,849
725,000	CIT Group, Inc. ±	4.750	12/15/2010	690,006
590,000	Citigroup, Inc. ±	5.000	9/15/2014	568,712
250,000	Citigroup, Inc. ±	4.700	5/29/2015	235,190
725,000	Credit Suisse First Boston USA, Inc. ±	3.875	1/15/2009	715,794
950,000	Goldman Sachs Group, Inc. ±	6.600	1/15/2012	995,530
500,000	Household Finance Corporation ±	4.750	5/15/2009	496,824
650,000	Household Finance Corporation ±	6.375	11/27/2012	672,505
350,000	HSBC Finance Corporation ±	5.000	6/30/2015	330,514
850,000	International Lease Finance Corporation ±	5.875	5/1/2013	853,358
775,000	Lehman Brothers Holdings, Inc. ±	3.950	11/10/2009	756,856
185,000	Marsh & McLennan Companies, Inc.	5.750	9/15/2015	178,677
475,000	Merrill Lynch & Company, Inc. ±	5.000	2/3/2014	455,180
500,000	MetLife, Inc. ±	5.000	6/15/2015	476,684
1,250,000	Morgan Stanley Dean Witter & Company ±	6.750	4/15/2011	1,306,412
1,244,301	Preferred Term Securities XXIII, Ltd. †	5.894	12/24/2007	1,195,774
500,000	ProLogis Trust ±	5.500	3/1/2013	491,427
275,000	Prudential Financial, Inc.	5.700	12/14/2036	253,405
500,000	Residential Capital Corporation	7.500	4/17/2013	403,750
500,000	Student Loan Marketing Corporation ±	4.000	1/15/2010	468,426
550,000	Union Planters Corporation ±	4.375	12/1/2010	531,653
500,000	Wachovia Bank NA ±	4.875	2/1/2015	472,967
500,000	Washington Mutual Bank FA	5.500	1/15/2013	481,880
500,000	WellPoint, Inc. ±	5.000	12/15/2014	475,978
1,100,000	Wells Fargo & Company ±	4.200	1/15/2010	1,081,582

	Total Financials			21,283,698

Foreign (2.3%)
250,000	African Development Bank ±	6.875	10/15/2015	273,278
300,000	Codelco, Inc. ±	6.375	11/30/2012	312,483
550,000	Export-Import Bank of Korea ±	4.125	2/10/2009	540,517
27,000	Hydro-Quebec	8.400	1/15/2022	34,897
350,000	Inter-American Development Bank	5.375	11/18/2008	353,115
425,000	Pemex Project Funding Master Trust ±	9.125	10/13/2010	469,838
250,000	Province of Nova Scotia ±	7.250	7/27/2013	277,677
400,000	Province of Quebec	4.875	5/5/2014	399,492

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

130

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Foreign — continued
$400,000	Province of Quebec	7.500%	7/15/2023	$484,201
600,000	Republic of Italy ±	6.000	2/22/2011	626,294
200,000	Republic of Italy	4.375	6/15/2013	197,587
1,100,000	United Mexican States ±	5.625	1/15/2017	1,096,700

	Total Foreign			5,066,079

Mortgage-Backed Securities (33.9%)
6,865	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.500	12/1/2009	6,992
9,739	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	1/1/2011	9,971
7,736	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	10/1/2012	7,941
7,940	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	1/1/2013	8,153
11,752	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2013	11,921
23,815	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	3/1/2014	23,837
36,156	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	4/1/2014	36,673
11,166	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	10/1/2014	11,561
20,654	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.500	3/1/2016	21,202
33,189	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	6/1/2016	33,686
43,059	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	6.000	9/1/2016	43,704
357,424	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	7.000	6/1/2017	369,254
625,270	Federal Home Loan Mortgage Corporation
	Gold 15-Yr. Pass Through	5.500	12/1/2017	625,386
5,164	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	4/1/2024	5,295
8,882	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2024	9,231
1,395	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	8/1/2025	1,464
16,262	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.500	11/1/2025	17,438
2,718	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	8.000	1/1/2026	2,880
4,808	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	4/1/2027	4,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

131

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$5,169	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500%	7/1/2027	$5,425
8,423	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	8/1/2027	8,758
5,249	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2027	5,506
6,675	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2028	6,941
27,666	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	8/1/2028	27,896
13,926	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	2/1/2029	14,302
27,090	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	3/1/2029	27,301
11,167	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	7/1/2029	11,614
20,446	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	10/1/2029	21,425
11,169	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.500	11/1/2029	11,703
19,604	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	5/1/2031	20,090
80,263	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	6/1/2031	80,818
32,933	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	6/1/2031	34,191
73,854	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	7/1/2031	74,365
18,103	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	9/1/2031	18,794
55,048	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2031	56,412
400,122	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	1/1/2032	402,889
27,101	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	7.000	5/1/2032	28,096
379,674	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	7/1/2032	388,714
273,645	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.500	10/1/2032	280,160
529,948	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through	6.000	11/1/2032	532,929
9,000,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	5.000	10/1/2037	8,583,750
14,700,000	Federal Home Loan Mortgage Corporation
	Gold 30-Yr. Pass Through §	6.000	10/1/2037	14,713,789

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

132

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$4,083	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000%	4/1/2011	$4,148
814	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	7.500	7/1/2011	840
4,233	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	8.000	7/1/2012	4,414
7,365	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	12/1/2012	7,564
20,862	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.500	6/1/2013	21,433
28,582	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through	6.000	12/1/2013	29,008
16,100,000	Federal National Mortgage Association
	Conventional 15-Yr. Pass Through §	5.000	10/1/2022	15,778,000
7,106	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	10.500	8/1/2020	8,033
7,167	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	12/1/2024	7,575
10,529	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2025	10,962
34,818	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	11/1/2025	35,727
1,960	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.500	12/1/2025	2,104
7,490	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	1/1/2026	7,865
9,557	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	5/1/2026	9,807
6,009	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	9/1/2026	6,361
5,419	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	2/1/2027	5,689
3,891	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2027	4,052
10,745	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	8/1/2027	11,055
1,393	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	11/1/2027	1,461
14,627	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	9.000	11/1/2027	15,899
4,406	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	1/1/2028	4,589
79,215	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	2/1/2028	83,131
13,275	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	5/1/2028	13,391

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

133

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$6,904	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500%	9/1/2028	$7,093
19,319	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2028	20,126
48,955	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	11/1/2028	51,391
97,498	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	12/1/2028	98,344
11,004	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	12/1/2028	11,464
14,917	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	2/1/2029	15,324
52,424	Federal National Mortgage Association
	Conventional 0-Yr. Pass Through	6.000	3/1/2029	52,879
23,696	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	3/1/2029	24,691
65,009	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	4/1/2029	66,720
9,767	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	8/1/2029	10,025
15,572	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	8/1/2029	16,324
22,121	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	10/1/2029	23,049
12,697	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2029	13,311
9,093	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	8.000	4/1/2030	9,583
6,360	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.500	12/1/2030	6,656
132,464	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.000	5/1/2031	133,419
208,774	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	4/1/2032	213,819
197,511	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	5/1/2032	202,284
114,186	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	7.000	5/1/2032	118,810
648,440	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	7/1/2032	664,109
326,433	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through	6.500	8/1/2032	334,321
29,400,000	Federal National Mortgage Association
	Conventional 30-Yr. Pass Through §	5.500	10/1/2037	28,793,636

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

134

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$5,809	Government National Mortgage Association
	15-Yr. Pass Through	6.500%	6/15/2009	$5,886
26,992	Government National Mortgage Association
	15-Yr. Pass Through	7.000	9/15/2013	27,953
5,940	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2023	6,235
5,219	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2024	5,472
4,376	Government National Mortgage Association
	30-Yr. Pass Through	9.000	9/15/2024	4,740
6,764	Government National Mortgage Association
	30-Yr. Pass Through	8.000	6/15/2025	7,190
2,020	Government National Mortgage Association
	30-Yr. Pass Through	8.000	9/15/2026	2,148
9,459	Government National Mortgage Association
	30-Yr. Pass Through	7.500	3/15/2027	9,937
8,596	Government National Mortgage Association
	30-Yr. Pass Through	7.500	10/15/2027	9,030
8,510	Government National Mortgage Association
	30-Yr. Pass Through	7.000	11/15/2027	8,925
14,764	Government National Mortgage Association
	30-Yr. Pass Through	7.000	1/15/2028	15,475
15,248	Government National Mortgage Association
	30-Yr. Pass Through	6.500	7/15/2028	15,647
16,345	Government National Mortgage Association
	30-Yr. Pass Through	7.000	8/15/2028	17,131
52,074	Government National Mortgage Association
	30-Yr. Pass Through	7.500	11/15/2028	54,683
12,523	Government National Mortgage Association
	30-Yr. Pass Through	6.500	12/15/2028	12,850
61,671	Government National Mortgage Association
	30-Yr. Pass Through	6.500	3/15/2029	63,249
13,680	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2029	14,030
14,740	Government National Mortgage Association
	30-Yr. Pass Through	8.000	10/15/2030	15,680
19,061	Government National Mortgage Association
	30-Yr. Pass Through	7.500	1/15/2031	19,991
7,449	Government National Mortgage Association
	30-Yr. Pass Through	7.000	4/15/2031	7,799
36,009	Government National Mortgage Association
	30-Yr. Pass Through	6.500	6/15/2031	36,906
26,949	Government National Mortgage Association
	30-Yr. Pass Through	7.000	9/15/2031	28,213

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

135

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

Mortgage-Backed Securities — continued
$371,065	Government National Mortgage Association
	30-Yr. Pass Through	6.500%	1/15/2032	$380,131
50,245	Government National Mortgage Association
	30-Yr. Pass Through	6.500	4/15/2032	51,473

	Total Mortgage-Backed Securities			74,388,716

Technology (0.2%)
500,000	International Business Machines Corporation ±	4.250	9/15/2009	496,846

	Total Technology			496,846

Transportation (0.7%)
500,000	CSX Corporation ±	5.500	8/1/2013	491,125
475,000	FedEx Corporation ±	3.500	4/1/2009	463,201
500,000	Union Pacific Corporation ±	7.000	2/1/2016	527,926

	Total Transportation			1,482,252

U.S. Government (30.1%)
2,000,000	Federal Home Loan Bank ±	3.375	2/15/2008	1,988,332
3,000,000	Federal Home Loan Bank	4.100	6/13/2008	2,986,260
500,000	Federal Home Loan Bank	4.500	10/14/2008	499,651
3,000,000	Federal Home Loan Bank *	4.875	2/9/2010	3,030,585
500,000	Federal Home Loan Bank	4.500	11/15/2012	497,072
850,000	Federal Home Loan Bank	4.500	9/16/2013	838,825
1,050,000	Federal Home Loan Mortgage Corporation	6.000	6/15/2011	1,102,876
1,000,000	Federal Home Loan Mortgage Corporation	5.125	7/15/2012	1,022,104
3,200,000	Federal Home Loan Mortgage Corporation *	5.500	8/23/2017	3,326,010
1,000,000	Federal Home Loan Mortgage Corporation *	5.000	12/14/2018	974,598
700,000	Federal Home Loan Mortgage Corporation	6.750	3/15/2031	838,528
1,600,000	Federal National Mortgage Association	5.250	1/15/2009	1,614,714
2,000,000	Federal National Mortgage Association	6.125	3/15/2012	2,121,746
500,000	Federal National Mortgage Association	5.960	9/11/2028	542,092
100,000	Federal National Mortgage Association *	6.250	5/15/2029	112,272
200,000	Resolution Funding Corporation	8.125	10/15/2019	253,243
250,000	Tennessee Valley Authority ±	6.000	3/15/2013	265,496
4,200,000	U.S. Treasury Bonds *	7.250	5/15/2016	4,999,642
400,000	U.S. Treasury Bonds *	8.875	2/15/2019	544,312
290,000	U.S. Treasury Bonds *	7.625	11/15/2022	375,051
1,000,000	U.S. Treasury Bonds *	6.250	8/15/2023	1,148,828
260,000	U.S. Treasury Bonds *	7.500	11/15/2024	338,244
350,000	U.S. Treasury Bonds *	6.875	8/15/2025	431,703
8,675,000	U.S. Treasury Bonds *	5.250	11/15/2028	9,092,484
2,000,000	U.S. Treasury Notes *	5.500	5/15/2009	2,047,968
8,000,000	U.S. Treasury Notes *	6.000	8/15/2009	8,291,872
2,000,000	U.S. Treasury Notes *	3.625	1/15/2010	1,984,688
2,945,000	U.S. Treasury Notes *	5.000	2/15/2011	3,033,580
4,500,000	U.S. Treasury Notes *	4.500	11/30/2011	4,557,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

136

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (120.8%)	Rate	Date	Value

U.S. Government — continued
$500,000	U.S. Treasury Notes *	4.375%	8/15/2012	$504,688
2,500,000	U.S. Treasury Notes *	4.250	8/15/2014	2,482,422
3,175,000	U.S. Treasury Notes *	4.500	2/15/2016	3,175,495
400,000	U.S. Treasury Notes *	4.625	2/15/2017	401,844
600,000	U.S. Treasury Notes *	4.500	5/15/2017	596,625

	Total U.S. Government			66,021,153

Utilities (1.5%)
400,000	CenterPoint Energy Houston Electric, LLC ±	5.600	7/1/2023	376,892
275,000	Commonwealth Edison Company	5.900	3/15/2036	257,492
475,000	FirstEnergy Corporation ±	6.450	11/15/2011	491,086
27,000	FirstEnergy Corporation	7.375	11/15/2031	29,547
27,000	National Rural Utilities Cooperative Finance	8.000	3/1/2032	32,153
475,000	Oncor Electric Delivery Company ±	6.375	1/15/2015	476,202
400,000	Progress Energy, Inc. ±	7.000	10/30/2031	425,258
600,000	Public Service Company of Colorado	7.875	10/1/2012	663,782
225,000	Southern California Edison Company ±	5.000	1/15/2014	218,735
275,000	Xcel Energy, Inc.	6.500	7/1/2036	273,617

	Total Utilities			3,244,764

	Total Long-Term Fixed Income (cost $265,435,446)			265,198,953

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (24.3%)	Rate (+)	Date	Value

53,406,825	Thrivent Financial Securities Lending Trust	5.380%	N/A	$53,406,825

	Total Collateral Held for Securities Loaned
	(cost $53,406,825)			53,406,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

137

Bond Index Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

		Interest	Maturity
Shares	Short-Term Investments (9.8%)	Rate (+)	Date	Value

21,493,958	Thrivent Money Market Portfolio	5.140%	N/A	$21,493,958

	Total Short-Term Investments (at amortized cost)			21,493,958

	Total Investments (cost $340,336,229) 154.9%			$340,099,736

	Other Assets and Liabilities, Net (54.9%)			(120,559,397)

	Total Net Assets 100.0%			$219,540,339

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,693,010
Gross unrealized depreciation	(2,929,503)

Net unrealized appreciation (depreciation)	($236,493)
Cost for federal income tax purposes	$340,336,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

138

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.2%)	Rate	Date	Value

Asset-Backed Securities (24.7%)
$3,000,000	Americredit Automobile Receivables Trust †‡	5.878%	10/6/2007	$2,979,597
3,000,000	Americredit Automobile Receivables Trust ‡	3.430	7/6/2011	2,940,516
1,435,508	Bear Stearns Asset-Backed Securities, Inc. †‡	5.371	10/25/2007	1,431,364
7,000,000	Capital Auto Receivables Asset Trust ~	5.380	7/15/2010	7,025,627
8,250,000	Carmax Auto Owner Trust †	5.903	10/15/2007	8,257,920
506,096	Caterpillar Financial Asset Trust ±	3.900	2/25/2009	505,405
8,250,000	Chase Funding Issuance Trust §	4.960	9/17/2012	8,252,578
2,232,672	Chase Manhattan Auto Owner Trust ‡	4.840	7/15/2009	2,228,410
1,314,263	CIT Equipment Collateral ‡	4.420	5/20/2009	1,311,144
5,000,000	CNH Equipment Trust †	6.096	10/15/2007	5,000,000
8,500,000	CNH Equipment Trust ±	4.400	5/16/2011	8,396,708
5,000,000	Countrywide Asset-Backed Certificates ‡	5.549	4/25/2036	4,961,515
5,000,000	Countrywide Asset-Backed Certificates ‡	5.683	10/25/2036	4,948,760
4,500,000	Countrywide Home Loans Asset-Backed Securities ‡	6.085	6/25/2021	4,403,498
3,500,000	CPL Transition Funding, LLC	5.560	1/15/2012	3,537,188
540,121	CPS Auto Trust ‡	4.520	3/15/2010	539,088
5,500,000	Credit Acceptance Auto Dealer Loan Trust ~	5.320	10/15/2012	5,490,595
5,000,000	Credit Based Asset Servicing and Securitization, LLC ‡	5.501	12/25/2036	4,959,040
6,794,550	DaimlerChrysler Auto Trust ‡	5.330	8/8/2010	6,800,984
3,000,000	DaimlerChrysler Master Owner Trust †‡	5.803	10/15/2007	2,996,676
6,000,000	Drive Auto Receivables Trust ‡	5.300	7/15/2011	6,004,572
7,401,752	Federal Home Loan Mortgage Corporation †	5.171	10/25/2007	7,364,743
215,871	First Franklin Mortgage Loan Asset-Backed Certificates ~	5.500	3/25/2036	215,129
2,158,596	GE Commercial Loan Trust †~	5.420	10/19/2007	2,156,503
3,000,000	GE Dealer Floorplan Master Note Trust †‡	5.536	10/20/2007	2,996,847
1,936,268	GE Equipment Small Ticket, LLC ~	4.380	7/22/2009	1,930,188
7,000,000	GMAC Mortgage Corporation Loan Trust †~	5.201	10/25/2007	6,909,266
3,000,000	GMAC Mortgage Corporation Loan Trust ±†‡	5.221	10/25/2007	2,985,207
2,491,638	GMAC Mortgage Corporation Loan Trust †‡	5.231	10/25/2007	2,465,782
5,500,000	GMAC Mortgage Corporation Loan Trust ±	5.750	10/25/2036	5,410,652
8,500,000	Harley Davidson Motorcycle Trust ±†	6.103	10/15/2007	8,492,010
3,500,000	Harley Davidson Motorcycle Trust ‡	5.240	1/15/2012	3,502,208
2,205,897	Harley Davidson Motorcycle Trust ±	3.200	5/15/2012	2,164,289
220,902	Honda Auto Receivables Owner Trust	2.910	10/20/2008	220,508
6,500,000	Household Home Equity Loan Trust ~	5.320	3/20/2036	6,442,709
3,500,000	Household Home Equity Loan Trust ‡	5.660	3/20/2036	3,476,753
739,371	John Deere Owner Trust ‡	3.980	6/15/2009	736,984
7,500,000	Merna Re, Ltd. ±†	7.110	10/1/2007	7,489,500
7,000,000	Mortgage Equity Conversion Asset Trust †	5.320	10/25/2007	6,772,500
7,000,000	Mortgage Equity Conversion Asset Trust †	5.340	10/25/2007	6,794,375
2,622,485	Nissan Auto Receivables Owner Trust	4.740	9/15/2009	2,611,937
711,014	Nomura Asset Acceptance Corporation †	5.271	10/25/2007	682,040
1,486,415	PG&E Energy Recovery Funding, LLC	3.870	6/25/2011	1,471,988
547,699	Popular ABS Mortgage Pass-Through Trust	4.000	12/25/2034	540,857
4,665,000	Renaissance Home Equity Loan Trust	5.608	5/25/2036	4,630,474
1,737,036	Residential Asset Securities Corporation	5.010	4/25/2033	1,641,855

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

139

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.2%)	Rate	Date	Value

Asset-Backed Securities — continued
$7,000,000	Santander Drive Auto Receivables Trust	5.050%	9/15/2011	$6,987,211
856,055	SLM Student Loan Trust †	5.370	10/25/2007	856,251
3,000,000	Textron Financial Floorplan Master Note Trust †	5.923	10/13/2007	2,997,354
2,889,207	USAA Auto Owner Trust	4.830	4/15/2010	2,882,949
2,324,377	Wachovia Asset Securitization, Inc. †	5.271	10/25/2007	2,290,604
6,000,000	Wachovia Auto Loan Owner Trust	5.230	8/22/2011	6,003,768
9,000,000	Washington Mutual Master Note Trust †	5.783	10/15/2007	8,953,020

	Total Asset-Backed Securities			214,047,646

Basic Materials (1.1%)
1,400,000	BHP Billiton Finance, Ltd. ‡	5.125	3/29/2012	1,393,617
1,028,000	Equistar Chemicals, LP ‡	10.125	9/1/2008	1,061,410
2,400,000	Lubrizol Corporation ‡	4.625	10/1/2009	2,380,394
1,500,000	Monsanto Company ‡	4.000	5/15/2008	1,488,846
3,500,000	Precision Castparts Corporation	6.750	12/15/2007	3,508,281

	Total Basic Materials			9,832,548

Capital Goods (1.2%)
3,400,000	Goodrich Corporation ±	7.500	4/15/2008	3,434,673
2,500,000	John Deere Capital Corporation ‡	4.400	7/15/2009	2,475,585
1,700,000	John Deere Capital Corporation ~	5.350	1/17/2012	1,707,868
2,500,000	Oakmont Asset Trust ‡	4.514	12/22/2008	2,483,490

	Total Capital Goods			10,101,616

Commercial Mortgage-Backed Securities (21.6%)
4,930,695	American Home Mortgage Assets †‡	5.903	10/25/2007	4,825,918
3,535,000	Banc of America Commercial Mortgage, Inc. ‡	5.001	9/10/2010	3,528,100
1,206,300	Banc of America Commercial Mortgage, Inc. ~	4.037	11/10/2039	1,189,714
6,000,000	Banc of America Large Loan Trust †~	5.863	10/15/2007	5,981,832
7,000,000	Banc of America Large Loan Trust †~	5.963	10/15/2007	6,966,057
2,810,119	Banc of America Mortgage Securities, Inc. ‡	4.802	9/25/2035	2,766,469
3,370,504	Bear Stearns Adjustable Rate Mortgage Trust ‡	4.625	8/25/2010	3,307,432
4,000,000	Bear Stearns Commercial Mortgage Securities, Inc. †‡	5.903	10/15/2007	3,970,000
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc. ±‡	3.869	2/11/2041	1,279,872
4,627,453	Chase Mortgage Finance Corporation ‡	4.582	2/25/2037	4,532,063
356,901	Citigroup Commercial Mortgage Trust ±†	5.823	10/15/2007	356,033
269,338	Citigroup Mortgage Loan Trust, Inc. ±	4.922	8/25/2035	268,740
5,000,000	Citigroup Mortgage Loan Trust, Inc. ‡	5.536	3/25/2036	4,989,375
8,000,000	Commercial Mortgage Pass-Through Certificates †‡	5.311	10/15/2007	7,911,616
100,529	Commercial Mortgage Pass-Through Certificates ±†	5.853	10/15/2007	100,529
4,219,082	Countrywide Home Loans, Inc. ‡	5.358	3/20/2036	4,201,412
4,100,386	Countrywide Home Loans, Inc. ‡	5.856	9/20/2036	4,149,201
6,500,000	Crown Castle International Corporation ‡	5.245	11/15/2036	6,493,110
6,387,921	Deutsche Alt-A Securities, Inc. †‡	5.753	10/25/2007	6,240,200
2,319,392	Federal Home Loan Mortgage Corporation
	Multifamily Structured Pass Through	5.487	4/25/2010	2,316,323

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

140

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.2%)	Rate	Date	Value

Commercial Mortgage-Backed Securities — continued
$2,727,677	General Electric Commercial Mortgage Corporation ~	4.591%	7/10/2045	$2,705,708
3,035,835	HomeBanc Mortgage Trust ±	5.991	4/25/2037	3,078,616
2,039,671	Impac CMB Trust ±†	5.391	10/25/2007	2,006,586
1,430,700	Impac CMB Trust ±†	5.451	10/25/2007	1,423,452
6,579,584	J.P. Morgan Alternative Loan Trust	5.797	3/25/2036	6,624,161
2,090,917	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±	2.790	1/12/2039	2,039,371
9,100,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.198	12/15/2044	9,120,857
5,460,979	J.P. Morgan Mortgage Trust ‡	5.006	7/25/2035	5,435,061
1,000,000	LB-UBS Commercial Mortgage Trust	3.323	3/15/2027	991,109
2,575,070	LB-UBS Commercial Mortgage Trust ±	4.741	9/15/2040	2,563,637
521,960	Lehman Brothers “CALSTRS” Mortgage Trust ±	3.988	11/20/2012	521,007
3,930,321	Merrill Lynch Mortgage Investors, Inc. ±	4.873	6/25/2035	3,909,887
1,250,000	Merrill Lynch Mortgage Trust ~	4.099	11/15/2010	1,248,026
2,819,605	Residential Accredit Loans, Inc.	5.603	9/25/2035	2,822,337
2,836,769	Thornburg Mortgage Securities Trust †	5.241	10/25/2007	2,801,261
8,000,000	TIAA Real Estate CDO, Ltd.	5.823	8/15/2039	8,131,160
5,730,000	Wachovia Bank Commercial Mortgage Trust	3.958	12/15/2035	5,655,688
3,668,137	Wachovia Mortgage Loan Trust, LLC	5.572	5/20/2036	3,701,092
7,043,261	Washington Mutual Alternative Loan Trust †	5.733	10/25/2007	6,809,128
5,030,950	Washington Mutual Alternative Loan Trust †	5.903	10/25/2007	4,887,293
3,436,578	Washington Mutual Asset Securities Corporation	3.830	1/25/2035	3,364,863
2,027,311	Washington Mutual Mortgage Pass-Through Certificates †	5.421	10/25/2007	1,982,212
5,632,276	Washington Mutual Mortgage Pass-Through Certificates †	5.863	10/25/2007	5,494,990
2,348,399	Washington Mutual Mortgage Pass-Through Certificates	4.835	9/25/2035	2,323,886
5,796,003	Washington Mutual, Inc. †	5.723	10/25/2007	5,631,632
5,300,546	Washington Mutual, Inc. †	5.803	10/25/2007	5,162,235
8,500,000	Wells Fargo Mortgage Backed Securities Trust	3.539	9/25/2034	8,313,068
1,030,786	Wells Fargo Mortgage Backed Securities Trust	4.950	3/25/2036	1,018,506
1,773,750	Wells Fargo Mortgage Backed Securities Trust	5.094	3/25/2036	1,767,926

	Total Commercial Mortgage-Backed Securities			186,908,751

Communications Services (4.2%)
2,800,000	Ameritech Capital Funding Corporation	6.250	5/18/2009	2,866,427
2,000,000	British Telecom plc ~‡	8.625	12/15/2010	2,201,892
3,100,000	Comcast Cable Communications, Inc. ‡	6.200	11/15/2008	3,130,312
2,100,000	Comcast Cable Communications, LLC ±	6.875	6/15/2009	2,157,685
1,760,000	Cox Communications, Inc. ‡	7.875	8/15/2009	1,840,569
1,400,000	Cox Communications, Inc. ±	4.625	1/15/2010	1,383,427
2,450,000	GTE Corporation ±‡	7.510	4/1/2009	2,530,007
1,954,000	News America Holdings, Inc.	7.375	10/17/2008	1,988,674
1,000,000	Qwest Corporation	5.625	11/15/2008	998,750
2,620,000	Rogers Cable, Inc.	7.875	5/1/2012	2,822,919
2,500,000	SBC Communications, Inc. ±	4.125	9/15/2009	2,459,322
2,400,000	Sprint Capital Corporation	6.125	11/15/2008	2,417,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

141

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.2%)	Rate	Date	Value

Communications Services — continued
$2,400,000	Telecom Italia Capital SA	4.000%	11/15/2008	$2,366,232
1,400,000	Telecom Italia Capital SA	6.200	7/18/2011	1,434,574
1,000,000	Telefonos de Mexico SA de CV	4.500	11/19/2008	991,082
2,400,000	Time Warner Cable, Inc.	5.400	7/2/2012	2,370,485
2,500,000	Time Warner Entertainment Company, LP	7.250	9/1/2008	2,527,978

	Total Communications Services			36,487,997

Consumer Cyclical (4.0%)
1,250,000	Carnival Corporation ±	3.750	11/15/2007	1,249,856
3,100,000	Centex Corporation ‡	4.750	1/15/2008	3,073,523
2,700,000	CVS Caremark Corporation †‡	5.921	12/3/2007	2,690,739
2,800,000	CVS Caremark Corporation ~	4.000	9/15/2009	2,742,908
2,100,000	D.R. Horton, Inc. ±	8.000	2/1/2009	2,085,275
2,500,000	DaimlerChrysler North American
	Holdings Corporation †‡	5.886	11/1/2007	2,497,222
1,750,000	Ford Motor Credit Company ‡	6.625	6/16/2008	1,736,775
2,100,000	May Department Stores Company ‡	4.800	7/15/2009	2,086,270
2,800,000	Nissan Motor Acceptance Corporation	4.625	3/8/2010	2,771,042
2,050,000	Ryland Group, Inc.	5.375	6/1/2008	2,023,727
4,386,270	SLM Private Credit Student Loan Trust †	5.704	12/15/2007	4,390,555
2,000,000	Walmart Stores, Inc.	5.000	4/5/2012	1,982,436
5,400,000	Walt Disney Company †~	5.430	10/16/2007	5,376,645

	Total Consumer Cyclical			34,706,973

Consumer Non-Cyclical (2.4%)
1,375,000	AstraZeneca plc ‡	5.400	9/15/2012	1,385,810
2,500,000	Baxter International, Inc. ±	5.196	2/16/2008	2,498,538
3,500,000	Cadbury Schweppes plc ‡	3.875	10/1/2008	3,450,934
2,000,000	Fortune Brands, Inc. ‡	5.125	1/15/2011	1,982,788
3,500,000	General Mills, Inc. ~	6.378	10/15/2008	3,531,780
1,950,000	Kroger Company ±	6.375	3/1/2008	1,956,630
2,800,000	Miller Brewing Company ±	4.250	8/15/2008	2,772,311
1,100,000	Safeway, Inc.	6.500	11/15/2008	1,118,218
2,000,000	Wyeth	4.375	3/1/2008	1,991,440

	Total Consumer Non-Cyclical			20,688,449

Energy (1.8%)
2,350,000	Enterprise Products Operating, LP ±	4.000	10/15/2007	2,348,731
1,000,000	Enterprise Products Operating, LP ‡	4.625	10/15/2009	991,621
2,430,000	KeySpan Corporation ±	4.900	5/16/2008	2,418,783
2,500,000	Oneok, Inc.	5.510	2/16/2008	2,498,578
2,100,000	Premcor Refining Group, Inc.	6.125	5/1/2011	2,152,298
3,400,000	Sempra Energy	7.950	3/1/2010	3,598,189
1,350,000	Western Oil Sands, Inc.	8.375	5/1/2012	1,490,062

	Total Energy			15,498,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

142

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.2%)	Rate	Date	Value

Financials (17.2%)
$2,000,000	Abbey National plc >‡	6.700%	6/15/2008	$2,022,820
2,700,000	American Express Credit Corporation †~	5.720	10/2/2007	2,677,566
3,455,000	American Express Credit Corporation †~	5.815	10/4/2007	3,432,093
2,000,000	American General Finance Corporation †‡	5.480	10/18/2007	1,999,998
1,400,000	BAC Capital Trust XIV ±‡	5.630	3/15/2012	1,331,925
2,000,000	Capital One Bank ±‡	4.875	5/15/2008	1,994,702
1,650,000	Capmark Financial Group, Inc. ‡	5.875	5/10/2012	1,502,695
2,250,000	Chubb Corporation ±	4.934	11/16/2007	2,250,850
2,400,000	CIT Group, Inc. ‡	5.200	11/3/2010	2,311,358
700,000	Corestates Capital Trust I ‡	8.000	12/15/2026	725,354
6,400,000	Countrywide Financial Corporation, Convertible †~	1.860	10/15/2007	5,840,640
2,400,000	Countrywide Home Loans, Inc. ±	4.125	9/15/2009	2,205,802
2,100,000	Credit Suisse First Boston USA, Inc. †‡	5.854	12/10/2007	2,098,975
2,000,000	Deluxe Corporation	3.500	10/1/2007	1,999,998
1,400,000	Developers Diversified Realty Corporation ‡	4.625	8/1/2010	1,380,299
2,500,000	Donaldson, Lufkin & Jenrette, Inc. ‡	6.500	4/1/2008	2,517,398
1,000,000	First Chicago Corporation ‡	6.375	1/30/2009	1,018,936
3,600,000	First Union Corporation ‡	6.300	4/15/2008	3,630,665
2,100,000	General Electric Capital Corporation ‡	5.200	2/1/2011	2,108,654
2,800,000	General Motors Acceptance Corporation ‡	6.875	8/28/2012	2,626,355
6,500,000	Goldman Sachs Group, Inc. †~	5.290	12/24/2007	6,460,552
2,100,000	Goldman Sachs Group, Inc. ~	4.500	6/15/2010	2,069,800
2,100,000	Hartford Financial Services Group, Inc. ‡	5.550	8/16/2008	2,104,889
2,800,000	International Lease Finance Corporation ~	3.300	1/23/2008	2,780,229
2,050,000	International Lease Finance Corporation ‡	5.750	6/15/2011	2,068,803
1,500,000	iSTAR Financial, Inc. ‡	4.875	1/15/2009	1,467,414
1,400,000	iSTAR Financial, Inc. ‡	5.125	4/1/2011	1,317,285
1,600,000	J.P. Morgan Chase & Company ‡	5.600	6/1/2011	1,620,286
2,100,000	John Hancock Global Funding II ‡	3.750	9/30/2008	2,070,705
2,500,000	KeyCorp ‡	4.700	5/21/2009	2,508,998
3,500,000	Lehman Brothers Holdings E-Capital Trust I †~	6.290	11/19/2007	3,328,818
2,000,000	Lehman Brothers Holdings, Inc. ‡	3.500	8/7/2008	1,975,282
1,700,000	Lehman Brothers Holdings, Inc.	5.250	2/6/2012	1,664,807
1,200,000	Lincoln National Corporation ‡	5.650	8/27/2012	1,205,494
6,500,000	Merrill Lynch & Company, Inc. *†‡	5.580	11/5/2007	6,448,559
2,800,000	Merrill Lynch & Company, Inc. ±	4.000	11/15/2007	2,795,141
3,500,000	Mizuho Preferred Capital Company, LLC ‡	8.790	6/30/2008	3,565,170
1,000,000	Monumental Global Funding II ‡	3.850	3/3/2008	993,179
6,500,000	Morgan Stanley †‡	5.640	10/15/2007	6,443,541
1,400,000	Morgan Stanley Dean Witter & Company ‡	6.750	4/15/2011	1,463,182
6,300,000	Nations Bank Capital Trust IV ±	8.250	4/15/2027	6,556,599
2,370,000	Pacific Life Global Funding	3.750	1/15/2009	2,332,879
2,100,000	Popular North America, Inc.	5.200	12/12/2007	2,097,961
2,500,000	Premium Asset Trust †	5.510	10/15/2007	2,502,792
1,400,000	Pricoa Global Funding I	4.350	6/15/2008	1,385,682
2,000,000	Protective Life Secured Trust	4.000	10/7/2009	1,974,990

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

143

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.2%)	Rate	Date	Value

Financials — continued
$2,800,000	Residential Capital Corporation †	9.190%	10/17/2007	$1,960,000
2,400,000	Residential Capital Corporation *	7.125	11/21/2008	2,148,000
1,050,000	Residential Capital Corporation	7.000	2/22/2011	855,750
3,900,000	Simon Property Group, LP	6.375	11/15/2007	3,905,729
2,400,000	SLM Corporation	4.000	1/15/2009	2,313,154
8,200,000	Societe Generale Real Estate Company, LLC >	7.640	10/1/2007	8,200,000
1,725,000	Tokai Preferred Capital Company, LLC	9.980	6/30/2008	1,786,398
1,400,000	UnumProvident Corporation	5.997	5/15/2008	1,399,570
700,000	Wachovia Capital Trust III	5.800	3/15/2011	695,304
1,400,000	Wachovia Corporation	6.375	2/1/2009	1,423,149
1,605,000	Wachovia Corporation	6.150	3/15/2009	1,628,199
1,400,000	Washington Mutual Preferred Funding II	6.895	6/15/2012	1,312,812
2,500,000	Washington Mutual, Inc.	4.000	1/15/2009	2,455,450
2,000,000	Wells Fargo & Company †	5.794	12/17/2007	1,998,188

	Total Financials			148,961,823

Mortgage-Backed Securities (6.5%)
16,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.000	10/1/2037	16,020,000
40,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	10/1/2037	40,725,000

	Total Mortgage-Backed Securities			56,745,000

Technology (0.6%)
2,000,000	International Business Machines Corporation ±	4.950	3/22/2011	1,992,092
700,000	Sun Microsystems, Inc.	7.650	8/15/2009	734,058
2,100,000	Xerox Corporation	5.500	5/15/2012	2,079,916

	Total Technology			4,806,066

Transportation (1.8%)
1,375,000	Delta Air Lines, Inc. ‡	7.111	9/18/2011	1,393,906
1,300,000	FedEx Corporation ±	3.500	4/1/2009	1,267,707
3,125,000	Norfolk Southern Corporation ‡	6.200	4/15/2009	3,174,134
2,400,000	Northwest Airlines, Inc. ‡	6.841	4/1/2011	2,400,000
4,800,000	Petro Stopping Centers LP/Petro Financial Corporation	9.000	2/15/2012	5,028,000
1,150,000	Union Pacific Corporation	6.125	1/15/2012	1,178,257
800,000	Union Pacific Corporation	5.450	1/31/2013	793,884

	Total Transportation			15,235,888

U.S. Government (8.7%)
8,000,000	Federal Home Loan Bank	4.100	6/13/2008	7,963,360
7,000,000	Federal Home Loan Bank *	4.875	2/9/2010	7,071,365
5,500,000	Federal Home Loan Mortgage Corporation	3.875	6/15/2008	5,466,268
2,000,000	Federal Home Loan Mortgage Corporation ‡	4.625	8/15/2008	1,999,290
5,000,000	Federal Home Loan Mortgage Corporation *	4.750	11/3/2009	5,034,770
2,800,000	Federal National Mortgage Association ‡	5.400	2/1/2008	2,804,001

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

144

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (100.2%)	Rate	Date	Value

U.S. Government — continued
$4,000,000	Federal National Mortgage Association *	4.000%	9/2/2008	$3,977,456
5,000,000	Federal National Mortgage Association *	5.300	2/22/2011	5,014,155
5,000,000	Federal National Mortgage Association *	5.125	4/15/2011	5,106,000
31,494,780	U.S. Treasury Notes, TIPS *	2.000	7/15/2014	31,069,100

	Total U.S. Government			75,505,765

Utilities (4.4%)
2,700,000	Carolina Power & Light, Inc. ±‡	5.950	3/1/2009	2,723,044
2,500,000	CenterPoint Energy, Inc. ±	5.875	6/1/2008	2,497,608
900,000	Cleveland Electric Illuminating Company ±	7.430	11/1/2009	937,014
3,500,000	Commonwealth Edison Company ‡	3.700	2/1/2008	3,476,392
3,100,000	Dominion Resources, Inc. ±	4.125	2/15/2008	3,083,117
675,000	DPL, Inc. ±	6.250	5/15/2008	677,125
2,100,000	Niagara Mohawk Power Corporation	7.750	10/1/2008	2,141,855
1,000,000	Pacific Gas & Electric Company ‡	3.600	3/1/2009	978,333
494,368	Power Receivables Finance, LLC	6.290	1/1/2012	509,075
5,500,000	PSEG Funding Trust	5.381	11/16/2007	5,500,424
359,000	Texas-New Mexico Power Company	6.125	6/1/2008	358,311
8,200,000	TXU Energy Company, LLC †	6.194	12/17/2007	8,212,357
2,000,000	Virginia Electric & Power Company	4.500	12/15/2010	1,965,536
5,000,000	Yorkshire Power Finance, Ltd.	6.496	2/25/2008	5,034,170

	Total Utilities			38,094,361

	Total Long-Term Fixed Income (cost $872,112,327)			867,621,145

			Expiration
Contracts	Options Purchased (0.1%)	Price	Date	Value

880	Call on U.S. Treasury Bond Futures	$109	11/20/2007	$948,754

	Total Options Purchased (cost $1,025,398)			948,754

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (7.3%)	Rate (+)	Date	Value

63,078,150	Thrivent Financial Securities Lending Trust	5.380%	N/A	$63,078,150

	Total Collateral Held for Securities Loaned
	(cost $63,078,150)			63,078,150

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

145

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (6.7%)	Rate (+)	Date	Value

$27,380,000	Barclays Bank plc Repurchase Agreement	4.850%	10/1/2007	$27,380,000
700,000	Federal National Mortgage Association ‡	5.080	12/14/2007	693,554
5,000,000	Royal Bank of Scotland	4.930	10/10/2007	4,992,468
24,887,324	Thrivent Money Market Portfolio	5.140	N/A	24,887,324

	Total Short-Term Investments (cost $57,952,285)			57,953,346

	Total Investments (cost $994,168,160) 114.3%			$989,601,395

	Other Assets and Liabilities, Net (14.3%)			(123,567,982)

	Total Net Assets 100.0%			$866,033,413

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

2-Yr. U.S. Treasury Bond Futures	360	December 2007	$74,310,317	$74,536,877	$226,560
5-Yr. U.S. Treasury Bond Futures	80	December 2007	8,535,244	8,562,500	27,256
10-Yr. U.S. Treasury Bond Futures	(685)	December 2007	(75,208,773)	(74,857,656)	351,117
Total Futures					$604,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

146

Limited Maturity Bond Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

					Notional
	Fund	Fund	Buy/Sell	Termination	Principal	Unrealized
Swaps and Counterparty	Receives	Pays	Protection	Date	Amount	Gain/(Loss)

Credit Default Swaps
LCDX, N.A. Index Series 8,
5 Year, at 1.20%;	N/A	N/A	Sell	June 2012	$5,200,000	($195,417)
Bank of America, N.A.
LCDX, N.A. Index Series 8,
5 Year, at 1.20%;	N/A	N/A	Sell	June 2012	5,000,000	(183,537)
J.P. Morgan Chase and Co.

Interest Rate Swaps
Bank of America, 2 Year	5.275%	3 Month LIBOR	N/A	May 2009	24,000,000	191,297
Bank of America, 2 Year	5.306	3 Month LIBOR	N/A	June 2009	30,000,000	297,051
Total Swaps						$109,394

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

> Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 28, 2007, $1,671,887 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $173,527,584 and $71,497,586 of investments were earmarked as collateral to cover open financial futures contracts and swap contracts, respectively.

~ All or a portion of the security was earmarked as collateral to cover options.

 ▪ Repurchase agreement dated September 28, 2007, $27,380,453 maturing October 1, 2007, collateralized by $27,928,062 Federal Home Loan Bank Discount Notes, Zero Coupon due July 21, 2008.

Definitions

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,531,506
Gross unrealized depreciation	(7,098,271)

Net unrealized appreciation (depreciation)	($4,566,765)
Cost for federal income tax purposes	$994,168,160

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

147

Mortgage Securities Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (133.0%)	Rate	Date	Value

Asset-Backed Securities (27.8%)
$2,000,000	Americredit Automobile Receivables Trust ±†	5.878%	10/6/2007	$1,986,398
11,707	Countrywide Asset-Backed Certificates ±†	5.211	10/25/2007	11,707
2,000,000	Credit Based Asset Servicing and Securitization, LLC ±†‡	5.241	10/25/2007	1,983,208
1,343,704	First Horizon ABS Trust ±†	5.291	10/25/2007	1,319,360
1,500,000	Ford Credit Floor Plan Master Owner Trust ±†‡	5.933	10/15/2007	1,472,456
2,000,000	GMAC Mortgage Corporation Loan Trust ±†	5.221	10/25/2007	1,990,138
239,589	Master Asset-Backed Securities Trust ±†	5.211	10/25/2007	239,272
1,000,000	MBNA Credit Card Master Note Trust ±†	5.863	10/15/2007	999,382
815,831	Residential Funding Mortgage Securities II †~	5.261	10/25/2007	808,267
570,704	SLM Student Loan Trust ±†	5.370	10/25/2007	570,834
2,000,000	Textron Financial Floorplan Master Note Trust ±†	5.923	10/13/2007	1,998,236
929,751	Wachovia Asset Securitization, Inc. ±†	5.271	10/25/2007	916,242

	Total Asset-Backed Securities			14,295,500

Commercial Mortgage-Backed Securities (21.2%)
802,891	Banc of America Mortgage Securities, Inc. ±	4.802	9/25/2035	790,420
67,019	Commercial Mortgage Pass-Through Certificates ±†	5.853	10/15/2007	67,020
124,490	Credit Suisse First Boston Mortgage
	Securities Corporation ±†	5.501	10/25/2007	124,524
679,890	Impac CMB Trust ±†	5.391	10/25/2007	668,861
400,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±	4.302	1/15/2038	389,474
1,000,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ±‡	6.007	6/15/2049	1,017,531
1,000,000	LB-UBS Commercial Mortgage Trust ~	4.553	7/15/2030	989,011
1,125,501	Merrill Lynch Mortgage Investors, Inc. ±	4.873	6/25/2035	1,119,649
370,286	MLCC Mortgage Investors, Inc. ±†	5.461	10/25/2007	369,668
555,075	National Collegiate Student Loan Trust ±†	5.201	10/25/2007	555,291
1,562,576	Thornburg Mortgage Securities Trust ±†	5.221	10/25/2007	1,552,063
500,000	TIAA Real Estate CDO, Ltd. ±	5.823	8/15/2039	508,198
2,000,000	Wachovia Bank Commercial Mortgage Trust ±†	5.873	10/15/2007	1,988,796
742,166	Wells Fargo Mortgage Backed Securities Trust ±	4.950	3/25/2036	733,324

	Total Commercial Mortgage-Backed Securities			10,873,830

Mortgage-Backed Securities (79.6%)
15,500,000	Federal Home Loan Mortgage Corporation Gold
	30-Yr. Pass Through §	6.000	10/1/2037	15,514,539
2,008,798	Federal National Mortgage Association ±	6.000	8/1/2024	2,024,213
16,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §~	5.500	10/1/2037	15,670,000
7,500,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	10/1/2037	7,635,938

	Total Mortgage-Backed Securities			40,844,690

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

148

Mortgage Securities Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (133.0%)	Rate	Date	Value

U.S. Government (4.4%)
$100,000	U.S. Treasury Notes ‡	4.875%	4/30/2011	$102,586
2,210,160	U.S. Treasury Notes, TIPS ±	2.000	7/15/2014	2,180,287

	Total U.S. Government			2,282,873

	Total Long-Term Fixed Income (cost $68,388,252)			68,296,893

			Expiration
Contracts	Options Purchased <0.1%	Price	Date	Value

20	Call on U.S. Treasury Bond Futures	$109	11/20/2007	$21,563

	Total Options Purchased (cost $16,925)			21,563

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

149

Mortgage Securities Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (42.5%)	Rate (+)	Date	Value

$2,000,000	Amsterdam Funding Corporation ±	5.250%	10/11/2007	$1,996,500
2,500,000	Jupiter Securitization Company, LLC ±‡~	5.300	10/2/2007	2,498,896
2,500,000	Nieuw Amsterdam Receivables Corporation ±	5.250	10/3/2007	2,498,542
2,000,000	Novartis Finance Corporation	4.950	10/1/2007	1,999,450
2,500,000	Old Line Funding Corporation ±	5.250	10/16/2007	2,493,802
2,500,000	Regency Markets No.1, LLC ±	5.400	10/3/2007	2,498,500
2,525,000	Thames Asset Global Securitization, Inc. ±	5.300	10/17/2007	2,518,309
2,500,000	Three Pillars, Inc. ±	5.300	10/15/2007	2,494,111
859	Thrivent Money Market Portfolio	5.140	N/A	859
1,250,000	Toyota Motor Credit Corporation ±	4.800	10/17/2007	1,247,000
1,550,000	Triple A-1 Funding Corporation	5.500	10/1/2007	1,549,526

	Total Short-Term Investments (at amortized cost)			21,795,495

	Total Investments (cost $90,200,672) 175.5%			$90,113,951

	Other Assets and Liabilities, Net (75.5%)			(38,771,678)

	Total Net Assets 100.0%			$51,342,273

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)

5-Yr. U.S. Treasury Bond Futures	20	December 2007	$2,135,374	$2,140,625	$5,251
Total Futures					$5,251

	Number of	Exercise	Expiration		Unrealized
Call Options Written	Contracts	Price	Date	Value	Gain/(Loss)

Federal National Mortgage Association
Conventional 30-Yr. Pass-Through	2	$98.28	October 2007	($4,844)	$0
Federal National Mortgage Association
Conventional 30-Yr. Pass-Through	2	98.03	October 2007	(5,781)	2,969
Total Call Options Written					$2,969

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 28, 2007, $102,586 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $2,191,674 of investments were earmarked as collateral to cover open financial futures contracts.

~ All or a portion of the security was earmarked as collateral to cover options.

Definitions

TIPS — Treasury Inflation Protected Security.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$197,844
Gross unrealized depreciation	(284,565)

Net unrealized appreciation (depreciation)	($86,721)
Cost for federal income tax purposes	$90,200,672

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

150

Money Market Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Certificates of Deposit (0.3%)	Rate (+)	Date	Value

$2,500,000	Deutsche Bank AG	5.410%	6/9/2008	$2,500,000

	Total Certificates of Deposit			2,500,000

Principal		Interest	Maturity
Amount	Commercial Paper (72.7%)	Rate (+)	Date	Value

Asset-Backed Commercial Paper (2.6%)
$3,815,000	Axon Financial Funding, LLC	5.270%	10/22/2007	$3,802,155
6,500,000	GOVCO, Inc.	5.400	11/7/2007	6,461,975
8,175,000	GOVCO, Inc.	5.900	12/12/2007	8,075,855
1,560,000	GOVCO, Inc.	5.220	12/20/2007	1,541,452

	Total Asset-Backed Commercial Paper			19,881,437

Banking — Domestic (8.5%)
4,980,000	Bank of America Corporation	5.270	10/2/2007	4,977,813
1,600,000	Bank of America Corporation	5.260	10/10/2007	1,597,429
4,704,000	Bank of America Corporation	5.311	11/16/2007	4,670,692
840,000	Bank of America Corporation	5.250	11/20/2007	833,630
5,300,000	Bank of America Corporation	5.400	12/3/2007	5,248,325
7,626,000	Barclays Bank plc	5.205	10/29/2007	7,592,922
8,250,000	Societe Generale NA	5.500	10/22/2007	8,221,011
815,000	Societe Generale NA	5.280	11/13/2007	809,621
4,080,000	Societe Generale NA	5.280	11/26/2007	4,045,294
2,040,000	UBS Finance Corporation	5.500	10/22/2007	2,032,832
1,100,000	UBS Finance Corporation	5.230	10/23/2007	1,096,165
4,800,000	UBS Finance Corporation	5.460	2/6/2008	4,705,360
4,850,000	UBS Finance Corporation	5.335	2/19/2008	4,747,220
4,930,000	UBS Finance Corporation	5.295	2/27/2008	4,820,507
4,900,000	UBS Finance Corporation	5.315	2/29/2008	4,789,315
3,230,000	UBS Finance Corporation	5.250	3/17/2008	3,149,923
900,000	UBS Finance Delaware, LLC	5.210	1/30/2008	883,979

	Total Banking — Domestic			64,222,038

Banking — Foreign (0.1%)
1,020,000	Royal Bank of Scotland	5.250	11/16/2007	1,012,860

	Total Banking — Foreign			1,012,860

Basic Industry (0.3%)
2,230,000	BASF AG	5.205	12/28/2007	2,200,982

	Total Basic Industry			2,200,982

Brokerage (2.1%)
8,180,000	Citigroup Funding, Inc.	5.220	12/18/2007	8,085,112
8,130,000	Morgan Stanley	5.410	3/17/2008	7,922,301

	Total Brokerage			16,007,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

151

Money Market Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (72.7%)	Rate (+)	Date	Value

Consumer Non-Cyclical (5.5%)
$7,950,000	Catholic Health Initiatives	5.330%	10/10/2007	$7,950,000
8,230,000	Nestle Capital Corporation	5.240	1/17/2008	8,098,228
4,940,000	Nestle Capital Corporation	5.230	1/25/2008	4,855,315
6,590,000	Nestle Capital Corporation	5.140	2/14/2008	6,460,155
8,175,000	Nestle Finance France SA	5.220	12/7/2007	8,093,209
6,560,000	Nestle Finance France SA	5.180	1/7/2008	6,465,609

	Total Consumer Non-Cyclical			41,922,516

Education (4.6%)
7,250,000	Duke University	5.290	10/4/2007	7,244,673
8,000,000	Duke University	5.290	10/5/2007	7,992,947
7,800,000	Northwestern University	5.290	10/10/2007	7,787,392
2,177,000	Northwestern University	5.260	12/5/2007	2,155,688
1,550,000	Northwestern University	5.300	12/7/2007	1,534,254
1,500,000	Yale University	5.290	10/10/2007	1,497,576
6,575,000	Yale University	5.310	11/6/2007	6,538,147

	Total Education			34,750,677

Finance (37.0%)
8,080,000	Amsterdam Funding Corporation	5.180	11/28/2007	8,010,243
9,550,000	BTM Capital Corporation	5.290	10/5/2007	9,541,580
3,300,000	BTM Capital Corporation	5.275	10/9/2007	3,295,164
12,400,000	BTM Capital Corporation	5.270	10/25/2007	12,352,804
9,660,000	Charta, LLC	5.260	10/11/2007	9,643,063
4,900,000	Cooperative Association of Tractor Dealers, Inc.	5.400	10/2/2007	4,897,795
4,300,000	Cooperative Association of Tractor Dealers, Inc.	5.290	11/5/2007	4,276,621
2,041,000	Cooperative Association of Tractor Dealers, Inc.	5.270	11/16/2007	2,026,659
1,000,000	Cooperative Association of Tractor Dealers, Inc.	5.280	11/21/2007	992,227
1,050,000	Cooperative Association of Tractor Dealers, Inc.	5.300	11/26/2007	1,041,034
1,290,000	Cooperative Association of Tractor Dealers, Inc.	5.300	11/27/2007	1,278,795
2,710,000	Cooperative Association of Tractor Dealers, Inc.	5.240	12/28/2007	2,674,499
2,650,000	Cooperative Association of Tractor Dealers, Inc.	5.210	1/29/2008	2,603,211
2,700,000	Cooperative Association of Tractor Dealers, Inc.	5.210	1/30/2008	2,651,938
1,000,000	Cooperative Association of Tractor Dealers, Inc.	5.400	2/6/2008	980,500
3,245,000	Cooperative Association of Tractor Dealers, Inc.	5.200	3/19/2008	3,164,380
8,200,000	Corporate Receivables Corporation	5.300	11/15/2007	8,143,260
7,475,000	Corporate Receivables Corporation	5.300	11/16/2007	7,422,177
7,160,000	ED&F Man Treasury Management plc	5.270	10/10/2007	7,148,470
6,600,000	Fountain Square Commercial	5.235	11/28/2007	6,542,415
2,900,000	Fountain Square Commercial Funding	5.250	10/19/2007	2,891,542
1,702,000	Fountain Square Commercial Funding	5.270	10/30/2007	1,694,276
3,000,000	Galaxy Funding, Inc.	5.290	10/22/2007	2,989,861
8,100,000	Galaxy Funding, Inc.	5.170	12/26/2007	7,997,634
8,100,000	Galaxy Funding, Inc.	5.170	12/28/2007	7,995,308
795,000	General Electric Capital Corporation	5.230	12/18/2007	785,761

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

152

Money Market Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (72.7%)	Rate (+)	Date	Value

Finance — continued
$6,200,000	Grampian Funding, LLC	5.185%	11/19/2007	$6,154,458
985,000	Grampian Funding, LLC	5.250	12/14/2007	974,083
1,625,000	Grampian Funding, LLC	5.250	1/11/2008	1,600,354
9,500,000	Greyhawk Funding, LLC	5.285	10/2/2007	9,495,816
6,600,000	Kitty Hawk Funding Corporation	5.760	12/21/2007	6,512,352
6,300,000	NATC California, LLC	5.260	10/11/2007	6,288,954
4,456,000	North Sea Funding, LLC	5.260	10/15/2007	4,445,583
7,273,000	North Sea Funding, LLC	5.260	10/22/2007	7,248,559
7,888,000	North Sea Funding, LLC	5.270	10/31/2007	7,851,049
1,620,000	North Sea Funding, LLC	5.250	11/15/2007	1,608,896
8,130,000	Old Line Funding Corporation	6.100	12/20/2007	8,017,038
8,080,000	Old Line Funding Corporation	5.150	12/27/2007	7,979,438
3,250,000	Old Line Funding Corporation	5.200	1/18/2008	3,197,892
669,000	Park Avenue Receivables Corporation	5.330	10/15/2007	667,415
2,053,000	Regency Markets No.1, LLC	5.750	10/17/2007	2,047,098
8,080,000	Solitaire Funding, LLC	5.220	12/10/2007	7,995,645
8,120,000	Solitaire Funding, LLC	5.200	12/28/2007	8,014,440
8,010,000	Thames Asset Global Securitization, Inc.	5.250	11/14/2007	7,956,266
2,000,000	Three Pillars, Inc.	5.300	10/16/2007	1,994,994
9,700,000	Thunder Bay Funding, Inc.	5.600	12/17/2007	9,580,798
4,850,000	Thunder Bay Funding, Inc.	5.250	12/27/2007	4,787,051
4,961,000	Triple A-1 Funding Corporation	6.000	10/1/2007	4,959,346
8,150,000	Triple A-1 Funding Corporation	5.750	11/14/2007	8,090,120
9,615,000	Victory Receivables Corporation	5.270	10/17/2007	9,589,665
9,780,000	Windmill Funding Corporation	5.180	11/29/2007	9,694,159
11,000,000	Yorktown Capital, LLC	5.270	10/29/2007	10,951,692

	Total Finance			280,744,378

Insurance (11.6%)
3,500,000	Aquinas Funding	5.200	1/30/2008	3,437,817
9,765,000	Curzon Funding, LLC	5.270	11/6/2007	9,710,680
2,190,000	Curzon Funding, LLC	5.190	11/9/2007	2,177,055
4,880,000	Monument Gardens	5.100	3/18/2008	4,761,782
9,900,000	Monumental Gardens Funding, LLC	5.375	10/30/2007	9,854,178
9,615,000	Nyala Funding, LLC	5.265	10/15/2007	9,592,501
6,285,000	Nyala Funding, LLC	5.182	11/15/2007	6,242,476
8,300,000	Nyala Funding, LLC	5.580	11/21/2007	8,231,816
4,850,000	Nyala Funding, LLC	5.100	3/25/2008	4,727,699
3,230,000	Swiss RE Financial Products Company	5.500	12/13/2007	3,192,990
8,215,000	Swiss RE Financial Products Company	5.300	1/28/2008	8,068,659
8,090,000	Swiss RE Financial Products Company	5.250	3/11/2008	7,896,514
9,870,000	Swiss Reinsurance Company	5.310	11/21/2007	9,792,842

	Total Insurance			87,687,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

153

Money Market Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Commercial Paper (72.7%)	Rate (+)	Date	Value

U.S. Municipal (0.4%)
$3,140,000	State of Michigan Industry Regional Authority
	General Obligation Bonds	5.410%	10/4/2007	$3,140,000

	Total U.S. Municipal			3,140,000

	Total Commercial Paper			551,569,310

		Interest	Maturity
Shares	Other (2.1%)	Rate (+)	Date	Value

15,880,000	Barclay’s Prime Money Market Fund	5.360%	N/A	$15,880,000

	Total Other			15,880,000

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.2%) †	Rate (+)	Date	Value

Banking — Domestic (5.9%)
$3,250,000	Bank of New York Company, Inc.	5.820%	10/10/2007	$3,250,000
2,600,000	Bank of New York Company, Inc.	5.189	10/29/2007	2,600,267
6,500,000	Fifth Third Bancorp	5.136	10/23/2007	6,500,000
3,250,000	HSBC USA, Inc.	5.753	10/15/2007	3,250,000
6,310,000	Rabobank Nederland NV/NY	5.518	11/15/2007	6,310,000
6,700,000	Royal Bank of Canada NY	5.710	10/1/2007	6,700,000
6,200,000	Svenska Handelsbanken AB	5.119	10/22/2007	6,200,000
4,136,000	Wells Fargo & Company	5.770	10/3/2007	4,140,990
5,775,000	Wells Fargo & Company	5.833	10/15/2007	5,775,000

	Total Banking — Domestic			44,726,257

Banking — Foreign (5.8%)
3,440,000	Bank of Ireland	5.496	10/22/2007	3,440,000
4,050,000	BNP Paribas SA	5.119	10/26/2007	4,050,000
7,810,000	BNP Paribas SA	5.330	11/7/2007	7,810,000
6,000,000	DNB NOR ASA	5.131	10/25/2007	6,000,000
9,520,000	HBOS Treasury Services plc	5.789	10/9/2007	9,520,000
3,140,000	Royal Bank of Canada	5.768	10/9/2007	3,140,000
4,000,000	Royal Bank of Scotland plc	5.159	10/22/2007	4,000,000
6,320,000	Svenska Handelsbanken AB	5.773	10/15/2007	6,320,000

	Total Banking — Foreign			44,280,000

Basic Industry (1.2%)
9,380,000	BASF Finance Europe NV	5.350	10/22/2007	9,380,000

	Total Basic Industry			9,380,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

154

Money Market Portfolio
Schedule of Investments as of September 28, 2007 (unaudited)

Principal		Interest	Maturity
Amount	Variable Rate Notes (26.2%) †	Rate (+)	Date	Value

Brokerage (4.0%)
$11,000,000	Goldman Sachs Group, Inc.	5.356%	10/25/2007	$11,000,000
4,000,000	Lehman Brothers Holdings, Inc.	5.390	10/3/2007	3,998,554
5,000,000	Lehman Brothers Holdings, Inc.	5.216	10/22/2007	5,003,242
5,000,000	Merrill Lynch & Company, Inc.	5.893	10/15/2007	5,000,191
5,000,000	Merrill Lynch & Company, Inc.	5.276	10/24/2007	5,000,000

	Total Brokerage			30,001,987

Consumer Cyclical (0.8%)
6,240,000	American Honda Finance Corporation	5.695	12/11/2007	6,240,000

	Total Consumer Cyclical			6,240,000

Finance (5.7%)
2,730,000	Kordsa, Inc.	5.160	10/4/2007	2,730,000
8,900,000	Merrill Lynch & Company, Inc.	5.340	11/23/2007	8,900,000
15,500,000	Union Hamilton Special Funding, LLC	5.238	12/21/2007	15,500,000
16,270,000	Union Hamilton Special Funding, LLC	5.498	12/28/2007	16,269,996

	Total Finance			43,399,996

Insurance (2.8%)
5,675,000	Allstate Life Global Funding II	5.890	10/9/2007	5,675,000
5,775,000	Allstate Life Global Funding II	5.813	10/15/2007	5,775,000
9,440,000	ING Verzekeringen NV	5.690	10/4/2007	9,440,000

	Total Insurance			20,890,000

	Total Variable Rate Notes			198,918,240

	Total Investments (at amortized cost) 101.3%			$768,867,550

	Other Assets and Liabilities, Net (1.3%)			(9,882,332)

	Total Net Assets 100.0%			$758,985,218

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes is $768,867,550.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

155

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 28, 2007 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Directors and the change in value, if any, is recorded as unrealized gains or losses. Mutual Funds are valued at their net asset value at the close of each business day.

For all Portfolios other than Money Market Portfolio, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market

Portfolio are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Fund’s investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board of Directors, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Directors has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Directors.

Additional information for the Portfolios’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolios’ most recent annual or semiannual shareholder report.

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the nine months ended September 28, 2007, in Money Market Portfolio, is as follows:

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	January 1, 2007 –
Portfolio	Additions	Reductions	September 28, 2007	September 28, 2007	September 28, 2007

Aggressive Allocation	$ 6,002,205	$ 14,324	9,348,648	$ 9,348,648	$ 211,094
Moderately Aggressive Allocation	52,056,085	14,279,024	59,179,996	59,179,996	1,377,480
Moderate Allocation	72,339,462	13,465,220	154,811,903	154,811,903	4,665,234
Moderately Conservative Allocation	31,787,489	12,876,328	69,096,616	69,096,616	2,254,638
Technology	29,708,682	26,596,042	3,782,918	3,782,918	66,002
Partner Small Cap Growth	28,768,115	27,938,566	2,811,887	2,811,887	78,784
Partner Small Cap Value	24,565,061	23,624,747	5,791,288	5,791,288	239,535
Small Cap Stock	84,566,434	68,779,087	22,545,695	22,545,695	584,605
Small Cap Index	63,633,676	58,510,611	5,460,854	5,460,854	260,182
Mid Cap Growth	99,372,945	98,402,665	16,586,142	16,586,142	428,125
Mid Cap Growth II	9,209,491	7,994,864	2,130,410	2,130,410	38,593
Partner Mid Cap Value	29,455,247	28,372,961	2,947,580	2,947,580	93,978
Mid Cap Stock	93,094,864	89,965,048	16,034,750	16,034,750	474,565
Mid Cap Index	22,620,106	22,916,269	2,911,373	2,911,373	100,285
Partner International Stock	165,092,963	168,491,738	8,443,529	8,443,529	271,094
Partner All Cap	31,903,905	31,224,478	1,683,338	1,683,338	64,601

156

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 28, 2007 (unaudited)

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	January 1, 2007 –
Portfolio	Additions	Reductions	September 28, 2007	September 28, 2007	September 28, 2007

Large Cap Growth	$ 68,903,962	$ 81,555,369	2,019,038	$ 2,019,038	$ 321,036
Large Cap Growth II	8,195,471	8,483,679	414,661	414,661	13,092
Partner Growth Stock	20,165,243	18,844,748	3,861,909	3,861,909	102,261
Large Cap Value	81,325,603	88,121,382	3,874,857	3,874,857	375,957
Large Cap Stock	71,434,020	75,975,952	6,300,808	6,300,808	605,063
Large Cap Index	65,343,715	65,946,356	8,908,936	8,908,936	187,871
Real Estate Securities	74,779,209	89,456,170	—	—	284,265
Balanced	85,725,172	97,486,243	3,915,021	3,915,021	429,874
High Yield	45,101,943	57,954,885	1,630,143	1,630,143	383,079
Diversified Income Plus	21,553,342	12,519,219	11,190,578	11,190,578	244,740
Income	32,449,041	38,498,883	8,201,954	8,201,954	491,860
Bond Index	27,164,337	14,347,393	21,493,958	21,493,958	419,089
Limited Maturity Bond	120,907,256	111,460,708	24,887,324	24,887,324	496,571
Mortgage Securities	32	—	859	859	31
Total Value and Dividend Income				$480,266,973	$15,563,584

A summary of transactions for the nine months ended September 28, 2007, in Thrivent Financial Securities Lending Trust,
is as follows:

	Gross	Gross	Balance of
	Purchases and	Sales and	Shares Held at	Value
Portfolio	Additions	Reductions	September 28, 2007	September 28, 2007

Technology	$ 68,170,082	$ 73,764,638	5,243,050	$ 5,243,050
Partner Small Cap Growth	119,988,509	91,501,174	56,229,930	56,229,930
Partner Small Cap Value	124,099,555	111,648,692	54,751,268	54,751,268
Small Cap Stock	267,709,772	281,158,343	88,038,506	88,038,506
Small Cap Index	214,228,007	203,791,590	124,287,454	124,287,454
Mid Cap Growth	550,131,571	497,228,891	220,146,514	220,146,514
Mid Cap Growth II	17,671,240	20,660,556	4,997,525	4,997,525
Partner Mid Cap Value	83,075,895	80,652,692	10,808,107	10,808,107
Mid Cap Stock	393,164,740	378,797,566	68,408,352	68,408,352
Mid Cap Index	88,466,649	107,477,739	17,447,525	17,447,525
Partner International Stock	877,525,330	1,044,225,643	112,750,088	112,750,088
Partner All Cap Growth	95,561,502	97,138,826	14,079,577	14,079,577
Large Cap Growth	1,995,451,450	1,750,028,455	366,852,079	366,852,079
Large Cap Growth II	35,250,370	38,263,014	1,900,255	1,900,255
Partner Growth Stock	106,479,232	94,406,297	17,652,267	17,652,267
Large Cap Value	809,446,893	627,758,604	201,079,559	201,079,559
Large Cap Stock	297,258,443	194,921,683	134,623,033	134,623,033
Large Cap Index	354,789,829	271,300,777	94,238,187	94,238,187
Real Estate Securities	515,547,991	412,847,827	137,301,130	137,301,130
Balanced	202,667,339	182,739,942	66,095,121	66,095,121
High Yield	393,425,878	433,683,191	109,217,762	109,217,762
Diversified Income Plus	73,795,672	89,455,539	11,801,843	11,801,843
Income	365,768,533	375,972,283	124,785,858	124,785,858
Bond Index	145,911,994	146,028,782	53,406,825	53,406,825
Limited Maturity Bond	199,806,201	195,314,696	63,078,150	63,078,150
Total Value				$2,159,219,965

157

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 28, 2007 (unaudited)

INVESTMENTS IN AFFILIATES — continued

A summary of transactions for the Thrivent Allocation Portfolios for the nine months ended September 28, 2007, in the following
Thrivent Portfolios, is as follows:

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	January 1–
Portfolio	Additions	Reductions	September 28, 2007	September 28, 2007	September 28, 2007

Aggressive Allocation
Partner Small Cap Growth	$ 8,398,858	$ 2,482,418	2,024,337	$ 29,085,872	$ —
Partner Small Cap Value	7,641,992	8,847,689	1,057,135	20,392,973	90,388
Small Cap Stock	15,513,261	4,320,674	2,226,821	35,359,025	82,363
Mid Cap Growth	5,375,490	5,186,857	857,449	17,633,434	83,152
Partner Mid Cap Value	4,585,178	4,476,424	1,158,515	16,026,663	—
Mid Cap Stock	16,520,463	76,805	2,563,557	35,232,495	190,372
Partner International Stock	27,544,622	8,172,320	5,757,283	102,244,163	1,293,700
Large Cap Growth	28,351,720	246,894	5,468,413	104,933,386	422,732
Large Cap Value	9,279,845	84,094	2,395,357	33,412,359	347,990
Large Cap Stock	17,102,633	108,739	4,083,865	46,087,232	372,423
Real Estate Securities	—	276,727	—	—	—
High Yield	3,441,736	10,176,263	980,456	4,879,241	591,385
Income	17,363,683	53,089	2,441,680	23,822,006	516,809
Limited Maturity Bond	2,017,852	3,790,373	478,751	4,727,041	227,431
Money Market	6,002,204	14,324	9,348,648	9,348,648	211,094
Total Value and Dividend Income				$ 483,184,538	$ 4,429,839

Moderately Aggressive Allocation
Partner Small Cap Growth	16,941,301	1,049,393	3,492,402	50,179,183	—
Partner Small Cap Value	15,220,072	15,509,143	1,628,890	31,422,586	142,142
Small Cap Stock	36,457,024	15,510,468	4,092,583	64,984,896	160,356
Mid Cap Growth	7,997,636	11,571,799	1,263,321	25,980,196	90,083
Partner Mid Cap Value	7,779,683	11,427,833	1,709,847	23,653,678	—
Mid Cap Stock	53,024,635	25,782,039	4,740,170	65,147,006	660,888
Partner International Stock	81,378,511	28,579,344	13,244,688	235,213,731	3,035,007
Large Cap Growth	95,821,217	37,305	15,245,963	292,554,784	1,145,487
Large Cap Value	86,863,878	30,722	16,532,770	230,612,306	2,202,976
Large Cap Stock	88,429,326	32,916	22,203,714	250,573,349	2,222,978
Real Estate Securities	31,567,380	3,025,234	2,532,832	51,742,974	353,181
High Yield	24,716,950	63,086,249	4,001,831	19,915,111	2,926,100
Income	120,268,492	32,916	21,845,222	213,130,722	5,716,367
Limited Maturity Bond	24,199,126	10,447,315	6,587,499	65,042,988	2,161,443
Money Market	52,056,085	14,279,024	59,179,996	59,179,996	1,377,480
Total Value and Dividend Income				$1,679,333,506	$22,194,488

158

THRIVENT SERIES FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
September 28, 2007 (unaudited)

	Gross	Gross	Balance of		Dividend Income
	Purchases and	Sales and	Shares Held at	Value	January 1–
Portfolio	Additions	Reductions	September 28, 2007	September 28, 2007	September 28, 2007

Moderate Allocation
Partner Small Cap Growth	$ 28,025,930	$ —	2,014,132	$ 28,939,249	$ —
Partner Small Cap Value	18,683,953	—	937,970	18,094,193	—
Small Cap Stock	29,026,454	63,001,998	1,950,608	30,973,115	238,681
Mid Cap Growth	18,273,959	5,042	1,008,113	20,731,837	69,392
Partner Mid Cap Value	18,191,931	5,042	1,365,888	18,895,418	—
Mid Cap Stock	26,783,570	45,684,281	4,257,882	58,518,624	584,170
Partner International Stock	71,156,258	25,006,896	11,328,571	201,185,231	2,562,547
Large Cap Growth	93,938,814	73,114	15,553,495	298,456,015	1,187,046
Large Cap Value	78,020,460	50,424	14,141,191	197,252,640	1,814,426
Large Cap Stock	87,500,476	60,508	21,276,217	240,106,360	2,077,697
Real Estate Securities	38,885,029	12,122,247	3,347,964	68,395,228	525,383
High Yield	30,510,833	75,237,628	5,038,458	25,073,884	3,491,762
Income	179,850,672	108,411	38,377,675	374,427,946	11,078,276
Limited Maturity Bond	112,567,253	65,551	27,416,505	270,702,341	7,425,160
Money Market	72,339,462	13,465,220	154,811,903	154,811,903	4,665,234
Total Value and Dividend Income				$2,006,563,984	$35,719,774

Moderately Conservative
Small Cap Stock	7,455,583	732,213	1,271,792	20,194,397	48,722
Mid Cap Stock	8,599,244	12,783,929	975,197	13,402,722	190,681
Partner International Stock	14,182,659	1,730,638	2,334,189	41,453,094	475,344
Large Cap Growth	21,515,421	26,764	3,674,299	70,506,128	284,155
Large Cap Value	16,920,118	17,560	3,155,730	44,018,646	411,398
Large Cap Stock	21,641,960	21,037	4,864,592	54,897,898	449,804
Real Estate Securities	13,591,548	4,399,066	1,154,606	23,587,328	178,197
High Yield	9,101,119	19,931,153	1,737,762	8,647,973	989,861
Income	51,277,987	38,383	10,306,553	100,554,856	2,888,445
Limited Maturity Bond	95,986,862	95,087	24,370,377	240,625,400	6,608,035
Money Market	31,787,489	12,876,328	69,096,616	69,096,616	2,254,638
Total Value and Dividend Income				$ 686,985,058	$14,779,280

159

Thrivent Financial for Lutherans®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com
800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 27, 2007	THRIVENT SERIES FUND,
INC.

	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 27, 2007	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Date: November 27, 2007	By:	/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer